Registration No. 333-219400

811-21397

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 2	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 68	☒

NYLIAC VARIABLE ANNUITY

SEPARATE ACCOUNT-IV

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Trina Sandoval, Esq. New York Life Insurance and Annuity Corporation 51 Madison Avenue New York, New York 10010 (Name and Address of Agent for Service)

Copy to:

Chip Lunde, Esq. Carlton Fields Jorden Burt 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208	Thomas F. English Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2018 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effectiveness date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in a separate account under variable annuity contracts.

PROSPECTUS Dated May 1, 2018

for

New York Life Premier Variable Annuity—FP Series

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

This Prospectus describes the individual flexible premium New York Life Premier Variable Annuity—FP Series policies issued by New York Life Insurance and Annuity Corporation (NYLIAC). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer no additional tax benefit when used with plans that qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or penalty tax), a choice of when Income Payments commence, and a guaranteed death benefit if the Owner dies before Income Payments have commenced.

Other variable annuity policies offered by NYLIAC are available through other broker-dealers with features not available under this policy. In addition, some optional features of the policy may not be available when purchased through certain broker-dealers. Ask your registered representative for more information. If a particular optional feature that interests you is not available through your broker-dealer, you may want to contact another broker-dealer to explore its availability. We reserve the right to prospectively restrict the availability of optional features and to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of policies that you may purchase. We also reserve the right to refuse initial and any or all subsequent premium payments. Please confirm with us or your registered representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

You can choose to have the Mortality and Expense Risk and Administrative Costs Charge (“M&E Charge”) associated with your policy assessed based on either the Accumulation Value of the policy (which invests in Separate Account III) or the Adjusted Premium Payments (which invests in Separate Account IV). The M&E Charge assessed to your policy will be based on the option that you choose. You must choose your M&E Charge option prior to the issuance of the policy. Once the M&E Charge option is chosen it cannot be changed. Please confirm with your registered representative that both M&E Charge options are available.

For Accumulation Value based M&E Charge policies, the M&E Charge is assessed based on the Accumulation Value of the policy and will vary with fluctuations in the policy’s Accumulation Value. For Premium based M&E Charge policies, the M&E Charge is assessed based on the Adjusted Premium Payments and will not vary with fluctuations in the policy’s Accumulation Value. Please see “TABLE OF FEES AND EXPENSES—Periodic Charges Other Than Fund Company Charges” for more information.

You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by the current prospectuses for the Eligible Portfolios of the Funds in which the Investment Divisions invest (the “Funds” and each individually, a “Fund”). Please contact us at (800) 762-6212, or contact your registered representative, if you do not have the accompanying book of underlying fund prospectuses.

To learn more about the policies, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 762-6212 or write to us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The policies involve risks, including potential loss of principal invested. The policies are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.

Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account, the Dollar Cost Averaging Advantage Account and the Investment Divisions listed below. The Investment Divisions listed below are available regardless of the M&E Charge structure that you choose.

•  MainStay VP Absolute Return Multi-Strategy — Service Class[2]

•  MainStay VP Balanced — Service Class

•  MainStay VP Bond — Service Class

•  MainStay VP Conservative Allocation — Service Class

•  MainStay VP Cushing® Renaissance Advantage — Service Class

•  MainStay VP Eagle Small Cap Growth — Service Class

•  MainStay VP Epoch U.S. Equity Yield — Service Class

•  MainStay VP Epoch U.S. Small Cap — Service Class

•  MainStay VP Floating Rate — Service Class

•  MainStay VP Growth Allocation — Service Class

•  MainStay VP Income Builder — Service Class

•  MainStay VP Indexed Bond — Service Class

•  MainStay VP Janus Henderson Balanced — Service Class

•  MainStay VP Large Cap Growth — Service Class

•  MainStay VP MacKay Common Stock — Service Class[1]

•  MainStay VP MacKay Convertible — Service Class[1]

•  MainStay VP MacKay Government — Service Class[1]

•  MainStay VP MacKay High Yield Corporate Bond — Service Class[1]

•  MainStay VP MacKay International Equity — Service Class[1]

•  MainStay VP MacKay Mid Cap Core — Service Class[1]

•  MainStay VP MacKay S&P 500 Index — Service Class[1]

•  MainStay VP MacKay Small Cap Core — Service Class[1]

•  MainStay VP MacKay Unconstrained Bond — Service Class[1]

•  MainStay VP MFS® Utilities — Service Class

•  MainStay VP Moderate Allocation — Service Class

•  MainStay VP Moderate Growth Allocation — Service Class

•  MainStay VP PIMCO Real Return — Service Class

•  MainStay VP U.S. Government Money Market — Initial Class

•  MainStay VP VanEck Global Hard Assets — Initial Class

•  American Funds IS® Asset Allocation Fund — Class 4

•  American Funds IS® Blue Chip Income and Growth Fund — Class 4

•  American Funds IS® Global Small Capitalization Fund — Class 4

•  American Funds IS® Growth Fund — Class 4

•  American Funds IS® New World Fund® — Class 4

•  BlackRock® Global Allocation V.I. Fund — Class III

•  BlackRock® High Yield V.I. Fund — Class III

•  ClearBridge Variable Appreciation Portfolio — Class II

•  Columbia Variable Portfolio — Commodity Strategy Fund — Class 2

•  Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2

•  Columbia Variable Portfolio — Small Cap Value Fund — Class 2

•  Delaware VIP® Small Cap Value Series — Service Class

•  Deutsche Alternative Asset Allocation VIP — Class B

•  Dreyfus IP Technology Growth Portfolio — Service Shares

•  Fidelity® VIP Contrafund® Portfolio — Service Class 2

•  Fidelity® VIP Emerging Markets Portfolio — Service Class 2

•  Fidelity® VIP Equity-Income Portfolio — Service Class 2

•  Fidelity® VIP Growth Opportunities Portfolio — Service Class 2

•  Fidelity® VIP Mid Cap Portfolio — Service Class 2

•  Invesco V.I. American Value Fund — Series II Shares

•  Invesco V.I. International Growth Fund — Series II Shares

•  Janus Henderson VIT Enterprise Portfolio — Service Shares

•  Janus Henderson VIT Global Research Portfolio — Service Shares

•  MFS® International Value Portfolio — Service Class

•  MFS® Investors Trust Series — Service Class

•  MFS® Research Series — Service Class

•  Morgan Stanley VIF U.S. Real Estate Portfolio — Class II

•  Neuberger Berman AMT Mid Cap Growth Portfolio — Class S

•  PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class

•  PIMCO VIT Low Duration Portfolio — Advisor Class

•  PIMCO VIT Total Return Portfolio — Advisor Class

[1]	MacKay Shields LLC became subadvisor to each portfolio on May 1, 2018
[2]

New allocations to the MainStay VP Absolute Return Multi-Strategy Investment Division will not be accepted from policyowners who were not invested in the Investment Division on May 1, 2018. For existing policyowners, if you remove all of your Accumulation Value from this Investment Division on or after May 1, 2018, you will not be able to reinvest in this Investment Division.

Please note that if you have selected the Investment Preservation Rider – FP Series, there are restrictions with regard to your ability to allocate your premium payments (as defined in this Prospectus) to the Investment Divisions. Please see “THE POLICIES—Riders— Investment Preservation Rider – FP Series (optional)” and “Appendix 1” and “Appendix 2”, as applicable for more information.

We do not guarantee the investment performance of the Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

This Prospectus is not considered an offering in any state where the sale of the policy cannot lawfully be made. We do not authorize any information or representations regarding the offering other than as described in this Prospectus or in any accompanying supplement to this Prospectus or in any authorized supplemental sales material.

2

DEFINITIONS

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

Accumulation Value—The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value (if applicable), and the DCA Advantage Account Accumulation Value of a policy.

ADBR—Annual Death Benefit Reset Rider.

Adjusted Premium Payment—The total dollar amount of premium payments made under the policy and allocated to the Investment Divisions of the Separate Account and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the policy.

Allocation Options —The Investment Divisions of the Separate Account, the DCA Advantage Account and the Fixed Account.

Annuitant—The person or persons named on the Policy Data Page and whose life or lives will determine the Income Payments.

Annuity Commencement Date—The date on which Income Payments under the policy are scheduled to begin. This date may not be earlier than the first Policy Anniversary.

Asset Allocation Category(ies)—A group of Investment Divisions of the Separate Account categorized based on investment risk determined by NYLIAC.

Beneficiary—The person(s) or entity(ies) having the right to receive the death benefit as set forth in the policy and who is/are the “designated beneficiary(ies)” for purposes of Section 72 of the Code (as defined below).

Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

Code—The Internal Revenue Code of 1986, as amended.

Consideration—A premium payment, or a portion thereof and, if allowable, a transfer amount from an Investment Division to the Fixed Account.

Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The sum of premium payments allocated to the DCA Advantage Account, plus interest credited on those premium payments, less transfer amounts and any partial withdrawals from the DCA Advantage Account, and less any surrender charges, policy service charges and/or additional fees and charges (including rider charges) assessed and deducted from the DCA Advantage Account. The DCA Advantage Account Accumulation Value is supported by assets in NYLIAC’s general account. These assets are subject to the claims of our general creditors. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value.

Dollar Cost Averaging (DCA) Advantage Account— An Allocation Option that permits dollar cost averaging over a six-month period, and pays interest on amounts remaining in the account. Amounts are transferred from the DCA Advantage Account to the Investment Division(s) you choose proportionally on a monthly basis.

Eligible Portfolios (Portfolios)—The mutual fund portfolios of the funds that are available for investment through the Investment Divisions of the Separate Account.

Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Fixed Account is supported by assets in NYLIAC’s general account, which are subject to the claims of our general creditors.

Fixed Account Accumulation Value—The sum of premium payments and, if allowable, transfers allocated to the Fixed Account, plus interest credited on those premium payments and, if allowable, transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charges and rider charges assessed on and deducted from the Fixed Account. The Fixed Account Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value.

Good Order—We consider a transaction to be in “Good Order” if it complies generally with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. We may delay or reject a request if it is not in Good Order. Good Order generally means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information

3

or documentation necessary to complete the request. We may, in our sole discretion, determine whether any particular request is in Good Order. If you have any questions, you should contact us or your registered representative before submitting a form or request.

Holding Period—A pre-determined Holding Period you select at the time of application for an Investment Preservation Rider – FP Series. You can choose among seven (7) different Holding Periods (10, 11, 12, 13, 14, 15 or 20 years).

Holding Period End Date—The 10,11,12,13,14,15 or 20th Policy Anniversary, as applicable, of (a) the Rider Effective Date or (b) the Rider Reset Effective Date, whichever is later.

Income Payments—Periodic fixed payment amounts NYLIAC makes after the Annuity Commencement Date.

Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

IPR—Investment Preservation Rider-FP Series.

IPR Reset—Changing the guaranteed amount of the Investment Preservation Rider – FP Series to make it equal the Accumulation Value or 150% of the Accumulation Value if you choose the 20-year Holding Period (less any applicable reductions) on the next Policy Anniversary.

Non-Qualified Policies—Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 408, and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

Nonforfeiture Rate—The rate used to calculate the Fixed Account and DCA Advantage Account Nonforfeiture Values. This rate, as shown on the Policy Data Page, is equal to the lesser of: a) 3.00%, and b) a rate that is not less than 1.00% and determined by using the six-month average of the five-year Constant Maturity Treasury Rate reported by the Federal Reserve for December through May (for period beginning July 1) and June through November (for period beginning January 1), rounded to the nearest .05%, minus 1.25%.

Nonforfeiture Value—The Nonforfeiture Value is equal to 87.50% of the Consideration(s) allocated to the Fixed Account and/or to the DCA Advantage Account accumulated as of the Payment Date or transfer date at the Nonforfeiture Rate, minus any amounts withdrawn or transferred from the Fixed Account and/or the DCA Advantage Account as of the date of the withdrawal or transfer, and minus an annual contract charge of $50 as of the date of the charge, with the remaining amount accumulated from the date of withdrawal, transfer or charge at the Nonforfeiture Rate.

NYLIAC (we, our or us)—New York Life Insurance and Annuity Corporation. All written service requests must be sent to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of the section of the Prospectus entitled, “Questions and Answers About New York Life Premier Variable Annuity – FP Series.”

Owner (you, your)—The individual(s) or entity(ies) designated as the Owner of the policy, or as subsequently changed. If a jointly owned policy is issued, ownership rights and privileges under the policy must be exercised jointly.

Payee—The designated recipient(s) of the income payments under the policy and any income provided under any riders or endorsements attached to the policy. The Owner of the policy is the Payee, unless the Owner designates, and we agree to, a different Payee.

Payment Date—The Business Day on which we receive a premium payment at the address specified in this Prospectus to receive such payment.

Payment Year(s)—A year as measured from the Payment Date of a premium payment made to the policy.

Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.

Policy Data Page—Page 2 of the policy containing policy specifications.

Policy Date—The date the policy is effective and from which Policy Years, policy quarters, policy months, and Policy Anniversaries are measured. It is shown on the Policy Data Page.

Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary.

Qualified Policies—Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

4

Reset Value—See “Riders-Annual Death Benefit Reset Rider (optional)”.

Return of Premium Death Benefit —The total dollar amount of premium payments made under the policy reduced by any Return of Premium Death Benefit Proportional Withdrawals.

Return of Premium Death Benefit Proportional Withdrawal—An amount equal to the amount withdrawn from the policy (including any amount withdrawn that may include a Surrender Charge), divided by the Policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the Return of Premium Death Benefit immediately preceding the withdrawal.

Rider Effective Date—The date on which the IPR Rider is effective and the date from which the Holding Period End Date is measured. This date is stated on the rider Data Page. After an IPR Reset, this date is the same as the “Rider Reset Effective Date.”

Separate Account—NYLIAC Variable Annuity Separate Account-III or NYLIAC Variable Annuity Separate Account-IV, each a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Eligible Portfolios.

Suitability Standards—The criteria used to evaluate whether a recommended transaction, relating to your policy, is suitable for the policyowner.

Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

5

TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

Policyowner Transaction Expenses

Guaranteed maximum Surrender Charge as a percentage of the amount withdrawn[1]	8.00%
Current Surrender Charge as a percentage of the amount withdrawn[1]	8.00%
Transfer Fee	Guaranteed maximum charge: $30
Current charge: $0[2]

[1]

In Payment Years 2 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 7% during Payment Year 2; 6% during Payment Year 3; 5% during Payment Year 4; 4% during Payment Year 5; 3% during Payment Year 6; 2% during Payment Year 7; and 0% thereafter.

[2]

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge for transfers in excess of 12 in a Policy Year. We will charge no more than $30 for each transfer at the time each transfer is processed. See “Charges and Deductions—Other Charges—(e) Transfer Fees.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

Periodic Charges Other Than Fund Company Charges

The charges in the “Accumulation Value Based M&E Charge Policies” column apply if you choose to have M&E charges calculated as an annualized percentage of daily average Variable Accumulation Value. The charges in the “Premium Based M&E Charge Policies” column apply if you choose to have M&E charges calculated as an annualized percentage of Adjusted Premium Payments.

	Accumulation Value Based M&E Charge Policies	Premium Based M&E Charge Policies
Annual Policy Service Charge (for policies with less than $100,000 Accumulation Value)	$30	$30
Current and guaranteed maximum Mortality and Expense Risk and Administrative Costs Charge	1.20% (During the Surrender Charge Period for the initial premium) 1.00% (After the Surrender Charge Period for the initial premium)	1.30% (During the Surrender Charge Period for the initial premium) 1.10% (After the Surrender Charge Period for the initial premium)

Optional Rider Charges: Investment Preservation Rider – FP Series

Guaranteed maximum Investment Preservation Rider – FP Series Charge (calculated as an annualized percentage of the amount that is guaranteed under the Investment Preservation Rider – FP Series, deducted on a quarterly basis).
10 Year Rider Holding Period	2.00%
11 Year Rider Holding Period	2.00%
12 Year Rider Holding Period	1.50%
13 Year Rider Holding Period	1.50%
14 Year Rider Holding Period	1.50%
15 Year Rider Holding Period	1.50%
20 Year Rider Holding Period	1.50%

6

Current Investment Preservation Rider – FP Series Charge (calculated as an annualized percentage of the amount that is guaranteed under the Investment Preservation Rider – FP Series, deducted on a quarterly basis)
10 Year Rider Holding Period	1.15%
11 Year Rider Holding Period	1.00%
12 Year Rider Holding Period	0.85%
13 Year Rider Holding Period	0.70%
14 Year Rider Holding Period	0.60%
15 Year Rider Holding Period	0.50%
20 Year Rider Holding Period	0.60%

Optional Rider Charges: Annual Death Benefit Reset Rider

Guaranteed maximum Annual Death Benefit Reset Rider Charge (calculated as an annualized percentage of the Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “Reset Value,” see “THE POLICIES-Riders-Annual Death Benefit Reset Rider”).	1.00%
Current Annual Death Benefit Reset Rider Charge	0.25%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses(#)

	Minimum	Maximum
Expenses that are deducted from the Eligible Portfolio assets, including management fees, 12b-1 fees, administration fees and other expenses as of December 31, 2017.	0.43%	2.74%

(#)	Shown as a percentage of average net assets for the fiscal year ended December 31, 2017. The Fund or its agents provided the fees and charges that are based on 2017 expenses, unless otherwise indicated. For Funds that are not affiliated with NYLIAC, we have not verified the accuracy of the information provided by the Fund or its agents.

7

Guaranteed Maximum Charges Examples

The tables below will help you understand the various costs and expenses that you will bear directly and indirectly. The tables reflect the Investment Division with the maximum charges and expenses of the policy including, the policyowner transaction expenses, the annual policy service charge (for policies with less than $100,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and the highest possible combination of optional rider charges (using guaranteed maximum charges) where indicated. Your actual costs may be higher or lower. For more information on the charges reflected in these tables, see “CHARGES AND DEDUCTIONS” and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or on the Annuity Commencement Date.

You would pay the following expenses on a $10,000 allocation, assuming 5% annual returns:

For Premium based M&E Charge New York Life Premier Variable Annuity – FP Series Policies:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
with IPR (10 yr Holding Period) & ADBR Riders	$1,442.56	$2,168.61	$3,600.11	$6,990.59	$1,442.56	$2,699.22	$3,945.29	$7,020.59	$709.30	$2,168.61	$3,600.11	$6,990.59
with IPR Rider (10 yr Holding Period)	$1,350.56	$1,877.05	$3,128.66	$6,123.97	$1,350.56	$2,424.85	$3,493.09	$6,153.97	$609.30	$1,877.05	$3,128.66	$6,123.97
with ADBR Rider	$1,258.56	$1,585.49	$2,657.21	$5,257.35	$1,258.56	$2,150.48	$3,040.89	$5,287.35	$509.30	$1,585.49	$2,657.21	$5,257.35
without any Riders	$1,165.83	$1,293.93	$2,185.77	$4,390.72	$1,165.83	$1,875.72	$2,588.42	$4,420.72	$409.30	$1,293.93	$2,185.77	$4,390.72

For Accumulation Value based M&E Charge New York Life Premier Variable Annuity – FP Series Policies:
	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
with IPR (10 yr Holding Period) & ADBR Riders	$1,438.88	$2,148.51	$3,552.98	$6,840.98	$1,438.88	$2,680.31	$3,900.05	$6,870.98	$705.30	$2,148.51	$3,552.98	$6,840.98
with IPR Rider (10 yr Holding Period)	$1,346.88	$1,860.71	$3,093.90	$6,023.02	$1,346.88	$2,409.47	$3,459.73	$6,053.02	$605.30	$1,860.71	$3,093.90	$6,023.02
with ADBR Rider	$1,254.88	$1,572.90	$2,634.82	$5,205.06	$1,254.88	$2,138.63	$3,019.40	$5,235.06	$505.30	$1,572.90	$2,634.82	$5,205.06
without any Riders	$1,162.12	$1,285.10	$2,175.73	$4,387.10	$1,162.12	$1,867.40	$2,578.81	$4,417.10	$405.30	$1,285.10	$2,175.73	$4,387.10

8

QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIER VARIABLE ANNUITY—FP SERIES

NOTE: The following section contains brief questions and answers about the New York Life Premier Variable Annuity—FP Series. You should refer to the body of this Prospectus for more detailed information.

1. What is the New York Life Premier Variable Annuity—FP Series?

The New York Life Premier Variable Annuity—FP Series is a Flexible Premium Deferred Variable Retirement Annuity Policy issued by NYLIAC. You may allocate premium payments to the Investment Divisions of the Separate Account, as well as the DCA Advantage Account, and/or to the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected, the deduction of the Separate Account charges, and the interest credited on amounts in the Fixed Account and the DCA Advantage Account.

2. Where can I allocate my premium payments?

(a) You can allocate your premium payments to one or more of the following Allocation Options:

(i) SEPARATE ACCOUNT

Separate Account III currently consists of 89 Investment Divisions, some of which may not be available under your policy. Separate Account IV currently consists of 66 Investment Divisions, some of which may not be available under your policy. The available Investment Divisions are listed on the first and second page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s). You can allocate among a maximum of eighteen (18) Investment Divisions, plus the Fixed Account.

(ii) FIXED ACCOUNT

Each premium payment, or the portion of any premium payment you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed minimum interest rate.

(b) You can also allocate your premium payments to the DCA Advantage Account. NYLIAC will credit interest to amounts held in the DCA Advantage Account at rates we have set in advance. The DCA Advantage Account allows you to set up automatic dollar cost averaging from the DCA Advantage Account into the Investment Divisions, providing for automatic transfers to the Investment Divisions you select in six installments over a six month period. (See “THE DCA ADVANTAGE ACCOUNT.”)

3. Can I make transfers among the Investment Divisions and the Fixed Account?

You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account any time prior to 30 days before the Annuity Commencement Date (See “RIDERS — Investment Preservation Rider—FP Series (optional)” for more information on transfer restrictions if the Investment Preservation Rider—FP Series is selected). For Premium based M&E Charge policies, no transfers are allowed into the Fixed Account. For Account Value based M&E Charge policies, transfers to the Fixed Account from the Investment Divisions must be for at least $500. Generally, you can transfer a minimum amount of $25 into an Investment Division, unless we agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits on Transfers. We currently do not charge for transfers. However, we reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year. (See “TRANSFERS.”)

All guarantees are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

You can make transfers from the Fixed Account and the DCA Advantage Account, subject to certain restrictions which may apply. (See “THE FIXED ACCOUNT” and “THE DCA ADVANTAGE ACCOUNT.”) In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Rebalancing or Interest Sweep options as described herein.

4. What charges are assessed against the policy?

Before the date we start making Income Payments under the policy, we will deduct a policy service charge of $30 on each Policy Anniversary or upon surrender of the policy if on that date the Accumulation Value is below $100,000. In

9

addition, we also deduct a charge for certain mortality and expense risks NYLIAC assumes and policy administration expenses (“M&E Charge”). You may choose to have the M&E Charge assessed based on either the Accumulation Value of the policy or the Adjusted Premium Payments. You must choose your M&E Charge option prior to the issuance of the policy. Once the M&E Charge option is chosen it cannot be changed.

For Accumulation Value based M&E Charge policies the M&E Charge is 1.20% (annualized) of the daily average Variable Accumulation Value during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium. For Premium based M&E Charge policies the M&E Charge is 1.30% (annualized) of the Adjusted Premium Payments during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium.

Premium based M&E Charges will be deducted from the Investment Divisions through a reduction in Accumulation Units each policy quarter (excluding premium payments allocated to the Fixed Account that are not transferred to the Investment Division). (See “MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE.”)

The amount of Premium based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the Premium based M&E Charge structure will benefit the policyowner because the Premium based M&E Charge, when measured as a percentage of separate account assets, will be reduced. In a flat or declining market, the Premium based M&E Charge structure will result in an increase in the charge when measured against separate account assets. The amount of Accumulation Value based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value based M&E Charge structure may be more advantageous in a flat or declining market.

We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first Payment Year as follows:

Payment Year	Surrender Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

For purposes of calculating the surrender charge, we treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

You can make withdrawals from the policy free of surrender charges based on certain limitations. You may withdraw free of a surrender charge the greatest of (a) ten percent (10%) of the Accumulation Value at the beginning of the Policy Year (or ten percent (10%) of the premium payment if the withdrawal is made in the first Policy Year), less any prior Partial Withdrawals made during the Policy Year that were free of Surrender Charges; (b) that portion of the Accumulation Value at the time of the withdrawal that exceeds the accumulated premium payments; and (c) ten percent (10%) of the current Accumulation Value, less any prior Partial Withdrawals made during the Policy Year that were free of Surrender Charges. (See “CHARGES AND DEDUCTIONS—Surrender Charges” and “Exceptions to Surrender Charges.”)

The withdrawal or surrender amounts available free of Surrender Charges are not cumulative. Any eligible amount in a Policy Year that is not taken may not be carried over and be available in a later Policy Year.

If you select the Investment Preservation Rider – FP Series (“IPR”), we will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See “OTHER CHARGES—Investment Preservation Rider – FP Series Charge.”) In most jurisdictions, this charge will be deducted from each Investment Division and the DCA Advantage Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge for IPR is 2.00% for the 10 and 11 year terms and 1.50% for the 12-15 and 20 year terms of the amount that is guaranteed.

10

For the IPR rider, the current charges range from 0.50% to 1.15% of the amount that is guaranteed, applied on a quarterly basis (0.1250% to 0.2875% per quarter), depending on the rider Holding Period you select.

If you select the Annual Death Benefit Reset Rider (“ADBR”) (in jurisdictions where available), we will deduct a charge each policy quarter that the rider is in effect based on the amount that is reset on the last Policy Anniversary, less any Reset Value Proportional Reduction. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the amount that is reset on the last Policy Anniversary, applied on a quarterly basis. You should consult with your registered representative to determine the percentage we are currently charging before you select this rider. We may set a lower charge at our sole discretion. The current charge is 0.25% annually (0.0625% per quarter).

Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. What are the minimum initial and maximum additional premium payments?

For most policies, the minimum initial premium payment is $5,000. Additional premium payments must be at least $2,500 for Qualified Policies and $5,000 for Non-Qualified Policies or such lower amount as we may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments we accept without prior approval is currently $1,000,000. However, for Qualified Policies that amount could be lower because you may not make premium payments in excess of the amount permitted by law for the plan.

While IPR is in effect, you may only make premium payments to your policy in the first Policy Year or after the IPR Holding Period End Date.

Acceptance of initial and subsequent premium payments is subject to Suitability Standards.

6. How are premium payments allocated?

If in Good Order, we allocate the initial premium payment to the Allocation Options you have selected within two Business Days after receipt at the New York Life Annuities Service Center. Subsequent premium payments will be allocated to your Policy at the close of the Business Day on which they are received by NYLIAC. (See “THE POLICIES—Policy Application and Premium Payments.”)

You may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Option at the time you make a premium payment. The minimum amount which you may place in any one Investment Division or the Fixed Account is $25, or such lower amount as we may permit. The minimum amount which you may place in the DCA Advantage Account is $2,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Option and the number of Allocation Options inclusively to which you may allocate your Accumulation Value. Acceptance of initial and subsequent premium payments is subject to Suitability Standards.

7. What happens if premium payments are not made?

If we do not receive any premium payments for a period of two years, and the Accumulation Value of your policy would provide Income Payments of less than $20 per month on the Annuity Commencement Date, we reserve the right to terminate your policy subject to applicable state laws. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

8. Can I withdraw money from the policy before the Annuity Commencement Date?

You may make withdrawals from your policy before the Annuity Commencement Date. Your withdrawal request must be in Good Order before we will process it. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See “DISTRIBUTIONS UNDER THE POLICY” and “FEDERAL TAX MATTERS.”) Please note that certain withdrawal requests must be made in writing and sent to New York Life Annuities Service Center. (See “DISTRIBUTIONS UNDER THE POLICY—Surrenders and Withdrawals—Partial Withdrawals and Periodic Partial Withdrawals.”)

11

9. How will NYLIAC make Income Payments on the Annuity Commencement Date?

We will make Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments under the Life Income – Guaranteed Period Payment Option over the life of the Annuitant(s) with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See “DISTRIBUTIONS UNDER THE POLICY—INCOME PAYMENTS.”) We may offer other options, at our discretion, where permitted by state law.

10. What happens if I die before the Annuity Commencement Date?

Unless amended by any rider attached to the policy, if you die before the Annuity Commencement Date, we will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

(a)	the Accumulation Value as of the day we receive a claim form in Good Order, or

(b)	the Return of Premium Death Benefit.

If the Beneficiary is the spouse (as defined under Federal law) of the Owner, see Question 11. (Also see “DEATH BEFORE ANNUITY COMMENCEMENT” and “FEDERAL TAX MATTERS.”)

11. What happens if my spouse is the Beneficiary?

If you are the Owner and you die before the Annuity Commencement Date, and you have designated your spouse (as defined under Federal law) as the sole primary Beneficiary of the policy, he or she may elect in writing to continue the policy upon your death as the new Owner and, if applicable, a new Annuitant (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA policies are excluded). If you are also the Annuitant, your spouse will become the new Annuitant. If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death.

12. Can I return the policy after it is delivered?

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation. Except where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, we will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or the New York Life Annuities Service Center receives the policy along with the written request for cancellation in Good Order, but without any deduction for premium taxes or a surrender charge. We will set forth this provision in your policy. (See “THE POLICIES—Your Right to Cancel (“Free Look”).”)

13. What about voting rights?

You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See “VOTING RIGHTS.”)

14. Are policy loans available?

Policy loans are not available.

15. Where do I send written service requests to the New York Life Annuities Service Center?

Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the New York Life Annuities Service Center at one of the following addresses:

12

Regular Mail	New York Life Annuities Service Center P.O. Box 9859 Providence, RI 02940

Express Mail	New York Life c/o BNY Mellon 4400 Computer Drive Westborough, MA 01581

Written service requests will be effective as of the Business Day they are received in Good Order at the New York Life Annuities Service Center at one of the addresses listed immediately above.

E-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion. All NYLIAC requirements must be met in order for us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If your request is not in Good Order, we will not be able to process it. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. How do I contact NYLIAC?

a. By Telephone:

Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative may be made by telephone. For telephonic requests, you must contact the New York Life Annuities Service Center toll-free by calling: (800) 762-6212. (See “THE POLICIES — Online Service.”)

b. By Internet:

Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be made via the internet. For internet-based requests, you must contact the “My Account” on www.newyorklifeannuities.com and enter your user name and password. (See “THE POLICIES — Online Service.”)

You may authorize us to accept telephone/internet instructions from you or other individuals you designate for the following types of transactions: premium allocations, transfers among Allocation Options, and/or the DCA Advantage Account, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Rebalancing, Interest Sweep, or any other transactions that we determine in our sole discretion. To authorize other individuals to access your policy information and to make transfers, allocation changes and other permitted transactions, you must send to the New York Life Annuities Service Center a Telephone/Web Authorization Form completed in a form acceptable to us to one of the addresses listed above. We may revoke Telephone/Web Authorization privileges for certain policyowners (See “Limits on Transfers”). Telephone/Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may make transactions by telephone and speaking with a service representative at (800) 762-6212 or on the internet. Furthermore, we will confirm all telephone/internet transactions in writing. Not all transactions are available on the internet.

NYLIAC is not liable for any loss, cost or expense for action on telephone/internet instructions, which are believed to be genuine in accordance with these procedures. We must receive telephone/internet transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

We make telephone/internet services available at our discretion. In addition, availability of telephone/internet services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable.

13

17. Where do I send subsequent premium payments?

Subsequent premium payments should be sent to one of the following addresses:

Regular Mail	New York Life Annuities Service Center P.O. Box 9859 Providence, RI 02940

Express Mail	New York Life c/o BNY Mellon 4400 Computer Drive Westborough, MA 01581

If in Good Order, subsequent premium payments will be credited as of the close of the Business Day on which they are received at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See “THE POLICIES — Policy Application and Premium Payments.”)

While IPR is in effect, you may only make premium payments to your policy in the first Policy Year or after the IPR Holding Period End Date.

Acceptance of subsequent premium payments is subject to Suitability Standards.

14

FINANCIAL STATEMENTS

The consolidated statements of financial position of NYLIAC as of December 31, 2017 and 2016, and the consolidated statements of operations, of comprehensive income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2017 (including the report of the independent registered public accounting firm) and the Separate Account statement of assets and liabilities as of December 31, 2017, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

15

CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The policies were first offered on November 20, 2017. The information below includes information relating to other variable annuity policies that we offer that are not described in this Prospectus but have the same M&E Charge and certain common Investment Divisions, and were first offered on May 1, 2015. Therefore, values and units shown for 2015 are for the period from May 1, 2015 to December 31, 2015. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.

For Accumulation Value based M&E Charge policies:

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Absolute Return Multi-Strategy – Service Class
2017	9.47	10.10	874
2016	8.92	9.47	404
2015	10.00	8.92	83
MainStay VP Balanced – Service Class
2017	10.41	11.40	642
2016	9.53	10.41	347
2015	10.00	9.53	78
MainStay VP Bond – Service Class
2017	9.95	10.10	272
2016	9.82	9.95	123
2015	10.00	9.82	29
MainStay VP Conservative Allocation – Service Class
2017	10.15	11.27	1,151
2016	9.50	10.15	525
2015	10.00	9.50	106
MainStay VP Cushing Renaissance Advantage – Service Class
2017	10.53	12.35	88
2016	7.44	10.53	36
2015	10.00	7.44	9
MainStay VP Eagle Small Cap Growth – Service Class
2017	10.90	13.52	120
2016	9.58	10.90	47
2015	10.00	9.58	7
MainStay VP Epoch U.S. Equity Yield – Service Class
2017	10.11	12.38	421
2016	9.29	10.11	203
2015	10.00	9.29	39
MainStay VP Epoch U.S. Small Cap – Service Class
2017	10.96	12.77	149
2016	9.38	10.96	57
2015	10.00	9.38	21
MainStay VP Floating Rate – Service Class
2017	10.34	10.65	764
2016	9.65	10.34	390
2015	10.00	9.65	128
MainStay VP Growth Allocation – Service Class
2017	10.05	12.87	1,041
2016	9.18	10.05	724
2015	10.00	9.18	226
MainStay VP Income Builder – Service Class
2017	10.11	11.51	951
2016	9.27	10.11	487
2015	10.00	9.27	117
MainStay VP Indexed Bond – Service Class
2017(b)	10.00	10.05	6
MainStay VP Janus Henderson Balanced – Service Class
2017	10.18	12.14	997

16

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2016	9.72	10.18	526
2015	10.00	9.72	160
MainStay VP Large Cap Growth – Service Class
2017	9.92	13.22	610
2016	10.14	9.92	307
2015	10.00	10.14	71
MainStay VP MacKay Common Stock – Service Class
2017	10.62	12.98	454
2016	9.69	10.62	191
2015	10.00	9.69	33
MainStay VP MacKay Convertible – Service Class
2017	10.60	12.08	1,186
2016	9.35	10.60	432
2015	10.00	9.35	139
MainStay VP MacKay Government – Service Class
2017	9.81	9.87	94
2016	9.86	9.81	34
2015	10.00	9.86	10
MainStay VP MacKay High Yield Corporate Bond – Service Class
2017	10.77	11.42	4,017
2016	9.36	10.77	1,538
2015	10.00	9.36	383
MainStay VP MacKay International Equity – Service Class
2017	9.37	12.54	239
2016	9.74	9.37	92
2015	10.00	9.74	36
MainStay VP Mid Cap Core – Service Class
2017	10.41	12.65	437
2016	9.24	10.41	167
2015	10.00	9.24	56
MainStay VP MacKay S&P 500 Index – Service Class
2017	10.73	12.93	1,507
2016	9.72	10.73	662
2015	10.00	9.72	177
MainStay VP MacKay Small Cap Core – Service Class
2017	11.80	13.25	102
2016(a)	10.00	11.80	49
MainStay VP MacKay Unconstrained Bond – Service Class
2017	10.15	10.66	2,257
2016	9.47	10.15	1,172
2015	10.00	9.47	265
MainStay VP MFS® Utilities – Service Class
2017	9.52	11.30	1,584
2016	8.22	9.52	820
2015	10.00	8.22	216
MainStay VP Moderate Allocation – Service Class
2017	10.08	11.78	1,675
2016	9.42	10.08	1,033
2015	10.00	9.42	212
MainStay VP Moderate Growth Allocation – Service Class
2017	10.10	12.36	1,960
2016	9.29	10.10	1,266
2015	10.00	9.29	345
MainStay VP PIMCO Real Return – Service Class
2017	9.93	10.20	430
2016	9.47	9.93	118
2015	10.00	9.47	25
MainStay VP U.S. Government Money Market – Initial Class
2017	9.85	9.85	279
2016	9.91	9.85	188
2015	10.00	9.91	116
MainStay VP VanEck Global Hard Assets – Initial Class
2017	9.56	10.92	237
2016	6.02	9.56	113
2015	10.00	6.02	49

17

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
American Funds IS® Blue Chip Income and Growth Fund – Class 4
2017(c)	10.00	10.60	34
American Funds IS® Global Small Capitalization Fund – Class 4
2017	9.74	12.80	110
2016	9.21	9.74	42
2015	10.00	9.21	17
American Funds IS® Growth Fund – Class 4
2017(c)	10.00	10.22	9
American Funds IS® New World Fund® – Class 4
2017	9.75	13.15	317
2016	9.05	9.75	155
2015	10.00	9.05	39
BlackRock® Global Allocation V.I. Fund – Class III
2017	9.85	11.47	736
2016	9.35	9.85	359
2015	10.00	9.35	97
BlackRock® High Yield V.I. Fund – Class III
2017	10.38	11.27	448
2016	9.22	10.38	286
2015	10.00	9.22	94
ClearBridge Variable Appreciation Portfolio – Class II
2017(b)	10.00	11.09	4
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2017	9.21	10.32	25
2016	7.55	9.21	18
2015	10.00	7.55	4
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2
2017	10.32	11.39	245
2016	9.42	10.32	89
2015	10.00	9.42	5
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2017	12.11	13.86	127
2016	9.14	12.11	72
2015	10.00	9.14	23
Delaware VIP® Small Cap Value Series – Service Class
2017(c)	10.00	10.40	3
Deutsche Alternative Asset Allocation VIP – Class B
2017	10.05	10.63	407
2016(a)	10.00	10.05	87
Dreyfus IP Technology Growth Portfolio – Service Shares
2017	10.38	14.77	327
2016	10.00	10.38	116
2015	10.00	10.00	38
Fidelity® VIP Contrafund® Portfolio – Service Class 2
2017	10.37	12.76	1,874
2016	9.58	10.37	1,003
2015	10.00	9.58	253
Fidelity® VIP Equity-Income Portfolio – Service Class 2
2017	10.97	12.44	309
2016	9.23	10.97	127
2015	10.00	9.23	20
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2017	9.90	13.65	154
2016	9.94	9.90	103
2015	10.00	9.94	39
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2017	10.56	13.00	437
2016	9.31	10.56	193
2015	10.00	9.31	64
Invesco V.I. American Value Fund – Series II Shares
2017	10.32	12.08	82
2016	8.66	10.32	49
2015	10.00	8.66	29
Invesco V.I. International Growth Fund – Series II Shares
2017	9.12	11.70	469

18

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2016	8.95	9.12	261
2015	10.00	8.95	64
Janus Henderson VIT Enterprise Portfolio – Service Shares
2017(c)	10.00	10.20	5
Janus Henderson VIT Global Research Portfolio – Service Shares
2017	9.35	12.75	82
2016	9.00	9.35	45
2015	10.00	9.00	16
MFS® International Value Portfolio – Service Class
2017(b)	10.00	11.36	39
MFS® Investors Trust Series – Service Class
2017	10.48	12.90	478
2016	9.67	10.48	166
2015	10.00	9.67	35
MFS® Research Series – Service Class
2017	10.49	12.84	57
2016	9.66	10.49	28
2015	10.00	9.66	4
Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
2017	10.38	10.28	163
2016	10.14	10.38	89
2015	10.00	10.14	24
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2017	9.93	12.99	359
2016	9.35	9.93	228
2015	10.00	9.35	66
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2017	10.29	10.42	963
2016	9.81	10.29	643
2015	10.00	9.81	159
PIMCO VIT Low Duration Portfolio – Advisor Class
2017	9.98	9.99	465
2016(a)	10.00	9.98	112
PIMCO VIT Total Return Portfolio – Advisor Class
2017	9.95	10.31	1,058
2016	9.82	9.95	653
2015	10.00	9.82	152

(a)	For the Period May 1, 2016 (commencement of operations in the Separate Account) through December 31, 2016.
(b)	For the Period May 1, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(c)	For the Period November 13, 2017 (commencement of operations in the Separate Account) through December 31, 2017.

19

For Premium based M&E Charge Policies:

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Absolute Return Multi-Strategy – Service Class
2017	8.99	8.94	4,871
2016	9.00	8.99	2,192
2015	10.00	9.00	540
MainStay VP Balanced – Service Class
2017	10.58	11.61	1,792
2016	9.62	10.58	697
2015	10.00	9.62	171
MainStay VP Bond – Service Class
2017	10.23	10.60	1,282
2016	9.91	10.23	687
2015	10.00	9.91	189
MainStay VP Conservative Allocation – Service Class
2017	10.17	11.24	2,056
2016	9.58	10.17	1,204
2015	10.00	9.58	592
MainStay VP Cushing Renaissance Advantage – Service Class
2017	9.65	10.39	473
2016	7.51	9.65	282
2015	10.00	7.51	46
MainStay VP Eagle Small Cap Growth – Service Class
2017	10.60	12.99	675
2016	9.66	10.60	231
2015	10.00	9.66	70
MainStay VP Epoch U.S. Equity Yield – Service Class
2017	9.80	11.60	1,397
2016	9.37	9.80	794
2015	10.00	9.37	287
MainStay VP Epoch U.S. Small Cap – Service Class
2017	10.97	12.67	966
2016	9.47	10.97	410
2015	10.00	9.47	126
MainStay VP Floating Rate – Service Class
2017	10.53	10.92	2,376
2016	9.73	10.53	998
2015	10.00	9.73	296
MainStay VP Growth Allocation – Service Class
2017	9.93	12.15	9,756
2016	9.26	9.93	5,103
2015	10.00	9.26	1,525
MainStay VP Income Builder – Service Class
2017	10.19	11.44	2,646
2016	9.35	10.19	1,079
2015	10.00	9.35	296
MainStay VP Indexed Bond – Service Class
2017(b)	10.00	10.13	63
MainStay VP Janus Henderson Balanced – Service Class
2017	10.23	12.08	3,707
2016	9.80	10.23	1,532
2015	10.00	9.80	339
MainStay VP Large Cap Growth – Service Class
2017	9.97	13.17	3,308
2016	10.23	9.97	1,551
2015	10.00	10.23	433
MainStay VP MacKay Common Stock – Service Class
2017	10.64	13.04	2,173
2016	9.78	10.64	884
2015	10.00	9.78	151
MainStay VP MacKay Convertible – Service Class
2017	10.55	11.78	2,923
2016	9.43	10.55	964

20

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2015	10.00	9.43	346
MainStay VP MacKay Government – Service Class
2017	10.02	10.21	499
2016	9.94	10.02	313
2015	10.00	9.94	94
MainStay VP MacKay High Yield Corporate Bond – Service Class
2017	10.95	11.67	12,843
2016	9.44	10.95	5,726
2015	10.00	9.44	1,498
MainStay VP MacKay International Equity – Service Class
2017	9.32	12.33	1,219
2016	9.83	9.32	405
2015	10.00	9.83	106
MainStay VP MacKay Mid Cap Core – Service Class
2017	10.34	12.29	1,997
2016	9.32	10.34	904
2015	10.00	9.32	283
MainStay VP MacKay S&P 500 Index – Service Class
2017	10.92	13.23	6,809
2016	9.80	10.92	2,604
2015	10.00	9.80	465
MainStay VP MacKay Small Cap Core – Service Class
2017	11.89	13.52	659
2016(a)	10.00	11.89	360
MainStay VP MacKay Unconstrained Bond – Service Class
2017	10.24	10.71	10,063
2016	9.55	10.24	4,857
2015	10.00	9.55	1,373
MainStay VP MFS® Utilities – Service Class
2017	9.21	10.54	4,982
2016	8.29	9.21	2,491
2015	10.00	8.29	758
MainStay VP Moderate Allocation – Service Class
2017	10.09	11.57	4,683
2016	9.51	10.09	2,149
2015	10.00	9.51	648
MainStay VP Moderate Growth Allocation – Service Class
2017	10.06	11.90	8,305
2016	9.37	10.06	4,222
2015	10.00	9.37	1,209
MainStay VP PIMCO Real Return – Service Class
2017	10.03	10.35	1,166
2016	9.55	10.03	485
2015	10.00	9.55	105
MainStay VP U.S. Government Money Market – Initial Class
2017	10.00	10.05	936
2016	10.00	10.00	1,121
2015	10.00	10.00	337
MainStay VP VanEck Global Hard Assets – Initial Class
2017	8.71	8.65	1,306
2016	6.07	8.71	640
2015	10.00	6.07	185
American Funds IS® Blue Chip Income and Growth Fund – Class 4
2017(c)	10.00	10.61	53
American Funds IS® Global Small Capitalization Fund – Class 4
2017	9.46	11.88	433
2016	9.29	9.46	161
2015	10.00	9.29	54
American Funds IS® Growth Fund – Class 4
2017(c)	10.00	10.23	56
American Funds IS® New World Fund® – Class 4
2017	9.59	12.38	2,192
2016	9.13	9.59	1,121
2015	10.00	9.13	331

21

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
BlackRock® Global Allocation V.I. Fund – Class III
2017	9.79	11.14	2,641
2016	9.43	9.79	1,094
2015	10.00	9.43	298
BlackRock® High Yield V.I. Fund – Class III
2017	10.50	11.24	1,637
2016	9.30	10.50	744
2015	10.00	9.30	223
ClearBridge Variable Appreciation Portfolio – Class II
2017(b)	10.00	11.18	26
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2017	8.55	8.70	217
2016	7.61	8.55	100
2015	10.00	7.61	9
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2
2017	10.55	11.79	993
2016	9.50	10.55	287
2015	10.00	9.50	18
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2017	12.24	13.95	762
2016	9.22	12.24	422
2015	10.00	9.22	97
Delaware VIP® Small Cap Value Series – Service Class
2017(c)	10.00	10.41	13
Deutsche Alternative Asset Allocation VIP – Class B
2017	10.13	10.84	1,655
2016(a)	10.00	10.13	431
Dreyfus IP Technology Growth Portfolio – Service Shares
2017	10.52	14.98	1,638
2016	10.08	10.52	558
2015	10.00	10.08	152
Fidelity® VIP Contrafund® Portfolio – Service Class 2
2017	10.42	12.66	9,887
2016	9.67	10.42	5,144
2015	10.00	9.67	1,483
Fidelity® VIP Equity-Income Portfolio – Service Class 2
2017	10.95	12.34	1,026
2016	9.31	10.95	460
2015	10.00	9.31	66
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2017	10.04	13.47	1,160
2016	10.03	10.04	461
2015	10.00	10.03	180
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2017	10.51	12.67	1,779
2016	9.39	10.51	785
2015	10.00	9.39	251
Invesco V.I. American Value Fund – Series II Shares
2017	10.07	11.04	496
2016	8.74	10.07	295
2015	10.00	8.74	104
Invesco V.I. International Growth Fund – Series II Shares
2017	8.96	11.00	2,926
2016	9.03	8.96	1,497
2015	10.00	9.03	386
Janus Henderson VIT Enterprise Portfolio – Service Shares
2017(c)	10.00	10.22	68
Janus Henderson VIT Global Research Portfolio – Service Shares
2017	9.24	11.70	574
2016	9.07	9.24	275
2015	10.00	9.07	80
MFS® International Value Portfolio – Service Class
2017(b)	10.00	11.45	125
MFS® Investors Trust Series – Service Class
2017	10.57	13.00	2,349

22

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2016	9.76	10.57	1,008
2015	10.00	9.76	219
MFS® Research Series – Service Class
2017	10.57	13.01	380
2016	9.75	10.57	133
2015	10.00	9.75	25
Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
2017	10.90	11.21	1,312
2016	10.23	10.90	719
2015	10.00	10.23	186
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2017	9.83	12.24	2,666
2016	9.43	9.83	1,351
2015	10.00	9.43	401
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2017	10.53	10.81	4,836
2016	9.90	10.53	2,602
2015	10.00	9.90	878
PIMCO VIT Low Duration Portfolio – Advisor Class
2017	10.06	10.19	1,517
2016(a)	10.00	10.06	448
PIMCO VIT Total Return Portfolio – Advisor Class
2017	10.16	10.65	5,084
2016	9.90	10.16	2,487
2015	10.00	9.90	744

(a)	For the Period May 1, 2016 (commencement of operations in the Separate Account) through December 31, 2016.
(b)	For the Period May 1, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(c)	For the Period November 13, 2017 (commencement of operations in the Separate Account) through December 31, 2017.

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

AND THE SEPARATE ACCOUNT

New York Life Insurance and Annuity Corporation

New York Life Insurance and Annuity Corporation (“NYLIAC”) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in this Prospectus, NYLIAC offers life insurance policies and other annuities.

NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $164.7 billion at the end of 2017. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.

The Separate Account

Separate Account-III was established on November 30, 1994 and Separate Account-IV was established on June 10, 2003, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Accounts.

Although the assets of the Separate Accounts belong to NYLIAC, these assets are held separately from our other assets. The Separate Accounts’ assets are not chargeable with liabilities incurred in any of NYLIAC’s other business operations (except to the extent that assets in the Separate Accounts exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Accounts are credited to or charged against the assets of the Separate Accounts without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Accounts is entirely independent of the investment performance of the Fixed Account, the DCA Advantage Account and any other separate account of NYLIAC.

Separate Account-III currently has 89 Investment Divisions, some of which may not be available under your policy. Separate Account IV has 66 Investment Divisions, some of which may not be available under your policy. The available Investment Divisions are listed on the first and second page of this Prospectus. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

The Portfolios

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

We offer no assurance that any of the Eligible Portfolios will attain their respective stated objectives.

The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called “mixed funding.” The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund’s investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is

24

whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.

We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services we provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees charged by the Fund and deducted from Fund assets. These payments are also a factor in our selection of Funds and Eligible Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

The amounts we receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, we receive payments or revenue under various arrangements in amounts ranging from 0.15% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

Asset Allocation Models

We previously offered Asset Allocation Models in connection with the policies at no extra charge.

As of May 1, 2018, the Asset Allocation Model program has been terminated and, therefore, the previously offered Asset Allocation Models are no longer available.

If prior to May 1, 2018, any premium payments were allocated to an Asset Allocation Model, such Accumulation Value will remain invested in each of the Investment Divisions, in the percentages, that made up such Asset Allocation Model. In addition, any future premium payments will continue to be allocated to each of the Investment Divisions, in the percentages, that made up such Asset Allocation Model, unless you direct otherwise. If the AAR feature is in effect, we will continue to rebalance your allocations according to these percentages. You may change your allocations at any time and reallocate your Accumulation Value to other Investment Divisions, subject to investment restrictions for maintaining the IPR, if applicable. (See “THE POLICIES—Riders— Investment Preservation Rider – FP Series (optional)” and “Appendix 1” and “Appendix 2”, as applicable, for more information), if applicable. If you want to reallocate your Accumulation Value, you will need to send us a transfer request to one of the addresses in Question 15, by telephone, or through “My Account” at www.newyorklifeannuities.com. (See “THE POLICIES – Transfers”.)

Because returns from each Investment Division will vary, over time the percentage of your policy’s Accumulation Value that is allocated to each Investment Division you select may not remain at the initial percentages. AAR will keep your Accumulation Value at these initial percentages and in line with your current investment objective. (See “THE POLICIES – Automatic Asset Rebalancing”.) Note that unless you instruct us otherwise in the application or in a subsequent notice, AAR will automatically be applied to your policy.

25

The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
MainStay VP Funds Trust	New York Life Investment Management LLC	MainStay VP Conservative Allocation MainStay VP Growth Allocation MainStay VP Moderate Allocation MainStay VP Moderate Growth Allocation

	Subadviser: New York Life Investors LLC (“NYL Investors”)	MainStay VP Bond MainStay VP Floating Rate MainStay VP Indexed Bond MainStay VP U.S. Government Money Market

	Subadvisers: Candriam France S.A.S., Cushing Asset Management (“Cushing”), and MacKay Shields LLC (“MacKay”)	MainStay VP Absolute Return Multi-Strategy

	Subadvisers: MacKay and NYL Investors	MainStay VP Balanced

Subadviser: MacKay

MainStay VP MacKay Common Stock

MainStay VP MacKay Convertible

MainStay VP MacKay Government

MainStay VP MacKay High Yield Corporate Bond

MainStay VP MacKay International Equity

MainStay VP MacKay Mid Cap Core

MainStay VP MacKay S&P 500 Index

MainStay VP MacKay Small Cap Core

MainStay VP MacKay Unconstrained Bond

	Subadviser: Cushing	MainStay VP Cushing Renaissance Advantage

	Subadviser: Eagle Asset Management, Inc.	MainStay VP Eagle Small Cap Growth

	Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	MainStay VP Epoch U.S. Equity Yield MainStay VP Epoch U.S. Small Cap

	Subadviser: Janus Capital Management LLC	MainStay VP Janus Henderson Balanced

	Subadviser: Massachusetts Financial Services Company (“MFS”)	MainStay VP MFS® Utilities

	Subadviser: Pacific Investment Management Company LLC	MainStay VP PIMCO Real Return

	Subadviser: Van Eck Associates Corporation	MainStay VP VanEck Global Hard Assets

	Subadviser: Winslow Capital Management, Inc.	MainStay VP Large Cap Growth

	Subadvisers: Epoch and MacKay	MainStay VP Income Builder

26

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.	Invesco V.I. American Value Fund Invesco V.I. International Growth Fund

American Funds Insurance Series®	Capital Research and Management Company (“CRMC”)

American Funds IS® Asset Allocation Fund

American Funds IS® Blue Chip Income and Growth Fund

American Funds IS® Global Small Capitalization Fund

American Funds IS® Growth Fund

American Funds IS® New World Fund®

BlackRock® Variable Series Funds, Inc.	BlackRock Advisors, LLC	BlackRock® Global Allocation V.I. Fund BlackRock® High Yield V.I. Fund

Legg Mason Partners Variable Equity Trust	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	ClearBridge Variable Appreciation Portfolio

Columbia Funds Variable Series Trust II Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers, LLC Commodity Strategy Subadviser: Threadneedle International Limited	Columbia Variable Portfolio — Commodity Strategy Fund Columbia Variable Portfolio — Emerging Markets Bond Fund Columbia Variable Portfolio — Small Cap Value Fund

Delaware VIP® Trust	Delaware Management Company	Delaware VIP® Small Cap Value Series

Deutsche Variable Series II	Deutsche Investment Management Americas Inc. Subadviser: RREEF America LLC	Deutsche Alternative Asset Allocation VIP

Dreyfus Investment Portfolios	The Dreyfus Corporation	Dreyfus IP Technology Growth Portfolio

Fidelity® Variable Insurance Products Fund	Fidelity Management and Research Company (“FMR”) Subadvisers: FMR Co., Inc. (“FMRC”) and other investment advisers	Fidelity® VIP Contrafund® Portfolio Fidelity® VIP Emerging Markets Portfolio Fidelity® VIP Equity-Income Portfolio Fidelity® VIP Growth Opportunities Portfolio Fidelity® VIP Mid Cap Portfolio

Janus Aspen Series	Janus Capital Management LLC	Janus Henderson VIT Enterprise Portfolio Janus Henderson VIT Global Research Portfolio

MFS® Variable Insurance Trust MFS® Variable Insurance Trust II	Massachusetts Financial Services Company (“MFS”)	MFS® Investors Trust Series MFS® Research Series MFS® International Value Portfolio

Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.	Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC	Neuberger Berman AMT Mid Cap Growth Portfolio

PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC (“PIMCO”)	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) PIMCO VIT Low Duration Portfolio PIMCO VIT Total Return Portfolio

27

Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, the sub-advisers, and the Portfolios. The Funds’ prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen.

You should consult with your registered representative to determine which combination of investment options is most appropriate for you, and periodically review your choices.

Certain portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all of their assets in portfolios of other funds. In such cases, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return.

Hedging strategies may be employed by certain portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.

So-called “alternative” investment strategies may also be used by certain portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies.

Investment selections should be based on a thorough investigation of all of the information regarding the Eligible Portfolios that are available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Money Market Fund Fees and Gates

The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten (10) business days. Money market funds can impose these fees and gates (which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors.

All types of money market funds have the ability to impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are secured by cash or government securities) are less likely to impose fees and gates. Nevertheless, there remains a possibility that a government money market fund such as the MainStay VP U.S. Government Money Market Portfolio could impose such fees and gates, which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from the portfolio.

Additions, Deletions, or Substitutions of Investments

NYLIAC retains the right, subject to any applicable law, (including any required regulatory approval) to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account, which is to serve as the funding vehicle for the Policy and certain other variable annuity policies issued by NYLIAC. An investment in an Eligible Portfolio could become inappropriate if, for example, that Eligible Portfolio performs poorly, undergoes a significant management change, or changes its investment objective or investment policies such that they are no longer consistent with the purposes of the policies funded by the Separate Account.

28

To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment, or other conditions warrant.

In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.

Reinvestment

We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

THE POLICIES

This is a flexible premium policy, which means additional premium payments can be made. The policy is issued on the lives of individual Annuitants.

The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select, as well as the interest credited on the Fixed Account Accumulation Value and the DCA Advantage Account Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.

As the Owner of the policy, you have the right to (a) change a revocable Beneficiary, (b) name a new Owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a Payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete our approved “Transfer of Ownership” form in effect at the time of the request. This change, unless otherwise specified by you, will take effect as of the date you signed the form, subject to any payment we made or action we took before we received the form. When this change takes effect, all rights of ownership in the policy will pass to the new Owner. Changing the Owner of the policy does not change an Annuitant or any Beneficiary. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See also “Appendix 3 – State Variations” for specific information that may be applicable for your state and that describes all material state variations to the policies consistent with the disclosure standards under the federal securities laws.

29

Qualified and Non-Qualified Policies

We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below. Other tax-qualified plan types may be made available in the future. For more information, contact your registered representative.

Section 408 or 408A Individual Retirement Annuities (IRAs), including: Roth IRAs, Inherited IRAs, and SEP IRAs.

Please see “FEDERAL TAX MATTERS” for a detailed description of these plans.

If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax- qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that the policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:

•	A guaranteed death benefit, as explained in this Prospectus.

•	The option for you to receive a guaranteed stream of Income Payments for life after you have owned the policy for one year.

•	A Fixed Account that features a guaranteed fixed interest rate.

•	An optional Interest Sweep feature that automatically transfers interest earned on monies in the Fixed Account to Investment Divisions offered under the policy.

•	The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

Policy Application and Premium Payments

To purchase a policy, you must complete an application. The application is sent by your registered representative to the New York Life Annuities Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges and rollovers must be sent to the New York Life Annuities Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is in Good Order, we will credit the initial premium payment to the Allocation Options you have selected within two Business Days after receipt at the New York Life Annuities Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges and rollovers at the New York Life Annuities Service Center or at one of the addresses noted in Question 17 of this Prospectus.) If we cannot credit the initial premium payment within five Business Days after we receive it because the application is not in Good Order, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC’s retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will refund the initial premium payment immediately; however, if you paid the initial premium by check, we can delay that refund payment until your check has cleared.

Acceptance of applications is subject to NYLIAC’s rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If we issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. Acceptance of premium payments is subject to Suitability Standards.

You may allocate premium payments in up to 18 of the Investment Divisions, some of which may not be available under your policy, as well as the DCA Advantage Account and the Fixed Account you have chosen immediately. If in Good Order, we will credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. Moreover, you may increase or decrease the percentages of the premium payments (which

30

must be in whole number percentages) allocated to each Allocation Option or the DCA Advantage Account at the time a premium payment is made.

Unless we permit otherwise, the minimum initial premium payment is $5,000 ($10,000 for policies issued in connection with a Pension/Keogh plan). You may make additional premium payments of at least $2,500 for Qualified Policies and $5,000 for Non-Qualified Policies, or such lower amount as we may permit at any time. For policies issued to persons age 75 or younger, additional premium payments can be made until 12 months after you reach age 75. The currently available methods of payment are direct payments to NYLIAC or any other method agreed to by us. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $2,000 to the DCA Advantage Account.

For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or applicable law.

While IPR is in effect, you may only make premium payments to your policy in the first Policy Year or after the IPR Holding Period End Date.

Acceptance of subsequent premium payments is subject to Suitability Standards.

Tax-Free Section 1035 Exchanges

Subject to certain restrictions, you can make a tax-free exchange under Section 1035 of the Code of all or a portion of one annuity contract, or all of a life insurance policy for an annuity contract. Section 1035 also provides that an annuity contract may be exchanged in a tax-free transaction for a long-term care insurance policy. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this Prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there will be a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different,

•	you will no longer have access to any benefits from your previous contract (or the benefits may be different), and

•	access to your cash value following a partial exchange may be subject to tax-related limitations.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a 10% federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest. New York Life may accept electronically transmitted instructions from your registered representative or from another insurance carrier for the purpose of effecting a 1035 exchange. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Payments Returned for Insufficient Funds

If your premium payment is returned for insufficient funds, we reserve the right to reverse the Investment Options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until the New York Life Annuities Service Center receives a written request to reinstate it in Good Order at one of the addresses noted in Question 15 of this Prospectus, and we agree.

Your Right to Cancel (“Free Look”)

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation. Except where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, we will promptly return the Accumulation Value, calculated as of the Business Day that either the registered representative through whom you purchased the policy or the New York Life Annuities Service Center receives the policy

31

along with a written request for cancellation in Good Order, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy. See “Appendix 3 — State Variations” for more information about free look provisions in particular states.

If you are entitled to receive the total of premium payments less any prior withdrawals, but your Accumulation Value is higher than that amount as of the date your written request for cancellation is received in Good Order, we will return the Accumulation Value, calculated as set forth above and subject to the deductions noted above.

Issue Ages

To purchase a Non-Qualified Policy you must not be older than age 75. The Owner, or if the policy is owned by an entity, the Annuitant must not be older than age 75.

For IRA, Roth IRA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if you are between the ages of 18 and 75 (between 0-75 for Inherited IRAs).

For policies issued to persons age 75 or younger, we will accept additional premium payments until 12 months after you reach age 75, unless otherwise limited by the terms of a particular plan.

In order to qualify for the above referenced maximum age limits to purchase a policy, the policy application must be signed and received at the New York Life Annuities Service Center prior to the day the Owner, or if the policy is owned by an entity, the Annuitant becomes age 76. All funds must be received by the New York Life Annuities Service Center no later than 60 days from the date the application is received at our service center. Any funds received after 60 days will be returned.

Transfers

You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account any time prior to 30 days before the Annuity Commencement Date, although certain restrictions may apply with respect to transfers into the Fixed Account for Premium based M&E Charge policies, or if you elect the IPR. You may not make transfers into the DCA Advantage Account. Transfers made from the DCA Advantage Account to the Investment Divisions are subject to different limitations (See “THE DCA ADVANTAGE ACCOUNT”). No transfers are allowed from the DCA Advantage Account to the Fixed Account. Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Rebalancing, Interest Sweep and the DCA Advantage Account, the minimum amount that you may transfer from one Investment Division to other Investment Divisions, or to the Fixed Account is $500. Except for traditional Dollar Cost Averaging, Automatic Asset Rebalancing, Interest Sweep and the DCA Advantage Account, if the value of the remaining Accumulation Units in an Investment Division would be less than $500 or the Fixed Account would be less than $25 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge for each transfer after the first 12 in a given Policy Year, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Rebalancing, Interest Sweep or the DCA Advantage Account will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with Interest Sweep and in certain other situations. (See “THE FIXED ACCOUNT.”)

You can request a transfer by any of the methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See “Online Service.”)

•

submit your request in writing on a form we approve to New York Life Annuities Service Center at one of the addresses listed in Question 15 of this prospectus (or any other address we indicate to you in writing);

•	speak to a Customer Service Representative at 800-762-6212 on Business Days between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time); or

•	make your request through “My Account” at www.newyorklifeannuities.com.

We do not currently accept e-mailed transfer requests, however, we reserve the right to accept them at our discretion. NYLIAC is not liable for any loss, cost or expense for action based on telephone or electronic instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

32

Limits on Transfers

Procedures Designed to Limit Potentially Harmful Transfers—The policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, we may, for example:

•	reject a transfer request from you or from any person acting on your behalf;

•	restrict the method of making a transfer;

•	charge you for any redemption fee imposed by an underlying fund; or

•	limit the dollar amount, frequency, or number of transfers.

Currently, if you or someone acting on your behalf electronically transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, we will send you a letter notifying you that the transfer limitation has been exceeded. If we receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when we take this action.

We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP U.S. Government Money Market Investment Division within six months of the issuance of a policy, and transfers made pursuant to the traditional Dollar Cost Averaging, DCA Advantage Account, Interest Sweep and Automatic Asset Rebalancing.

We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the issue date of your policy. All transfers are subject to the limits set forth in this Prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.

We apply our limits on transfers procedures to all owners of the policy without exception.

Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

Risks Associated with Potentially Harmful Transfers—Our procedures are designed to limit potentially harmful transfers. However, we cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

•

We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.

•	Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

(1) The underlying fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described

33

herein.

(2) The purchase and redemption orders received by the underlying fund portfolios reflect the aggregation and netting of multiple orders from owners of the policy and other variable policies issued by us. The nature of these combined orders may limit the underlying fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying fund portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

•

Other insurance companies that invest in the Fund portfolios underlying the policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios.

•	Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

(1)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio.

(2)	increased administrative and Fund brokerage expenses.

(3)	dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying fund portfolio are made when, and if, the underlying fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).

Speculative Investing

Do not purchase the policy if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your policy may not be traded on any stock exchange or secondary market. By purchasing the policy, you represent and warrant that you are not using the policy, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

Online Service

Through www.newyorklifeannuities.com you can get up-to-date information about your policy and request fund transfers and allocation changes. Policies that are jointly owned may not request transactions through www.newyorklifeannuities.com. We may revoke online service privileges for certain policyowners (see “Limits on Transfers”).

In order to obtain policy information online at www.newyorklifeannuities.com, you are required to register for access. Visit www.newyorklifeannuities.com, click on “My Account” and then click the “Register Now” button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

As described herein, we will use reasonable procedures to make sure that the instructions we receive through www.newyorklifeannuities.com are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received online at www.newyorklifeannuities.com that we believe are genuine. We will confirm all transactions in writing.

34

Financial requests received after 4:00 p.m. (Eastern Time) or on non Business Days will be processed as of the next Business Day.

We make the online service at www.newyorklifeannuites.com available at our discretion. In addition, availability of online service may temporarily be interrupted at certain times. We do not assume responsibility for any loss while online service at www.newyorklifeannuities.com is unavailable. If you are experiencing problems, you can send service requests to us at one of the addresses listed in Question 15 of this Prospectus.

Online Service at www.newyorklifeannuities.com

Currently, online service at www.newyorklifeannuities.com is open Monday through Friday, from 7 a.m. until 4 a.m., Saturday, from 7 a.m. until 10 p.m. and Sunday from 7 a.m. until 8 p.m. (Eastern Time).

By clicking on “My Account” at www.newyorklifeannuities.com, you can:

•	e-mail the New York Life Annuities Service Center;

•	obtain current policy values;

•	transfer assets between investment options;

•	request withdrawals;

•	change the allocation of future premium payments;

•	reset your password;

•	change your address;

•	obtain service forms;

•	view and download policy statements;

•	change your phone number or e-mail address; and

•	view and update beneficiary information.

Cybersecurity Risks

Our variable product business is highly dependent upon the effective operation of our computer systems (including online service at www.newyorklifeannuities.com and other systems) and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting New York Life Insurance Company and any of its affiliates and other affiliated or unaffiliated third-party service providers may adversely affect us and your policy Accumulation Value. For instance, cyber-attacks may (i) interfere with our processing of policy transactions (including surrenders, withdrawals and transfers) and the processing of orders from www.newyorklifeannuities.com or with the underlying funds; (ii) impact our ability to calculate accumulation unit values and policy’s Accumulation Values: (iii) cause the release and possible destruction of confidential customer or business information; (iv) subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause us reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future.

Registered Representative Actions

You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions. To do so, you must send the New York Life Annuities Service Center a Telephone/Web Authorization Form in Good Order to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (Social Security Number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See “The Policies—Transfers” for information on how to transfer assets between Investment Divisions.

35

You may authorize us to accept electronic instructions from a registered representative or a registered service assistant assigned to your policy in order to make premium allocations, transfers among investment options, Automatic Asset Rebalancing (AAR) updates, partial withdrawals and changes to your investment objective and/or risk tolerance. Your AAR will be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at that time to be consistent with your investment option transfer and premium allocation changes. Any online partial withdrawal is subject to dollar amount limits that we establish. We may revoke trading authorization privileges for certain policyowners (See “Limits on Transfers”). Trading authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

We may choose to accept forms you have completed that your registered representative transmits to us electronically via our internal secured network. We will accept electronically-transmitted service forms only. For information on how to initiate a transfer between Investment Divisions, or request a withdrawal, please refer to “THE POLICIES — Transfers” or “DISTRIBUTIONS UNDER THE POLICY — Partial Withdrawals”. We do not currently accept e-mailed requests for transactions affecting your investments under the policy, but reserve the right to accept them at our discretion.

If you select the IPR, there will be limitations on the ability of your registered representative to make certain of the transactions described in the sections that follow.

Dollar Cost Averaging (DCA) Programs

The main objective of dollar cost averaging is to achieve an average price per Accumulation Unit that is lower than the average price per Accumulation Unit during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the price per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of varying price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year. There is no charge imposed for the Dollar Cost Averaging programs.

We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP U.S. Government Money Market Investment Division to the MainStay VP MacKay Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$8.00	12.50
3	$100	$12.50	8.00
4	$100	$7.50	13.33
Total	$400	$38.00	43.83

The average unit price is calculated as follows:

Total unit price	=	$38.00	=	$9.50
Number of months		4

The average unit cost is calculated as follows:

Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83

36

In this example, with dollar cost averaging, you would have paid an average of $9.13 per unit while the average price per unit during the purchase period was $9.50. Keep in mind that it is also possible for dollar cost averaging to result in a loss. For example, if Accumulation Unit Values had increased rapidly over the four month period used in the example above, you would have achieved a lower average unit cost by making the entire purchase in the first month.

(a) Traditional Dollar Cost Averaging (not available with IPR)

This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. Please note that for Premium based M&E Charge policies, amounts cannot be transferred to the Fixed Account (if applicable) You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under our traditional Dollar Cost Averaging option, the New York Life Annuities Service Center must have received a completed traditional Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. You may also process a traditional Dollar Cost Averaging transfer by any other method we make available. If your traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed traditional Dollar Cost Averaging request forms must be sent to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus. E-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion.

You may cancel the traditional Dollar Cost Averaging option at any time. To cancel the traditional Dollar Cost Averaging Option, you must send a written cancellation request in Good Order to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,000, or such lower amount as we may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Rebalancing option. However, you have the option of alternating between these two features.

(b) Dollar Cost Averaging Advantage Account

This feature, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments, as described below, and pays you interest on amounts remaining in the account. We credit amounts in the DCA Advantage Account with interest. You can request the DCA Advantage Account in addition to traditional Dollar Cost Averaging, Automatic Asset Rebalancing or Interest Sweep. To set up a DCA Advantage Account you must send a completed DCA Advantage Account request form to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus.

You must allocate a minimum of $2,000 to the DCA Advantage Account. If you send less than the $2,000 minimum to be allocated to the DCA Advantage Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Account are to be made. However, you may not select the DCA Advantage Account if its duration would extend beyond the Annuity Commencement Date. You may not make transfers from the DCA Advantage Account into the Fixed Account. We do not count transfers out of the DCA Advantage Account as part of your 12 free transfers each Policy Year. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day (on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Account. If a transfer is scheduled to occur on a day

37

that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/ 6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the remainder of the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer.

You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment we receive for a DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the DCA Advantage Account under which the 6-month term will end on December 31, 2018 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, 2018, we will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions by December 31, 2018 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment is allocated to the DCA Advantage Account after the duration has expired, the DCA Advantage Account will be re-activated and will earn the interest rate in effect on the Business Day the new premium payment is received at the New York Life Annuities Service Center.

You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Advantage Account Accumulation Value attributed to the initial premium payment and then from the DCA Advantage Account Accumulation Value attributed to subsequent allocations in the order received.

You cannot make transfers into the DCA Advantage Account from any Allocation Option.

Automatic Asset Rebalancing (AAR)

This policy feature, which is available at no additional cost, allows you to automatically maintain the percentage of your Variable Accumulation Value allocated to each Investment Division at a pre-set level. Unless you opt out of AAR on your application or in a subsequent notice, or if the value of your policy is under $2,500, your policy will be subject to AAR.

AAR works as follows:

You might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP MacKay Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP MacKay International Equity Investment Division. Over time, the fluctuations in returns from each of these Investment Divisions will shift the percentages of your Variable Accumulation Value in each Investment Division. Using AAR, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify.

You can choose to have AAR transfers made on your quarterly, semi-annual or annual policy anniversary.

If at any time you elected not to use the AAR feature and then change your mind, you must send a completed AAR request form to New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or by any other method we make available. New York Life Annuities Service Center must receive the completed AAR request form at least five Business days before the date transfers are scheduled to begin. If we receive your completed AAR request form less than five Business Days prior to the date you request it to begin, the rebalancing will begin on the next rebalancing date based on the rebalancing frequency you selected. E-mailed requests are not currently acceptable; however, we reserve the right to accept them at our discretion. You may modify an existing AAR by contacting us by phone at the number provided in Question 16 of this Prospectus. We will suspend AAR automatically if the Variable Accumulation Value is less than $2,500 on a reallocation date. Once the Variable Accumulation Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. AAR will be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangement. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer.

You may cancel the AAR feature at any time by sending a written cancellation request in Good Order to New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or contact us by phone or internet as described in Question 16 of this Prospectus. You may not elect the AAR feature if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.

38

Interest Sweep

This option, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions. You must specify the Investment Divisions, the frequency of the transfers (monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th and 31st of a month). NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day).

The Interest Sweep option may be utilized in addition to traditional Dollar Cost Averaging, Automatic Asset Rebalancing or the DCA Advantage Account. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Rebalancing option or the DCA Advantage Account, we will process the Interest Sweep transfer first.

You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in Good Order to New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. We may also cancel this option if the Fixed Account Accumulation Value is less than $2,000, or such a lower amount as we may determine.

To establish a new Interest Sweep transfer after the option has been cancelled, you must send an Interest Sweep request form in Good Order to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus. You may also process an Interest Sweep transfer by any other method we make available. The New York Life Annuities Service Center must receive an Interest Sweep request form in Good Order at least five Business Days prior to the date transfers are scheduled to begin. If the New York Life Annuities Service Center does not receive an Interest Sweep request form in Good Order at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. E-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion. The minimum Fixed Account Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion.

Accumulation Period

(a) Crediting of Premium Payments

You can allocate a portion of each premium payment to one or more Investment Divisions, the DCA Advantage Account and/or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25. You may also allocate all or a portion of each premium payment to the DCA Advantage Account. The minimum amount that you may allocate to the DCA Advantage Account is $2,000. (See “THE DCA ADVANTAGE ACCOUNT.”) We will allocate additional premium payments to the Allocation Options and/or the DCA Advantage Account at the close of the Business Day on which they are received by NYLIAC.

We will credit amounts that you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day we are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See “THE FIXED ACCOUNT” for a description of interest crediting.)

(b) Valuation of Accumulation Units

The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

Riders

At no additional charge, we currently include a Living Needs Benefit/Unemployment Rider with all policies.

For an additional cost we also offer the IPR and the Annual Death Benefit Reset Rider. The riders are only available in those states where they have been approved. See below for descriptions of each rider. Please consult with your registered representative regarding the availability of these riders in your jurisdiction. Please note that benefits payable

39

under the riders are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

The IPR may be appropriate for individuals who appreciate the upside potential that comes with market participation, but are also highly sensitive to protecting their initial premium payment over a pre-determined Holding Period (10-15 or 20 years). These riders can allow you to allocate funds to the Investment Divisions with greater confidence by understanding that if your allocations perform poorly over the rider’s Holding Period, you will not receive less than the rider’s guaranteed amount when the Holding Period ends.

The Annual Death Benefit Reset (“ADBR”) rider may be appropriate for individuals who are looking to protect the amount of the initial death benefit and potentially increase it through annual “step-ups” (up to age 80) that are based on gains in the Accumulation Value resulting from favorable Investment Division performance.

(a) Living Needs Benefit/Unemployment Rider

This rider is available at no additional cost. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the Unemployment portion of the rider is not available.

The Living Needs Benefit/Unemployment Rider provides for an increase in the amount that can be withdrawn from your policy without a surrender charge when certain qualifying events occur. With this rider you may be eligible to receive all or a portion of the Accumulation Value of your policy without paying a surrender charge if you provide satisfactory proof that a Qualifying Event (as defined below) has occurred. In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date. If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant.

The types of Qualifying Events are defined as follows:

(a) Health Care Facility: The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.

(b) Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.

(c) Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months.

(d) Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.

A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.

You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in Good Order at the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus.

(b) Investment Preservation Rider – FP Series (optional) (available for applications signed on or after May 1, 2018)

The Investment Preservation Rider – FP Series (“IPR”) is available only at the time of application and your right to cancel the IPR is limited as described below. While IPR is in effect, you may only make premium payments to the policy (a) in the first Policy Year or (b) after the IPR Holding Period End Date. The IPR allows you to choose among seven (7) different Holding Periods. If you select the IPR, you will be eligible to receive a one-time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. Certain features of the IPR relating to the 20 year Holding Period and the IPR death benefit may not be available in all jurisdictions; contact your registered representative or see “Appendix 3 – State Variations” for more information.

40

The IPR ends on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose (See “IPR DEATH BENEFIT” regarding the terms under which such death benefit may continue after the IPR ends). The applicable policy anniversary depends on the Holding Period you choose. While the IPR is in effect and prior to the IPR Holding Period End Date, we will deduct a charge from your Accumulation Value on each policy quarter. (See “OTHER CHARGES—Investment Preservation Rider and Investment Preservation Rider – FP Series Charge.”) When you make a partial withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount will be reduced by 10%.

Please note that benefits payable under the IPR are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

The Guaranteed Amount under the IPR is as follows:

(i)	For the 10, 11, 12, 13, 14, or 15 year Holding Periods: The Guaranteed Amount will equal 100% of the sum of all premium payments made in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.

(ii)	For the 20 year Holding Period: The Guaranteed Amount will equal 150% of the sum of all premium payments made in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.

(iii)	IPR Reset:

You may request to reset the Guaranteed Amount at any time while IPR is in effect as long as the Owner (oldest Owner, if the Policy is jointly owned) and the Annuitant (oldest Annuitant, if the Policy has joint Annuitants) are age 75 or younger (for the 10, 11, 12, 13, 14 and 15 year Holding Periods), or age 70 or younger (for the 20 year Holding Period). For an IPR Reset, you must send a written request in Good Order to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset. Upon reset, the Guaranteed Amount will be increased to equal the Accumulation Value (for 10,11,12,13,14 and 15 year Holding Periods) or 150% of the Accumulation Value (for the 20 year Holding Period) on the next Policy Anniversary, less any Guaranteed Amount Proportional Reductions taken after the rider reset effective date during the rider Holding Period. We may also set a new charge for IPR on that Policy Anniversary (See “OTHER CHARGES—Investment Preservation Rider – FP Series Charge”) and, in addition, allocation restrictions may change. Typically, you would decide to reset in order to increase the Guaranteed Amount under the IPR. When you reset, a new rider Holding Period with the same duration as the original rider Holding Period starts, that means, for example, if you select IPR with a 12 year Holding Period, and you elect to reset in policy year four (4), a new 12 year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one-time adjustment to your Accumulation Value until the policy anniversary following the end of the new rider Holding Period. We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information.

A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the IPR’s Guaranteed Amount, IPR Holding Period, IPR Holding Period End Date, Rider Reset Effective Date, allocation restrictions or, IPR charge, if applicable.

If you select IPR, you will be allowed to allocate your premium payments to the Investment Divisions and the DCA Advantage Account subject to the restrictions set forth in Appendix 1.

The Fixed Account is not available while the IPR is in effect and prior to the IPR Holding Period End Date. Upon any termination of the IPR, the Fixed Account will be an available investment option. If you select the IPR, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds. Individual transfers between Investment Divisions, and/or the DCA Advantage Account are not allowed. If you wish to complete an

41

individual transfer between the Investment Divisions, you must send a reallocation form to New York Life Annuities Service Center at one of the addresses in Question 15 of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR seek to moderate overall volatility or hedge against down-market volatility, and may limit your participation in positive investment performance. Other investment options that are available if you do not select the IPR may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPR meet your investment objectives and risk tolerance. The Asset Allocation Categories available with IPR are set forth in Appendix 1. The Asset Allocation Categories set forth in Appendix 2 are not available to you.

If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include, without limitation, changes to the Investment Divisions available under each Asset Allocation Category, an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories and/or discontinuing the availability of the DCA Advantage Account.

With the IPR, you do not have to surrender the policy in order to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. We will inform you in writing in the event that you are eligible to receive the one-time adjustment to your Accumulation Value under the IPR. You do not need to take any action. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59 1/2.

You may cancel the IPR within thirty (30) days after delivery of the policy. To cancel, you must return the IPR to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR and refund any IPR charges which may have been deducted. After the 30-day period, you may only cancel the IPR if we suspend your right to reset the Guaranteed Amount at any time.

The IPR is available with all Non-Qualified, IRA, SEP IRA, Roth IRA, Keogh and Pension policies if the Owner (youngest Owner, if the Policy is jointly owned) is age 75 or younger (70 or younger for the 20-year Holding Period) on the Rider Effective Date. The rider is not available on Inherited IRA policies.

The IPR will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one-time adjustment to your Accumulation Value. Therefore, you should select the IPR only if you intend to keep the policy for at least the rider Holding Period you choose (10, 11, 12, 13, 14, 15 or 20 years).

In most jurisdictions, the IPR will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider.

Partial withdrawals will reduce the Guaranteed Amount proportionally and the amount of charges assessed for the IPR. While the IPR is in effect, partial withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you take partial withdrawals (including required minimum distributions from IRAs) while the IPR is in effect, you may not be able to receive the full value of the IPR. As a result, the IPR may not be appropriate for you if you intend to take partial withdrawals (including required minimum distributions from IRAs) before the end of the rider Holding Period you choose. You should consult your tax advisor if you have any questions about the use of the IPR in your tax situation.

We have set forth below an example of how the benefit from the IPR may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the Guaranteed Amount. In this example, we have assumed the following:

(1)	IPR with a 10, 11, 12, 13, 14, or 15 year Holding Period is selected at the time of application;

(2)	An initial premium payment of $100,000 is made;

(3)	No additional premium payments are made;

42

(4)	A withdrawal of $20,000 is made in the eighth policy year;

(5)	The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

(6)	The Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000.

The Guaranteed Amount when we issued the policy was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal.

Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $100,000 = $25,000

To determine the new Guaranteed Amount after the withdrawal, we subtracted the amount of the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($100,000 – $25,000) = $75,000.

On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $75,000. Therefore, you are eligible to receive a one-time adjustment to your Accumulation Value of $25,000.

If you had chosen the 20-year Holding Period, the Guaranteed Amount would have been $112,500 (150% of $75,000), and the one-time adjustment would be $62,500.

After the adjustment is paid, the rider will end (See IPR DEATH BENEFIT regarding the terms under which such death benefit may continue after the IPR ends). You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPR Rider.

Upon your death, the IPR and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary in order to continue the IPR and the policy. If your spouse chooses to continue the IPR and the policy, no death benefit proceeds will be paid upon your death.

IPR Death Benefit.

The IPR death benefit is available in jurisdictions where approved (see “Appendix 3 – State Variations” for more information).

For the 10, 11, 12, 13, 14 and 15 year Holding Periods:

If the Owner dies on or before the IPR Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a).

If the Owner dies after the IPR Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b).

(1) The amount of the death benefit payable under the policy. (See “DISTRIBUTIONS UNDER THE POLICY – Death Before Annuity Commencement”.)

(2) Any death benefit available under any other rider attached to the policy.

(3) The IPR Death Benefit, which is:

(a) The Guaranteed Amount; or

(b) The Guaranteed Amount on the IPR Holding Period End Date, increased by any premium payments received after the IPR Holding Period End Date and reduced proportionally for partial withdrawals taken after the IPR Holding Period End Date.

For the IPR Death Benefit in (b) above, the proportional reduction for partial withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the

43

withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR Death Benefit immediately preceding the withdrawal.

For the 20 year Holding Period:

If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a).

If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b).

If the Owner dies after the IPR Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c).

(1) The amount of the death benefit payable under the policy. (See “DISTRIBUTIONS UNDER THE POLICY – Death Before Annuity Commencement”.)

(2) Any death benefit available under any other rider attached to the policy.

(3) The IPR Death Benefit, which is:

(a) The Guaranteed Amount; or

(b) A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by 150%; or

(c) The Guaranteed Amount on the IPR Holding Period End Date, increased by any premium payments received after the IPR Holding Period End Date and reduced proportionally for partial withdrawals taken after the IPR Holding Period End Date.

For the IPR Death Benefit in (c) above, the proportional reduction for partial withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR Death Benefit immediately preceding the withdrawal.

Payment of a death benefit terminates the IPR.

It is important to note that for purposes of calculating the Guaranteed Amount under the IPR Death Benefit, Partial Withdrawals (including required minimum distributions) proportionally reduce the Guaranteed Amount while additional premium payments increase the Guaranteed Amount dollar for dollar. This means that under certain market conditions, a partial withdrawal will cause a greater decrease to the Guaranteed Amount relative to the Guaranteed Amount from a premium payment of the same amount as the partial withdrawal.

DESCRIPTION OF IPR (available from November 20, 2017 through April 30, 2018)

For policies issued with the IPR available from November 20, 2017 through April 30, 2018 (the “Original IPR Rider”), the following difference applies: The available Asset Allocation Categories are set forth in Appendix 2. The Asset Allocation Categories set forth in Appendix 1 are not available to you.

(c) Annual Death Benefit Reset (ADBR) Rider (optional)

You may enhance your Policy’s standard death benefit by purchasing the optional ADBR Rider. The ADBR Rider is available only at the time of application, in jurisdictions where approved. If you select this rider and you die prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment at the New York Life Annuities Service Center. For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. The amount will be the greatest of:

(a)	the death benefit payable under the policy (See “DISTRIBUTIONS UNDER THE POLICY – Death Before Annuity Commencement”); or

44

(b)	the “Reset Value”, as defined in the next paragraph, plus any additional premium payments made since the most recent “Reset Anniversary,” less proportional withdrawals (“Reset Value Proportional Reductions”) made since the most recent Reset Anniversary; or

(c)	any death benefit available under any other rider attached to the Policy.

We automatically calculate the Reset Value, with respect to any policy, every year from the Policy Date (“Reset Anniversary”) until you reach age 80 (or the Annuitant if the Owner is not a natural person). For policies owned by a grantor trust, the Reset Value will be calculated until any grantor reaches age 80. On the first Policy Anniversary, the Reset Value is defined as the greater of (a) the Accumulation Value; and (b) the Return of Premium Death Benefit. The Reset Value on the second and each subsequent Reset Anniversary is defined as the greatest of (a) the Accumulation Value on the current Reset Anniversary; and (b) the Reset Value on the prior Reset Anniversary, plus any premium payments applied since the prior Reset Anniversary, less any Reset Value Proportional Reductions since the prior Reset Anniversary.

The rider benefit will no longer reset after the Owner’s death or for grantor trust owned policies, the death of any grantor. The only exception is if the policy remains inforce under the spousal option provision of the Policy, if available. If the Owner is not a natural person, or a grantor trust, the rider benefit will no longer reset after the death of the Annuitant. In addition, in jurisdictions where approved, if an ownership change or assignment of the policy is made, other than as explicitly described in the rider, the rider will terminate and no Reset Value will be payable. If the rider is terminated, the death benefit payable will be the benefit provided in the Death Before Annuity Commencement section of this Prospectus.

A Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, (including applicable surrender charges), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the Reset Value immediately preceding the withdrawal.

We have set forth below an example of how the ADBR Rider works for an owner who is age 63. The current annual rider charge is 0.25% of the Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, we have assumed the following:

(1)	you purchase the policy with a $200,000 initial premium payment (no additional premium payments are made)

(2)	the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Reset Value)

(3)	the current Accumulation Value is $240,000

(4)	you make a partial withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable)

(5)	you die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal

(6)	the Accumulation Value on the date we receive the necessary requirements to pay the death benefit is $225,000 ($240,000 – $15,000)

(7)	the charge for the ADBR Rider is assessed: 0.25% annually (0.0625% per quarter)

(8)	the Death Benefit is the greatest of:

a)	the Accumulation Value
= $225,000

b)	the Return of Premium Death Benefit
= $187,500

c)	the “Reset Value,” which is the greatest of:

1.	the Accumulation Value
= $225,000

2.	the prior Reset Value as of the last Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less Reset Value Proportional Reductions since the prior Reset Anniversary.
= $234,375

In this example, your Beneficiary would receive $234,375.00.

45

The ADBR Rider ends upon the earliest of the following:

1)	the Annuity Commencement Date,

2)	the date you surrender the policy,

3)	an ownership change or assignment of the policy, other than as described in the rider, or

4)	the date we terminate the policy.

Notwithstanding the foregoing, if your spouse, as the sole primary Beneficiary, elects to continue the policy as the new Owner upon your death, the Rider will not end and all of the Rider’s provisions and quarterly charges will continue to be deducted as if the new Owner had purchased the policy on the original Policy Date.

You cannot cancel this Rider without surrendering your policy.

Policyowner Inquiries

Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 15, 16 and 17 of this Prospectus. E-mailed requests are not currently acceptable; however, we reserve the right to accept them at our discretion. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. To correct an error, we must receive your request for correction within fifteen (15) days of the date of the confirmation with the transaction in question. You must provide us with the nature of the error, the date of the error and any other relevant details.

Records and Reports

NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When we receive premium payments on your behalf involving the Separate Account, payments forwarded by your employer (“list billing”), or through other payments made by pre-authorized deductions to which we agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. It is important that you review your confirmation and quarterly statements immediately to ensure that there are no errors. In order to correct an error, you must call it to our attention within fifteen (15) days of the date of the statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (see Question 16 of this Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

CHARGES AND DEDUCTIONS

Surrender Charges

Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

If you surrender your policy, we deduct the surrender charge from the amount paid to you. However, you can withdraw any investment gains under your policy without a surrender charge (see “Exceptions to Surrender Charges”, below). In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Options and/or the DCA Advantage Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Option and/or the DCA Advantage Account is less than the necessary surrender charge, we will not process the withdrawal.

The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, we deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first Payment

46

Year(s) following the premium payment to which such withdrawal or surrender is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the seventh Payment Year, after which no charge is made, as shown in the following chart:

Amount of Surrender Charge

Payment Year	Surrender Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

In no event will the aggregate surrender charge applied under the policy exceed nine percent (9.0%) of the total premium payments.

Exceptions to Surrender Charges

We will not assess a surrender charge:

(a)	on amounts you withdraw in any Policy Year that are less than or equal to the greater of (i) ten percent (10%) of the Accumulation Value at the beginning of the Policy Year (or ten percent (10%) of the premium payment if the withdrawal is made in the first Policy Year) less any prior partial withdrawals made during the Policy Year that were free of Surrender Charges; (ii) ten percent (10%) of the current Accumulation Value, less any prior partial withdrawals made during the Policy Year that were free of Surrender Charges; or (iii) that portion of the Accumulation Value at the time of the withdrawal that exceeds the premium payments.

(b)	if NYLIAC cancels the policy;

(c)	when we pay proceeds upon the death of the policyowner;

(d)	when you select a Life Income Payment option in any Policy Year after the first Policy Anniversary;

(e)	when a required minimum distribution calculated based on the value of the policy is made under a Qualified Policy (this amount will, however, count against the first exception);

(f)	on withdrawals you make under the Living Needs Benefit/Unemployment Rider;

(g)	on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code; and

(h)	when the aggregate surrender charges under a policy exceed 9.0% of the total premium payments.

Other Charges

(a) Mortality and Expense Risk and Administrative Costs Charge

Prior to the Annuity Commencement Date, we deduct a charge from the assets of the Separate Account to compensate us for certain mortality and expense risks and administrative costs (M&E Charge) we assume under the policies and for providing policy administration services. You may choose to have the M&E Charge assessed based on either the Accumulation Value of the policy or the Adjusted Premium Payments.

We reduce the M&E Charge at the end of the period during which a surrender charge applies to the initial premium payment (the “Surrender Charge Period”).

For Accumulation Value based policies we assess the following M&E Charges:

•	During the Surrender Charge Period for the initial premium, the M&E Charge is 1.20% (annualized) of the daily average Variable Accumulation Value.

47

•	After the end of the Surrender Charge Period for the initial premium, the M&E Charge is 1.00% (annualized) of the daily average Variable Accumulation Value.

For Premium based policies we assess the following M&E Charges, which are deducted from the Investment Divisions through a reduction in Accumulation Units each policy quarter (excluding premiums allocated to the Fixed Account that are not transferred to the Investment Divisions):

•	During the Surrender Charge Period for the initial premium, the M&E Charge is 1.30% (annualized) of the Adjusted Premium Payments

•	After the end of the Surrender Charge Period for the initial premium, the M&E Charge is 1.10% (annualized) of the Adjusted Premium Payments.

For Accumulation Value based M&E Charge policies, the M&E Charge may vary based on the Accumulation Value of the policy when the M&E Charge is assessed. In most jurisdictions, for Premium based M&E Charge policies, the M&E Charge is assessed based on the Adjusted Premium Payments and will not vary with fluctuations in the policy’s Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these proceeds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

The amount of Premium based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the Premium based M&E Charge structure will benefit the policyowner because the Premium based M&E Charge, when measured as a percentage of separate account assets, will be reduced. In a flat or declining market, the Premium based M&E Charge structure will result in an increase in the charge when measured against separate account assets. The amount of Accumulation Value based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value based M&E Charge structure may be more advantageous in a flat or declining market.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy’s Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services. We expect to make a profit from this charge, which we may use for any purpose.

Please confirm with your registered representative that both M&E Charge options are available.

(b) Policy Service Charge

We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $100,000. We deduct the annual policy service charge from each Allocation Option and the DCA Advantage Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

(c) Investment Preservation Rider – FP Series Charge

The IPR is available only at the time of application in jurisdictions where approved. If you select the IPR we deduct a charge each policy quarter that the rider is in effect based on the amount that is guaranteed. We deduct this charge beginning with the first policy quarter after the Rider Effective Date. (See “RIDERS—Investment Preservation Rider – FP Series (optional).”) Usually, we deduct the charge from each Allocation Option in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

The maximum annual charge ranges from 1.50% to 2.00% of the amount that is guaranteed, depending on the Holding Period you choose. We may set a lower charge at our sole discretion.

The current charge ranges from 0.50% to 1.15% of the amount that is guaranteed, applied on a quarterly basis (0.1250% to 0.2875% per quarter), depending on the Holding Period you choose.

48

If you reset the amount that is guaranteed, a new charge for the IPR may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated guaranteed maximum. The charge in effect on the Rider Effective Date or on the Rider Reset Effective Date of any reset will not change after the date the rider (or any reset) becomes effective, unless you again reset the amount that is guaranteed. We will continue to deduct the current charge until the first policy quarter following the Rider Reset Effective Date.

(d) Fund Charges

The value of the assets of the Separate Account will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund’s prospectus and/or SAI.

Certain Eligible Portfolios may also impose liquidity or redemption fees on withdrawals (including transfers) pursuant to SEC rules, including Rules 2a-7 or 22c-2 under the Investment Company Act of 1940. In such cases, we would administer the Fund fees and deduct them from you Accumulation Value or transaction proceeds.

(e) Transfer Fees

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year, subject to any applicable state insurance law requirements. The charge is to compensate us for the expense of processing the transfer. The transfer charge, if applicable, will be assessed at the time that the transfer is processed. Each time you request a transfer, we will assess the transfer charge, if applicable. Separate requests submitted on the same day will each be treated as separate transfers.

Transfers made under traditional Dollar Cost Averaging, Interest Sweep, the DCA Advantage Account and Automatic Asset Rebalancing do not count toward this transfer limit.

(f) Annual Death Benefit Reset (ADBR) Rider Charge

If you select the ADBR Rider, we will deduct a charge each policy quarter that the Rider is in effect based on the amount that is guaranteed as of the last Reset Anniversary, less any Reset Value Proportional Reductions. In most jurisdictions, this charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value of the applicable quarter and will not reduce your Adjusted Premium Payments. However, for policies issued in New York, this charge will be deducted only from the Variable Accumulation Value. This charge will continue to be deducted while the policy remains in-force.

The current charge for the ADBR Rider, for policyholders of all ages, is 0.25% per year (0.0625% per quarter).

Group and Sponsored Arrangements

For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

Taxes

NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC’s status in states where premium

49

taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See “FEDERAL TAX MATTERS.”) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

DISTRIBUTIONS UNDER THE POLICY

Surrenders and Withdrawals

You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you can send a written request in Good Order to the New York Life Annuities Service Center at one of the addresses listed on Question 15 of this Prospectus, or utilize any other method we make available. E-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion. If the request is in Good Order, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that the New York Life Annuities Service Center receives the written request, less any surrender charges, taxes that we may deduct, and the annual policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. You can also request a partial withdrawal online using “My Account” at www.newyorklifeannuities.com. Currently, online withdrawals cannot exceed $10,000. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all required information in Good Order (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS.”)

Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(a) Surrenders

We may deduct a surrender charge, any state premium tax and if applicable, the annual policy service charge, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. If your address or bank account information has been on file with us for less than 15 days, we may require additional verification of your identity, in Good Order, before we will process a request to send surrender proceeds electronically to that bank account or through the mail to that address. For requests to surrender amounts greater than $50,000, we may require a notarized confirmation of the owner(s) signature or medallion signature guarantee. (See “INCOME PAYMENTS.”) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

(b) Partial Withdrawals

The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Options in accordance with your request. However, if you do not specify how to allocate a partial withdrawal among the Allocation Options or if the IPR is in effect, we will deduct the partial withdrawal on a pro-rata basis. Your requested partial withdrawal will be effective on the date we receive your request in Good Order at the New York Life Annuities Service Center or online, through “My Account” at www.newyorklifeannuities.com. However, if that day is not a Business Day or if your request is received after the close of the NYSE, then the requested partial withdrawal will be

50

effective on the next Business Day. Generally, we will pay the partial withdrawal within seven days of that date. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

If the requested partial withdrawal is equal to the value in any of the Allocation Options from which the partial withdrawal is being made, we will pay the entire value of that Allocation Option and/or the DCA Advantage Account, less any surrender charge that may apply to you. If honoring a partial withdrawal request would result in an Accumulation Value that would provide Income Payments of less than $20 per month on the Annuity Commencement Date, we reserve the right to terminate your policy and pay you the Accumulation Value in a single sum, subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

Also note that partial withdrawal requests for amounts greater than $50,000 must be received in Good Order and we may require a notarized confirmation of the Owner(s) signature or a medallion signature guarantee. If your address or bank account information has been on file with us for less than 30 days, we will either require the request in writing or require additional verification of your identity, in a means acceptable to us, before we will process a request to send partial withdrawal proceeds electronically to that bank account or through the mail to that address. In addition, partial withdrawal requests made from policies that are less than 90 days old or that had an ownership change within 30 days of such partial withdrawal request must be made in writing and sent to the New York Life Annuities Service Center at one of the addresses noted in Question 15 of this Prospectus. E-mailed requests are not currently acceptable; however, we reserve the right to accept them at our discretion.

(c) Periodic Partial Withdrawals

You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). To process periodic partial withdrawals, you must send a written request in Good Order to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. E-mailed requests are not currently acceptable; however, we reserve the right to accept them at our discretion. You must specify the Allocation Options from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not make periodic partial withdrawals from the DCA Advantage Account.

You can elect to receive “Interest Only” periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. This option is not available for policies issued in the State of New York. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise.

(d) Hardship Withdrawals

Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be “Hardship Withdrawals.” The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

Required Minimum Distribution Option

For IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December  31 of the calendar year following the year of the original owner’s death.

Our Right to Cancel

If we do not receive any premium payments for a period of two years, and the Accumulation Value of your policy would provide Income Payments of less than $20 per month on the Annuity Commencement Date, we reserve the right to

51

terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and, provided that you are not older than the maximum age for making a premium payment as stated on the Policy Data Page, give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

Annuity Commencement Date

The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence (sometimes referred to as annuitization of the policy) unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The earliest possible annuity commencement date is the first Policy Anniversary. If we agree, you may change the Annuity Commencement Date to an earlier date. If we agree, you may also defer the Annuity Commencement Date to a later date, provided that we receive notice in a form acceptable to us (or as required under state law) of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must provide notice in a form acceptable to us (or as required under state law) in Good Order to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus.

The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Death Before Annuity Commencement

Unless amended by any rider attached to the policy, if the Owner dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date the New York Life Annuities Service Center receives proof of death and all other required information in Good Order at one of the addresses listed in Question 15 of this Prospectus. With a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. The amount will be the greatest of:

(a)	the Accumulation Value; or

(b)	the Return of Premium Death Benefit; or

We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds:

(i)	under the Life Income Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

(ii)	under another Income Payment option we may offer at the time.

Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “INCOME PAYMENTS.”) If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division, the Fixed Account and the DCA Advantage Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that we may offer at any time.

If your spouse (as defined under Federal law) is designated as the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant. For policies with one Annuitant, if the Annuitant is not an Owner and the Annuitant dies before the Annuity Commencement Date, when we receive proof of death for the Annuitant, the Owner will become the Annuitant, and the policy will continue. If the policy is jointly owned, the first Owner named will become the Annuitant.

We will make any distribution or application of policy proceeds within 7 days after the New York Life Annuities Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection

52

with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS.”)

Income Payments

(a) Election of Income Payment Options

On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income – Guaranteed Period Payment option. However, on or before the Annuity Commencement Date, you can elect to receive Income Payments under such other option we may offer at that time where permitted by state laws. (See “ANNUITY PAYMENTS” in the Statement of Additional Information.) We will require that a lump sum payment be made if the Accumulation Value is an amount that would provide Income Payments of less than $20 a month on the Annuity Commencement Date. If the Life Income – Guaranteed Period Payment option is not chosen, you may change the Income Payment option or request any other method of payment we agree to at any time before the Annuity Commencement Date. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in Good Order to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant(s) will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant(s) with a guarantee of 10 years of payments, even if an Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

A policyholder may elect to apply a portion of the Accumulation Value toward one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. A partial annuitization will reduce the benefits provided under the policy. The Accumulation Value will be reduced by the amount placed under one of the Income Payment options we may offer. Under a partial annuitization, the policy’s Accumulation Value, any riders under the policy and any charges assessed will be treated the same as they would under any other withdrawal from the policy’s Accumulation Value, except that surrender charges will not be assessed. (See “FEDERAL TAX MATTERS.”)

Under Income Payment options involving life income, the Payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(b) Proof of Survivorship

We may require satisfactory proof of survival from time to time, before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

Delay of Payments

We will pay any amounts due from the Separate Account under the policy within seven (7) days of the date the New York Life Annuities Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with a payment request at one of the addresses listed in Question 15 of this Prospectus.

Situations where payment may be delayed:

1.	We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

(a)	The New York Stock Exchange (“NYSE”) is closed, for other than usual weekends or holidays; trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

(b)	The SEC, by order, permits us to delay payment in order to protect our policyowners; or

(c)	The check used to pay the premium has not cleared through the banking system. This may take up to fifteen (15) days.

53

2.	We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Account . When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or the DCA Advantage Account . We will pay interest of at least 1.0% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

3.	Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.

Designation of Beneficiary

You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while you are living, you may change the Beneficiary by written notice in Good Order sent to one of the addresses listed in Question 15 of this Prospectus, or you may change a Beneficiary using “My Account” at www.newyorklifeannuities.com or you can utilize any other method we make available. If before the Annuity Commencement Date, the Annuitant dies while you are still living, you will become the new Annuitant under the policy. If you are the Annuitant, the proceeds pass to your Beneficiary.

If no Beneficiary for any amount payable, or for a stated share, survives you, the right to this amount or this share will pass to your estate. Payment of the proceeds will be made in a single sum to your estate. If any Beneficiary dies at the same time as you, or within fifteen (15) days after your death, but before we receive proof of death and all claim information in Good Order, we will pay any amount payable as though the Beneficiary died first.

Every state has unclaimed property laws, which generally declare an annuity policy to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or the date the death benefit is due and payable. If, after a thorough search, we are unable to locate you after your policy’s Annuity Commencement Date, or if we are unable to locate your Beneficiary if you die before the Annuity Commencement Date, or you or the Beneficiary do not come forward to claim the policy proceeds or death benefit in a timely manner, the proceeds or death benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the annuitant last resided, as shown on our books and records, or to Delaware (our state of domicile). This escheatment is revocable, however, and the state is obligated to pay back the escheated amount if you or your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designation, including addresses, if and as they change. Please contact us at 1-800-762-6212, or send written notice to one of the addresses in Question 15 of the Prospectus.

THE FIXED ACCOUNT

The Fixed Account is backed by assets in NYLIAC’s general account, which includes all of NYLIAC’s assets except those assets specifically allocated to NYLIAC’s separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

(a) Interest Crediting

NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy, to amounts allocated or transferred to the Fixed Account under the policies. As of the date of this Prospectus, the guaranteed minimum interest rate is 0.05%. Please contact your registered representative for the current guaranteed minimum interest rate. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account.

Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments, and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the

54

allocation or transfer was made. The Fixed Account Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value.

(b) Transfers to Investment Divisions

Generally, you may transfer amounts from the Fixed Account (if applicable) to the Investment Divisions up to thirty (30) days prior to the Annuity Commencement Date, subject to the following conditions.

1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions, including Interest Sweep transfers, during any Policy Year while the surrender charge period for the initial premium payment is in effect is 25% of the highest attained Fixed Account Accumulation Value as of the beginning of each Policy Year. When the surrender charge period is no longer in effect, the maximum amount that you are allowed to transfer from the Fixed Account to the Investment Divisions may not exceed 50% of the highest attained Fixed Account Accumulation Value as of the beginning of each Policy Year, regardless of any new surrender charge periods applicable to additional premium payments. The highest attained Fixed Account Accumulation Value will decrease by the amount of any withdrawals made from the Fixed Account, and increase by the amount of any additional premium payments made to the Fixed Account. When the Fixed Account Accumulation Value is zero, all previous Fixed Account Accumulation values are disregarded, and the next premium payment to the Fixed Account will then be considered the highest attained Fixed Account Accumulation Value until a subsequent anniversary results in a higher balance.

2. The remaining value in the Fixed Account after a transfer from the Fixed Account to the Investment Divisions must be at least $25. If, after a contemplated transfer, the remaining value in the Fixed Account would be less than $25, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (FIFO) basis, for purposes of determining the rate at which we credit interest on amounts remaining in the Fixed Account.

3. No transfers are allowed into the Fixed Account for Premium based M&E Charge policies.

For Premium based M&E Charge policies, premium payments transferred from the Fixed Account to the Investment Divisions are subject to a Mortality and Expense Risk and Administrative Costs Charge.

Except as part of an existing request relating to traditional Dollar Cost Averaging, the DCA Advantage Account, if applicable, or Interest Sweep, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

You must make transfer requests in writing in Good Order and sent to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures or through our online service at www.newyorklifeannuities.com. E-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion.

We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

THE DCA ADVANTAGE ACCOUNT

Like the Fixed Account, the DCA Advantage Account is also held in NYLIAC’s general account. The DCA Advantage Account is not registered under the federal securities laws. The information contained in the first paragraph under “THE FIXED ACCOUNT” equally applies to the DCA Advantage Account.

NYLIAC will set interest rates in advance for each date on which we may receive a premium payment to the DCA Advantage Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. Premium payments into the DCA Advantage Account will receive the applicable interest rate in effect on the Business Day we receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Account may be different from the rate applied to prior premium payments made into the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value.

The annual effective rate that we declare is credited only to amounts remaining in the DCA Advantage Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Account, amounts in the DCA Advantage Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk

55

and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.

FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. A Non-Qualified Policy can provide for retirement income other than through a tax-qualified plan. Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC’s tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

Taxation of Annuities in General

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner’s Accumulation Value over the policyowner’s investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual’s gross income. For policies issued in connection with qualified plans, the “investment in the contract” can be zero.

Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the “investment in the contract” exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible.

Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the “investment in the contract” will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death

56

occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant’s final tax return.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyowner may elect to apply a portion of the Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. If a policyowner chooses to partially annuitize a policy, the resulting payments will be taxed as fixed Income Payments described above, only if such payments are received for one of the following periods: (1) the annuitant’s life (or the lives of the joint annuitants, if applicable), or (2) a period of 10 years or more. Provided such requirements are met, the “investment in the contract” will be allocated pro rata between each portion of the policy from which amounts are received as an annuity and the portion of the policy from which amounts are not received as an annuity.

In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner’s (or, where the policyowner is not an individual, the Annuitant’s) death, (3) made as a result of the policyowner’s disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

3.8 Percent Tax on Certain Investment Income

In general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA plan) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012 the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of the policy, distributions or withdrawals from the policy or the exercise of other rights and features under the annuity contract.

Partial Section 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract or a long-term care insurance policy. The IRS has issued guidance which provides that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a tax-free exchange, provided that no amounts (other than annuity payments made for life or for a term of at least 10 years) are distributed from either contract involved in the exchange for 180 days following the date of the transfer. If a taxpayer takes a distribution during this 180-day waiting period, the IRS guidance provides that the IRS will apply general tax principles to determine the tax treatment of the transfer and/or the distribution (e.g., in appropriate circumstances, as taxable “boot” or as a taxable distribution, effectively negating the tax-free exchange).

This IRS guidance, however, does not address the tax treatment of a partial exchange of an annuity contract for a long-term care insurance policy. Although we believe that taking a distribution or withdrawal from the Contract described in this prospectus within 180 days of a partial exchange of such Contract for a long-term care insurance policy should not

57

cause such prior partial exchange to be treated as taxable, there can be no assurance that the IRS will not expand the 180-day rule described above to partial exchanges of an annuity contract for a long-term care insurance policy, or that the IRS will not provide other guidance with respect to such partial exchanges. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Qualified Policies

Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

(a) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA”, including an employer-sponsored Simplified Employee Pension or “SEP”. Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

(b) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a “Roth Individual Retirement Annuity” or “Roth IRA.” Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

(c) Inherited IRAs. The policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner’s spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan or eligible governmental section 457 plan) may, if all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (“RMD”) must be withdrawn each year from an inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s or eligible retirement plan participants’ death. The penalty tax equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

The Qualified Policies are subject to the RMD rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service (“IRS”). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

58

Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

Taxation of Death Benefits

The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors LLC (“NYLIFE Distributors”), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products which may include products of New York Life or its affiliates and products of other companies.

The selling broker-dealer, and in turn your registered representative, receive compensation for selling you the policy described in this prospectus, which may differ from the compensation paid by other companies for sales of their products. Differences in compensation have the potential to influence the recommendation made by your registered representative or broker-dealer. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions we pay to broker-dealers for sales of the policy described in this prospectus is not expected to exceed 8% of all premiums received.

No commissions were paid for New York Life Premier – FP Series policies during the fiscal year ended December 31, 2017.

Certain New York Life employees involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

VOTING RIGHTS

The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. Based on our current interpretation of applicable law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC’s present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that

59

number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.

If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

60

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

How to obtain a New York Life Premier Variable Annuity—FP Series Statement of Additional Information.

The New York Life Premier Variable Annuity – FP Series Statement of Additional Information is posted on our website, www.newyorklifeannuities.com. For a paper copy of the Statement of Additional Information, call (800) 762-6212 or send this request form to:

New York Life Annuities Service Center
P.O. Box 9859
Providence, RI 20940

Please send me a New York Life Premier Variable Annuity—FP Series Statement of Additional Information

dated May 1, 2018:

Name

Address

City	State	Zip

61

APPENDIX 1

Investment Division Restrictions available with IPR (available on or after May 1, 2018)

Option 1:

Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Subcategory I Funds (Minimum Allocation 10%)
MainStay VP Bond MainStay VP Indexed Bond		MainStay VP U.S. Government Money Market PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)
MainStay VP MacKay Government		PIMCO VIT Low Duration Portfolio
MainStay VP PIMCO Real Return		PIMCO VIT Total Return Portfolio

Subcategory II Funds

MainStay VP Floating Rate MainStay VP MacKay High Yield Corporate Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
MainStay VP MacKay Unconstrained Bond

Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds MainStay VP Epoch U.S. Equity Yield		ClearBridge Variable Appreciation Portfolio
MainStay VP Large Cap Growth		Deutsche Alternative Asset Allocation VIP
MainStay VP MacKay Common Stock		Fidelity® VIP Contrafund® Portfolio
MainStay VP MacKay Convertible		Fidelity® VIP Equity Income Portfolio
MainStay VP MacKay S&P 500 Index		Fidelity® VIP Growth Opportunities Portfolio
American Funds IS® Blue Chip Income and Growth Fund		MFS® Investors Trust Series
American Funds IS® Growth Fund		MFS® Research Series

Category C:
Minimum Allocation	0%
Maximum Allocation	25%

Subcategory I Funds (Maximum Allocation 15%)
MainStay VP Eagle Small Cap Growth MainStay VP Epoch U.S. Small Cap MainStay VP MacKay Mid Cap Core MainStay VP MacKay Small Cap Core Columbia Variable Portfolio — Small Cap Value		Delaware VIP® Small Cap Value Series Fidelity® VIP Mid Cap Portfolio Invesco V.I. American Value Fund Janus Henderson VIT Enterprise Portfolio Neuberger Berman AMT Mid Cap Growth Portfolio

Subgroup II (Maximum Allocation 15%)
MainStay VP MacKay International Equity American Funds IS® Global Small Capitalization Fund American Funds IS® New World Fund® Fidelity® VIP Emerging Markets Portfolio		Invesco V.I. International Growth Fund Janus Henderson VIT Global Research Portfolio MFS® International Value Portfolio

Subcategory III Funds (Maximum Allocation 10%)

MainStay VP Cushing Renaissance Advantage MainStay VP MFS® Utilities MainStay VP VanEck Global Hard Assets	Columbia Variable Portfolio — Commodity Strategy Dreyfus IP Technology Growth Portfolio Morgan Stanley VIF U.S. Real Estate Portfolio

Option 2:

Category D:

Minimum Allocation 100%

Category D Asset Allocation Funds

MainStay VP Balanced

MainStay VP Conservative Allocation

MainStay VP Income Builder

MainStay VP Janus Henderson Balanced

MainStay VP Moderate Allocation

American Funds IS® Asset Allocation Fund

BlackRock® Global Allocation V.I. Fund

APPENDIX 2

Investment Division Restrictions available with IPR (available before May 1, 2018)

Asset Allocation Categories: Category A:
Minimum Allocation	30%
Maximum Allocation	100%

MainStay VP Bond MainStay VP Floating Rate		MainStay VP U.S. Government Money Market BlackRock® High Yield V.I. Fund
MainStay VP Indexed Bond		Columbia Variable Portfolio — Emerging Markets Bond
MainStay VP MacKay Government		PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)
MainStay VP MacKay High Yield Corporate Bond MainStay VP MacKay Unconstrained Bond		PIMCO VIT Low Duration Portfolio PIMCO VIT Total Return Portfolio
MainStay VP U.S. Government Money Market

Category B:
Minimum Allocation	0%
Maximum Allocation	70%

Category B Funds

MainStay VP Absolute Return Multi-Strategy		MainStay VP Moderate Growth Allocation
MainStay VP Balanced		American Funds IS® Asset Allocation Fund
MainStay VP Conservative Allocation		American Funds IS® Blue Chip Income and Growth
MainStay VP Epoch U.S. Equity Yield		American Funds IS® Growth Fund
MainStay VP Growth Allocation		BlackRock® Global Allocation V.I. Fund
MainStay VP Income Builder		ClearBridge Variable Appreciation Portfolio
MainStay VP Janus Henderson Balanced		Deutsche Alternative Asset Allocation VIP
MainStay VP Large Cap Growth		Fidelity® VIP Contrafund® Portfolio
MainStay VP MacKay Common Stock		Fidelity® VIP Growth Opportunities Portfolio
MainStay VP MacKay Convertible		MFS® Investors Trust Series
MainStay VP MacKay S&P 500 Index		MFS® Research Series
MainStay VP MFS® Utilities
MainStay VP Moderate Allocation

Category C:
Minimum Allocation	0%
Maximum Allocation	10%

Category C Funds

MainStay VP Cushing Renaissance Advantage

MainStay VP Eagle Small Cap Growth

MainStay VP Epoch U.S. Small Cap

MainStay VP MacKay International Equity

MainStay VP MacKay Mid Cap Core

MainStay VP MacKay Small Cap Core

MainStay VP VanEck Global Hard Assets

American Funds IS® Global Small Capitalization Fund

American Funds IS® New World Fund®

Columbia Variable Portfolio — Commodity Strategy

Columbia Variable Portfolio — Small Cap Value

Delaware VIP® Small Cap Value Series

Dreyfus IP Technology Growth Portfolio

Fidelity® VIP Emerging Markets Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Mid Cap Portfolio

Invesco V.I. American Value Fund

Invesco V.I. International Growth Fund

Janus Henderson VIT Enterprise Portfolio

Janus Henderson VIT Global Research Portfolio

MFS® International Value Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman AMT Mid Cap Growth Portfolio

APPENDIX 3

State Variations

State	Features/Benefits	State Variation

California	See “The Policies – Your Right to Cancel (“Free Look”)”

If you are age 60 or older at the time the policy is issued, you may cancel the policy within 30 days from the date you received it and receive a refund as follows:

(a)    If you do not direct the premium payment(s) be invested in the Investment Divisions, we will return your (i) policy charge and (ii) premium payment(s), less any withdrawals.

(b)    If you direct the premium payment(s) be invested in the Investment Divisions, we will return your (i) policy charge and (ii) Account Value, on the day we receive your request, in Good Order, less any withdrawals.

	See “The Policies – Riders – Annual Death Benefit Reset (ADBR) Rider (optional)”	An ownership change or assignment of the policy does not terminate the ADBR Rider.

	See “The Policies –Riders – Investment Preservation Rider – FP Series (optional)	An ownership change or assignment of the policy does not terminate the Investment Preservation Rider – FP Series.

Connecticut	See “The Policies – Riders – Annual Death Benefit Reset (ADBR) Rider (optional)”	An assignment of the policy does not terminate the Annual Death Benefit Reset Rider.

	See “The Policies – Riders – Investment Preservation Rider – FP Series	An assignment of the policy does not terminate the IPR.

Florida	See “The Policies – Your Right to Cancel (“Free Look”)”	You may cancel the policy within 21 days from the date you received it and receive (i) any policy charge, (ii) and the account value.

	See “The Policies – Riders – Investment Preservation Rider – FP Series (optional)”	An ownership change or assignment of the policy does not terminate the IPR.

	See “The Policies – Riders – Annual Death Benefit Reset (ADBR) Rider (optional)”	An ownership change or assignment of the policy does not terminate the ADBR Rider.

New Jersey	Civil Union Partner Endorsement

Civil Union partners are permitted to continue the policy under the spousal continuance provisions with the following exceptions. If your Civil Union Partner continues the policy after your death, your Civil Union Partner will have all rights of ownership. However, to comply with the Internal Revenue Code and the applicable Treasury Regulations, the entire proceeds of the policy must be either be:

(a)    disbursed within five years of the

original Owner’s death; or

(b)    placed under the Life Income – Guaranteed Period Payment Option or any other Income Payment option that is available at that time, provided that such payments are made over the life of the Civil Union Partner or over a number of years that is not more than the life expectancy of the Civil Union Partner (as determined for federal tax purposes) at the time of the original Owner’s death, and begin within one year after the original Owner’s death.

New York	See “Definitions—Nonforfeiture Value”	Nonforfeiture Value—The Nonforfeiture Value is equal to 100% of the Consideration(s) allocated to the Fixed Account and/or to the DCA Advantage Account accumulated at the crediting rate (which shall be no less than the Nonforfeiture Rate) since the Payment Date or transfer date, minus any amounts withdrawn or transferred from the Fixed Account and/or from the DCA Advantage Account, with the remaining amount accumulated at the crediting rate since the date of withdrawal or transfer.

	See “The Policies – Riders – Annual Death Benefit Reset (ADBR) Rider(optional)”	(a) The name of the ADBR rider is “Guaranteed Minimum Death Benefit Rider”. (b) An ownership change or assignment of the policy does not terminate the ADBR rider.

	See “Charges and Deductions – Other Charges – Annual Death Benefit Reset (ADBR) Rider (optional)”	The ADBR rider charge will be deducted from each Investment Division in proportion to its percentage of the Variable Account Value of the applicable quarter and will not reduce your Adjusted Premium Payments.

See “The Policies – Riders – Investment Preservation Rider—FP Series (optional)”

(a)    While a policy is in force we may not suspend or discontinue your right to reset the guaranteed amount.

(b)    An ownership change or assignment of the policy does not terminate the IPR.

(c)    The IPR death benefit is not available.

(d) The name of the IPR is “Guaranteed Minimum Account Value Benefit”.

	See “Charges and Deductions – Other Charges – Investment Preservation Rider—FP Series Charge”	The IPR charge will be deducted pro-rata from each Investment Division, based on the funds in each Rider Allocation Option, each policy quarter. A charge is not deducted from the DCA Advantage Account.

	See “Definitions – Adjusted Premium Payment”	Adjusted Premium Payment—The total dollar amount of premium payments made under the policy and allocated to the Investment Divisions of the Separate Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the policy.

	See “The Policies – Automatic Asset Rebalancing (AAR)”	You must affirmatively elect AAR on your application or in a subsequent notice for your policy to be subject to AAR.

	See “Distributions under the Policy – Delay of Payments”	We will pay interest on deferred payments of any partial withdrawal or full surrender request deferred for ten (10) days or more.

	See “Distributions under the Policy – Our Right to Cancel”	If we do not receive premium payments for a period of three years, and the Accumulation Value of your policy would provide Income Payments of less than $20 per month on the Annuity Commencement Date, we reserve the right to terminate your policy.

North Dakota	See “The Policies – Your Right to Cancel (“Free Look”)”	You may cancel the policy within twenty (20) days from the date you received it and receive the Accumulation Value at the time the cancellation request is made and any policy charge, including rider charges.

Virginia	See “Distributions under the Policy – Designation of a Beneficiary”

BENEFICIARY DESIGNATION MAY NOT APPLY IN THE EVENT OF ANNULMENT OR DIVORCE

Under Virginia law (Virginia Code § 20-111.1), a revocable beneficiary designation in a policy owned by one spouse that names the other spouse as beneficiary becomes void upon the entry of a decree of annulment or divorce, and the death benefit prevented from passing to a former spouse will be paid as if the former spouse had predeceased the decedent. In the event of annulment or divorce proceedings, and if it is the intent of the parties that the beneficiary designation of the former spouse is to continue, you are advised to make certain that one of the following courses of action is taken prior to the entry of a decree of annulment or divorce: (i) change the beneficiary designation to make it irrevocable; (ii) change the ownership of the policy or contract; (iii) execute a separate written agreement stating the intention of both parties that the beneficiary designation is to remain in effect beyond the date of entry of the decree of annulment or divorce; or (iv) make certain that the decree of annulment or divorce contains a provision stating that the beneficiary designation is not to be revoked pursuant to §20-111.1.

Statement of Additional Information

May 1, 2018

for

New York Life Premier Variable Annuity—FP Series

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Premier Variable Annuity—FP Series Prospectus. You should read the SAI in conjunction with the current New York Life Premier Variable Annuity—FP Series Prospectus dated May 1, 2018. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation (“NYLIAC”) at (800) 762-6212 or writing to NYLIAC at P.O. Box 9859, Providence, RI 02940. Terms used but not defined in this SAI have the same meaning as in the current New York Life Premier Variable Annuity—FP Series Prospectus.

THE POLICIES

The following provides additional information about the policies and supplements the description in the Prospectus.

Valuation of Accumulation Units

Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the “Net Investment Factor” for that Investment Division for the current Business Day.

We determine the Net Investment Factor for Accumulation Value Based M&E Charge (Separate Account-III) policies for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the “Valuation Period”) by the following formula:

(a/b) – c

Where: a = the result of:

(1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

(2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the “ex-dividend” date occurs during the current Valuation Period;

b =	the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

c =	the daily Mortality and Expense Risk and Administrative Costs charge, which is 1/365th* of the annual Mortality and Expense Risk and Administrative Costs Charge shown on the Policy Data Page.

*	In a leap year, this calculation is based on 366 days.

In each case, the Net Investment Factor for Premium Based M&E Charge (Separate Account-IV) policies is determined by the following formula:

(a/b)

Where: a = the result of:

(1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

(2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the “ex-dividend” date occurs during the current Valuation Period;

b =	the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period.

In each case, the Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

ANNUITY PAYMENTS

We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant’s survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are

2

based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

GENERAL MATTERS

Non-Participating. The policies are non-participating. Dividends are not paid.

Misstatement of Age or Gender. If the Annuitant’s stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See “Income Payments—Election of Income Payment Options” in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 1.0% per year, from the date of the wrong payment to the date the adjustment is made.

Assignments. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Owner’s lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner’s lifetime, you must send a duly executed instrument of assignment to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See “Federal Tax Matters—Taxation of Annuities in General” of the Prospectus.)

Modification. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

Incontestability. We rely on statements made in the application or a policy request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

FEDERAL TAX MATTERS

Taxation of New York Life Insurance and Annuity Corporation

NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

Tax Status of the Policies

Section 817(h) of the Code requires that the investments of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S.

3

Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner’s death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner’s date of death. For policies owned by a grantor trust, all of whose grantors are individuals, these distribution requirements apply at the death of any grantor. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner’s death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner’s surviving spouse (as defined under Federal law), the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these “death of Owner” rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient’s election if the recipient fails to supply NYLIAC with a “TIN” or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

Under the Foreign Account Tax Compliance Act (“FATCA”), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30 percent rate on certain payments beginning July 1, 2014.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

NYLIAC holds title to assets of the Separate Accounts. The assets are kept physically segregated and held separate and apart from NYLIAC’s general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

STATE REGULATION

NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

4

RECORDS AND REPORTS

NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. It is important that your confirmation and Quarterly Statements be reviewed immediately to ensure that there are no errors. In order to correct an error, you must call it to our attention within 15 days of the date of the statement.

It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See “How do I contact NYLIAC?” in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

LEGAL PROCEEDINGS

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities laws) and/or other operations. Some of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.

FINANCIAL STATEMENTS

The consolidated statements of financial position of NYLIAC as of December 31, 2017 and 2016, and the consolidated statements of operations, of comprehensive income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2017 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2017 and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

OTHER INFORMATION

NYLIAC filed a Registration Statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Prospectus and SAI. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this SAI. We intend the statements contained in the Prospectus and this SAI concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission’s website at www.sec.gov.

5

NYLIAC Variable Annuity Separate Account-IV

Financial Statements

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities
As of December 31, 2017

	MainStay VP Absolute Return Multi-Strategy—Service Class	MainStay VP Balanced—Service Class	MainStay VP Bond— Service Class	MainStay VP Common Stock—Service Class	MainStay VP Conservative Allocation—Service Class	MainStay VP Convertible—Service Class	MainStay VP Cornerstone Growth— Service Class
ASSETS:
Investment at net asset value	$344,766,074	$286,037,734	$231,503,279	$201,222,133	$546,526,639	$380,604,004	$36,328,482
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	82,299	(58,957)	(163,525)	227,923	(135,981)	97,124	(12,092)
Net receivable from (payable to) the Fund for shares sold or purchased	(82,299)	58,957	163,525	(227,923)	135,981	(97,124)	12,092

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	686,901	541,758	459,497	330,180	1,067,022	678,579	62,401

Total Net Assets	$344,079,173	$285,495,976	$231,043,782	$200,891,953	$545,459,617	$379,925,425	$36,266,081
Total shares outstanding	38,883,040	19,025,341	16,343,804	6,831,841	46,834,589	28,881,405	1,191,189
Net asset value per share (NAV)	$8.87	$15.03	$14.16	$29.45	$11.67	$13.18	$30.50
Total units outstanding	38,559,309	15,667,015	17,346,853	10,646,509	32,379,270	20,173,261	1,750,031
Variable accumulation unit value (lowest to highest)	$8.94 to $8.94	$11.61 to $22.44	$10.60 to $17.56	$13.04 to $34.37	$11.24 to $19.45	$11.78 to $29.62	$12.80 to $26.92
Identified cost of investment	$379,948,725	$266,163,886	$237,669,933	$179,986,565	$539,023,161	$362,704,665	$31,391,008
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2017

	MainStay VP Cushing® Renaissance Advantage—Service Class	MainStay VP Eagle Small Cap Growth—Initial Class	MainStay VP Eagle Small Cap Growth—Service Class	MainStay VP Emerging Markets Equity—Service Class	MainStay VP Epoch U.S. Equity Yield—Service Class	MainStay VP Epoch U.S. Small Cap—Service Class	MainStay VP Floating Rate—Service Class
ASSETS:
Investment at net asset value	$25,123,646	$44,481,913	$55,965,423	$138,522,469	$325,508,426	$149,717,079	$382,186,117
Dividends due and accrued	—	—	—	—	—	—	1,358,658
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(8,488)	(10,467)	97,812	(124,082)	(30,620)	(31,630)	(92,598)
Net receivable from (payable to) the Fund for shares sold or purchased	8,488	10,467	(97,812)	124,082	30,620	31,630	(1,266,060)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	49,267	70,540	86,601	227,678	579,640	254,070	755,231

Total Net Assets	$25,074,379	$44,411,373	$55,878,822	$138,294,791	$324,928,786	$149,463,009	$381,430,886
Total shares outstanding	2,399,853	3,155,964	4,036,003	13,577,861	20,419,972	11,692,394	42,032,915
Net asset value per share (NAV)	$10.47	$14.09	$13.87	$10.20	$15.94	$12.80	$9.09
Total units outstanding	2,419,204	2,476,750	3,689,027	12,935,274	14,708,058	6,636,467	27,808,861
Variable accumulation unit value (lowest to highest)	$10.39 to $10.39	$17.96 to $17.96	$12.99 to $17.70	$10.57 to $11.81	$11.60 to $28.53	$12.67 to $36.91	$10.92 to $15.66
Identified cost of investment	$21,674,102	$33,699,489	$50,045,211	$121,354,809	$300,701,780	$142,317,276	$385,015,187
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2017

	MainStay VP Government—Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP High Yield Corporate Bond—Service Class	MainStay VP Income Builder—Service Class	MainStay VP Indexed Bond—Service Class	MainStay VP International Equity—Service Class	MainStay VP Janus Henderson Balanced—Initial Class
ASSETS:
Investment at net asset value	$100,590,664	$863,813,061	$1,778,957,179	$305,353,116	$2,775,342	$200,559,950	$27,328,701
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(47,841)	(1,493)	(646,355)	99,690	6,745	28,147	(2,960)
Net receivable from (payable to) the Fund for shares sold or purchased	47,841	1,493	646,355	(99,690)	(6,745)	(28,147)	2,960

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	213,839	1,585,224	3,365,670	569,203	1,633	325,400	46,761

Total Net Assets	$100,376,825	$862,227,837	$1,775,591,509	$304,783,913	$2,773,709	$200,234,550	$27,281,940
Total shares outstanding	9,407,614	68,913,290	179,486,869	17,787,143	276,659	11,579,503	2,074,248
Net asset value per share (NAV)	$10.69	$12.53	$9.91	$17.17	$10.03	$17.32	$13.18
Total units outstanding	8,048,642	51,641,866	105,300,620	16,970,383	273,994	11,308,695	1,589,798
Variable accumulation unit value (lowest to highest)	$10.21 to $15.66	$12.15 to $24.56	$11.67 to $26.94	$11.44 to $25.88	$10.13 to $10.13	$12.33 to $26.91	$17.19 to $17.19
Identified cost of investment	$105,058,635	$776,765,705	$1,784,692,394	$296,722,498	$2,782,704	$152,078,223	$22,406,255
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2017

	MainStay VP Janus Henderson Balanced—Service Class	MainStay VP Large Cap Growth— Service Class	MainStay VP MFS® Utilities—Service Class	MainStay VP Mid Cap Core—Service Class	MainStay VP Moderate Allocation—Service Class	MainStay VP Moderate Growth Allocation—Service Class	MainStay VP PIMCO Real Return—Service Class
ASSETS:
Investment at net asset value	$520,347,778	$429,770,814	$802,328,689	$300,090,833	$862,124,041	$1,749,344,837	$213,608,508
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(35,660)	196,508	22,085	63,232	119,725	(68,917)	(87,277)
Net receivable from (payable to) the Fund for shares sold or purchased	35,660	(196,508)	(22,085)	(63,232)	(119,725)	68,917	87,277

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	911,127	723,066	1,525,277	518,421	1,594,223	3,120,737	412,774

Total Net Assets	$519,436,651	$429,047,748	$800,803,412	$299,572,412	$860,529,818	$1,746,224,100	$213,195,734
Total shares outstanding	39,695,172	18,714,497	68,612,897	19,553,575	73,097,270	140,044,150	25,046,554
Net asset value per share (NAV)	$13.11	$22.96	$11.69	$15.35	$11.79	$12.49	$8.53
Total units outstanding	33,341,102	19,660,105	55,077,510	12,145,881	48,639,298	89,197,180	20,653,039
Variable accumulation unit value (lowest to highest)	$12.08 to $16.94	$13.17 to $31.39	$10.54 to $15.94	$12.29 to $40.92	$11.57 to $20.66	$11.90 to $23.50	$10.34 to $10.35
Identified cost of investment	$461,073,773	$375,573,196	$816,903,524	$276,356,627	$821,486,252	$1,605,026,160	$239,716,516
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2017

	MainStay VP S&P 500 Index—Service Class	MainStay VP Small Cap Core—Service Class	MainStay VP T. Rowe Price Equity Income—Service Class	MainStay VP U.S. Government Money Market—Initial Class	MainStay VP Unconstrained Bond—Service Class	MainStay VP VanEck Global Hard Assets—Initial Class	American Funds IS® Blue Chip Income and Growth Fund—Class 4
ASSETS:
Investment at net asset value	$613,937,507	$121,076,621	$214,412,578	$222,157,634	$827,057,798	$203,612,825	$1,866,456
Dividends due and accrued	—	—	—	153,163	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	413,238	21,345	(58,297)	(158,162)	82,553	(50,003)	13,346
Net receivable from (payable to) the Fund for shares sold or purchased	(413,238)	(21,345)	58,297	4,999	(82,553)	50,003	(13,346)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	999,630	207,734	370,448	603,008	1,622,130	365,313	240

Total Net Assets	$612,937,877	$120,868,887	$214,042,130	$221,554,626	$825,435,668	$203,247,512	$1,866,216
Total shares outstanding	11,883,334	9,234,351	15,273,357	222,135,222	82,497,169	26,738,831	126,368
Net asset value per share (NAV)	$51.66	$13.11	$14.04	$1.00	$10.03	$7.61	$14.77
Total units outstanding	30,991,786	8,956,970	12,491,993	60,768,827	69,580,236	25,787,837	175,854
Variable accumulation unit value (lowest to highest)	$13.23 to $33.17	$13.52 to $13.52	$12.61 to $19.22	$1.00 to $10.05	$10.71 to $12.90	$7.81 to $8.65	$10.61 to $10.61
Identified cost of investment	$503,683,557	$100,502,567	$192,087,542	$222,169,857	$830,565,209	$219,195,352	$1,824,483
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2017

	American Funds IS® Global Small Capitalization Fund—Class 4	American Funds IS® Growth Fund—Class 4	American Funds IS® New World Fund®—Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund—Class III	ClearBridge Variable Appreciation Portfolio—Class II	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2
ASSETS:
Investment at net asset value	$20,655,575	$1,572,177	$136,930,750	$519,479,791	$127,604,590	$1,551,729	$8,386,876
Dividends due and accrued	—	—	—	—	469,619	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	101,021	8,511	109,065	(41,165)	65,490	(104)	47,844
Net receivable from (payable to) the Fund for shares sold or purchased	(101,021)	(8,511)	(109,065)	41,165	(535,109)	104	(47,844)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	31,683	173	234,881	959,674	232,327	1,053	15,931

Total Net Assets	$20,623,892	$1,572,004	$136,695,869	$518,520,117	$127,372,263	$1,550,676	$8,370,945
Total shares outstanding	829,208	20,535	5,479,422	35,005,377	17,226,961	37,078	1,397,813
Net asset value per share (NAV)	$24.91	$76.56	$24.99	$14.84	$7.38	$41.85	$6.00
Total units outstanding	1,738,071	153,669	11,166,878	39,667,299	11,208,008	138,851	964,018
Variable accumulation unit value (lowest to highest)	$11.88 to $11.88	$10.23 to $10.23	$12.12 to $12.38	$11.14 to $13.52	$11.24 to $11.53	$11.18 to $11.18	$8.70 to $8.70
Identified cost of investment	$17,997,996	$1,554,862	$112,129,525	$509,383,488	$125,046,650	$1,503,359	$8,422,021
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2017

	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	Columbia Variable Portfolio—Small Cap Value Fund—Class 2	Delaware VIP® Small Cap Value Series—Service Class	Deutsche Alternative Asset Allocation VIP—Class B	Dreyfus IP Technology Growth Portfolio— Service Shares	Fidelity® VIP Contrafund® Portfolio—Service Class 2	Fidelity® VIP Equity-Income Portfolio—Service Class 2
ASSETS:
Investment at net asset value	$55,639,586	$106,488,166	$487,541	$57,850,903	$230,290,320	$1,014,255,334	$126,008,510
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	72,324	126,085	92,207	69,954	325,793	146,533	22,295
Net receivable from (payable to) the Fund for shares sold or purchased	(72,324)	(126,085)	(92,207)	(69,954)	(325,793)	(146,533)	(22,295)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	86,105	178,317	51	89,064	350,948	1,820,114	222,344

Total Net Assets	$55,553,481	$106,309,849	$487,490	$57,761,839	$229,939,372	$1,012,435,220	$125,786,166
Total shares outstanding	5,481,733	5,279,532	11,466	4,256,873	10,122,651	27,375,313	5,403,452
Net asset value per share (NAV)	$10.15	$20.17	$42.52	$13.59	$22.75	$37.05	$23.32
Total units outstanding	4,720,332	4,710,764	46,828	5,335,261	9,234,810	51,118,102	6,113,745
Variable accumulation unit value (lowest to highest)	$11.79 to $11.79	$13.95 to $29.24	$10.41 to $10.41	$10.84 to $10.84	$14.98 to $38.95	$12.66 to $38.34	$12.34 to $27.44
Identified cost of investment	$54,002,050	$94,609,758	$393,172	$55,881,706	$176,566,386	$881,084,717	$115,739,546
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2017

	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	Fidelity® VIP Mid Cap Portfolio—Service Class 2	Invesco V.I. American Value Fund—Series II Shares	Invesco V.I. International Growth Fund—Series II Shares	Janus Henderson VIT Enterprise Portfolio—Service Shares	Janus Henderson VIT Global Research Portfolio—Service Shares	MFS® International Value Portfolio—Service Class
ASSETS:
Investment at net asset value	$86,539,034	$260,352,539	$42,573,200	$167,175,124	$1,655,297	$76,344,214	$10,067,381
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	321,174	121,928	255	98,967	100,694	79,437	57,630
Net receivable from (payable to) the Fund for shares sold or purchased	(321,174)	(121,928)	(255)	(98,967)	(100,694)	(79,437)	(57,630)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	133,202	428,734	82,064	298,459	146	127,113	6,811

Total Net Assets	$86,405,832	$259,923,805	$42,491,136	$166,876,665	$1,655,151	$76,217,101	$10,060,570
Total shares outstanding	2,431,555	6,889,456	2,339,187	4,250,575	24,828	1,521,710	362,136
Net asset value per share (NAV)	$35.59	$37.79	$18.20	$39.33	$66.67	$50.17	$27.80
Total units outstanding	5,955,218	10,755,432	3,143,852	14,863,397	162,029	3,890,729	879,190
Variable accumulation unit value (lowest to highest)	$13.47 to $16.09	$12.67 to $46.84	$11.04 to $14.92	$11.00 to $11.59	$10.22 to $10.22	$11.70 to $23.77	$11.45 to $11.45
Identified cost of investment	$76,162,691	$223,888,638	$40,570,130	$146,496,813	$1,544,953	$58,088,874	$9,512,132
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2017

	MFS® Investors Trust Series—Service Class	MFS® Research Series—Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	PIMCO VIT Low Duration Portfolio—Advisor Class	PIMCO VIT Total Return Portfolio—Advisor Class
ASSETS:
Investment at net asset value	$159,292,425	$47,456,989	$103,543,310	$228,821,527	$345,309,702	$57,225,215	$322,369,458
Dividends due and accrued	—	—	—	—	205,064	50,956	481,532
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	163,624	201,770	(73,384)	216,013	29,968	68,148	(107,893)
Net receivable from (payable to) the Fund for shares sold or purchased	(163,624)	(201,770)	73,384	(216,013)	(235,032)	(119,104)	(373,639)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	272,259	79,091	215,404	398,032	681,407	99,069	634,083

Total Net Assets	$159,020,166	$47,377,898	$103,327,906	$228,423,495	$344,628,295	$57,126,146	$321,735,375
Total shares outstanding	5,365,188	1,626,911	4,795,892	8,879,376	32,002,753	5,588,400	29,467,044
Net asset value per share (NAV)	$29.69	$29.17	$21.59	$25.77	$10.79	$10.24	$10.94
Total units outstanding	9,659,696	2,296,271	8,378,866	12,256,906	30,770,738	5,618,144	29,806,799
Variable accumulation unit value (lowest to highest)	$13.00 to $32.99	$13.01 to $35.64	$11.21 to $13.09	$12.24 to $37.53	$10.81 to $11.75	$10.19 to $10.19	$10.65 to $11.04
Identified cost of investment	$145,427,581	$44,058,249	$98,489,693	$201,302,261	$350,038,502	$57,180,830	$322,168,322

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2017

Victory VIF Diversified Stock Fund—Class A Shares
ASSETS:
Investment at net asset value	$18,842,742
Dividends due and accrued	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(4,513)
Net receivable from (payable to) the Fund for shares sold or purchased	4,513

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	30,817

Total Net Assets	$18,811,925
Total shares outstanding	1,263,765
Net asset value per share (NAV)	$14.91
Total units outstanding	842,281
Variable accumulation unit value (lowest to highest)	$12.74 to $27.40
Identified cost of investment	$17,001,803

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations
For the year ended December 31, 2017

	MainStay VP Absolute Return Multi-Strategy—Service Class	MainStay VP Balanced—Service Class	MainStay VP Bond—Service Class	MainStay VP Common Stock—Service Class	MainStay VP Conservative Allocation—Service Class	MainStay VP Convertible—Service Class	MainStay VP Cornerstone Growth—Service Class	MainStay VP Cushing® Renaissance Advantage—Service Class	MainStay VP Eagle Small Cap Growth—Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,803,646	$2,982,975	$5,251,046	$2,092,709	$9,860,835	$5,319,830	$11,139	$—	$—
Mortality and expense risk charges	(4,965,177)	(4,088,137)	(3,468,170)	(2,430,419)	(8,108,424)	(5,131,820)	(470,665)	(366,970)	(564,584)
Administrative charges	(1,046,023)	(745,325)	(519,020)	(399,244)	(1,223,480)	(745,320)	(69,646)	(41,452)	(99,086)
Net investment income (loss)	(3,207,554)	(1,850,487)	1,263,856	(736,954)	528,931	(557,310)	(529,172)	(408,422)	(663,670)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	22,128,320	32,806,751	35,664,382	27,770,268	88,592,470	35,541,969	9,341,777	22,145,734	10,363,766
Cost of investments sold	(27,083,264)	(23,976,156)	(36,987,973)	(25,158,268)	(92,216,745)	(31,934,154)	(10,241,057)	(21,769,176)	(7,862,510)
Net realized gain (loss) on investments	(4,954,944)	8,830,595	(1,323,591)	2,612,000	(3,624,275)	3,607,815	(899,280)	376,558	2,501,256
Realized gain distribution received	—	5,631,364	2,118,050	7,283,216	—	6,266,942	252,072	—	2,095,159
Change in unrealized appreciation (depreciation) on investments	833,990	8,168,304	2,255,909	21,680,558	47,790,718	23,047,182	9,675,334	1,229,279	4,665,157
Net gain (loss) on investments	(4,120,954)	22,630,263	3,050,368	31,575,774	44,166,443	32,921,939	9,028,126	1,605,837	9,261,572
Net increase (decrease) in net assets resulting from operations	$(7,328,508)	$20,779,776	$4,314,224	$30,838,820	$44,695,374	$32,364,629	$8,498,954	$1,197,415	$8,597,902
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2017

	MainStay VP Eagle Small Cap Growth—Service Class	MainStay VP Emerging Markets Equity—Service Class	MainStay VP Epoch U.S. Equity Yield—Service Class	MainStay VP Epoch U.S. Small Cap—Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation—Service Class	MainStay VP High Yield Corporate Bond—Service Class	MainStay VP Income Builder—Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$1,233,612	$3,468,731	$394,385	$15,077,776	$2,499,397	$6,377,822	$100,669,229	$9,745,023
Mortality and expense risk charges	(651,181)	(1,795,771)	(4,441,002)	(1,933,263)	(5,731,351)	(1,601,786)	(11,476,393)	(25,266,965)	(4,287,407)
Administrative charges	(77,214)	(285,969)	(709,357)	(221,624)	(998,997)	(256,772)	(2,437,303)	(4,907,912)	(682,645)
Net investment income (loss)	(728,395)	(848,128)	(1,681,628)	(1,760,502)	8,347,428	640,839	(7,535,874)	70,494,352	4,774,971
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,951,612	27,500,858	54,783,776	18,766,438	50,352,731	29,161,272	71,954,972	126,527,626	28,593,027
Cost of investments sold	(7,195,490)	(29,677,927)	(43,345,325)	(14,049,562)	(50,622,109)	(31,690,828)	(66,251,811)	(119,751,275)	(28,953,922)
Net realized gain (loss) on investments	756,122	(2,177,069)	11,438,451	4,716,876	(269,378)	(2,529,556)	5,703,161	6,776,351	(360,895)
Realized gain distribution received	2,382,427	—	—	13,528,258	—	—	14,194,575	—	—
Change in unrealized appreciation (depreciation) on investments	6,264,639	44,108,835	39,111,683	1,481,963	(972,687)	2,030,202	126,807,550	(672,139)	22,842,526
Net gain (loss) on investments	9,403,188	41,931,766	50,550,134	19,727,097	(1,242,065)	(499,354)	146,705,286	6,104,212	22,481,631
Net increase (decrease) in net assets resulting from operations	$8,674,793	$41,083,638	$48,868,506	$17,966,595	$7,105,363	$141,485	$139,169,412	$76,598,564	$27,256,602
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2017

	MainStay VP Indexed Bond— Service Class (a)	MainStay VP International Equity—Service Class	MainStay VP Janus Henderson Balanced—Initial Class	MainStay VP Janus Henderson Balanced—Service Class	MainStay VP Large Cap Growth—Service Class	MainStay VP MFS® Utilities— Service Class	MainStay VP Mid Cap Core— Service Class	MainStay VP Moderate Allocation—Service Class	MainStay VP Moderate Growth Allocation—Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$24,390	$601,280	$477,926	$7,645,971	$—	$30,413,026	$2,379,440	$12,175,123	$20,565,671
Mortality and expense risk charges	(13,087)	(2,514,122)	(362,552)	(6,862,863)	(5,392,426)	(11,554,845)	(3,947,161)	(12,038,142)	(23,555,663)
Administrative charges	(1,054)	(348,193)	(127,229)	(1,435,981)	(776,352)	(2,017,629)	(495,206)	(2,562,045)	(6,440,056)
Net investment income (loss)	10,249	(2,261,035)	(11,855)	(652,873)	(6,168,778)	16,840,552	(2,062,927)	(2,425,064)	(9,430,048)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	116,488	34,390,322	5,135,678	50,100,908	50,014,937	96,538,337	41,789,009	94,935,054	166,658,597
Cost of investments sold	(115,837)	(26,017,438)	(4,071,030)	(40,327,254)	(36,017,452)	(84,715,408)	(35,562,430)	(91,540,062)	(144,582,360)
Net realized gain (loss) on investments	651	8,372,884	1,064,648	9,773,654	13,997,485	11,822,929	6,226,579	3,394,992	22,076,237
Realized gain distribution received	367	—	1,122,012	20,480,351	14,402,278	—	3,463,005	3,630,587	32,506,571
Change in unrealized appreciation (depreciation) on investments	(14,106)	41,302,704	1,940,289	40,771,562	73,849,903	62,484,375	36,832,737	92,919,620	200,716,100
Net gain (loss) on investments	(13,088)	49,675,588	4,126,949	71,025,567	102,249,666	74,307,304	46,522,321	99,945,199	255,298,908
Net increase (decrease) in net assets resulting from operations	$(2,839)	$47,414,553	$4,115,094	$70,372,694	$96,080,888	$91,147,856	$44,459,394	$97,520,135	$245,868,860

(a) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2017

	MainStay VP PIMCO Real Return—Service Class	MainStay VP S&P 500 Index—Service Class	MainStay VP Small Cap Core—Service Class	MainStay VP T. Rowe Price Equity Income—Service Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Unconstrained Bond—Service Class	MainStay VP VanEck Global Hard Assets—Initial Class	American Funds IS® Blue Chip Income and Growth Fund—Class 4 (b)	American Funds IS® Global Small Capitalization Fund—Class 4
INVESTMENT INCOME (LOSS):
Dividend income	$3,100,970	$6,906,613	$—	$3,893,169	$1,119,429	$22,149,355	$—	$15,998	$60,393
Mortality and expense risk charges	(3,115,444)	(7,498,974)	(1,729,241)	(2,836,356)	(4,458,236)	(11,753,345)	(2,807,365)	(1,917)	(224,247)
Administrative charges	(658,265)	(1,100,480)	(198,434)	(471,843)	(745,135)	(2,287,369)	(398,968)	(97)	(21,352)
Net investment income (loss)	(672,739)	(1,692,841)	(1,927,675)	584,970	(4,083,942)	8,108,641	(3,206,333)	13,984	(185,206)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	22,124,200	36,269,713	21,255,079	29,177,487	188,582,834	39,503,520	38,077,757	19,178	1,531,029
Cost of investments sold	(26,297,050)	(21,861,420)	(18,633,682)	(21,891,538)	(188,583,254)	(41,133,785)	(51,978,524)	(18,753)	(1,571,935)
Net realized gain (loss) on investments	(4,172,850)	14,408,293	2,621,397	7,285,949	(420)	(1,630,265)	(13,900,767)	425	(40,906)
Realized gain distribution received	—	8,177,439	1,922,552	9,554,846	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	7,670,825	67,499,063	10,512,241	9,144,604	(27,936)	12,599,080	12,253,138	28,628	3,142,275
Net gain (loss) on investments	3,497,975	90,084,795	15,056,190	25,985,399	(28,356)	10,968,815	(1,647,629)	29,053	3,101,369
Net increase (decrease) in net assets resulting from operations	$2,825,236	$88,391,954	$13,128,515	$26,570,369	$(4,112,298)	$19,077,456	$(4,853,962)	$43,037	$2,916,163

(b) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2017

	American Funds IS® Growth Fund—Class 4 (b)	American Funds IS® New World Fund®—Class 4	BlackRock® Global Allocation V.I. Fund—Class III	BlackRock® High Yield V.I. Fund—Class III	ClearBridge Variable Appreciation Portfolio—Class II (a)	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	Columbia Variable Portfolio—Small Cap Value Fund—Class 2	Delaware VIP® Small Cap Value Series—Service Class (b)
INVESTMENT INCOME (LOSS):
Dividend income	$2,087	$975,941	$6,399,316	$5,347,864	$13,925	$462,884	$1,742,929	$311,070	$—
Mortality and expense risk charges	(1,275)	(1,676,751)	(7,247,778)	(1,683,690)	(8,704)	(121,605)	(642,038)	(1,362,937)	(358)
Administrative charges	(87)	(248,123)	(1,860,508)	(373,396)	(1,774)	(7,079)	(140,964)	(141,961)	—
Net investment income (loss)	725	(948,933)	(2,708,970)	3,290,778	3,447	334,200	959,927	(1,193,828)	(358)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,677	7,944,867	48,583,811	17,851,131	64,896	2,628,820	3,169,692	19,465,897	1,575
Cost of investments sold	(1,654)	(7,637,744)	(48,198,323)	(17,866,865)	(62,547)	(2,728,194)	(2,998,798)	(15,980,424)	(1,574)
Net realized gain (loss) on investments	23	307,123	385,488	(15,734)	2,349	(99,374)	170,894	3,485,473	1
Realized gain distribution received	—	—	5,967,079	—	45,228	—	—	6,369,293	—
Change in unrealized appreciation (depreciation) on investments	8,804	26,312,809	50,205,578	1,745,209	48,474	(193,089)	1,761,307	2,907,894	2,162
Net gain (loss) on investments	8,827	26,619,932	56,558,145	1,729,475	96,051	(292,463)	1,932,201	12,762,660	2,163
Net increase (decrease) in net assets resulting from operations	$9,552	$25,670,999	$53,849,175	$5,020,253	$99,498	$41,737	$2,892,128	$11,568,832	$1,805

(a) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.
(b) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2017

	Deutsche Alternative Asset Allocation VIP—Class B	Dreyfus IP Technology Growth Portfolio—Service Shares	Fidelity® VIP Contrafund® Portfolio—Service Class 2	Fidelity® VIP Equity-Income Portfolio—Service Class 2	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	Fidelity® VIP Mid Cap Portfolio—Service Class 2	Invesco V.I. American Value Fund—Series II Shares	Invesco V.I. International Growth Fund—Series II Shares	Janus Henderson VIT Enterprise Portfolio—Service Shares (b)
INVESTMENT INCOME (LOSS):
Dividend income	$641,729	$—	$7,274,420	$1,821,685	$69,956	$1,183,228	$242,229	$1,856,165	$—
Mortality and expense risk charges	(646,414)	(2,661,152)	(13,372,214)	(1,697,461)	(945,387)	(3,284,477)	(599,017)	(2,121,603)	(1,102)
Administrative charges	(103,851)	(272,992)	(2,278,213)	(189,762)	(171,447)	(386,709)	(49,094)	(329,965)	(75)
Net investment income (loss)	(108,536)	(2,934,144)	(8,376,007)	(65,538)	(1,046,878)	(2,487,958)	(405,882)	(595,403)	(1,177)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,430,798	20,964,433	87,584,757	24,968,618	9,962,631	33,413,683	8,927,735	9,468,731	713
Cost of investments sold	(1,409,684)	(13,656,267)	(59,169,207)	(24,016,915)	(10,368,477)	(28,741,023)	(10,234,608)	(9,284,492)	(708)
Net realized gain (loss) on investments	21,114	7,308,166	28,415,550	951,703	(405,846)	4,672,660	(1,306,873)	184,239	5
Realized gain distribution received	—	8,615,426	48,359,023	2,499,750	7,392,756	10,803,825	479,127	—	—
Change in unrealized appreciation (depreciation) on investments	1,951,470	46,101,500	91,632,521	9,100,296	10,751,743	28,109,151	4,400,994	25,662,998	9,650
Net gain (loss) on investments	1,972,584	62,025,092	168,407,094	12,551,749	17,738,653	43,585,636	3,573,248	25,847,237	9,655
Net increase (decrease) in net assets resulting from operations	$1,864,048	$59,090,948	$160,031,087	$12,486,211	$16,691,775	$41,097,678	$3,167,366	$25,251,834	$8,478

(b) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2017

	Janus Henderson VIT Global Research Portfolio—Service Shares	MFS® International Value Portfolio—Service Class (a)	MFS® Investors Trust Series—Service Class	MFS® Research Series—Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio—Advisor Class	PIMCO VIT Total Return Portfolio—Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$488,408	$63,499	$749,440	$468,895	$1,352,307	$—	$15,836,226	$526,227	$5,501,316
Mortality and expense risk charges	(968,421)	(56,381)	(1,942,296)	(591,184)	(1,562,190)	(2,866,764)	(4,829,725)	(737,469)	(4,490,981)
Administrative charges	(88,690)	(3,756)	(359,447)	(104,108)	(154,333)	(373,558)	(893,620)	(100,433)	(824,363)
Net investment income (loss)	(568,703)	3,362	(1,552,303)	(226,397)	(364,216)	(3,240,322)	10,112,881	(311,675)	185,972
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	12,072,433	232,695	8,107,258	4,759,023	23,033,994	22,354,077	13,743,082	35,169,273	17,528,670
Cost of investments sold	(7,913,004)	(219,373)	(8,789,118)	(4,487,107)	(20,259,994)	(23,305,683)	(13,316,593)	(35,146,730)	(18,049,678)
Net realized gain (loss) on investments	4,159,429	13,322	(681,860)	271,916	2,774,000	(951,606)	426,489	22,543	(521,008)
Realized gain distribution received	—	4,630	5,370,418	2,812,255	—	4,437,211	—	—	—
Change in unrealized appreciation (depreciation) on investments	11,859,752	497,619	20,648,662	4,752,858	(1,251,149)	40,463,985	(8,011,165)	(63,638)	7,919,760
Net gain (loss) on investments	16,019,181	515,571	25,337,220	7,837,029	1,522,851	43,949,590	(7,584,676)	(41,095)	7,398,752
Net increase (decrease) in net assets resulting from operations	$15,450,478	$518,933	$23,784,917	$7,610,632	$1,158,635	$40,709,268	$2,528,205	$(352,770)	$7,584,724
(a) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2017

Victory VIF Diversified Stock Fund—Class A Shares
INVESTMENT INCOME (LOSS):
Dividend income	$118,617
Mortality and expense risk charges	(234,871)
Administrative charges	(44,120)
Net investment income (loss)	(160,374)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,517,846
Cost of investments sold	(3,126,953)
Net realized gain (loss) on investments	390,893
Realized gain distribution received	250,485
Change in unrealized appreciation (depreciation) on investments	3,356,122
Net gain (loss) on investments	3,997,500
Net increase (decrease) in net assets resulting from operations	$3,837,126
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets
For the years ended December 31, 2017
and December 31, 2016

	MainStay VP Absolute Return Multi-Strategy—Service Class		MainStay VP Balanced—Service Class		MainStay VP Bond— Service Class		MainStay VP Common Stock— Service Class		MainStay VP Conservative Allocation—Service Class
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(3,207,554)	$(5,658,751)	$(1,850,487)	$(1,567,111)	$1,263,856	$1,619,737	$(736,954)	$(538,355)	$528,931	$2,778,762
Net realized gain (loss) on investments	(4,954,944)	(5,917,546)	8,830,595	4,396,022	(1,323,591)	(1,376,670)	2,612,000	2,897,129	(3,624,275)	(8,676,618)
Realized gain distribution received	—	—	5,631,364	8,142,787	2,118,050	951,757	7,283,216	7,596,219	—	11,178,662
Change in unrealized appreciation (depreciation) on investments	833,990	6,501,833	8,168,304	7,101,120	2,255,909	1,342,053	21,680,558	(1,308,480)	47,790,718	15,745,807
Net increase (decrease) in net assets resulting from operations	(7,328,508)	(5,074,464)	20,779,776	18,072,818	4,314,224	2,536,877	30,838,820	8,646,513	44,695,374	21,026,613
Contributions and (Withdrawals):
Payments received from policyowners	21,382,459	18,590,870	14,958,158	10,489,680	8,781,602	7,466,390	18,764,500	12,308,728	12,172,791	11,587,762
Policyowners' surrenders	(18,659,789)	(13,747,162)	(22,390,931)	(16,498,181)	(24,772,838)	(18,735,805)	(11,675,110)	(7,776,298)	(57,386,103)	(45,187,162)
Policyowners' annuity and death benefits	(1,285,760)	(1,184,879)	(2,035,954)	(992,773)	(1,763,230)	(1,216,580)	(782,460)	(327,596)	(4,224,043)	(5,301,568)
Net transfers from (to) Fixed account	44,834,198	44,110,714	18,100,497	15,953,634	11,475,307	15,397,842	28,828,769	17,672,460	21,454,410	28,633,649
Transfers between Investment Divisions	10,321,354	(4,570,802)	(2,009,171)	9,245,194	(2,242,886)	13,047,372	23,325	11,290,429	(6,596,936)	(29,662,953)
Net contributions and (withdrawals)	56,592,462	43,198,741	6,622,599	18,197,554	(8,522,045)	15,959,219	35,159,024	33,167,723	(34,579,881)	(39,930,272)
Increase (decrease) in net assets	49,263,954	38,124,277	27,402,375	36,270,372	(4,207,821)	18,496,096	65,997,844	41,814,236	10,115,493	(18,903,659)
NET ASSETS:
Beginning of period	294,815,219	256,690,942	258,093,601	221,823,229	235,251,603	216,755,507	134,894,109	93,079,873	535,344,124	554,247,783
End of period	$344,079,173	$294,815,219	$285,495,976	$258,093,601	$231,043,782	$235,251,603	$200,891,953	$134,894,109	$545,459,617	$535,344,124
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2017
and December 31, 2016

	MainStay VP Convertible—Service Class		MainStay VP Cornerstone Growth—Service Class		MainStay VP Cushing® Renaissance Advantage—Service Class		MainStay VP Eagle Small Cap Growth—Initial Class		MainStay VP Eagle Small Cap Growth—Service Class
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(557,310)	$5,644,441	$(529,172)	$(562,564)	$(408,422)	$(175,723)	$(663,670)	$(762,372)	$(728,395)	$(644,681)
Net realized gain (loss) on investments	3,607,815	2,802,527	(899,280)	(778,470)	376,558	547,794	2,501,256	1,216,546	756,122	(282,517)
Realized gain distribution received	6,266,942	11,745,141	252,072	2,715,582	—	—	2,095,159	2,418,260	2,382,427	1,906,068
Change in unrealized appreciation (depreciation) on investments	23,047,182	8,004,848	9,675,334	(1,741,556)	1,229,279	2,854,451	4,665,157	637,061	6,264,639	1,818,786
Net increase (decrease) in net assets resulting from operations	32,364,629	28,196,957	8,498,954	(367,008)	1,197,415	3,226,522	8,597,902	3,509,495	8,674,793	2,797,656
Contributions and (Withdrawals):
Payments received from policyowners	22,740,619	9,483,638	2,300,035	1,196,329	2,086,894	1,001,541	149,772	145,718	5,068,956	1,813,563
Policyowners' surrenders	(30,852,130)	(23,026,894)	(3,688,487)	(2,156,800)	(1,506,931)	(536,153)	(6,888,405)	(4,961,470)	(4,793,304)	(3,913,868)
Policyowners' annuity and death benefits	(1,925,740)	(1,340,331)	(234,240)	(53,856)	(80,097)	(41,101)	(163,892)	(227,957)	(494,413)	(55,067)
Net transfers from (to) Fixed account	29,804,780	20,907,770	1,509,000	2,730,485	4,178,813	3,465,134	106,443	190,365	3,673,144	3,010,663
Transfers between Investment Divisions	15,642,551	(10,393,981)	(3,134,636)	(2,799,642)	(386,282)	8,644,823	(2,664,728)	(3,299,951)	4,810,942	(1,218,702)
Net contributions and (withdrawals)	35,410,080	(4,369,798)	(3,248,328)	(1,083,484)	4,292,397	12,534,244	(9,460,810)	(8,153,295)	8,265,325	(363,411)
Increase (decrease) in net assets	67,774,709	23,827,159	5,250,626	(1,450,492)	5,489,812	15,760,766	(862,908)	(4,643,800)	16,940,118	2,434,245
NET ASSETS:
Beginning of period	312,150,716	288,323,557	31,015,455	32,465,947	19,584,567	3,823,801	45,274,281	49,918,081	38,938,704	36,504,459
End of period	$379,925,425	$312,150,716	$36,266,081	$31,015,455	$25,074,379	$19,584,567	$44,411,373	$45,274,281	$55,878,822	$38,938,704
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2017
and December 31, 2016

	MainStay VP Emerging Markets Equity— Service Class		MainStay VP Epoch U.S. Equity Yield—Service Class		MainStay VP Epoch U.S. Small Cap—Service Class		MainStay VP Floating Rate—Service Class		MainStay VP Government—Service Class
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(848,128)	$(1,770,497)	$(1,681,628)	$(2,870,203)	$(1,760,502)	$(1,753,458)	$8,347,428	$6,148,473	$640,839	$468,502
Net realized gain (loss) on investments	(2,177,069)	(7,057,801)	11,438,451	10,973,715	4,716,876	5,017,069	(269,378)	(1,534,647)	(2,529,556)	(2,042,273)
Realized gain distribution received	—	—	—	45,893,347	13,528,258	5,673,956	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	44,108,835	13,354,050	39,111,683	(45,467,653)	1,481,963	6,364,895	(972,687)	16,019,876	2,030,202	(111,937)
Net increase (decrease) in net assets resulting from operations	41,083,638	4,525,752	48,868,506	8,529,206	17,966,595	15,302,462	7,105,363	20,633,702	141,485	(1,685,708)
Contributions and (Withdrawals):
Payments received from policyowners	6,451,608	1,974,739	8,271,227	7,833,084	8,145,500	4,872,322	14,358,331	9,925,889	2,065,460	2,847,605
Policyowners' surrenders	(15,654,326)	(9,175,363)	(35,238,514)	(25,457,566)	(13,560,093)	(10,142,674)	(33,171,621)	(29,608,071)	(13,943,903)	(13,454,861)
Policyowners' annuity and death benefits	(447,415)	(444,714)	(1,971,227)	(1,707,623)	(526,812)	(272,916)	(1,974,403)	(2,063,135)	(404,280)	(1,084,855)
Net transfers from (to) Fixed account	3,853,935	2,442,942	7,829,541	12,881,689	8,246,541	7,921,073	25,123,027	17,796,281	3,769,850	7,140,361
Transfers between Investment Divisions	2,681,687	(2,690,056)	(14,529,872)	(12,956,040)	4,281,801	(4,995,228)	3,957,721	6,268,579	(10,011,852)	14,892,938
Net contributions and (withdrawals)	(3,114,511)	(7,892,452)	(35,638,845)	(19,406,456)	6,586,937	(2,617,423)	8,293,055	2,319,543	(18,524,725)	10,341,188
Increase (decrease) in net assets	37,969,127	(3,366,700)	13,229,661	(10,877,250)	24,553,532	12,685,039	15,398,418	22,953,245	(18,383,240)	8,655,480
NET ASSETS:
Beginning of period	100,325,664	103,692,364	311,699,125	322,576,375	124,909,477	112,224,438	366,032,468	343,079,223	118,760,065	110,104,585
End of period	$138,294,791	$100,325,664	$324,928,786	$311,699,125	$149,463,009	$124,909,477	$381,430,886	$366,032,468	$100,376,825	$118,760,065
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2017
and December 31, 2016

	MainStay VP Growth Allocation—Service Class		MainStay VP High Yield Corporate Bond—Service Class		MainStay VP Income Builder—Service Class		MainStay VP Indexed Bond—Service Class	MainStay VP International Equity—Service Class
	2017	2016	2017	2016	2017	2016	2017 (a)	2017	2016
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(7,535,874)	$(3,800,828)	$70,494,352	$55,260,506	$4,774,971	$5,110,005	$10,249	$(2,261,035)	$(2,097,031)
Net realized gain (loss) on investments	5,703,161	4,350,113	6,776,351	83,109	(360,895)	(861,915)	651	8,372,884	2,982,785
Realized gain distribution received	14,194,575	36,783,474	—	—	—	1,315,514	367	—	—
Change in unrealized appreciation (depreciation) on investments	126,807,550	(2,777,801)	(672,139)	129,155,179	22,842,526	9,697,129	(14,106)	41,302,704	(12,622,709)
Net increase (decrease) in net assets resulting from operations	139,169,412	34,554,958	76,598,564	184,498,794	27,256,602	15,260,733	(2,839)	47,414,553	(11,736,955)
Contributions and (Withdrawals):
Payments received from policyowners	56,445,006	47,606,770	96,565,061	77,494,553	18,718,025	11,467,956	772,077	9,505,095	3,806,724
Policyowners' surrenders	(48,882,315)	(33,336,150)	(133,308,346)	(97,435,841)	(22,294,502)	(16,070,380)	(17,431)	(21,769,196)	(14,867,988)
Policyowners' annuity and death benefits	(1,922,457)	(2,059,195)	(8,588,599)	(7,644,601)	(2,123,655)	(1,515,120)	—	(715,367)	(859,977)
Net transfers from (to) Fixed account	105,492,980	110,464,208	127,848,793	122,190,760	24,519,229	17,659,526	380,015	6,593,106	5,202,065
Transfers between Investment Divisions	(37,732,970)	(19,405,664)	50,970,267	(38,179,763)	5,861,249	16,366,389	1,641,887	536,868	(3,742,047)
Net contributions and (withdrawals)	73,400,244	103,269,969	133,487,176	56,425,108	24,680,346	27,908,371	2,776,548	(5,849,494)	(10,461,223)
Increase (decrease) in net assets	212,569,656	137,824,927	210,085,740	240,923,902	51,936,948	43,169,104	2,773,709	41,565,059	(22,198,178)
NET ASSETS:
Beginning of period	649,658,181	511,833,254	1,565,505,769	1,324,581,867	252,846,965	209,677,861	—	158,669,491	180,867,669
End of period	$862,227,837	$649,658,181	$1,775,591,509	$1,565,505,769	$304,783,913	$252,846,965	$2,773,709	$200,234,550	$158,669,491
(a) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2017
and December 31, 2016

	MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP Janus Henderson Balanced—Service Class		MainStay VP Large Cap Growth—Service Class		MainStay VP MFS® Utilities—Service Class		MainStay VP Mid Cap Core—Service Class
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(11,855)	$(11,503)	$(652,873)	$(895,655)	$(6,168,778)	$(5,743,660)	$16,840,552	$6,657,134	$(2,062,927)	$(2,936,057)
Net realized gain (loss) on investments	1,064,648	586,240	9,773,654	6,574,457	13,997,485	12,676,425	11,822,929	5,104,474	6,226,579	6,792,727
Realized gain distribution received	1,122,012	1,331,774	20,480,351	20,727,438	14,402,278	27,545,431	—	19,527,097	3,463,005	17,206,402
Change in unrealized appreciation (depreciation) on investments	1,940,289	(1,216,717)	40,771,562	(15,106,484)	73,849,903	(45,715,868)	62,484,375	29,388,447	36,832,737	693,247
Net increase (decrease) in net assets resulting from operations	4,115,094	689,794	70,372,694	11,299,756	96,080,888	(11,237,672)	91,147,856	60,677,152	44,459,394	21,756,319
Contributions and (Withdrawals):
Payments received from policyowners	93,708	91,779	23,300,699	15,952,509	27,544,405	17,192,461	31,933,490	22,376,843	14,913,744	10,341,576
Policyowners' surrenders	(2,940,648)	(3,013,182)	(37,401,741)	(26,804,377)	(31,754,280)	(21,577,943)	(71,077,938)	(53,561,466)	(27,713,275)	(22,137,898)
Policyowners' annuity and death benefits	(55,836)	(68,272)	(2,061,914)	(1,683,593)	(2,339,447)	(1,034,385)	(4,523,673)	(3,181,446)	(1,458,604)	(851,784)
Net transfers from (to) Fixed account	68,655	268,317	30,786,747	31,164,163	29,448,630	33,661,268	40,963,194	42,022,297	15,343,843	12,452,930
Transfers between Investment Divisions	(1,005,963)	(528,400)	805,931	8,861,942	(7,877,328)	(1,192,667)	(17,671,920)	(28,533,356)	(8,057,026)	(4,351,588)
Net contributions and (withdrawals)	(3,840,084)	(3,249,758)	15,429,722	27,490,644	15,021,980	27,048,734	(20,376,847)	(20,877,128)	(6,971,318)	(4,546,764)
Increase (decrease) in net assets	275,010	(2,559,964)	85,802,416	38,790,400	111,102,868	15,811,062	70,771,009	39,800,024	37,488,076	17,209,555
NET ASSETS:
Beginning of period	27,006,930	29,566,894	433,634,235	394,843,835	317,944,880	302,133,818	730,032,403	690,232,379	262,084,336	244,874,781
End of period	$27,281,940	$27,006,930	$519,436,651	$433,634,235	$429,047,748	$317,944,880	$800,803,412	$730,032,403	$299,572,412	$262,084,336
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2017
and December 31, 2016

	MainStay VP Moderate Allocation—Service Class		MainStay VP Moderate Growth Allocation—Service Class		MainStay VP PIMCO Real Return—Service Class		MainStay VP S&P 500 Index—Service Class		MainStay VP Small Cap Core—Service Class
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,425,064)	$570,310	$(9,430,048)	$(1,932,777)	$(672,739)	$(1,009,240)	$(1,692,841)	$(1,043,582)	$(1,927,675)	$(638,548)
Net realized gain (loss) on investments	3,394,992	3,916,096	22,076,237	12,063,347	(4,172,850)	(5,090,443)	14,408,293	10,090,003	2,621,397	397,253
Realized gain distribution received	3,630,587	31,585,454	32,506,571	86,495,716	—	—	8,177,439	9,630,775	1,922,552	1,624,744
Change in unrealized appreciation (depreciation) on investments	92,919,620	(5,334,755)	200,716,100	(19,888,311)	7,670,825	12,076,758	67,499,063	10,835,266	10,512,241	10,040,468
Net increase (decrease) in net assets resulting from operations	97,520,135	30,737,105	245,868,860	76,737,975	2,825,236	5,977,075	88,391,954	29,512,462	13,128,515	11,423,917
Contributions and (Withdrawals):
Payments received from policyowners	29,038,086	24,950,581	57,061,502	45,633,848	6,895,565	5,207,303	61,391,546	30,164,257	4,751,476	1,780,262
Policyowners' surrenders	(71,100,112)	(49,711,231)	(129,521,722)	(84,777,256)	(17,376,929)	(13,466,304)	(36,433,018)	(22,135,317)	(12,249,308)	(3,445,859)
Policyowners' annuity and death benefits	(4,572,728)	(2,896,776)	(6,817,391)	(5,927,863)	(1,191,737)	(1,002,516)	(1,408,900)	(1,600,601)	(377,608)	(217,770)
Net transfers from (to) Fixed account	47,142,702	52,330,958	91,550,110	110,866,307	14,590,752	9,566,704	77,254,046	43,856,316	4,292,688	1,393,576
Transfers between Investment Divisions	(7,281,041)	(9,926,892)	(35,033,665)	(24,173,932)	2,999,216	(4,122,063)	39,801,784	37,855,859	(5,569,883)	105,958,881
Net contributions and (withdrawals)	(6,773,093)	14,746,640	(22,761,166)	41,621,104	5,916,867	(3,816,876)	140,605,458	88,140,514	(9,152,635)	105,469,090
Increase (decrease) in net assets	90,747,042	45,483,745	223,107,694	118,359,079	8,742,103	2,160,199	228,997,412	117,652,976	3,975,880	116,893,007
NET ASSETS:
Beginning of period	769,782,776	724,299,031	1,523,116,406	1,404,757,327	204,453,631	202,293,432	383,940,465	266,287,489	116,893,007	—
End of period	$860,529,818	$769,782,776	$1,746,224,100	$1,523,116,406	$213,195,734	$204,453,631	$612,937,877	$383,940,465	$120,868,887	$116,893,007

(b) For the period May 1, 2016 (commencement of Investment Division) through December 31, 2016.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2017
and December 31, 2016

	MainStay VP T. Rowe Price Equity Income— Service Class		MainStay VP U.S. Government Money Market—Initial Class		MainStay VP Unconstrained Bond—Service Class		MainStay VP VanEck Global Hard Assets—Initial Class		American Funds IS® Blue Chip Income and Growth Fund—Class 4
	2017	2016	2017	2016	2017	2016	2017	2016	2017 (c)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$584,970	$(55,561)	$(4,083,942)	$(6,442,261)	$8,108,641	$8,100,170	$(3,206,333)	$(2,342,125)	$13,984
Net realized gain (loss) on investments	7,285,949	3,981,863	(420)	6,944	(1,630,265)	(4,239,716)	(13,900,767)	(18,879,534)	425
Realized gain distribution received	9,554,846	11,420,687	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	9,144,604	9,856,531	(27,936)	20,732	12,599,080	25,607,488	12,253,138	89,634,596	28,628
Net increase (decrease) in net assets resulting from operations	26,570,369	25,203,520	(4,112,298)	(6,414,585)	19,077,456	29,467,942	(4,853,962)	68,412,937	43,037
Contributions and (Withdrawals):
Payments received from policyowners	9,325,192	5,990,055	11,764,051	18,263,225	50,510,314	43,019,705	6,238,752	4,411,146	413,031
Policyowners' surrenders	(18,357,083)	(13,622,781)	(80,326,142)	(94,399,672)	(45,664,271)	(35,913,668)	(21,894,857)	(17,071,309)	(15,494)
Policyowners' annuity and death benefits	(1,491,880)	(725,891)	(2,207,021)	(2,476,270)	(3,802,146)	(3,598,450)	(783,368)	(901,761)	—
Net transfers from (to) Fixed account	17,460,848	11,474,861	11,496,105	29,372,532	103,875,745	114,625,468	7,056,368	6,976,288	67,804
Transfers between Investment Divisions	(3,616,283)	1,739,701	(47,987,691)	98,620,919	25,041,409	(16,623,012)	586,303	(8,858,856)	1,357,838
Net contributions and (withdrawals)	3,320,794	4,855,945	(107,260,698)	49,380,734	129,961,051	101,510,043	(8,796,802)	(15,444,492)	1,823,179
Increase (decrease) in net assets	29,891,163	30,059,465	(111,372,996)	42,966,149	149,038,507	130,977,985	(13,650,764)	52,968,445	1,866,216
NET ASSETS:
Beginning of period	184,150,967	154,091,502	332,927,622	289,961,473	676,397,161	545,419,176	216,898,276	163,929,831	—
End of period	$214,042,130	$184,150,967	$221,554,626	$332,927,622	$825,435,668	$676,397,161	$203,247,512	$216,898,276	$1,866,216

(c) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2017
and December 31, 2016

	American Funds IS® Global Small Capitalization Fund—Class 4		American Funds IS® Growth Fund—Class 4	American Funds IS® New World Fund®—Class 4		BlackRock® Global Allocation V.I. Fund— Class III		BlackRock® High Yield V.I. Fund—Class III
	2017	2016	2017 (c)	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(185,206)	$(116,522)	$725	$(948,933)	$(859,786)	$(2,708,970)	$(3,512,747)	$3,290,778	$2,264,863
Net realized gain (loss) on investments	(40,906)	(517,039)	23	307,123	(1,071,599)	385,488	(2,926,745)	(15,734)	(982,363)
Realized gain distribution received	—	1,107,080	—	—	—	5,967,079	—	—	—
Change in unrealized appreciation (depreciation) on investments	3,142,275	(330,394)	8,804	26,312,809	4,251,337	50,205,578	14,357,500	1,745,209	6,029,836
Net increase (decrease) in net assets resulting from operations	2,916,163	143,125	9,552	25,670,999	2,319,952	53,849,175	7,918,008	5,020,253	7,312,336
Contributions and (Withdrawals):
Payments received from policyowners	2,821,918	1,104,722	482,269	12,659,881	8,974,772	15,272,104	9,320,241	10,678,898	7,568,886
Policyowners' surrenders	(978,087)	(242,644)	(4,192)	(6,314,714)	(3,192,914)	(33,691,440)	(28,149,382)	(6,513,649)	(3,502,011)
Policyowners' annuity and death benefits	(50,903)	(5,690)	—	(323,906)	(268,183)	(2,307,143)	(2,041,028)	(523,664)	(384,075)
Net transfers from (to) Fixed account	3,934,558	2,801,969	34,727	21,199,926	20,160,134	30,573,527	24,371,598	17,171,893	18,255,961
Transfers between Investment Divisions	3,777,437	303,835	1,049,648	328,975	207,073	(8,908,441)	(13,587,367)	10,455,185	4,221,163
Net contributions and (withdrawals)	9,504,923	3,962,192	1,562,452	27,550,162	25,880,882	938,607	(10,085,938)	31,268,663	26,159,924
Increase (decrease) in net assets	12,421,086	4,105,317	1,572,004	53,221,161	28,200,834	54,787,782	(2,167,930)	36,288,916	33,472,260
NET ASSETS:
Beginning of period	8,202,806	4,097,489	—	83,474,708	55,273,874	463,732,335	465,900,265	91,083,347	57,611,087
End of period	$20,623,892	$8,202,806	$1,572,004	$136,695,869	$83,474,708	$518,520,117	$463,732,335	$127,372,263	$91,083,347

(c) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2017
and December 31, 2016

	ClearBridge Variable Appreciation Portfolio—Class II	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2		Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2		Columbia Variable Portfolio—Small Cap Value Fund—Class 2		Delaware VIP® Small Cap Value Series— Service Class
	2017 (a)	2017	2016	2017	2016	2017	2016	2017 (c)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,447	$334,200	$(51,094)	$959,927	$(3,790)	$(1,193,828)	$(986,161)	$(358)
Net realized gain (loss) on investments	2,349	(99,374)	(32,425)	170,894	237,819	3,485,473	1,047,585	1
Realized gain distribution received	45,228	—	—	—	—	6,369,293	7,495,345	—
Change in unrealized appreciation (depreciation) on investments	48,474	(193,089)	256,627	1,761,307	(150,129)	2,907,894	14,095,261	2,162
Net increase (decrease) in net assets resulting from operations	99,498	41,737	173,108	2,892,128	83,900	11,568,832	21,652,030	1,805
Contributions and (Withdrawals):
Payments received from policyowners	262,705	728,656	413,248	6,319,066	2,910,725	6,574,429	3,137,740	50,464
Policyowners' surrenders	(32,287)	(603,686)	(102,600)	(2,864,041)	(504,471)	(9,104,716)	(5,967,240)	—
Policyowners' annuity and death benefits	—	(6,322)	—	(82,724)	(13,587)	(516,305)	(341,387)	—
Net transfers from (to) Fixed account	174,710	1,038,731	829,152	14,336,322	4,912,364	6,911,963	4,449,891	45
Transfers between Investment Divisions	1,046,050	1,985,577	2,967,275	15,863,093	9,120,244	(3,756,606)	2,405,145	435,176
Net contributions and (withdrawals)	1,451,178	3,142,956	4,107,075	33,571,716	16,425,275	108,765	3,684,149	485,685
Increase (decrease) in net assets	1,550,676	3,184,693	4,280,183	36,463,844	16,509,175	11,677,597	25,336,179	487,490
NET ASSETS:
Beginning of period	—	5,186,252	906,069	19,089,637	2,580,462	94,632,252	69,296,073	—
End of period	$1,550,676	$8,370,945	$5,186,252	$55,553,481	$19,089,637	$106,309,849	$94,632,252	$487,490

(a) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.
(c) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2017
and December 31, 2016

	Deutsche Alternative Asset Allocation VIP—Class B		Dreyfus IP Technology Growth Portfolio— Service Shares		Fidelity® VIP Contrafund® Portfolio—Service Class 2		Fidelity® VIP Equity-Income Portfolio—Service Class 2		Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
	2017	2016 (b)	2017	2016	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(108,536)	$(89,021)	$(2,934,144)	$(2,307,678)	$(8,376,007)	$(9,063,282)	$(65,538)	$547,472	$(1,046,878)	$(908,929)
Net realized gain (loss) on investments	21,114	2,727	7,308,166	4,060,190	28,415,550	19,908,584	951,703	2,143,589	(405,846)	(2,256,722)
Realized gain distribution received	—	—	8,615,426	6,459,280	48,359,023	54,569,639	2,499,750	6,446,727	7,392,756	817,777
Change in unrealized appreciation (depreciation) on investments	1,951,470	(52,228)	46,101,500	(4,206,890)	91,632,521	(21,431,987)	9,100,296	6,125,527	10,751,743	2,282,103
Net increase (decrease) in net assets resulting from operations	1,864,048	(138,522)	59,090,948	4,004,902	160,031,087	43,982,954	12,486,211	15,263,315	16,691,775	(65,771)
Contributions and (Withdrawals):
Payments received from policyowners	11,199,323	5,073,731	17,671,193	7,016,895	59,652,351	47,931,700	7,809,781	4,749,579	11,189,729	4,132,390
Policyowners' surrenders	(1,794,739)	(164,737)	(15,073,151)	(9,184,562)	(70,096,209)	(49,437,355)	(12,316,752)	(9,689,142)	(4,019,230)	(2,597,807)
Policyowners' annuity and death benefits	(94,335)	(27,192)	(1,121,013)	(291,950)	(3,187,691)	(2,960,712)	(704,769)	(467,136)	(358,286)	(44,790)
Net transfers from (to) Fixed account	22,762,367	6,215,904	16,011,210	12,918,882	100,881,272	111,929,418	9,860,509	6,640,940	9,140,900	10,524,925
Transfers between Investment Divisions	6,651,243	6,214,748	16,635,467	587,655	(29,636,215)	(34,285,970)	(4,913,302)	2,315,237	8,625,846	(5,585,638)
Net contributions and (withdrawals)	38,723,859	17,312,454	34,123,706	11,046,920	57,613,508	73,177,081	(264,533)	3,549,478	24,578,959	6,429,080
Increase (decrease) in net assets	40,587,907	17,173,932	93,214,654	15,051,822	217,644,595	117,160,035	12,221,678	18,812,793	41,270,734	6,363,309
NET ASSETS:
Beginning of period	17,173,932	—	136,724,718	121,672,896	794,790,625	677,630,590	113,564,488	94,751,695	45,135,098	38,771,789
End of period	$57,761,839	$17,173,932	$229,939,372	$136,724,718	$1,012,435,220	$794,790,625	$125,786,166	$113,564,488	$86,405,832	$45,135,098

(b) For the period May 1, 2016 (commencement of Investment Division) through December 31, 2016.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2017
and December 31, 2016

	Fidelity® VIP Mid Cap Portfolio—Service Class 2		Invesco V.I. American Value Fund—Series II Shares		Invesco V.I. International Growth Fund—Series II Shares		Janus Henderson VIT Enterprise Portfolio—Service Shares	Janus Henderson VIT Global Research Portfolio—Service Shares
	2017	2016	2017	2016	2017	2016	2017 (c)	2017	2016
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,487,958)	$(2,887,561)	$(405,882)	$(622,549)	$(595,403)	$(637,130)	$(1,177)	$(568,703)	$(453,156)
Net realized gain (loss) on investments	4,672,660	4,120,258	(1,306,873)	(2,593,779)	184,239	(581,385)	5	4,159,429	3,624,204
Realized gain distribution received	10,803,825	12,999,167	479,127	2,077,440	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	28,109,151	5,984,725	4,400,994	5,888,118	25,662,998	(1,149,476)	9,650	11,859,752	(3,297,550)
Net increase (decrease) in net assets resulting from operations	41,097,678	20,216,589	3,167,366	4,749,230	25,251,834	(2,367,991)	8,478	15,450,478	(126,502)
Contributions and (Withdrawals):
Payments received from policyowners	13,751,037	5,954,517	1,853,814	1,222,311	14,282,191	11,394,995	528,720	3,937,273	1,886,523
Policyowners' surrenders	(24,778,883)	(17,330,442)	(2,751,053)	(2,301,022)	(8,171,844)	(4,219,151)	(171)	(6,748,422)	(4,636,211)
Policyowners' annuity and death benefits	(900,934)	(697,229)	(245,510)	(142,969)	(415,051)	(291,283)	—	(464,180)	(287,008)
Net transfers from (to) Fixed account	11,030,874	10,697,660	3,103,619	3,937,741	28,657,122	27,158,896	8,835	2,053,291	2,634,037
Transfers between Investment Divisions	(363,150)	(7,085,195)	(3,571,710)	(2,832,844)	(2,597,587)	7,676,469	1,109,289	(1,108,838)	(6,236,498)
Net contributions and (withdrawals)	(1,261,056)	(8,460,689)	(1,610,840)	(116,783)	31,754,831	41,719,926	1,646,673	(2,330,876)	(6,639,157)
Increase (decrease) in net assets	39,836,622	11,755,900	1,556,526	4,632,447	57,006,665	39,351,935	1,655,151	13,119,602	(6,765,659)
NET ASSETS:
Beginning of period	220,087,183	208,331,283	40,934,610	36,302,163	109,870,000	70,518,065	—	63,097,499	69,863,158
End of period	$259,923,805	$220,087,183	$42,491,136	$40,934,610	$166,876,665	$109,870,000	$1,655,151	$76,217,101	$63,097,499

(c) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2017
and December 31, 2016

	MFS® International Value Portfolio—Service Class	MFS® Investors Trust Series—Service Class		MFS® Research Series—Service Class		Morgan Stanley VIF U.S. Real Estate Portfolio—Class II		Neuberger Berman AMT Mid Cap Growth Portfolio—Class S
	2017 (a)	2017	2016	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,362	$(1,552,303)	$(1,094,649)	$(226,397)	$(400,192)	$(364,216)	$(756,503)	$(3,240,322)	$(3,005,444)
Net realized gain (loss) on investments	13,322	(681,860)	(187,593)	271,916	444,000	2,774,000	1,951,635	(951,606)	(14,136,071)
Realized gain distribution received	4,630	5,370,418	8,900,585	2,812,255	3,293,528	—	—	4,437,211	8,359,839
Change in unrealized appreciation (depreciation) on investments	497,619	20,648,662	(2,241,462)	4,752,858	(1,471,352)	(1,251,149)	2,447,735	40,463,985	14,058,660
Net increase (decrease) in net assets resulting from operations	518,933	23,784,917	5,376,881	7,610,632	1,865,984	1,158,635	3,642,867	40,709,268	5,276,984
Contributions and (Withdrawals):
Payments received from policyowners	1,415,094	15,509,593	10,954,681	2,487,685	1,813,687	6,481,567	8,113,989	15,398,083	12,222,360
Policyowners' surrenders	(150,851)	(6,850,491)	(4,162,835)	(2,559,605)	(2,298,202)	(6,857,690)	(6,209,214)	(13,805,853)	(9,079,093)
Policyowners' annuity and death benefits	(16,030)	(270,437)	(282,774)	(376,921)	(114,370)	(490,478)	(306,212)	(863,369)	(557,157)
Net transfers from (to) Fixed account	596,451	30,698,894	22,748,514	3,805,955	4,244,399	10,426,113	11,935,567	24,288,587	28,642,762
Transfers between Investment Divisions	7,696,973	134,203	1,617,600	2,788,681	1,648,169	(13,404,038)	9,065,719	(9,740,666)	(15,639,342)
Net contributions and (withdrawals)	9,541,637	39,221,762	30,875,186	6,145,795	5,293,683	(3,844,526)	22,599,849	15,276,782	15,589,530
Increase (decrease) in net assets	10,060,570	63,006,679	36,252,067	13,756,427	7,159,667	(2,685,891)	26,242,716	55,986,050	20,866,514
NET ASSETS:
Beginning of period	—	96,013,487	59,761,420	33,621,471	26,461,804	106,013,797	79,771,081	172,437,445	151,570,931
End of period	$10,060,570	$159,020,166	$96,013,487	$47,377,898	$33,621,471	$103,327,906	$106,013,797	$228,423,495	$172,437,445
`

(a) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2017
and December 31, 2016

	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class		PIMCO VIT Low Duration Portfolio—Advisor Class		PIMCO VIT Total Return Portfolio—Advisor Class		Royce Micro-Cap Portfolio—Investment Class		Victory VIF Diversified Stock Fund—Class A Shares
	2017	2016	2017	2016 (b)	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$10,112,881	$(1,379,166)	$(311,675)	$(43,508)	$185,972	$(284,274)	$—	$(960,512)	$(160,374)	$(136,062)
Net realized gain (loss) on investments	426,489	392,018	22,543	(55,069)	(521,008)	(429,115)	—	(10,091,895)	390,893	571,855
Realized gain distribution received	—	992,500	—	—	—	—	—	—	250,485	1,330,242
Change in unrealized appreciation (depreciation) on investments	(8,011,165)	8,022,166	(63,638)	(11,081)	7,919,760	(1,373)	—	16,950,018	3,356,122	(1,435,349)
Net increase (decrease) in net assets resulting from operations	2,528,205	8,027,518	(352,770)	(109,658)	7,584,724	(714,762)	—	5,897,611	3,837,126	330,686
Contributions and (Withdrawals):
Payments received from policyowners	24,161,264	23,583,221	11,336,004	4,421,298	22,418,770	21,030,664	—	1,119,484	449,330	413,911
Policyowners' surrenders	(17,457,219)	(12,580,019)	(3,511,222)	(2,511,629)	(16,465,594)	(10,475,238)	—	(4,816,934)	(2,002,868)	(1,630,351)
Policyowners' annuity and death benefits	(1,594,695)	(953,135)	(206,023)	(25,650)	(1,221,003)	(917,111)	—	(310,261)	(29,730)	(80,086)
Net transfers from (to) Fixed account	50,940,496	67,955,827	20,021,610	5,497,654	50,764,167	67,263,789	—	1,729,839	374,542	710,680
Transfers between Investment Divisions	16,107,715	13,881,143	8,860,957	13,705,575	16,355,992	20,923,106	—	(111,199,852)	180,581	(974,877)
Net contributions and (withdrawals)	72,157,561	91,887,037	36,501,326	21,087,248	71,852,332	97,825,210	—	(113,477,724)	(1,028,145)	(1,560,723)
Increase (decrease) in net assets	74,685,766	99,914,555	36,148,556	20,977,590	79,437,056	97,110,448	—	(107,580,113)	2,808,981	(1,230,037)
NET ASSETS:
Beginning of period	269,942,529	170,027,974	20,977,590	—	242,298,319	145,187,871	—	107,580,113	16,002,944	17,232,981
End of period	$344,628,295	$269,942,529	$57,126,146	$20,977,590	$321,735,375	$242,298,319	$—	$—	$18,811,925	$16,002,944

(b) For the period May 1, 2016 (commencement of Investment Division) through December 31, 2016.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV
Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-IV (the “Separate Account”) was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). The Separate Account funds Series I policies (New York Life Elite Variable Annuity, New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity), Series II policies (New York Life Premier Variable Annuity), Series III policies (New York Life Premier Plus Variable Annuity), Series IV policies (New York Life Flexible Premium Variable Annuity II), Series V policies (New York Life Premier Variable Annuity II), Series VI policies (New York Life Premier Plus Variable Annuity II), Series VII policies (New York Life Flexible Premium Variable Annuity III) and Series VIII (New York Life Premier Variable Annuity - FP Series). Effective July 27, 2009, sales of the New York Life Longevity Benefit Variable Annuity were discontinued. Effective August 16, 2010, sales of the New York Life Elite Variable Annuity and New York Life Premium Plus Elite Variable Annuity were discontinued. Effective May 1, 2016, sales of the Series II policies (New York Life Premier Variable Annuity), Series III policies (New York Life Premier Plus Variable Annuity) and Series IV policies (New York Life Flexible Premium Variable Annuity II) were discontinued.
NYLIAC established the Separate Account to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies (“the policies”) issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, as well as certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.
The assets of the Separate Account are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AIM Variable Insurance Funds, the American Funds Insurance Series, the BlackRock Variable Series Funds, Inc., the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche Variable Series II, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, and the Victory Variable Insurance Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account and the Dollar Cost Averaging Advantage Account (DCA) may be charged with liabilities arising out of other business NYLIAC may conduct.
The following Investment Divisions, with their respective Fund portfolios, are available in the Separate Account:

MainStay VP Absolute Return Multi-Strategy—Service Class
MainStay VP Balanced—Service Class
MainStay VP Bond—Service Class
MainStay VP Common Stock—Service Class
MainStay VP Conservative Allocation—Service Class
MainStay VP Convertible—Service Class
MainStay VP Cornerstone Growth—Service Class
MainStay VP Cushing® Renaissance Advantage—Service Class
MainStay VP Eagle Small Cap Growth—Initial Class
MainStay VP Eagle Small Cap Growth—Service Class
MainStay VP Emerging Markets Equity—Service Class
MainStay VP Epoch U.S. Equity Yield—Service Class (formerly MainStay VP ICAP Select Equity—Service Class)
MainStay VP Epoch U.S. Small Cap—Service Class
MainStay VP Floating Rate—Service Class
MainStay VP Government—Service Class
MainStay VP Growth Allocation—Service Class
MainStay VP High Yield Corporate Bond—Service Class
MainStay VP Income Builder—Service Class
MainStay VP Indexed Bond—Service Class
MainStay VP International Equity—Service Class
MainStay VP Janus Henderson Balanced—Initial Class (formely MainStay VP Janus Balanced—Initial Class)
MainStay VP Janus Henderson Balanced—Service Class (formely MainStay VP Janus Balanced—Service Class)
MainStay VP Large Cap Growth—Service Class
MainStay VP MFS® Utilities—Service Class

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MainStay VP Mid Cap Core—Service Class
MainStay VP Moderate Allocation—Service Class
MainStay VP Moderate Growth Allocation—Service Class
MainStay VP PIMCO Real Return—Service Class
MainStay VP S&P 500 Index—Service Class
MainStay VP Small Cap Core—Service Class
MainStay VP T. Rowe Price Equity Income—Service Class
MainStay VP U.S. Government Money Market-—Initial Class
MainStay VP Unconstrained Bond—Service Class
MainStay VP VanEck Global Hard Assets—Initial Class
American Funds IS® Blue Chip Income and Growth Fund—Class 4
American Funds IS® Global Small Capitalization Fund—Class 4
American Funds IS® Growth Fund—Class 4
American Funds IS® New World Fund®—Class 4
BlackRock® Global Allocation V.I. Fund—Class III
BlackRock® High Yield V.I. Fund—Class III
ClearBridge Variable Appreciation Portfolio—Class II
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2
Columbia Variable Portfolio—Small Cap Value Fund— Class 2
Delaware VIP® Small Cap Value Series—Service Class
Deutsche Alternative Asset Allocation VIP—Class B
Dreyfus IP Technology Growth Portfolio—Service Shares
Fidelity® VIP Contrafund® Portfolio—Service Class 2
Fidelity® VIP Equity-Income Portfolio—Service Class 2
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
Fidelity® VIP Mid Cap Portfolio—Service Class 2
Invesco V.I. American Value Fund—Series II Shares
Invesco V.I. International Growth Fund—Series II Shares
Janus Henderson VIT Enterprise Portfolio—Service Shares
Janus Henderson VIT Global Research Portfolio—Service Shares (formerly Janus Aspen Global Research Portfolio—Service Shares)
MFS® International Value Portfolio—Service Class
MFS® Investors Trust Series—Service Class
MFS® Research Series—Service Class
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II (formerly UIF U.S. Real Estate Portfolio—Class II)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class
PIMCO VIT Low Duration Portfolio—Advisor Class
PIMCO VIT Total Return Portfolio—Advisor Class
Victory VIF Diversified Stock Fund—Class A Shares
  ______________
Not all investment options are available under all policies.

New investments in the MainStay VP Cornerstone Growth, MainStay VP Emerging Markets Equity, MainStay VP T. Rowe Price Equity Income and Victory VIF Diversified Stock Investment Divisions are restricted to those policies already invested in these Investment Divisions as of November 13, 2017.

For all policies within Series I, II, III, IV, V, VI, VII and VIII initial premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account within two business days after receipt. Subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the business day they are received in accordance with the policyowner’s allocation instructions. In those states where NYLIAC offered a single premium version of the Series I, II and III policies, only one premium payment was permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying Statement of Changes in Net Assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.
No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.
Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.
Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.
Investment in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC Variable Annuity Separate Account-IV
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sale of investments for the year ended December 31, 2017 were as follows:

	Purchases	Sales
MainStay VP Absolute Return Multi-Strategy—Service Class	$75,740	$22,128
MainStay VP Balanced—Service Class	43,231	32,807
MainStay VP Bond—Service Class	30,460	35,664
MainStay VP Common Stock—Service Class	69,411	27,770
MainStay VP Conservative Allocation—Service Class	54,439	88,592
MainStay VP Convertible—Service Class	76,900	35,542
MainStay VP Cornerstone Growth—Service Class	5,809	9,342
MainStay VP Cushing® Renaissance Advantage—Service Class	26,066	22,146
MainStay VP Eagle Small Cap Growth—Initial Class	2,277	10,364
MainStay VP Eagle Small Cap Growth—Service Class	17,864	7,952
MainStay VP Emerging Markets Equity—Service Class	23,487	27,501
MainStay VP Epoch U.S. Equity Yield—Service Class	17,311	54,784
MainStay VP Epoch U.S. Small Cap—Service Class	37,320	18,766
MainStay VP Floating Rate—Service Class	68,259	50,353
MainStay VP Government—Service Class	11,096	29,161
MainStay VP Growth Allocation—Service Class	152,762	71,955
MainStay VP High Yield Corporate Bond—Service Class	332,013	126,528
MainStay VP Income Builder—Service Class	58,146	28,593
MainStay VP Indexed Bond—Service Class	2,905	116
MainStay VP International Equity—Service Class	26,041	34,390
MainStay VP Janus Henderson Balanced—Initial Class	1,904	5,136
MainStay VP Janus Henderson Balanced—Service Class	85,469	50,101
MainStay VP Large Cap Growth—Service Class	73,226	50,015
MainStay VP MFS® Utilities—Service Class	92,896	96,538
MainStay VP Mid Cap Core—Service Class	36,196	41,789
MainStay VP Moderate Allocation—Service Class	89,683	94,935
MainStay VP Moderate Growth Allocation—Service Class	166,980	166,659
MainStay VP PIMCO Real Return—Service Class	27,316	22,124
MainStay VP S&P 500 Index—Service Class	183,946	36,270
MainStay VP Small Cap Core—Service Class	12,193	21,255
MainStay VP T. Rowe Price Equity Income—Service Class	42,813	29,177
MainStay VP U.S. Government Money Market—Initial Class	75,728	188,583
MainStay VP Unconstrained Bond—Service Class	178,236	39,504
MainStay VP VanEck Global Hard Assets—Initial Class	25,995	38,078
American Funds IS® Blue Chip Income and Growth Fund—Class 4	1,857	19
American Funds IS® Global Small Capitalization Fund—Class 4	10,849	1,531
American Funds IS® Growth Fund—Class 4	1,565	2
American Funds IS® New World Fund®—Class 4	34,741	7,945
BlackRock® Global Allocation V.I. Fund—Class III	52,707	48,584
BlackRock® High Yield V.I. Fund—Class III	52,446	17,851
ClearBridge Variable Appreciation Portfolio—Class II	1,566	65
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	6,113	2,629
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	37,866	3,170
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	24,897	19,466
Delaware VIP® Small Cap Value Series—Service Class	487	2
Deutsche Alternative Asset Allocation VIP—Class B	40,241	1,431
Dreyfus IP Technology Growth Portfolio—Service Shares	60,868	20,964
Fidelity® VIP Contrafund® Portfolio—Service Class 2	185,826	87,585
Fidelity® VIP Equity-Income Portfolio—Service Class 2	27,341	24,969
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	40,880	9,963

NYLIAC Variable Annuity Separate Account-IV
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Fidelity® VIP Mid Cap Portfolio—Service Class 2	$40,431	$33,414
Invesco V.I. American Value Fund—Series II Shares	7,487	8,928
Invesco V.I. International Growth Fund—Series II Shares	40,840	9,469
Janus Henderson VIT Enterprise Portfolio—Service Shares	1,646	1
Janus Henderson VIT Global Research Portfolio—Service Shares	9,174	12,072
MFS® International Value Portfolio—Service Class	9,789	233
MFS® Investors Trust Series—Service Class	51,366	8,107
MFS® Research Series—Service Class	13,512	4,759
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	18,765	23,034
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	38,827	22,354
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	96,357	13,743
PIMCO VIT Low Duration Portfolio—Advisor Class	71,598	35,169
PIMCO VIT Total Return Portfolio—Advisor Class	90,278	17,529
Victory VIF Diversified Stock Fund—Class A Shares	2,570	3,518
Total	$3,297,008	$2,053,124

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including Candriam Belgium S.A. (“Candriam Belgium”), Candriam France S.A.S. (“Candriam France”), Cornerstone Capital Management Holdings LLC* (“Cornerstone Holdings”), Cushing® Asset Management, LP (“Cushing”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), Janus Capital Management LLC (“Janus Capital”), MacKay Shields LLC (“MacKay Shields”), Massachusetts Financial Services Company (“MFS”), New York Life Investors LLC (“NYL Investors”), Pacific Investment Management Company LLC (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Van Eck Associates Corporation (“VanEck”) and Winslow Capital Management Inc. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.
New York Life Investments, Cornerstone Holdings*, MacKay Shields and NYL Investors are all indirect, wholly-owned subsidiaries of NYLIC. Candriam Belgium and Candriam France are a part of Candriam Investors Group. Capital Research and Management is a wholly-owned subsidiary of The Capital Group Companies, Inc. Clearbridge is a wholly-owned subsidiary of Legg Mason, Inc. Cushing is a wholly-owned subsidiary of Swank Capital. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. Janus is a wholly-owned subsidiary of Janus Capital Group, Inc. MFS is an indirect majority-owned subsidiary of Sun Life Financial Inc., PIMCO is a majority owned subsidiary of Allianz Asset Management of America LLC. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc. T. Rowe Price and VanEck are independent investment advisory firms.

Effective January 1, 2018, the portfolio managers from Cornerstone Holdings who manage all or a portion of the day-to-day investment operations of the Portfolios will transition from Cornerstone Holdings to MacKay Shields, which is also a wholly-owned, fully autonomous subsidiary of NYLIC.
NYLIAC deducts a surrender charge on certain partial withdrawals from and surrenders of Series I, II, III, IV, V, VI, VII and VIII policies, depending on the length of time a premium payment is in the policy before it is withdrawn. For New York Life Elite Variable Annuity policies, which are part of Series I, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of New York Life Elite Variable Annuity the surrender charge was lower. For New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity policies, which are also part of Series I, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Elite Variable Annuity the surrender charge was lower. For New York Life Premier Variable Annuity policies which are part of Series II, this charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made. For New York Life Premier Plus Variable Annuity policies which are part of Series III, this charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity II policies, which are part of Series IV, this charge is 7% for the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. For New York Life Premier Variable Annuity II policies, which are part of Series V, this charge is 8% during the first payment year and declines by 1% per year for each

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
additional payment year, until the seventh payment year, after which no charge is made. For New York Life Premier Plus Variable Annuity II policies, which are part of Series VI, this charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity III policies, which are part of Series VII, this charge is 7% for the first three Policy Years and declines by 1% per year for each additional Policy Year, until the ninth Policy Year, after which no charge is made. For New York Life Premier Variable Annuity -FP Series policies, which are part of Series VIII, this charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
All surrender charges are recorded with policyowners’ surrenders in the accompanying Statement of Changes in Net Assets. Surrender charges are paid to NYLIAC.
For Series I, II, III, IV, V, VI, VII and VIII policies, NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000 ($50,000 for Series IV and VII policies). This charge is $30 per policy.
Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VII, VII and VIII policies, $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.
The policies are also subject to an annualized mortality and expense risk and administrative costs charge, which is deducted on a quarterly basis from the Investment Divisions by reducing the number of accumulation units. For Series I policies, this charge is 1.70% for New York Life Elite Variable Annuity, 1.90% for New York Life Premium Plus Elite Variable Annuity and 1.35% for New York Life Longevity Benefit Variable Annuity; for Series II policies, this charge is 1.55% for New York Life Premier Variable Annuity; for Series III policies, this charge is 1.75% for New York Life Premier Plus Variable Annuity; for Series IV policies, this charge is 1.60% for the New York Life Flexible Premium Variable Annuity II, for Series V policies, this charge is 1.50% during the surrender charge period for the initial premium and 1.30% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, for New York Life Premier Variable Annuity II; for Series VI policies, this charge is 1.70% during the surrender charge period for the initial premium and 1.50% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.60% during the surrender charge period for the initial premium and 1.40% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, for New York Life Premier Plus Variable Annuity II; for Series VII policies, this charge is 1.55% during the surrender charge period for the initial premium and 1.35% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.40% during the surrender charge period for the initial premium and 1.20% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, for New York Life Flexible Premium Variable Annuity III, for Series VIII policies, this charge is 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium, for New York Life Premier Variable Annuity - FP Series, of the Adjusted Premium Payments allocated to the Investment Divisions, and is the same rate for each of the five periods presented in the Financial Highlights section, (including portions of the premium payment(s) transferred from the Fixed Account under the New York Life Premium Plus Elite Variable Annuity, New York Life Longevity Benefit Variable Annuity, New York Life Premier Variable Annuity, New York Life Premier Plus Variable Annuity and New York Life Flexible Premium Variable Annuity II, New York Life Premier Variable Annuity II, New York Life Premier Plus Variable Annuity II, New York Life Flexible Premium Variable Annuity III and New York Life Premier Variable Annuity - FP Series) and the DCA Advantage Account. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded in the accompanying Statement of Operations.
In addition, New York Life Longevity Benefit Variable Annuity policies, which are part of Series I, are subject to a Longevity Benefit Charge. This charge is deducted each policy quarter by reducing the number of accumulation units in the Investment Divisions. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the premium payment made to the policy.
Separate Account policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.25%, distribution (12b-1) fees range from 0.00% to 0.25%, and other expenses range from 0.00% to 1.16%. These ranges are shown as a percentage of average net assets as of December 31, 2016, and approximate the ranges as of December 31, 2017.

NOTE 4—Distribution of Net Income:

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

The changes in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

	2017			2016
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Absolute Return Multi-Strategy—Service Class	8,162	(2,476)	5,686	7,288	(2,994)	4,294
MainStay VP Balanced—Service Class	2,897	(1,589)	1,308	2,934	(1,210)	1,724
MainStay VP Bond—Service Class	2,097	(2,495)	(398)	3,823	(2,412)	1,411
MainStay VP Common Stock—Service Class	4,552	(1,245)	3,307	3,775	(856)	2,919
MainStay VP Conservative Allocation—Service Class	3,508	(5,141)	(1,633)	5,571	(7,542)	(1,971)
MainStay VP Convertible—Service Class	5,136	(1,501)	3,635	2,755	(1,986)	769
MainStay VP Cornerstone Growth—Service Class	415	(446)	(31)	463	(411)	52
MainStay VP Cushing® Renaissance Advantage—Service Class	2,835	(2,448)	387	3,278	(1,756)	1,522
MainStay VP Eagle Small Cap Growth—Initial Class	12	(637)	(625)	47	(708)	(661)
MainStay VP Eagle Small Cap Growth—Service Class	1,204	(536)	668	770	(762)	8
MainStay VP Emerging Markets Equity—Service Class	2,326	(2,906)	(580)	1,166	(2,502)	(1,336)
MainStay VP Epoch U.S. Equity Yield—Service Class	1,234	(2,301)	(1,067)	1,877	(2,166)	(289)
MainStay VP Epoch U.S. Small Cap—Service Class	1,671	(685)	986	1,284	(879)	405
MainStay VP Floating Rate—Service Class	4,484	(3,585)	899	3,979	(3,732)	247
MainStay VP Government—Service Class	787	(2,283)	(1,496)	3,354	(2,496)	858
MainStay VP Growth Allocation—Service Class	11,735	(3,411)	8,324	14,687	(3,031)	11,656
MainStay VP High Yield Corporate Bond—Service Class	19,516	(6,331)	13,185	17,042	(8,778)	8,264
MainStay VP Income Builder—Service Class	3,986	(1,339)	2,647	3,993	(1,516)	2,477
MainStay VP Indexed Bond—Service Class	286	(12)	274	—	—	—
MainStay VP International Equity—Service Class	2,122	(1,978)	144	1,320	(1,800)	(480)
MainStay VP Janus Henderson Balanced—Initial Class	19	(292)	(273)	30	(302)	(272)
MainStay VP Janus Henderson Balanced—Service Class	4,888	(3,267)	1,621	5,796	(3,243)	2,553
MainStay VP Large Cap Growth—Service Class	4,425	(1,856)	2,569	5,279	(1,949)	3,330
MainStay VP MFS® Utilities—Service Class	6,012	(6,332)	(320)	6,429	(7,329)	(900)
MainStay VP Mid Cap Core—Service Class	2,496	(1,348)	1,148	2,329	(1,401)	928
MainStay VP Moderate Allocation—Service Class	6,310	(5,048)	1,262	7,149	(4,476)	2,673
MainStay VP Moderate Growth Allocation—Service Class	10,127	(7,922)	2,205	13,875	(7,166)	6,709
MainStay VP PIMCO Real Return—Service Class	2,372	(2,161)	211	1,716	(2,523)	(807)
MainStay VP S&P 500 Index—Service Class	12,203	(1,383)	10,820	8,244	(1,115)	7,129
MainStay VP Small Cap Core—Service Class	831	(1,707)	(876)	10,630	(797)	9,833
MainStay VP T. Rowe Price Equity Income—Service Class	2,349	(1,693)	656	2,100	(1,498)	602
MainStay VP U.S. Government Money Market—Initial Class	19,535	(47,545)	(28,010)	48,947	(48,449)	498
MainStay VP Unconstrained Bond—Service Class	14,632	(3,124)	11,508	15,070	(5,418)	9,652
MainStay VP VanEck Global Hard Assets—Initial Class	3,495	(5,174)	(1,679)	3,578	(6,025)	(2,447)
American Funds IS® Blue Chip Income and Growth Fund—Class 4	178	(2)	176	—	—	—
American Funds IS® Global Small Capitalization Fund—Class 4	1,007	(138)	869	631	(204)	427
American Funds IS® Growth Fund—Class 4	154	—	154	—	—	—
American Funds IS® New World Fund®—Class 4	3,055	(715)	2,340	3,214	(556)	2,658
BlackRock® Global Allocation V.I. Fund—Class III	3,773	(3,812)	(39)	3,036	(4,266)	(1,230)
BlackRock® High Yield V.I. Fund—Class III	4,270	(1,612)	2,658	3,453	(976)	2,477
ClearBridge Variable Appreciation Portfolio—Class II	145	(6)	139	—	—	—
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	674	(317)	357	643	(155)	488
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	3,187	(278)	2,909	1,989	(450)	1,539

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2017			2016
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	1,214	(807)	407	1,073	(626)	447
Delaware VIP® Small Cap Value Series—Service Class	47	—	47	—	—	—
Deutsche Alternative Asset Allocation VIP—Class B	3,774	(135)	3,639	1,725	(29)	1,696
Dreyfus IP Technology Growth Portfolio—Service Shares	3,119	(680)	2,439	2,088	(764)	1,324
Fidelity® VIP Contrafund® Portfolio—Service Class 2	10,988	(3,033)	7,955	13,379	(3,068)	10,311
Fidelity® VIP Equity-Income Portfolio—Service Class 2	1,687	(1,057)	630	1,602	(984)	618
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2,604	(730)	1,874	2,085	(1,362)	723
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2,241	(1,095)	1,146	1,634	(1,251)	383
Invesco V.I. American Value Fund—Series II Shares	599	(666)	(67)	876	(847)	29
Invesco V.I. International Growth Fund—Series II Shares	3,831	(890)	2,941	4,921	(502)	4,419
Janus Henderson VIT Enterprise Portfolio—Service Shares	162	—	162	—	—	—
Janus Henderson VIT Global Research Portfolio—Service Shares	693	(613)	80	475	(780)	(305)
MFS® International Value Portfolio—Service Class	900	(21)	879	—	—	—
MFS® Investors Trust Series—Service Class	3,620	(319)	3,301	3,198	(295)	2,903
MFS® Research Series—Service Class	712	(199)	513	795	(299)	496
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	1,563	(1,850)	(287)	2,810	(920)	1,890
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2,949	(822)	2,127	3,766	(1,133)	2,633
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	7,474	(1,187)	6,287	9,554	(1,164)	8,390
PIMCO VIT Low Duration Portfolio—Advisor Class	6,994	(3,463)	3,531	3,423	(1,336)	2,087
PIMCO VIT Total Return Portfolio—Advisor Class	7,999	(1,617)	6,382	10,008	(860)	9,148
Royce Micro-Cap Portfolio—Investment Class	—	—	—	271	(7,461)	(7,190)
Victory VIF Diversified Stock Fund—Class A Shares	132	(166)	(34)	176	(224)	(48)

NYLIAC Variable Annuity Separate Account-IV
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2017, 2016, 2015, 2014, and 2013:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Absolute Return Multi-Strategy—Service Class	2017	$344,079	38,559	$8.94 to $8.94	(0.5%) to (0.5%)	0.9%
	2016	294,815	32,873	8.99 to 8.99	(0.2%) to (0.2%)	0.0%
	2015	256,691	28,579	9.00 to 9.00	(10.0%) to (8.0%)	0.0%
	2014	252,646	25,869	9.79 to 9.79	(12.1%) to (12.1%)	0.0%
	2013	158,607	14,248	11.14 to 11.14	11.4% to 11.4%	0.0%
MainStay VP Balanced—Service Class	2017	$285,496	15,667	$11.61 to $22.44	9.7% to 9.7%	1.1%
	2016	258,094	14,359	10.58 to 20.44	10.0% to 10.0%	1.2%
	2015	221,823	12,635	9.62 to 18.59	(3.8%) to (2.8%)	0.9%
	2014	201,626	10,702	14.45 to 19.13	10.6% to 10.6%	0.7%
	2013	158,434	9,285	13.07 to 17.30	21.6% to 21.6%	1.0%
MainStay VP Bond—Service Class	2017	$231,044	17,347	$10.60 to $17.56	3.6% to 3.6%	2.2%
	2016	235,252	17,745	10.23 to 16.95	3.3% to 3.3%	2.5%
	2015	216,756	16,334	9.91 to 16.41	(0.9%) to 0.0%	2.2%
	2014	218,709	16,185	11.35 to 16.42	5.6% to 5.6%	1.8%
	2013	215,305	16,657	10.75 to 15.55	(2.1%) to (2.1%)	1.6%
MainStay VP Common Stock—Service Class	2017	$200,892	10,647	$13.04 to $34.37	22.5% to 22.5%	1.3%
	2016	134,894	7,340	10.64 to 28.05	8.8% to 8.8%	1.4%
	2015	93,080	4,421	9.78 to 25.77	(2.2%) to 0.6%	1.2%
	2014	77,165	3,295	16.67 to 25.62	14.2% to 14.2%	1.1%
	2013	42,081	1,998	14.59 to 22.42	35.3% to 35.3%	1.5%
MainStay VP Conservative Allocation—Service Class	2017	$545,460	32,379	$11.24 to $19.45	10.5% to 10.5%	1.8%
	2016	535,344	34,012	10.17 to 17.60	6.1% to 6.1%	2.4%
	2015	554,248	35,983	9.58 to 16.59	(4.2%) to (1.7%)	2.2%
	2014	525,681	32,932	12.59 to 16.87	4.0% to 4.0%	2.4%
	2013	475,727	30,923	12.10 to 16.21	12.7% to 12.7%	2.4%
MainStay VP Convertible—Service Class	2017	$379,925	20,173	$11.78 to $29.62	11.7% to 11.7%	1.5%
	2016	312,151	16,538	10.55 to 26.52	11.8% to 11.8%	3.7%
	2015	288,324	15,769	9.43 to 23.72	(5.7%) to (1.6%)	2.4%
	2014	265,589	13,404	12.88 to 24.10	7.7% to 7.7%	2.8%
	2013	224,770	12,010	11.96 to 22.37	25.0% to 25.0%	2.3%

NYLIAC Variable Annuity Separate Account-IV
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Cornerstone Growth—Service Class	2017	$36,266	1,750	$12.80 to $26.92	30.1% to 30.1%	0.0%
	2016	31,015	1,781	9.84 to 20.69	0.1% to 0.1%	0.0%
	2015	32,466	1,729	9.82 to 20.66	(1.8%) to 2.3%	0.0%
	2014	29,358	1,520	14.10 to 20.19	8.5% to 8.5%	0.4%
	2013	27,309	1,528	12.99 to 18.60	24.4% to 24.4%	0.6%
MainStay VP Cushing® Renaissance Advantage—Service Class	2017	$25,074	2,419	$10.39 to $10.39	7.6% to 7.6%	0.0%
	2016	19,585	2,032	9.65 to 9.65	28.5% to 28.5%	0.2%
	2015	3,824	510	7.51 to 7.51	(24.9%) to (24.9%)	0.9%
MainStay VP Eagle Small Cap Growth—Initial Class	2017	$44,411	2,477	$17.96 to $17.96	22.8% to 22.8%	0.0%
	2016	45,274	3,102	14.62 to 14.62	10.0% to 10.0%	0.0%
	2015	49,918	3,763	13.29 to 13.29	(22.0%) to (16.4%)	0.0%
	2014	61,189	4,570	13.41 to 13.41	2.5% to 2.5%	0.0%
	2013	70,271	5,382	13.08 to 13.08	30.9% to 30.9%	0.1%
MainStay VP Eagle Small Cap Growth—Service Class	2017	$55,879	3,689	$12.99 to $17.70	22.5% to 22.5%	0.0%
	2016	38,939	3,021	10.60 to 14.44	9.7% to 9.7%	0.0%
	2015	36,504	3,013	9.66 to 13.16	(0.9%) to (0.9%)	0.0%
	2014	26,081	2,050	11.99 to 13.32	2.3% to 2.3%	0.0%
	2013	21,647	1,694	11.72 to 13.02	17.2% to 30.6%	0.0%
MainStay VP Emerging Markets Equity—Service Class	2017	$138,295	12,935	$10.57 to $11.81	42.8% to 42.8%	1.0%
	2016	100,326	13,515	7.41 to 8.27	6.0% to 6.0%	0.2%
	2015	103,692	14,851	6.99 to 7.80	(3.4%) to (1.2%)	1.0%
	2014	126,298	15,135	8.36 to 8.36	(12.2%) to (12.2%)	0.9%
	2013	134,947	14,199	9.52 to 9.52	(5.7%) to (5.7%)	0.5%
MainStay VP Epoch U.S. Equity Yield—Service Class	2017	$324,929	14,708	$11.60 to $28.53	18.4% to 18.4%	1.1%
	2016	311,699	15,775	9.80 to 24.10	4.6% to 4.6%	0.9%
	2015	322,576	16,064	9.37 to 23.04	(6.3%) to (4.0%)	2.4%
	2014	352,208	16,144	14.71 to 24.00	8.6% to 8.6%	1.2%
	2013	309,711	15,187	13.54 to 22.10	30.0% to 30.0%	1.4%
MainStay VP Epoch U.S. Small Cap—Service Class	2017	$149,463	6,636	$12.67 to $36.91	15.5% to 15.5%	0.3%
	2016	124,909	5,650	10.97 to 31.95	15.9% to 15.9%	0.2%
	2015	112,224	5,245	9.47 to 27.57	(5.3%) to (4.1%)	0.3%
	2014	114,372	4,728	14.78 to 28.75	6.3% to 6.3%	0.1%
	2013	102,024	4,354	13.90 to 27.04	37.6% to 37.6%	0.6%

NYLIAC Variable Annuity Separate Account-IV
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Floating Rate—Service Class	2017	$381,431	27,809	$10.92 to $15.66	3.7% to 3.7%	4.0%
	2016	366,032	26,910	10.53 to 15.09	8.2% to 8.2%	3.7%
	2015	343,079	26,663	9.73 to 13.96	(2.7%) to (0.2%)	3.6%
	2014	344,981	26,511	11.20 to 13.93	0.6% to 0.6%	3.7%
	2013	308,123	23,688	11.13 to 13.85	4.2% to 4.2%	3.9%
MainStay VP Government—Service Class	2017	$100,377	8,049	$10.21 to $15.66	1.9% to 1.9%	2.3%
	2016	118,760	9,545	10.02 to 15.38	0.8% to 0.8%	2.3%
	2015	110,105	8,687	9.94 to 15.25	(0.6%) to (0.3%)	2.7%
	2014	107,595	8,404	11.00 to 15.21	4.4% to 4.4%	2.8%
	2013	109,545	8,815	10.54 to 14.58	(2.7%) to (2.7%)	3.0%
MainStay VP Growth Allocation—Service Class	2017	$862,228	51,642	$12.15 to $24.56	22.4% to 22.4%	0.8%
	2016	649,658	43,318	9.93 to 20.07	7.3% to 7.3%	1.4%
	2015	511,833	31,662	9.26 to 18.70	(7.4%) to (3.4%)	1.8%
	2014	373,571	20,200	13.87 to 19.35	4.6% to 4.6%	1.3%
	2013	210,772	12,211	13.26 to 18.50	30.5% to 30.5%	0.8%
MainStay VP High Yield Corporate Bond—Service Class	2017	$1,775,592	105,301	$11.67 to $26.94	6.6% to 6.6%	5.9%
	2016	1,565,506	92,116	10.95 to 25.27	15.9% to 15.9%	5.7%
	2015	1,324,582	83,852	9.44 to 21.80	(5.6%) to (1.8%)	5.9%
	2014	1,315,905	78,186	12.40 to 22.20	1.5% to 1.5%	5.8%
	2013	1,173,764	69,607	12.21 to 21.87	6.4% to 6.4%	5.6%
MainStay VP Income Builder—Service Class	2017	$304,784	16,970	$11.44 to $25.88	12.2% to 12.2%	3.4%
	2016	252,847	14,323	10.19 to 23.06	9.0% to 9.0%	4.1%
	2015	209,678	11,846	9.35 to 21.15	(6.5%) to (3.7%)	4.6%
	2014	182,677	9,429	14.07 to 21.97	7.8% to 7.8%	5.5%
	2013	119,003	6,563	13.05 to 20.37	18.1% to 18.1%	5.0%
MainStay VP Indexed Bond—Service Class	2017	$2,774	274	$10.13 to $10.13	1.3% to 1.3%	1.8%
MainStay VP International Equity—Service Class	2017	$200,235	11,309	$12.33 to $26.91	32.3% to 32.3%	0.3%
	2016	158,669	11,165	9.32 to 20.34	(5.2%) to (5.2%)	0.5%
	2015	180,868	11,645	9.83 to 21.45	(1.7%) to 5.9%	0.7%
	2014	179,056	11,906	10.43 to 20.25	(2.9%) to (2.9%)	0.5%
	2013	170,956	10,599	10.74 to 20.85	14.8% to 14.8%	1.0%

NYLIAC Variable Annuity Separate Account-IV
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Janus Henderson Balanced—Initial Class	2017	$27,282	1,590	$17.19 to $17.19	18.3% to 18.3%	1.8%
	2016	27,007	1,863	14.53 to 14.53	4.7% to 4.7%	1.9%
	2015	29,567	2,135	13.87 to 13.87	0.7% to 0.7%	1.8%
	2014	32,921	2,394	13.78 to 13.78	8.7% to 8.7%	1.4%
	2013	34,042	2,691	12.68 to 12.68	20.2% to 20.2%	1.4%
MainStay VP Janus Henderson Balanced—Service Class	2017	$519,437	33,341	$12.08 to $16.94	18.1% to 18.1%	1.6%
	2016	433,634	31,720	10.23 to 14.35	4.4% to 4.4%	1.7%
	2015	394,844	29,167	9.80 to 13.74	(2.0%) to 0.5%	1.7%
	2014	367,183	26,896	13.68 to 13.68	8.4% to 8.4%	1.3%
	2013	319,739	25,391	12.62 to 12.62	19.9% to 19.9%	1.4%
MainStay VP Large Cap Growth—Service Class	2017	$429,048	19,660	$13.17 to $31.39	32.1% to 32.1%	0.0%
	2016	317,945	17,091	9.97 to 23.77	(2.5%) to (2.5%)	0.0%
	2015	302,134	13,761	10.23 to 24.38	2.3% to 5.9%	0.0%
	2014	244,020	10,913	15.22 to 23.02	10.4% to 10.4%	0.0%
	2013	201,245	9,886	13.79 to 20.86	36.1% to 36.1%	0.1%
MainStay VP MFS® Utilities—Service Class	2017	$800,803	55,078	$10.54 to $15.94	14.4% to 14.4%	3.8%
	2016	730,032	55,398	9.21 to 13.93	11.1% to 11.1%	2.8%
	2015	690,232	56,298	8.29 to 12.53	(17.1%) to (14.6%)	3.8%
	2014	773,435	52,834	14.67 to 14.67	12.4% to 12.4%	1.6%
	2013	568,692	43,665	13.05 to 13.05	20.0% to 20.0%	2.3%
MainStay VP Mid Cap Core—Service Class	2017	$299,572	12,146	$12.29 to $40.92	18.8% to 18.8%	0.8%
	2016	262,084	10,998	10.34 to 34.43	10.9% to 10.9%	0.6%
	2015	244,875	10,070	9.32 to 31.05	(6.8%) to (3.9%)	0.3%
	2014	256,343	9,272	16.52 to 32.31	14.1% to 14.1%	0.3%
	2013	201,487	8,066	14.48 to 28.32	41.8% to 41.8%	0.9%
MainStay VP Moderate Allocation—Service Class	2017	$860,530	48,639	$11.57 to $20.66	14.7% to 14.7%	1.5%
	2016	769,783	47,377	10.09 to 18.01	6.1% to 6.1%	2.0%
	2015	724,299	44,704	9.51 to 16.97	(4.9%) to (1.9%)	2.2%
	2014	709,293	41,672	13.10 to 17.29	4.4% to 4.4%	2.0%
	2013	642,422	39,330	12.55 to 16.57	18.8% to 18.8%	1.9%
MainStay VP Moderate Growth Allocation—Service Class	2017	$1,746,224	89,197	$11.90 to $23.50	18.3% to 18.3%	1.2%
	2016	1,523,116	86,992	10.06 to 19.86	7.3% to 7.3%	1.9%
	2015	1,404,757	80,283	9.37 to 18.51	(6.3%) to (2.6%)	2.2%
	2014	1,371,126	73,947	13.57 to 19.01	4.3% to 4.3%	1.7%
	2013	1,181,414	66,533	13.01 to 18.22	25.6% to 25.6%	1.2%

NYLIAC Variable Annuity Separate Account-IV
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP PIMCO Real Return—Service Class	2017	$213,196	20,653	$10.34 to $10.35	3.2% to 3.2%	1.5%
	2016	204,454	20,442	10.02 to 10.03	5.0% to 5.0%	1.4%
	2015	202,293	21,249	9.54 to 9.55	(4.5%) to (2.6%)	4.0%
	2014	230,891	23,617	9.80 to 9.80	2.3% to 2.3%	0.6%
	2013	242,401	25,371	9.58 to 9.58	(9.3%) to (9.3%)	1.0%
MainStay VP S&P 500 Index—Service Class	2017	$612,938	30,992	$13.23 to $33.17	21.2% to 21.2%	1.3%
	2016	383,940	20,172	10.92 to 27.37	11.3% to 11.3%	1.5%
	2015	266,287	13,043	9.80 to 24.58	(2.0%) to 0.8%	1.3%
	2014	207,494	9,126	16.03 to 24.37	13.1% to 13.1%	1.3%
	2013	146,036	7,159	14.18 to 21.56	31.7% to 31.7%	1.5%
MainStay VP Small Cap Core—Service Class	2017	$120,869	8,957	$13.52 to $13.52	13.6% to 13.6%	0.0%
	2016	116,893	9,833	11.89 to 11.89	18.9% to 18.9%	0.1%
MainStay VP T. Rowe Price Equity Income—Service Class	2017	$214,042	12,492	$12.61 to $19.22	15.9% to 15.9%	1.9%
	2016	184,151	11,836	10.88 to 16.58	18.5% to 18.5%	1.7%
	2015	154,092	11,234	9.18 to 13.99	(8.2%) to (7.0%)	1.5%
	2014	165,251	11,006	15.04 to 15.04	7.5% to 7.5%	1.3%
	2013	147,012	10,521	14.00 to 14.00	30.0% to 30.0%	1.1%
MainStay VP U.S. Government Money Market—Initial Class	2017	$221,555	60,769	$1.00 to $10.05	0.4% to 0.4%	0.4%
	2016	332,928	88,779	1.00 to 10.01	0.0% to 0.0%	0.0%
	2015	289,961	88,281	1.00 to 10.01	0.0% to 0.0%	0.0%
	2014	219,977	82,667	1.00 to 10.01	0.0% to 0.0%	0.0%
	2013	228,496	94,132	1.00 to 10.01	0.0% to 0.0%	0.0%
MainStay VP Unconstrained Bond—Service Class	2017	$825,436	69,580	$10.71 to $12.90	4.5% to 4.5%	2.9%
	2016	676,397	58,072	10.24 to 12.34	7.2% to 7.2%	3.3%
	2015	545,419	48,420	9.55 to 11.51	(4.5%) to (2.7%)	3.3%
	2014	395,967	33,552	11.82 to 11.82	1.7% to 1.7%	3.8%
	2013	185,752	16,002	11.63 to 11.63	3.9% to 3.9%	5.2%
MainStay VP VanEck Global Hard Assets—Initial Class	2017	$203,248	25,788	$7.81 to $8.65	(0.7%) to (0.7%)	0.0%
	2016	216,898	27,467	7.86 to 8.71	43.3% to 43.3%	0.6%
	2015	163,930	29,914	5.48 to 6.07	(39.3%) to (33.0%)	0.4%
	2014	221,856	27,179	8.18 to 8.18	(18.8%) to (18.8%)	0.4%
	2013	265,245	26,376	10.08 to 10.08	11.0% to 11.0%	1.1%
American Funds IS® Blue Chip Income and Growth Fund—Class 4	2017	$1,866	176	$10.61 to $10.61	6.1% to 6.1%	1.3%

NYLIAC Variable Annuity Separate Account-IV
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
American Funds IS® Global Small Capitalization Fund—Class 4	2017	$20,624	1,738	$11.88 to $11.88	25.6% to 25.6%	0.4%
	2016	8,203	869	9.46 to 9.46	1.8% to 1.8%	0.1%
	2015	4,097	442	9.29 to 9.29	(7.1%) to (7.1%)	0.0%
American Funds IS® Growth Fund—Class 4	2017	$1,572	154	$10.23 to $10.23	2.3% to 2.3%	0.2%
American Funds IS® New World Fund®—Class 4	2017	$136,696	11,167	$12.12 to $12.38	29.1% to 29.1%	0.9%
	2016	83,475	8,827	9.39 to 9.59	5.0% to 5.0%	0.7%
	2015	55,274	6,169	8.94 to 9.13	(8.7%) to (3.4%)	0.6%
	2014	17,281	1,869	9.25 to 9.25	(7.5%) to (7.5%)	1.8%
BlackRock® Global Allocation V.I. Fund—Class III	2017	$518,520	39,667	$11.14 to $13.52	13.7% to 13.7%	1.3%
	2016	463,732	39,706	9.79 to 11.89	3.8% to 3.8%	1.2%
	2015	465,900	40,936	9.43 to 11.45	(5.7%) to (1.0%)	1.0%
	2014	488,906	42,353	11.57 to 11.57	1.9% to 1.9%	2.3%
	2013	437,350	38,616	11.35 to 11.35	14.4% to 14.4%	1.2%
BlackRock® High Yield V.I. Fund—Class III	2017	$127,372	11,208	$11.24 to $11.53	7.1% to 7.1%	4.9%
	2016	91,083	8,550	10.50 to 10.77	12.8% to 12.8%	5.1%
	2015	57,611	6,073	9.30 to 9.54	(7.0%) to (3.8%)	4.7%
	2014	21,890	2,207	9.92 to 9.92	(0.8%) to (0.8%)	3.0%
ClearBridge Variable Appreciation Portfolio—Class II	2017	$1,551	139	$11.18 to $11.18	11.8% to 11.8%	1.5%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2017	$8,371	964	$8.70 to $8.70	1.7% to 1.7%	6.1%
	2016	5,186	607	8.55 to 8.55	12.4% to 12.4%	0.0%
	2015	906	119	7.61 to 7.61	(23.9%) to (23.9%)	0.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2017	$55,553	4,720	$11.79 to $11.79	11.7% to 11.7%	4.4%
	2016	19,090	1,811	10.55 to 10.55	11.1% to 11.1%	2.1%
	2015	2,580	272	9.50 to 9.50	(5.0%) to (5.0%)	0.0%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2017	$106,310	4,711	$13.95 to $29.24	14.0% to 14.0%	0.3%
	2016	94,632	4,304	12.24 to 25.66	32.7% to 32.7%	0.4%
	2015	69,296	3,857	9.22 to 19.33	(7.8%) to (6.3%)	0.6%
	2014	77,951	3,931	13.54 to 20.63	3.1% to 3.1%	0.5%
	2013	68,931	3,564	13.13 to 20.02	34.0% to 34.0%	1.0%
Delaware VIP® Small Cap Value Series—Service Class	2017	$487	47	$10.41 to $10.41	4.1% to 4.1%	0.0%
Deutsche Alternative Asset Allocation VIP—Class B	2017	$57,762	5,335	$10.84 to $10.84	7.0% to 7.0%	1.6%
	2016	17,174	1,696	10.13 to 10.13	1.3% to 1.3%	0.0%

NYLIAC Variable Annuity Separate Account-IV
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Dreyfus IP Technology Growth Portfolio—Service Shares	2017	$229,939	9,235	$14.98 to $38.95	42.4% to 42.4%	0.0%
	2016	136,725	6,796	10.52 to 27.36	4.4% to 4.4%	0.0%
	2015	121,673	5,472	10.08 to 26.22	0.8% to 5.9%	0.0%
	2014	97,207	4,247	14.05 to 24.75	6.6% to 6.6%	0.0%
	2013	83,930	3,868	13.18 to 23.22	32.5% to 32.5%	0.0%
Fidelity® VIP Contrafund® Portfolio—Service Class 2	2017	$1,012,435	51,118	$12.66 to $38.34	21.6% to 21.6%	0.8%
	2016	794,791	43,163	10.42 to 31.53	7.7% to 7.7%	0.7%
	2015	677,631	32,852	9.67 to 29.27	(3.3%) to 0.4%	0.9%
	2014	536,017	22,783	15.09 to 29.15	11.7% to 11.7%	0.9%
	2013	364,245	16,514	13.51 to 26.11	31.0% to 31.0%	0.9%
Fidelity® VIP Equity-Income Portfolio—Service Class 2	2017	$125,786	6,114	$12.34 to $27.44	12.6% to 12.6%	1.5%
	2016	113,564	5,484	10.95 to 24.36	17.7% to 17.7%	2.2%
	2015	94,752	4,866	9.31 to 20.70	(6.9%) to (4.2%)	3.0%
	2014	103,993	4,954	14.90 to 21.61	8.5% to 8.5%	2.7%
	2013	96,367	4,954	13.73 to 19.92	27.8% to 27.8%	2.5%
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2017	$86,406	5,955	$13.47 to $16.09	34.2% to 34.2%	0.1%
	2016	45,135	4,081	10.04 to 11.99	0.1% to 0.1%	0.0%
	2015	38,772	3,358	10.03 to 11.98	0.3% to 5.3%	0.0%
	2014	4,198	369	11.37 to 11.37	13.7% to 13.7%	0.0%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2017	$259,924	10,755	$12.67 to $46.84	20.5% to 20.5%	0.5%
	2016	220,087	9,609	10.51 to 38.86	11.9% to 11.9%	0.3%
	2015	208,331	9,226	9.39 to 34.72	(6.1%) to (1.6%)	0.3%
	2014	224,564	9,177	13.73 to 35.30	6.0% to 6.0%	0.0%
	2013	210,703	8,828	12.95 to 33.29	35.9% to 35.9%	0.3%
Invesco V.I. American Value Fund—Series II Shares	2017	$42,491	3,144	$11.04 to $14.92	9.7% to 9.7%	0.6%
	2016	40,935	3,211	10.07 to 13.60	15.2% to 15.2%	0.1%
	2015	36,302	3,182	8.74 to 11.81	(12.6%) to (9.4%)	0.0%
	2014	26,212	2,015	13.03 to 13.03	9.5% to 9.5%	0.2%
	2013	8,907	749	11.90 to 11.90	19.0% to 19.0%	0.6%
Invesco V.I. International Growth Fund—Series II Shares	2017	$166,877	14,863	$11.00 to $11.59	22.7% to 22.7%	1.3%
	2016	109,870	11,922	8.96 to 9.45	(0.7%) to (0.7%)	1.3%
	2015	70,518	7,503	9.03 to 9.51	(9.7%) to (2.6%)	1.6%
	2014	21,642	2,217	9.77 to 9.77	(2.3%) to (2.3%)	1.5%
Janus Henderson VIT Enterprise Portfolio—Service Shares	2017	$1,655	162	$10.22 to $10.22	2.2% to 2.2%	0.0%

NYLIAC Variable Annuity Separate Account-IV
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Janus Henderson VIT Global Research Portfolio—Service Shares	2017	$76,217	3,891	$11.70 to $23.77	26.7% to 26.7%	0.7%
	2016	63,097	3,811	9.24 to 18.77	1.8% to 1.8%	1.0%
	2015	69,863	4,116	9.07 to 18.43	(9.3%) to (2.5%)	0.5%
	2014	68,352	3,793	13.19 to 18.91	7.2% to 7.2%	1.0%
	2013	57,617	3,407	12.30 to 17.64	28.1% to 28.1%	1.1%
MFS® International Value Portfolio—Service Class	2017	$10,061	879	$11.45 to $11.45	14.5% to 14.5%	1.1%
MFS® Investors Trust Series—Service Class	2017	$159,020	9,660	$13.00 to $32.99	23.0% to 23.0%	0.6%
	2016	96,013	6,359	10.57 to 26.81	8.3% to 8.3%	0.6%
	2015	59,761	3,456	9.76 to 24.75	(2.4%) to 0.0%	0.8%
	2014	26,785	1,275	15.63 to 24.77	10.7% to 10.7%	0.8%
	2013	11,263	567	14.12 to 22.37	31.7% to 31.7%	1.0%
MFS® Research Series—Service Class	2017	$47,378	2,296	$13.01 to $35.64	23.1% to 23.1%	1.1%
	2016	33,621	1,783	10.57 to 28.96	8.5% to 8.5%	0.6%
	2015	26,462	1,287	9.75 to 26.69	(2.5%) to 0.5%	0.5%
	2014	23,769	1,053	15.66 to 26.55	9.9% to 9.9%	0.6%
	2013	18,914	904	14.24 to 24.15	32.0% to 32.0%	0.3%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2017	$103,328	8,379	$11.21 to $13.09	2.9% to 2.9%	1.3%
	2016	106,014	8,666	10.90 to 12.73	6.5% to 6.5%	1.0%
	2015	79,771	6,776	10.23 to 11.94	1.9% to 2.3%	1.2%
	2014	61,283	5,236	11.72 to 11.72	29.4% to 29.4%	1.2%
	2013	12,574	1,390	9.06 to 9.06	(9.4%) to (9.4%)	0.6%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2017	$228,423	12,257	$12.24 to $37.53	24.6% to 24.6%	0.0%
	2016	172,437	10,130	9.83 to 30.13	4.2% to 4.2%	0.0%
	2015	151,571	7,497	9.43 to 28.92	(5.7%) to 1.0%	0.0%
	2014	94,904	4,003	14.45 to 28.64	7.3% to 7.3%	0.0%
	2013	75,441	3,331	13.47 to 26.69	32.3% to 32.3%	0.0%
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2017	$344,628	30,771	$10.81 to $11.75	2.7% to 2.7%	5.1%
	2016	269,943	24,484	10.53 to 11.45	6.4% to 6.4%	1.4%
	2015	170,028	16,094	9.90 to 10.76	(1.0%) to 0.2%	3.9%
	2014	48,709	4,537	10.74 to 10.74	7.4% to 7.4%	1.0%
PIMCO VIT Low Duration Portfolio—Advisor Class	2017	$57,126	5,618	$10.19 to $10.19	1.2% to 1.2%	1.2%
	2016	20,978	2,087	10.06 to 10.06	0.6% to 0.6%	0.8%

NYLIAC Variable Annuity Separate Account-IV
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
PIMCO VIT Total Return Portfolio—Advisor Class	2017	$321,735	29,807	$10.65 to $11.04	4.8% to 4.8%	1.9%
	2016	242,298	23,425	10.16 to 10.53	2.6% to 2.6%	1.9%
	2015	145,188	14,277	9.90 to 10.26	(1.0%) to 0.4%	6.0%
	2014	40,624	3,974	10.23 to 10.23	2.3% to 2.3%	2.2%
Royce Micro-Cap Portfolio—Investment Class	2017	$—	—	$—	—	—
	2016	—	—	—	—	—
	2015	107,580	7,190	8.79 to 17.37	(12.5%) to (12.1%)	0.0%
	2014	132,617	7,599	10.06 to 19.84	(3.6%) to (3.6%)	0.0%
	2013	132,131	7,198	10.43 to 20.58	21.0% to 21.0%	0.5%
Victory VIF Diversified Stock Fund—Class A Shares	2017	$18,812	842	$12.74 to $27.40	26.5% to 26.5%	0.7%
	2016	16,003	876	10.07 to 21.67	3.9% to 3.9%	1.0%
	2015	17,233	924	9.70 to 20.85	(3.1%) to (3.0%)	0.6%
	2014	19,584	964	15.06 to 21.53	10.2% to 10.2%	0.9%
	2013	17,242	927	13.67 to 19.53	33.9% to 33.9%	0.6%

Not all investment options are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of net assets are 1.20% to 1.90%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
______________

1
Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

2
These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-IV Policyowners

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each investment division of NYLIAC Variable Annuity Separate Account-IV listed in the table below (hereafter collectively referred to as the "Investment Divisions") as of December 31, 2017, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Investment Divisions as of December 31, 2017, the results of each of their operations and changes in each of their net assets for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

MainStay VP Absolute Return Multi-Strategy—Service Class (1)	MainStay VP Unconstrained Bond—Service Class (1)
MainStay VP Balanced—Service Class (1)	MainStay VP VanEck Global Hard Assets—Initial Class (1)
MainStay VP Bond—Service Class (1)	American Funds IS® Blue Chip Income and Growth Fund—Class 4 (4)
MainStay VP Common Stock—Service Class (1)	American Funds IS® Global Small Capitalization Fund—Class 4 (1)
MainStay VP Conservative Allocation—Service Class (1)	American Funds IS® Growth Fund—Class 4 (4)
MainStay VP Convertible—Service Class (1)	American Funds IS® New World Fund®—Class 4 (1)
MainStay VP Cornerstone Growth—Service Class (1)	BlackRock® Global Allocation V.I. Fund—Class III (1)
MainStay VP Cushing® Renaissance Advantage—Service Class (1)	BlackRock® High Yield V.I. Fund—Class III (1)
MainStay VP Eagle Small Cap Growth—Initial Class (1)	ClearBridge Variable Appreciation Portfolio—Class II (3)
MainStay VP Eagle Small Cap Growth—Service Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 (1)
MainStay VP Emerging Markets Equity—Service Class (1)	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2 (1)
MainStay VP Epoch U.S. Equity Yield—Service Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)
MainStay VP Epoch U.S. Small Cap—Service Class (1)	Delaware VIP® Small Cap Value Series—Service Class (4)
MainStay VP Floating Rate—Service Class (1)	Deutsche Alternative Asset Allocation VIP—Class B (2)
MainStay VP Government—Service Class (1)	Dreyfus IP Technology Growth Portfolio—Service Shares (1)
MainStay VP Growth Allocation—Service Class (1)	Fidelity® VIP Contrafund® Portfolio—Service Class 2 (1)
MainStay VP High Yield Corporate Bond—Service Class (1)	Fidelity® VIP Equity-Income Portfolio—Service Class 2 (1)
MainStay VP Income Builder—Service Class (1)	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2 (1)
MainStay VP Indexed Bond—Service Class (3)	Fidelity® VIP Mid Cap Portfolio—Service Class 2 (1)
MainStay VP International Equity—Service Class (1)	Invesco V.I. American Value Fund—Series II Shares (1)
MainStay VP Janus Henderson Balanced—Initial Class (1)	Invesco V.I. International Growth Fund—Series II Shares (1)
MainStay VP Janus Henderson Balanced—Service Class (1)	Janus Henderson VIT Enterprise Portfolio—Service Shares (4)
MainStay VP Large Cap Growth—Service Class (1)	Janus Henderson VIT Global Research Portfolio—Service Shares (1)
MainStay VP MFS® Utilities—Service Class (1)	MFS® International Value Portfolio—Service Class (3)
MainStay VP Mid Cap Core—Service Class (1)	MFS® Investors Trust Series—Service Class (1)
MainStay VP Moderate Allocation—Service Class (1)	MFS® Research Series—Service Class (1)
MainStay VP Moderate Growth Allocation—Service Class (1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class II (1)
MainStay VP PIMCO Real Return—Service Class (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S (1)
MainStay VP S&P 500 Index—Service Class (1)	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class (1)
MainStay VP Small Cap Core—Service Class (2)	PIMCO VIT Low Duration Portfolio—Advisor Class (2)
MainStay VP T. Rowe Price Equity Income—Service Class (1)	PIMCO VIT Total Return Portfolio—Advisor Class (1)
MainStay VP U.S. Government Money Market—Initial Class (1)	Victory VIF Diversified Stock Fund—Class A Shares (1)

(1) Statement of Assets and Liabilities as of December 31, 2017, Statement of Operations for the year ended December 31, 2017, and Statements of Changes in Net Assets for each of the two years ended December 31, 2017

(2) Statement of Assets and Liabilities as of December 31, 2017, Statement of Operations for the year ended December 31, 2017, and Statements of Changes in Net Assets for the year ended December 31, 2017 and the period May 1, 2016 (commencement of operations) to December 31, 2016.

(3) Statement of Assets and Liabilities as of December 31, 2017, Statement of Operations for the period May 1, 2017 (commencement of operations) to December 31, 2017, and Statement of Changes in Net Assets for the period May 1, 2017 (commencement of operations) to December 31, 2017.

(4) Statement of Assets and Liabilities as of December 31, 2017, Statement of Operations for the period November 1, 2017 (commencement of operations) to December 31, 2017, and Statement of Changes in Net Assets for the period November 1, 2017 (commencement of operations) to December 31, 2017

Report of Independent Registered Public Accounting Firm (Continued)

Basis for Opinions

These financial statements are the responsibility of New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the Investment Divisions’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Investment Divisions in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 23, 2018

We have served as the auditor of one or more of the Investment Divsions in NYLIAC Variable Annuity Separate Account-IV since 2003.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED FINANCIAL STATEMENTS
(GAAP Basis)
December 31, 2017 and 2016

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

We have audited the accompanying consolidated financial statements of New York Life Insurance and Annuity Corporation and its subsidiaries (the “Company”), which comprise the consolidated statements of financial position as of December 31, 2017 and 2016, and the related consolidated statements of operations, of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2017.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in accordance with accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Emphasis of Matter

As disclosed in Note 11 to the consolidated financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

March 8, 2018

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
	December 31,
	2017	2016
	(in millions)
Assets
Fixed maturities (includes securities pledged to creditors
of $660 and $659 in 2017 and 2016, respectively):
Available-for-sale, at fair value	$88,159	$82,556
Securities, at fair value	2,428	1,923
Equity securities:
Available-for-sale, at fair value	41	34
Securities, at fair value	1,138	925
Mortgage loans, net of allowances	14,421	13,705
Policy loans	873	872
Investments in affiliates	600	573
Other investments	1,624	1,755
Total investments	109,284	102,343

Cash and cash equivalents	2,210	1,855
Deferred policy acquisition costs	3,249	3,412
Interest in annuity contracts	7,431	6,808
Amounts recoverable from reinsurer:
Affiliated	4,088	4,251
Unaffiliated	1,881	1,612
Other assets	1,541	1,599
Separate account assets	35,092	30,807
Total assets	$164,776	$152,687

Liabilities
Policyholders’ account balances	$77,789	$74,019
Future policy benefits	22,246	20,292
Policy claims	345	311
Obligations under structured settlement agreements	7,431	6,808
Amounts payable to reinsurer:
Affiliated	4,019	4,159
Unaffiliated	61	66
Other liabilities (includes other liabilities carried at fair value of $111 and $43
in 2017 and 2016, respectively)	2,887	3,141
Separate account liabilities	35,092	30,807
Total liabilities	149,870	139,603

Stockholder’s Equity
Capital stock: par value $10,000
(20,000 shares authorized, 2,500 issued and outstanding)	25	25
Additional paid in capital	3,928	3,928
Accumulated other comprehensive income	1,992	1,056
Retained earnings	8,910	8,074
Total New York Life and Annuity stockholder’s equity	14,855	13,083
Non-controlling interest	51	1
Total stockholder’s equity	14,906	13,084
Total liabilities and stockholder’s equity	$164,776	$152,687
The accompanying notes are an integral part of the consolidated financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2017	2016	2015
	(in millions)

Revenues
Premiums	$2,652	$2,743	$2,432
Fees-universal life and annuity policies	1,227	1,112	1,019
Net investment income	4,023	3,871	3,767
Net investment (losses) gains:
Other-than-temporary impairments on fixed maturities	(55)	(119)	(107)
Other-than-temporary impairments on fixed maturities
recognized in accumulated other comprehensive income	12	14	13
All other net investment gains	317	195	154
Total net investment gains	274	90	60
Net revenue from reinsurance	65	73	97
Other income	138	107	125
Total revenues	8,379	7,996	7,500

Expenses
Interest credited to policyholders’ account balances	2,015	2,134	2,061
Increase in liabilities for future policy benefits	1,766	1,835	1,633
Policyholder benefits	1,756	1,600	1,491
Operating expenses	1,517	1,532	1,466
Total expenses	7,054	7,101	6,651

Income before income tax (benefit) expense and non-controlling interest	1,325	895	849
Equity in earnings, pre-tax	90	90	—
Income tax (benefit) expense	(5)	277	224
Net income	1,420	708	625
Non-controlling interest	(1)	(3)	—
Net income attributable to New York Life Insurance and Annuity Corporation	$1,419	$705	$625

The accompanying notes are an integral part of the consolidated financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

	Years Ended December 31,
	2017	2016	2015
	(in millions)

Net income	$1,419	$705	$625

Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	—	—	(3)
Foreign currency translation adjustment, net	—	—	(3)

Net unrealized investment gains (losses):
Net unrealized investment gains (losses) arising during the period	662	136	(1,130)
Less: reclassification adjustment for net unrealized investment
gains (losses) included in net income	34	55	(44)
Net unrealized investment gains (losses), net	628	81	(1,086)
Other comprehensive income (loss), net of tax	628	81	(1,089)

Comprehensive income (loss), net of tax	2,047	786	(464)
Less: comprehensive income attributable to non-controlling interests	—	(3)	—
Comprehensive income (loss) attributable to New York Life Insurance and Annuity Corporation	$2,047	$783	$(464)

The accompanying notes are an integral part of the consolidated financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY
Years Ended December 31, 2017, 2016 and 2015
(in millions)

	Capital Stock	Additional Paid In Capital	Accumulated Other Comprehensive Income	Retained Earnings	New York Life and Annuity Stockholder’s Equity	Non- Controlling Interest	Total Stockholder’s Equity
Balance, January 1, 2015	25	3,928	2,064	6,744	12,761	—	12,761
Comprehensive income:
Net income	—	—	—	625	625	—	625
Other comprehensive loss, net of tax	—	—	(1,089)	—	(1,089)	—	(1,089)
Total comprehensive income	—	—	(1,089)	625	(464)	—	(464)
Balance, December 31, 2015	25	3,928	975	7,369	12,297	3	12,300
Consolidation of less than 100% owned entities	—	—	—	—	—	3	3
Comprehensive income:
Net income	—	—	—	705	705	3	708
Other comprehensive income, net of tax	—	—	81	—	81	—	81
Total comprehensive income	—	—	81	705	786	3	789
Balance, December 31, 2016	$25	$3,928	$1,056	$8,074	$13,083	$1	$13,084
Contributions from non-controlling interests	—	—	—	—	—	5	5
Consolidation/deconsolidation of less than 100% owned entities						44	44
Comprehensive income:
Net income	—	—	—	1,419	1,419	1	1,420
Other comprehensive income, net of tax	—	—	628	—	628	—	628
Total comprehensive income	—	—	628	1,419	2,047	1	2,048
Dividends paid to stockholder	—	—	—	(275)	(275)	—	(275)

Change in accounting principle - reclass of stranded tax effects	—	—	308	(308)	—	—	—
Balance, December 31, 2017	$25	$3,928	$1,992	$8,910	$14,855	$51	$14,906
The accompanying notes are an integral part of the consolidated financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Cash Flows From Operating Activities:
Net income	$1,419	$708	$625
Adjustments to reconcile net income to net cash provided
by operating activities:
Depreciation and amortization	(28)	4	22
Net amortization (capitalization) of deferred policy acquisition costs	46	77	(42)
Universal life and annuity fees	(884)	(828)	(786)
Interest credited to policyholders’ account balances	2,015	2,134	2,061
Capitalized interest and dividends reinvested	(179)	(167)	(234)
Net investment gains	(274)	(90)	(60)
Equity in earnings of limited partnerships	(130)	(90)	17
Deferred income tax benefit	(311)	(52)	(45)
Net revenue from intercompany reinsurance	—	3	(2)
Net change in unearned revenue liability	5	15	56
Changes in:
Other assets and other liabilities	6	3	(45)
Book overdrafts	(112)	68	(14)
Reinsurance receivables and payables	(58)	(4)	15
Future policy benefits	1,763	1,828	1,661
Policy claims	34	11	(47)
Acquisitions of investments within consolidated investment companies	(443)	(286)	—
Dispositions of investments within consolidated investment companies	349	118	—
Other	61	—	—
Net cash provided by operating activities	3,279	3,452	3,182

Cash Flows From Investing Activities:
Proceeds from:
Sale of available-for-sale fixed maturities	4,439	3,550	3,970
Maturity and repayment of available-for-sale fixed maturities	10,010	9,435	7,994
Sale of equity securities	4	10	24
Repayment of mortgage loans	1,427	1,187	1,340
Sale of other investments	270	18	2,233
Sale of securities, at fair value	1,218	599	1,571
Maturity and repayment of securities, at fair value	61	74	13
Cost of:
Available-for-sale fixed maturities acquired	(18,803)	(17,957)	(13,505)
Equity securities acquired	(1)	(6)	(29)
Mortgage loans acquired	(2,137)	(2,131)	(3,183)
Acquisition of other investments	(227)	(197)	(2,051)
Acquisition of securities, at fair value	(1,507)	(1,448)	(1,834)
Securities purchased under agreements to resell	53	—	(165)
Cash collateral (paid) received on derivatives	(15)	1	(1)
Policy loans	(1)	5	1
Consolidation and deconsolidation of entities	—	(5)	24
Other	—	1	—
Net cash used in investing activities	(5,209)	(6,864)	(3,598)

Cash Flows From Financing Activities:
Policyholders’ account balances:
Deposits	10,709	10,026	9,764
Withdrawals	(6,348)	(5,840)	(6,191)
Net transfers to the separate accounts	(1,664)	(1,480)	(1,796)
Increase in loaned securities	—	75	50
Distributions to parent	(275)	—	—
Contributions from affiliates	63	56	—
Contributions from non-controlling interests	5	—	—
Net paydowns from debt	—	(1)	(2)
Cash collateral (paid) received on derivatives	(204)	135	159
Net cash provided by financing activities	2,286	2,971	1,984
Effect of exchange rate changes on cash and cash equivalents	(1)	8	10
Net increase (decrease) in cash and cash equivalents	355	(433)	1,578
Cash and cash equivalents, beginning of year	1,855	2,288	710
Cash and cash equivalents, end of year	$2,210	$1,855	$2,288
The accompanying notes are an integral part of the consolidated financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2017, 2016 AND 2015

NOTE 1 – NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (the “Company”), domiciled in the State of Delaware, is a direct, wholly owned subsidiary of New York Life Insurance Company (“New York Life”). The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company offers its insurance and annuity products throughout the United States and its territories, primarily through New York Life’s career agency force with certain products also marketed through third-party banks, brokers and independent financial advisors.

NOTE 2 – BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation of the Company with the entities over which the Company exercises control, including its majority owned and controlled subsidiaries and variable interest entities (“VIEs”) in which the Company is considered the primary beneficiary. Refer to Note 3 - Significant Accounting Policies for further discussion. All intercompany transactions have been eliminated in consolidation.

The Delaware State Insurance Department (“DSID”) recognizes only statutory accounting practices for determining and reporting the financial position and results of operations of an insurance company, and for determining its solvency under the Delaware State Insurance Law. Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. Refer to Note 19 - Statutory Financial Information for further discussion.

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs (“DAC”) and related amortization; valuation of investments including derivatives and recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturity investments classified as available-for-sale are reported at fair value. For a discussion on the valuation approach and methods for fixed maturities reported at fair value, refer to Note 9 - Fair Value Measurements. The amortized cost of fixed maturities is adjusted for amortization of premium and accretion of discount. Interest income, as well as the related amortization of premium and accretion of discount, is included in Net investment income. The Company accrues interest income on fixed maturities to the extent it is deemed collectible and the security continues to perform under its

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received.

Unrealized gains and losses on available-for-sale fixed maturity investments are reported as net unrealized investment gains or losses in Accumulated other comprehensive income (“AOCI”), net of deferred taxes and related adjustments.

Included within fixed maturity investments are mortgage-backed and asset-backed securities. Amortization of the premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions, based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to Net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities, and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (i.e. interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

The cost basis of fixed maturities is adjusted for impairments in value deemed to be other-than-temporary, with a loss recognized in Net investment gains or losses. The new cost basis is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, impaired fixed maturities are accounted for as if purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Factors considered in evaluating whether a decline in the value of fixed maturities is other-than-temporary include: (1) whether the decline is substantial; (2) the duration of time that the fair value has been less than cost; and (3) the financial condition and near-term prospects of the issuer. Mortgage-backed and asset-backed securities rated below AA at acquisition are deemed other-than-temporary impaired securities when the fair value is below amortized cost and there are negative changes in estimated future cash flows.

With respect to fixed maturities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. The entire difference between the fixed maturity’s cost and its fair value is recognized in earnings only when either the Company (1) has the intent to sell the fixed maturity security or (2) more likely than not will be required to sell the fixed maturity security before its anticipated recovery. If these conditions do not exist, an OTTI would be recognized in earnings (“credit loss”) for the difference between the amortized cost basis of the fixed maturity and the net present value of projected future cash flows expected to be collected. The difference between the fair value and the present value of projected future cash flows expected to be collected represents the portion of OTTI related to other-than credit factors (“non-credit loss”) and is recognized in AOCI. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, information such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate the recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Equity securities, which are deemed unaffiliated, are carried at fair value. For a discussion on valuation approach and methods for equity securities, refer to Note 9 - Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-sale are recorded as net unrealized investment gains or losses in AOCI, net of deferred taxes and related adjustments.
When it is determined that a decline in value of an available-for-sale equity security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with the associated realized loss reported in Net investment gains or losses. The new cost basis is not adjusted for subsequent increases in estimated fair value. Factors considered in evaluating whether a decline in value of an available-for-sale equity security is other-than-temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; and (3) the financial condition and near-term prospects of the issuer. The Company also considers in its OTTI analysis, its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost.

Securities at fair value, both Fixed maturity and Equity securities, include investments for which the fair value option (“FVO”) was elected and investments that are considered to be actively traded or held for only a short period of time. The FVO primarily includes and is generally elected for certain purchases of 20% or more of the outstanding shares or units of mutual funds, trusts or similar financial instruments for which the Net Asset Value (“NAV”) is calculated and published on either a monthly or daily basis. Changes in fair value of the Securities at fair value are included in Net investment gains or losses while interest and dividend income is reported in Net investment income. The Company accrues interest income to the extent it is deemed collectible and the security continues to perform under its original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received. Cash flows from acquiring and disposing of the FVO invested assets are classified in Cash flows from investing activities. Cash flows for securities actively traded are classified in Cash flows from operating activities.

Mortgage loans are carried at unpaid principal balances, net of discounts or premiums, deferred origination fees, and valuation allowances, and are collateralized. For loans carried at unpaid principal balances, specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan document. The Company also has a general valuation allowance for probable incurred, but not specifically identified losses. The general valuation allowance is determined by applying a factor against the commercial and residential mortgage loan portfolios, excluding loans for which a specific allowance has already been recorded, to estimate potential losses in each portfolio. The general allowance factor for the commercial mortgage loan portfolio is based on the Company’s historical loss experience, as well as industry data regarding commercial loan delinquency rates. The Company analyzes industry data regarding specific credit risk, based on geographic locations and property types, as well as probability of default, timing of default and loss severity for each loan in a given portfolio. The general allowance factor for the residential mortgage loan portfolio is also based on the Company's historical loss experience as well as expected defaults and loss severity of loans deemed to be delinquent. Changes to the specific and general valuation allowances are reflected in Net investment gains or losses.

For commercial and residential mortgage loans, the Company accrues interest income on loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. The Company places loans on non-accrual status and ceases to recognize interest income when management determines that collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a loan has investment income due and accrued that is ninety days past due, the investment income shall continue to accrue, if deemed collectible.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. A specific valuation allowance may be established for mortgage loans restructured in a TDR for the excess carrying value of the mortgage loan over the estimated fair value of the collateral.

The Company closely monitors mortgage loans with the potential for specific valuation allowance by considering a number of factors. For commercial mortgage loans, these factors include, but are not limited to, loan to value (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues,

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

the economic climate, and catastrophic events. Residential mortgage loans that are sixty or more days delinquent are monitored for potential specific valuation allowance.

Policy loans are carried at the unpaid principal balance of the loan. Because these loans are effectively collateralized by the surrender value of the underlying policies, a valuation allowance is established only when policy loan balances, including capitalized interest, exceeds the related policy’s cash surrender value. Interest income is recorded as earned and included in Net investment income.

Investment in affiliates represents the Company’s equity investment in Madison Capital Funding LLC (“MCF”). For further discussion, refer to Note 6 - Investments and Note 11 - Related Party Transactions.

Other investments consist primarily of direct investments in limited partnerships and limited liability companies, investments of consolidated investment companies, derivatives (see discussion on Derivative Instruments below), securities purchased under agreement to resell, short-term investments, real estate and senior secured commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. The financial statements of equity method investees are usually not received sufficiently timely for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag with an estimate of each investee’s fourth quarter results recorded at year-end. The Company eliminated the estimate process in 2017 and moved to a true quarter lag as allowed under current authoritative guidance. The Company did not restate its prior year financial statements as the impact from the change in accounting policy was deemed immaterial to prior year results and current year earnings. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Refer to Note 6 - Investments for details of Other investments by component.
In many cases, limited partnerships and limited liability companies that the Company invests in qualify as investment companies and apply specialized accounting practices. The Company retains this specialized accounting practice in consolidation and for the equity method. For limited partnerships accounted for under the equity method, unrealized gains and losses are recorded in Net investment income. For consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in Other investments.

Real estate held for the production of income are stated at cost less accumulated depreciation. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less estimated costs to sell, which may result in an other-than-temporary impairment recorded in Net investment gains or losses. Depreciation of real estate is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful lives. Any encumbrances on real estate are recorded in Debt.

Senior secured commercial loans that management has the intent and ability to hold until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-off or loss reserve, net of any deferred fees on originated loans or unamortized premiums or discounts on purchased loans. The Company assesses its loans on a monthly basis for collectability in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, and prevailing economic conditions. Specific loans are considered for impairment when it is probable that the Company will be unable to collect the scheduled payments of principal and interest, when due, according to the contractual terms of the loan document. Factors considered by management in determining impairment include payment status and the financial condition of the borrower. Impaired loan measurement may be based on the present value of expected future cash flows discounted at the loan’s effective interest rate, at the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent. A loss reserve is established for the calculated impairment. A general valuation allowance for probable incurred, but not specifically identified losses, is determined for the remainder of the portfolio. These loans are assigned internal risk ratings and the Company utilizes a specific reserve percentage for each category of risk rating. The loss reserve rate is multiplied by outstanding loans in each related risk category to determine the general reserve on these loans. Changes to the specific and general valuation allowances are reflected in Net investment gains or losses.

At the time of the funding of a loan, management determines the amount of the loan that will be held-for-sale. The syndication amounts have historically been sold within one year. Loans held for sale are carried at the lower of cost or fair value on an individual asset basis.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

Net investment gains or losses on sales for all investments are generally computed using the specific identification method.

FVO election provides entities with an alternative to use fair value as the initial and subsequent accounting measurement attribute for assets and liabilities that meet the definition of a financial asset or liability. The decision to elect the fair value option is determined on an instrument by instrument basis, and is applied to an entire instrument. The decision is irrevocable once elected. Refer to Note 6 - Investments for more information on the fair value option.

Derivative Instruments

Derivatives are recorded at fair value as assets, within Other investments or as liabilities, within Other liabilities, except for embedded derivatives, which are recorded with the associated host contract. The classification of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it qualifies and is designated for hedge accounting. Changes in fair value, for derivatives that do not qualify or are not designated for hedge accounting, are included in Net investment gains or losses.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception by detailing the particular risk, management objective, and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and ineffectiveness is measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

In order to mitigate counterparty credit risk, the Company receives collateral from counterparties with derivatives in a net positive fair value position, which is included in Other liabilities. The Company also posts collateral for derivatives that are in a net liability position, which is included in Other assets. Refer to Note 7 - Derivative Instruments and Risk Management.

Cash Flow Hedges

The Company accounts for the following as cash flow and foreign currency hedges, when they qualify for hedge accounting under the requirements of the authoritative guidance: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; and (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

When a derivative is designated as a cash flow hedge and determined to be highly effective, changes in fair value are recorded as unrealized gains or losses in AOCI and deferred until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, these unrealized gains or losses are reclassified to earnings to the same line item as the associated hedged item’s cash flows, in either Net investment gains or losses or Net investment income. Any ineffectiveness is immediately recognized in earnings and included in Net investment gains or losses.

When a derivative is designated as a foreign currency cash flow hedge and is determined to be highly effective, changes in fair value are recorded as unrealized gain or losses in AOCI. The change in fair value of the derivative relative to the changes

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

in foreign exchange rates affect earnings in the same period as the foreign exchange transaction gains and losses on the underlying hedged item in Net investment gains or losses. Any ineffectiveness is immediately recognized in earnings and included as Net investment gains or losses.

Embedded Derivatives

The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded with the associated host contract at fair value and changes in their fair value are recorded in earnings. In certain instances, the Company may elect to carry the entire contract at fair value.

For further information on the Company’s derivative instruments and related hedged items and their effect on the Company’s financial position, financial performance and cash flows, refer to Note 7 - Derivative Instruments and Risk Management.

Variable Interest Entities

In the normal course of its investment activities, the Company enters into relationships with various special purpose entities (“SPEs”) and other entities that are deemed to be VIEs. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE.

The Company is deemed a primary beneficiary of a VIE if it has (1) the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and (2) the obligation to absorb losses of or the right to receive benefits from the VIE that could be potentially significant to the VIE. If both conditions are present, the Company is required to consolidate the VIE.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability for collateral received on securities lending in Other liabilities . The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income, which is earned over the life of the agreement. The liability for repurchasing the assets is included in Other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. Securities purchased under agreements to resell are treated as investing activities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities, and therefore, the collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

to be resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in other investments.

Deferred Policy Acquisition Costs

Costs that are related directly to the successful acquisition of new and renewal insurance business are deferred as DAC. DAC primarily include commissions paid as well as a portion of employee compensation costs related to underwriting, policy issuance and processing, and medical inspection. These costs have been deferred and recorded as an asset .

For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the estimated life of those contracts. Annually, the Company conducts a review of valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, valuation assumptions are updated and the impact is reflected as retroactive adjustments in the current year’s amortization (“unlocking”) and is included in Operating expenses. The Company uses a reversion to the mean approach to derive future equity return assumptions for separate accounts. However, if the equity return assumption calculated pierces an established cap or floor for a sustained period of time, the long-term assumption will be unlocked and re-established. For these contracts, the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in DAC, due to unrealized investment gains or losses, is recorded in AOCI.

For single premium immediate annuities with life contingencies, all acquisition costs are charged to expense immediately because generally all premiums are received at the inception of the contract.

The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written-off immediately through income and only new deferrable expenses associated with the replacements are deferred. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed. DAC written-off at the date of lapse cannot be restored when a policy subsequently reinstates.

Sales Inducements

For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder’s initial deposit and additional credits to the policyholder’s account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company also offers enhanced crediting rates on certain dollar cost averaging programs related to its deferred annuity products. From time to time, the Company conducts term life insurance conversion programs under which certain policyholders are offered additional premium credits, which are considered sales inducements, when converting a term life insurance policy or rider to a permanent life insurance contract. The Company defers these aforementioned sales inducements and generally amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other assets.

Interests in Annuity Contracts and Obligations Under Structured Settlement Agreements

The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations are based on prevailing market rates.

Policyholders’ Account Balances

The Company’s liability for Policyholders’ account balances primarily represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods,

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

and the fair value of embedded derivatives in the above contracts.

Future Policy Benefits

The Company’s liability for Future policy benefits is mainly comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and/or morbidity for lapse or surrender are generally based on the Company’s historical experience or standard industry tables including a provision for the risk of adverse deviation (“PAD”). Interest rate assumptions are based on factors such as market conditions and expected investment returns. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. If experience is less favorable than assumed and future losses are projected under loss recognition testing, then additional liabilities may be required, resulting in a charge to increase in liabilities for future policy benefits. The Company does not establish loss reserves until a loss has occurred.

The Company’s liability for Future policy benefits also includes liabilities for guaranteed minimum benefits related to certain non-traditional long-duration life and annuity contracts and deferred profit on limited pay contracts. Refer to Note 12 - Policyholders’ Liabilities for a discussion on guaranteed minimum benefits.

Policy Claims

The Company’s liability for Policy claims includes a liability for unpaid claims. Unpaid claims include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Debt

Debt is generally carried at unpaid principal balance less any deferred debt issuance costs and is included in Other liabilities. Refer to Note 9 - Fair Value Measurements for discussion on the fair value of debt.

Separate Account Assets and Liabilities

The Company has separate accounts, some of which are registered with the U.S. Securities and Exchange Commission (“SEC”). The Company reports separately, as Separate account assets and Separate account liabilities, investments held in separate accounts and liabilities of the separate accounts if (1) such separate accounts are legally recognized; (2) assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities; (3) investments are directed by the contractholder or in accordance with specific investment objectives; and (4) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The separate accounts have varying investment objectives, are segregated from the Company’s general account and are maintained for the benefit of separate account policyholders. Investment risks associated with market value changes are borne by the policyholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. All separate account assets are stated at fair value. The separate account liabilities represent the policyholders’ interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

Other Assets and Other Liabilities

Other assets primarily consist of investment income due and accrued, sales inducements, intangible assets and receivables from affiliates. Other liabilities consist primarily of deferred tax liabilities, cash collateral for securities lending and derivative transactions, uncollected premiums and accrued expenses.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurements

For fair values of various assets and liabilities, refer to Note 9 - Fair Value Measurements.

Recognition of Insurance Income and Related Expenses

Premiums from annuity policies with life contingencies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the policies/contracts. This match is accomplished by providing liabilities for future policy benefits (refer to Note 12 - Policyholders’ Liabilities) and the deferral and subsequent amortization of DAC.

Amounts received under deferred annuity and universal life type contracts are reported as deposits to policyholders’ account balances (refer to Note 12 - Policyholders’ Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included in Fees - universal life and annuity policies. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio. The Company establishes an unearned revenue liability for amounts previously assessed to compensate the Company for services to be performed over future periods. These amounts are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain and the reserve adjustment associated with the reinsurance business ceded to New York Life, refer to Note 14 - Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets and liabilities are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared to each other. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

Authoritative guidance requires an evaluation of the recoverability of deferred tax assets and the establishment of a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance many factors are considered, including: (1) the nature of deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carry-back years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various tax jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was signed into law, making significant changes to the U.S. Internal Revenue Code that could impact the Company’s effective tax rate and cash tax payments in future periods. Among the key provisions that impact the financial statements for the year ended December 31, 2017 are the following: (1) a reduction in the corporate income tax rate to 21% and (2) the transition to a territorial tax system rather than a worldwide system, including the imposition of a one-time transitional tax on the accumulated earnings of our foreign subsidiaries. Other significant provisions that are not yet effective but may impact income taxes in future years include: (1) modifications to the calculation of the dividends received deduction (“DRD”), (2) changes in how deductions are determined for insurance reserves, (3) increases in the amount of policy acquisition expenses that must be capitalized and amortized for federal income tax purposes, (4) the imposition of a Global Intangible Low-Taxed Income provision which applies a U.S. minimum tax to earnings of foreign subsidiaries in excess of a 10% deemed return on tangible assets of foreign subsidiaries, (5) a new tax with respect to payments to non-U.S. affiliates that are at least 25% owned (the Base Erosion Anti-Abuse Tax) and (6) limitations on the current deductibility of net interest expense in excess of 30% of adjusted taxable income for leveraged balance sheets.

On December 22, 2017, SEC staff issued “Staff Accounting Bulletin 118 (“SAB 118”), Income Tax Accounting Implications of the Tax Cuts and Jobs Act”, which allows registrants to record provisional amounts during a ‘measurement period’ not to extend beyond one year. On January 10, 2018, the FASB issued a Staff Q&A document, which indicates that they would not object to private companies applying SAB 118 and this would be compliant with GAAP.  Under the relief provided by SAB 118, a company can recognize provisional amounts when it does not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 16 - Income Taxes for a discussion of provisional amounts related to the TCJA.

The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group computes its share of the consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in NYLIC’s consolidated returns. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

In accordance with the authoritative guidance related to income taxes, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits are included in Other liabilities and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as Income tax expense.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at both the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company's insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.
The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company relies on computer systems to conduct business and to retain confidential information. The failure of the Company’s computer systems for any reason could disrupt its operations, result in the loss of customer business, damage the Company’s reputation, expose the Company to litigation and regulatory action and adversely impact its profitability.

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Pronouncements

In February 2018, the FASB issued updated guidance that permits companies to reclassify stranded tax effects in Accumulated Other Comprehensive Income (“AOCI”) to retained earnings caused by the TCJA. The Company early adopted this guidance by increasing AOCI and decreasing retained earnings by $308 million at December 31, 2017. The reclassification was done for all items within AOCI related to disproportionate tax effects caused by the Act and were associated with the change in the U.S. corporate income tax rate. Absent this new updated guidance, the Company's policy for releasing income tax effects from AOCI would have been to reclassify such effects upon liquidation of the investment portfolio or upon termination of a benefit plan obligation.

Future Adoption of New Accounting Pronouncements

In August 2017, the Financial Accounting Standard Board (“FASB”) issued updated guidance on accounting for hedging activities with an objective to better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results. The amendments expand and refine hedge accounting for both nonfinancial and financial risk components and align the recognition and presentation of the effects of the hedging instrument and the hedged item in the financial statements. The Company plans to adopt the guidance on its required effective date of January 1, 2019 with a cumulative effective adjustment recorded for the impact on adoption. The Company is currently assessing the impact of this guidance on its consolidated financial statements.

In February 2017, the FASB issued updated guidance on partial sales of and derecognition of non-financial assets. The guidance clarifies when and how to apply Accounting Standards Codification (“ASC”) 610-20, Other Income, by defining “in substance non-financial assets,” unifying guidance related to partial sales of non-financial assets, and eliminating rules specifically addressing sales of real estate. When an entity transfers its controlling interest in a non-financial asset, but retains a non-controlling ownership interest, the entity will measure the retained interest at fair value. This will result in full gain/loss recognition upon the sale of a controlling interest in a non-financial asset. Current guidance generally prohibits gain recognition on the retained interest. The new guidance is effective on January 1, 2018 and needs to be applied on a

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 5 – RECENT ACCOUNTING PRONOUNCEMENTS (continued)

retrospective basis. The Company is in the process of finalizing the adoption of this guidance and does not expect the impact to be material.

In June 2016, the FASB issued updated guidance for recognizing credit losses on certain financial instruments based on an estimate of current expected credit losses. Entities will be required to estimate lifetime expected credit losses based on an asset’s amortized cost that reflects losses expected over the remaining contractual life of an asset. The estimate of expected credit losses (ECL) should consider historical information, current information, and the reasonable and supportable forecasts of future events and circumstances, as well as estimates of prepayments. This includes reflect the risk of loss, even when that risk is remote. The guidance also modifies other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing guidance for purchased credit deteriorated loans and debt securities. The Company plans to adopt the guidance on its required effective date of January 1, 2020 using a modified retrospective approach. The Company is currently assessing the impact of this guidance.

In January 2016, the FASB issued updated guidance that changes the rules regarding recognition and measurement of financial assets and financial liabilities. Amongst other changes, the new guidance eliminates the current classification of the equity securities as trading or available-for-sale and requires that an entity reports all equity securities (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) at fair value with changes in fair value recognized in income. The Company plans to adopt the guidance on its required effective date of January 1, 2018 with a cumulative effective adjustment recorded for the impact on adoption. The Company is in the process of finalizing the adoption of this guidance and does not expect the impact to be material.

In May 2014, the FASB issued updated guidance on accounting for revenue recognition, which supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities. The guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to, in exchange for those goods or services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. The Company plans to adopt the guidance on its required effective date of January 1, 2018 using a modified retrospective approach with a cumulative effect adjustment to retained earnings at the date of adoption. The Company is in the process of finalizing the adoption of this guidance and does not expect the impact to be material.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 6 – INVESTMENTS

Fixed Maturities, Available-for-sale

The amortized cost and estimated fair value of fixed maturities available-for-sale at December 31, 2017 and 2016, by contractual maturity1, is presented below (in millions).

	2017		2016
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Available-for-sale
Due in one year or less	$2,220	$2,234	$2,465	$2,487
Due after one year through five years	17,401	17,794	16,117	16,625
Due after five years through ten years	20,601	21,163	21,535	21,834
Due after ten years	14,967	16,378	12,248	12,865

Mortgage-backed and asset-backed securities:
U.S. agency mortgage-backed and asset-backed securities	16,379	16,751	15,154	15,554
Non-agency mortgage-backed securities	6,775	6,862	6,230	6,288
Non-agency asset-backed securities	6,919	6,978	6,911	6,903
Total available-for-sale	$85,261	$88,159	$80,660	$82,556

1Expected maturities may differ from contractual maturities because issuers may have the right to call or repay obligations with or without call or prepayment penalties.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 6 - INVESTMENTS (continued)

At December 31, 2017 and 2016, the distribution of gross unrealized gains and losses on investments in fixed maturities were as follows (in millions):

	2017
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI(1)
Available-for-sale
U.S. Treasury	$914	$78	$10	$982	$—
U.S. government corporations and agencies	1,043	113	7	1,149	—
U.S. agency mortgage-backed and asset-backed securities	16,379	560	188	16,751	—
Foreign governments	318	30	1	347	—
U.S. corporate	41,382	1,973	188	43,167	—
Affiliated bonds	1,875	115	—	1,989	—
Foreign corporate	9,658	326	50	9,934	—
Non-agency residential mortgage-backed securities	927	53	6	974	(2)
Non-agency commercial mortgage-backed securities	5,848	84	43	5,888	—
Non-agency asset-backed securities[2]	6,919	86	27	6,978	(1)
Total available-for-sale	$85,261	$3,418	$520	$88,159	$(3)

	2016
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI(1)
Available-for-sale
U.S. Treasury	$1,620	$63	$29	$1,654	$—
U.S. government corporations and agencies	1,145	105	13	1,237	—
U.S. agency mortgage-backed and asset-backed securities	15,154	633	233	15,554	—
Foreign governments	331	33	1	363	—
U.S. corporate	37,111	1,501	440	38,172	—
Affiliated bonds	1,780	36	—	1,816	—
Foreign corporate	10,378	300	108	10,569	—
Non-agency residential mortgage-backed securities	960	45	16	989	(7)
Non-agency commercial mortgage-backed securities	5,270	96	67	5,299	—
Non-agency asset-backed securities[2]	6,911	62	70	6,903	(2)
Total available-for-sale	$80,660	$2,874	$977	$82,556	$(9)

1 Represents the amount of OTTI losses in AOCI, which were not included in earnings pursuant to authoritative guidance. The amount excludes $76 million and $67 million for the years ended December 31, 2017 and 2016, respectively, of gross unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
2 Includes auto loans, credit cards, education loans and other asset types.

At December 31, 2017 and 2016, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $662 million and $447 million, respectively.

The Company had less than $1 million in fixed maturities that were non-income producing for the last 12 months at December 31, 2017. The Company had $3 million in fixed maturities that were non-income producing for the last 12 months at December 31, 2016.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 6 - INVESTMENTS (continued)

Equity Securities, Available-for-sale

At December 31, 2017 and 2016, the distribution of gross unrealized gains and losses on available-for-sale equity securities were as follows (in millions):

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
2017	$36	$5	$—	$41
2016	$32	$3	$1	$34

Fixed Maturity and Equity Securities, at fair value

Securities at fair value include purchases of more than 20% of the outstanding shares or units of mutual funds, trusts or similar financial instruments (collectively funds) for which the NAV is calculated and published on either a monthly or daily basis. The Company generally elects the fair value option for these investments and accounts for them at fair value, instead of equity method accounting. Reporting these investments at fair value based on each fund’s NAV more accurately reflects the value of each investment. At December 31, 2017 and 2016, the Company held $7 million and $5 million, respectively, in securities at fair value for these investments.

Mortgage Loans

The Company’s mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related properties.

At December 31, 2017 and 2016, contractual commitments to extend credit under mortgage loan documents amounted to $821 million and $508 million, respectively, at fixed and floating interest rates ranging from 2.56% to 11.19% in 2017 and from 2.06% to 6.21% in 2016. These commitments are diversified by property type and geographic region.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 6 - INVESTMENTS (continued)

At December 31, 2017 and 2016, the distribution of the mortgage loan portfolio by property type and geographic region were as follows ($ in millions):

	2017		2016
	Amount	% of Total	Amount	% of Total
Property Type
Office buildings	$4,269	29.6%	$4,217	30.7%
Apartment buildings	4,289	29.7	3,967	28.9
Retail facilities	3,820	26.4	3,798	27.7
Industrial	1,781	12.3	1,483	10.8
Hotel/ motel	226	1.6	183	1.3
Residential	35	0.2	54	0.4
Other	32	0.2	32	0.2
Total mortgage loans	14,452	100.0%	13,734	100.0%
Allowance for credit losses	(31)		(29)
Total net mortgage loans	$14,421		$13,705

	2017		2016
	Amount	% of Total	Amount	% of Total
Geographic Location
South Atlantic	$3,570	24.7%	$3,571	26.0%
Central	3,526	24.4	3,043	22.1
Middle Atlantic	3,021	20.9	2,979	21.7
Pacific	3,002	20.8	2,851	20.8
New England	1,234	8.5	1,188	8.7
Other	99	0.7	102	0.7
Total mortgage loans	14,452	100.0%	13,734	100.0%
Allowance for credit losses	(31)		(29)
Total net mortgage loans	$14,421		$13,705

The Company monitors the aging of its mortgage loans receivable on a monthly basis to determine delinquencies. At December 31, 2017 , the Company did not have any residential mortgage loans that were past due greater than 90 days. At December 31, 2017 and 2016, the Company had $4 million and $5 million, respectively, of recorded investment gross of the allowance for credit losses in residential and commercial mortgage loans that were past due greater than 90 days.

The Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreements, and a general reserve for probable incurred but not specifically identified losses.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 6 - INVESTMENTS (continued)

The activity in the mortgage loan specific and general reserves for the years ended December 31, 2017 and 2016 is summarized below (in millions):

	2017
	Residential	Commercial	Total
Allowance for Credit Losses
Beginning balance	$2	$27	$29
Provision for credit losses	—	2	2
Ending balance	$2	$29	$31

Ending Balance
Collectively evaluated for impairment (general)	$2	$29	$31

Mortgage Loans
Ending balance (recorded investment, gross of allowance for credit losses):
Collectively evaluated for impairment (general)	$35	$14,417	$14,452
Individually evaluated for impairment (specific)	$—	$—	$—

	2016
	Residential	Commercial	Total
Allowance for Credit Losses
Beginning balance	$2	$25	$27
Provision for credit losses	—	2	2
Ending balance	$2	$27	$29

Ending Balance
Collectively evaluated for impairment (general)	$2	$27	$29

Mortgage Loans
Ending balance (recorded investment, gross of allowance for credit losses):
Collectively evaluated for impairment (general)	$53	$13,681	$13,734
Individually evaluated for impairment (specific)	$1	$—	$1

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 6 - INVESTMENTS (continued)

Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is updated triennially, unless a more current appraisal is warranted. Commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service every 3 years. If the loan is determined to be troubled, the loan is more frequently monitored as to its status. LTV, which is based on collateral values is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2017 and 2016, LTVs on the Company’s mortgage loans, based upon the recorded investment gross of allowance for credit losses, were as follows (in millions):

2017
LTV Ratio	Office Buildings	Apartment Buildings	Retail Facilities	Industrial	Hotel/Motel	Residential	Other	Total

Above 95%	$—	$—	$—	$—	$—	$—	$—	$—
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	44	—	—	—	—	—	—	44
71% to 80%	32	274	169	4	—	6	—	485
Below 70%	4,193	4,015	3,651	1,777	226	29	32	13,923
Total	$4,269	$4,289	$3,820	$1,781	$226	$35	$32	$14,452

2016
LTV Ratio	Office Buildings	Apartment Buildings	Retail Facilities	Industrial	Hotel/ Motel	Residential	Other	Total

Above 95%	$—	$—	$—	$24	$—	$1	$—	$25
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	44	—	—	—	—	—	—	44
71% to 80%	50	406	184	4	—	9	—	653
Below 70%	4,123	3,561	3,614	1,455	183	44	32	13,012
Total	$4,217	$3,967	$3,798	$1,483	$183	$54	$32	$13,734

Impaired mortgage loans were less than $1 million at December 31, 2017 and 2016. At December 31, 2017 and 2016, the Company had $4 million and $28 million in impaired loans without a related allowance, respectively.

At December 31, 2017, the Company did not have any investments in mortgage loans that were non-income producing for the last 12 months. At December 31, 2016, the Company had $28 million of investments in mortgage loans that have been non-income producing for the last 12 months.

For the years ended December 31, 2017 and 2016, there were $26 million and $156 million of mortgage loans acquired, other than through direct origination.

Investments in Affiliates

Investments in affiliates consisted of an equity investment in MCF of $600 million and $573 million at December 31, 2017 and 2016, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 6 - INVESTMENTS (continued)

Other Investments

The components of Other investments at December 31, 2017 and 2016 were as follows (in millions):

	2017	2016

Limited partnerships and limited liability companies	$576	$536
Investment, at fair value, of consolidated investment companies	369	212
Senior secured commercial loans	—	7
Derivatives	241	458
Securities purchased under agreement to resell	222	298
Real estate	52	53
Short-term investments	15	90
Other invested assets	149	101
Total other investments	$1,624	$1,755

Unfunded commitments on limited partnerships, limited liability companies and senior secured commercial loans amounted to $268 million and $257 million at December 31, 2017 and 2016, respectively.

There was less than $1 million of accumulated depreciation on real estate for the years ended December 31, 2017 or 2016. There was less than $1 million of depreciation expense for the years ended December 31, 2017, 2016 and 2015.

There were no investments in real estate that have been non-income producing for the last 12 months at December 31, 2017 and 2016, respectively.

The Company receives tax credits related to its investments in qualified affordable housing projects. At December 31, 2017 and 2016, the Company had $91 million and $128 million, respectively, in qualified affordable housing investments, included in limited partnerships and limited liability companies above. The investment balance includes $17 million and $32 million of unfunded commitment as of December 31, 2017 and 2016, respectively. During 2017, 2016 and 2015, the Company recorded amortization on these investments under the proportional amortization method of $36 million, $32 million, and $40 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $34 million, $42 million, and $49 million for 2017, 2016 and 2015, respectively. Both the amortization of the investments as well as the tax credits and tax benefits are recognized as a component of income tax expense (benefit).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 6 - INVESTMENTS (continued)

Variable Interest Entities

The following table presents the carrying value of assets and liabilities of all of the Company's consolidated VIEs at December 31, 2017 and 2016 (in millions):

	2017			2016
Consolidated Statements of Financial Position Line Item	Managed VIEs	Other Consolidated VIEs	Total	Managed VIEs	Other Consolidated VIEs	Total

Other investments	$261	$44	$305	$204	$45	$249
Cash and cash equivalents	6	—	6	7	—	7
Investment income due and accrued	4	—	4	1	—	1
Other assets	—	—	—	—	—	—
Total assets	$271	$44	$315	$212	$45	$257

Debt	$—	$44	$44	$—	$45	$45
Other liabilities	59	—	59	55	—	55
Total liabilities	$59	$44	$103	$55	$45	$100

Managed VIEs

The Company invests in securities issued by certain collateralized and other investment structures. These structures are managed by the affiliates of the Company for which they earn a fee income. The Company analyzes these relationships to determine whether it has (1) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (2) the obligation to absorb losses or the right to receive benefits of the entity that could be potentially significant and thus determined to be the primary beneficiary. This analysis includes a review of the affiliates’ rights and responsibilities as investment manager, the fees received by the affiliates and other interest (if any) held by the affiliates and the Company. The Company is not required to provide, and has not provided, material financial or other support to any VIE for which the affiliates are the investment manager.

The Company has analyzed these relationships and determined that it is the primary beneficiary for certain collateralized and other investment structures and consolidates these entities. The assets of these VIEs are restricted and must be used to settle liabilities of the VIE. Creditors have no recourse against the Company in the event of default by these VIEs, nor does the Company have any significant implied or unfunded commitments to these VIEs.
The Company’s financial or other support provided to these VIEs is limited to its original investment. The Company’s maximum exposure to loss resulting from its relationship with the VIEs managed by its affiliates is limited to its investment in the structures. At December 31, 2017 and 2016, the Company’s maximum exposure to loss was $111 million and $149 million, respectively.

Other Consolidated VIEs

At December 31, 2017 and 2016, the Company consolidated other VIEs for which it was determined to be the primary beneficiary. These VIEs consisted of certain entities where the affiliates of the Company are not the investment manager. Creditors have no recourse against the Company in the event of default by these VIEs. The Company’s maximum exposure to loss resulting from its relationship with these structures is limited to its investment. At December 31, 2017 and 2016, the Company’s maximum exposure to loss was $43 million.

Unconsolidated VIEs

In the normal course of its activities, the Company invests in structured investments including VIEs for which it is not the primary beneficiary. These structured investments typically invest in fixed income investments that are managed by third-parties and include asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 6 - INVESTMENTS (continued)

to the amount of its investment. The Company has not provided financial or other support, other than its direct investment, to these structures. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the VIEs’ economic performance. The Company classifies these investments as Fixed maturities – Available-for-sale and Securities, at fair value. The maximum exposure to loss associated with these investments was $30,678 million and $28,850 million at December 31, 2017 and 2016, respectively.

In the normal course of its activities, the Company invests in joint ventures, limited partnerships and limited liability companies. These investments include hedge funds, private equity funds and real estate related funds that may or may not be VIEs. The Company’s maximum exposure to loss on these investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has determined that it is not the primary beneficiary of these structures because it does not have the power to direct the activities that significantly impact the entities economic performance. The Company classifies these investments as Other investments and its maximum exposure to loss associated with these entities was $576 million and $536 million at December 31, 2017 and 2016, respectively.

These investments are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary. The Company has no additional economic interest in these structures in the form of derivatives, related guarantees, credit enhancement or similar instruments and obligations. Creditors have no recourse against the Company in the event of default. The Company has unfunded commitments in joint ventures, limited partnerships and limited liability companies which are discussed in the Other investments section above.

Restricted Assets and Special Deposits

Assets with a carrying value of $13 million and $19 million at December 31, 2017 and 2016, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in Fixed maturities – Available-for-sale, at fair value. Refer to Note 15 – Commitments and Contingencies for additional discussion on assets pledged as collateral.

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, currency, and equity risk. These derivative instruments include foreign currency forwards, interest rate futures, interest rate and equity options, and interest rate, equity and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes. Refer to Note 3 – Significant Accounting Policies for a discussion on the accounting for derivative instruments.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange-traded futures are executed through regulated exchanges and require daily posting of initial and variation margin When the Company enters into exchange-traded futures, it is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange-traded futures, when the Company enters into OTC-cleared derivatives, it becomes subject to initial and daily variation margin postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting arrangements with OTC-bilateral counterparties and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is not to offset the fair value recognized for derivatives executed with the same OTC-bilateral counterparty under the same master netting agreements with the associated collateral.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents recognized derivative instruments that are subject to enforceable master netting agreements at December 31, 2017 and 2016 (in millions):

	2017
	Gross amounts of recognized derivative instruments [1]	Gross amounts offset in the Statement of Financial Position	Gross amounts presented in the Statement of Financial Position	Gross amounts not offset in Statement of Financial Position	Cash collateral	Securities collateral	Net amounts of recognized derivative instruments
Assets	$249	$(7)	$241	$(81)	$(156)	$—	$4
Liabilities	$(115)	$—	$(115)	$81	$28	$—	$(6)

	2016
	Gross amounts of recognized derivative instruments [1]	Gross amounts offset in the Statement of Financial Position	Gross amounts presented in the Statement of Financial Position	Gross amounts not offset in Statement of Financial Position	Cash collateral	Securities collateral	Net amount of recognized derivative instruments
Assets	$458	$—	$458	$(37)	$(405)	$(10)	$6
Liabilities	$(43)	$—	$(43)	$37	$3	$—	$(4)

1 The gross amounts exclude investment income due and accrued and accrued investment expense on derivatives, which are included in Other assets and Other liabilities, respectively.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSA’s”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In a few cases, these CSAs provide that the counterparties are not required to post collateral below a specified threshold; however the agreements governing these bilateral relationships also include credit contingent provisions whereby the threshold declines on a sliding scale with declines in the OTC-bilateral counterparties’ ratings. In addition, certain of the Company’s contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions thereunder. Cash collateral is invested in short-term investments. If the credit contingent features had been triggered at December 31, 2017, the Company estimates that it would not have had to post additional collateral for a one notch downgrade in the Company’s credit rating, and would have had to post additional collateral of $5 million for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the notional amount and gross fair value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting (excluding embedded derivatives) at December 31, 2017 and 2016 (in millions):

		2017			2016

		Fair Value [2,3]			Fair Value [2,3]
	Primary Risk Exposure	Notional Amount (1)	Asset	Liability	Notional Amount (1)	Asset	Liability

Derivatives Qualifying and Designated:
Cash Flow Hedges:
Foreign currency swaps	Currency	$68	$9	$—	$68	$13	$—
Interest rate swaps	Interest	12	—	—	12	4	—
Total derivatives qualifying and designated		80	9	—	80	17	—

Derivatives Not Designated:
Interest rate options	Interest	23,983	6	—	29,876	24	—
Equity options	Equity	652	32	—	652	53	—
Equity swaps	Equity	93	7	—	93	5	2
Foreign currency forwards	Currency	117	1	1	114	5	—
Foreign currency swaps	Currency	2,594	162	83	2,287	325	7
Futures	Interest	14	—	—	8	—	—
Interest rate swaps	Interest	3,569	25	31	3,662	29	34
Total derivatives not designated		31,022	233	115	36,692	441	43
Total derivatives		$31,102	$242	$115	$36,772	$458	$43

1 Notional amounts of derivative instruments generally do not represent the amounts exchanged between the parties engaged in the transaction.
2 The fair value amounts exclude investment income due and accrued, and accrued investment expense on derivatives, which are included in Other assets and Other liabilities, respectively. Refer to Note 9 – Fair Value Measurements for discussion of valuation methods for derivative instruments.
3 Effective January 3, 2017, the Chicago Mercantile Exchange (CME) amended its rulebook to legally characterize variation margin payments for over-the-counter derivatives they clear as settlements rather than collateral. Previously, any variation margin received or paid on derivative assets and liabilities, respectively, was shown gross on the balance sheet in other liabilities and other assets, respectively. The change in characterization of variation margin reduced gross derivative assets by $7, gross derivative liabilities by $0, accrued investment income by $0 million and accrued investment expenses by $0 million.

Interest Rate Risk Management

The Company enters into various types of interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Inflation swaps are used by the Company to hedge inflation risk of certain policyholder liabilities linked to the U.S. Consumer Price Index.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company’s fixed income portfolio.
Interest rate futures are exchange traded contracts to buy or sell at a specific price at a future date.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contracts until an agreed upon interest rate ceiling, if applicable.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the values of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception, calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

Equity Risk Management

The Company purchases equity put options and enters into equity swaps to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities. Options require upfront fees paid at the time the agreements are entered into. Equity swaps are agreements between parties to exchange interest payments for an equity return.

Cash Flow Hedges

The following table presents the effects of derivatives in qualified cash flow hedging relationships, for the years ended December 31, 2017, 2016 and 2015 (in millions):

	Gain (loss) recognized in OCI (effective portion)[1]	Gain (loss) reclassified from AOCI into net income (effective portion)
		Net investment gains (losses)	Net investment income
2017
Foreign currency swaps	$(4)	$(4)	$1
Interest rate swaps	—	2	—
Total	$(4)	$(2)	$1

2016
Foreign currency swaps	$(7)	$9	$1
Interest rate swaps	—	1	1
Total	$(7)	$10	$2

2015
Foreign currency swaps	$24	$—	$2
Interest rate swaps	—	—	1
Total	$24	$—	$3

1 The amount of gain or loss recognized in OCI is reported as a change in net unrealized investment gains or losses, a component of AOCI.

In 2017, 2016 and 2015, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions, for which a hedge was entered into, did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging.

There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

For derivatives which are designated for hedge accounting, there were no components of the derivative’s gain or loss excluded from the assessment of effectiveness for the years ended December 31, 2017, 2016 and 2015.

Presented below is a rollforward of the components of AOCI, before taxes, related to cash flow hedges (in millions):

	2017	2016	2015
Balance, beginning of year	$15	$34	$13
(Losses) gains deferred in AOCI on the effective portion of cash flow hedges	(4)	(7)	24
Losses (gains) reclassified to net income	1	(12)	(3)
Balance, end of year	$12	$15	$34

At December 31, 2017, there were gains of $1 million on derivatives in AOCI which are expected to be reclassified to earnings within the next 12 months.

Derivatives Not Designated

The Company has derivative instruments that are not designated or do not qualify for hedge accounting treatment.

The following table provides gains and losses on derivative instruments not designated for hedging accounting, which are included in Net investment gains (losses) for the years ended December 31, 2017, 2016 and 2015 (in millions):

Derivative Type	2017	2016	2015

Interest rate options	$(18)	$(4)	$(16)
Equity options	—	(13)	(2)
Equity swaps	(14)	7	(4)
Foreign currency forwards	(10)	5	3
Foreign currency swaps	(199)	144	165
Interest rate swaps	20	12	36
Total	$(221)	$151	$182

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. At December 31, 2017 and 2016, there were no embedded derivatives that could not be separated from their host contracts.

The following table presents the fair value of the Company’s embedded derivatives in host contracts at December 31, 2017 and 2016 (in millions):

	Consolidated Statements of Financial Position Line Item
		2017	2016

Guaranteed minimum accumulation benefits[1]	Policyholders’ account balances	$33	$180
Other[1]	Other liabilities	3	$3
Total		$3	$3

1 For further information on these embedded derivatives refer to Note 9 – Fair Value Measurements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the changes in fair value related to embedded derivatives in host contracts for the years ended December 31, 2017, 2016 and 2015 (in millions):

	2017	2016	2015

Interest credited to policyholders’ account balances	$(147)	$25	$(26)
Net revenue from reinsurance	$—	$1	$2

NOTE 8 – SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC

The Company maintains separate accounts, which are registered with the SEC, for its variable deferred annuity and variable life insurance products with assets of $32,766 million and $28,819 million at December 31, 2017 and 2016, respectively. The assets of these separate accounts are comprised of investments in shares of the New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

Separate Accounts Not Registered with the SEC

The Company also maintains separate accounts, which are not registered with the SEC, with assets of $2,326 million and $1,988 million at December 31, 2017 and 2016, respectively. The assets in these separate accounts are comprised of investments in MainStay VP Funds Trust, non-proprietary mutual funds and limited partnerships. The assets in these separate accounts are carried at fair value.

Refer to Note 12 – Policyholders’ Liabilities for information regarding separate accounts with contractual guarantees for minimum death benefits (“GMDB”), guaranteed minimum accumulation benefits (“GMAB”), enhanced beneficiary benefit (“EBB”) and guaranteed future income benefits (“GFIB”).

NOTE 9 – FAIR VALUE MEASUREMENTS

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company's assets and liabilities recorded at fair value, except certain assets for which the NAV per share is used as a practical expedient, are measured and classified in accordance with a fair value hierarchy consisting of three levels based on the observability of the inputs used in measuring the fair value. The level is determined based on the lowest level input that is significant to the fair value measurement.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The levels of the fair value hierarchy based on the inputs to the valuation are as follows:

Level 1
Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3
Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value

The Company has an established and well-documented process for determining fair value of its financial instruments.
Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring of trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities which go through this formal price challenge process.
In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee is comprised of representatives from the Company's Investment Management group, Controller's, Compliance and Security Operations. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The following tables represent the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2017 and 2016 (in millions):

	2017
	Level 1	Level 2	Level 3	NAV as a Practical Expedient[3]	Total

Fixed maturities - available-for-sale
U.S. Treasury	$—	$982	$—	$—	$982
U.S. government corporations and agencies	—	1,137	12	—	1,149
U.S. agency mortgage-backed and asset-backed securities	—	16,750	1	—	16,751
Foreign governments	—	343	4	—	347
U.S. corporate	—	43,101	66	—	43,167
Affiliated bonds	—	—	1,989	—	1,989
Foreign corporate	—	9,921	13	—	9,934
Non-agency residential mortgage-backed securities	—	967	7	—	974
Non-agency commercial mortgage-backed securities	—	5,550	338	—	5,888
Non-agency asset-backed securities	—	6,213	765	—	6,978
Total fixed maturities - available-for-sale	—	84,964	3,195	—	88,159
Fixed maturities - securities, at fair value
U.S agency mortgage-backed and asset-backed securities	—	5	—	—	5
U.S. corporate	—	438	—	—	438
Foreign corporate	—	1,902	—	—	1,902
Non-agency residential mortgage-backed securities	—	3	—	—	3
Non-agency commercial mortgage-backed securities	—	34	2	—	36
Non-agency asset-backed securities	—	23	21	—	44
Total fixed maturities - securities, at fair value	—	2,405	23	—	2,428
Equity securities - available-for-sale
Common stock	—	—	25	—	25
Non-redeemable preferred stock	—	—	16	—	16
Total equity securities - available-for-sale	—	—	41	—	41
Equity securities - securities, at fair value
Common stock	701	—	4	—	705
Non-redeemable preferred stock	—	2	—	—	2
Mutual funds	423	—	1	7	431
Total equity securities - securities, at fair value	1,124	2	5	7	1,138
Derivative assets	—	228	13	—	241
Securities purchased under agreements to resell	—	223	—	—	223
Investments, at fair value of consolidated
investment companies	132	236	1	—	369
Other invested assets	—	46	—	—	46
Cash equivalents	200	1,964	—	—	2,164
Short-term investments	—	15	—	—	15
Separate account assets	34,835	—	—	257	35,092
Total assets accounted for at fair value on a recurring basis	$36,291	$90,083	$3,278	$264	$129,916

Policyholders’ account balances [1]	$—	$—	$33	$—	$33
Derivative liabilities	—	115	3	—	118
Total liabilities accounted for at fair value on a recurring basis [2]	$—	$115	$36	$—	$151
1 Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.
2 Separate account liabilities are not included above, as they are reported at contract value in accordance with the Company’s policy (refer to Note 3 – Significant Accounting Policies).
3 The fair value amounts presented in the category are intended to permit reconciliation of the total assets in this table to the amounts presented in the statements of financial position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	2016
	Level 1	Level 2	Level 3	NAV as a Practical Expedient[3]	Total

Fixed maturities - available-for-sale
U.S. Treasury	$—	$1,654	$—	$—	$1,654
U.S. government corporations and agencies	—	1,213	24	—	1,237
U.S. agency mortgage-backed and asset-backed securities	—	15,552	2	—	15,554
Foreign governments	—	357	6	—	363
U.S. corporate	—	38,072	101	—	38,173
Affiliated bonds	—	—	1,816	—	1,816
Foreign corporate	—	10,566	2	—	10,568
Non-agency residential mortgage-backed securities	—	983	6	—	989
Non-agency commercial mortgage-backed securities	—	5,067	232	—	5,299
Non-agency asset-backed securities	—	5,921	982	—	6,903
Total fixed maturities - available-for-sale	—	79,385	3,171	—	82,556
Fixed maturities - securities, at fair value
U.S. agency mortgage-backed and asset-backed securities	—	5	—	—	5
U.S. corporate	—	326	—	—	326
Foreign corporate	—	1,492	—	—	1,492
Non-agency residential mortgage-backed securities	—	4	—	—	4
Non-agency commercial mortgage-backed securities	—	41	2	—	43
Non-agency asset-backed securities	—	51	2	—	53
Total fixed maturities - securities, at fair value	—	1,919	4	—	1,923
Equity securities - available-for-sale
Common stock	—	—	19	—	19
Non-redeemable preferred stock	—	1	14	—	15
Total equity securities - available-for-sale	—	1	33	—	34
Equity securities - securities, at fair value
Common stock	559	—	2	—	561
Mutual funds	359	—	—	5	364
Total equity securities - securities, at fair value	918	—	2	5	925
Derivative assets	—	429	29	—	458
Securities purchased under agreements to resell	—	298	—	—	298
Investments, at fair value of consolidated
investment companies	181	31	—	—	212
Other invested assets	—	15	—	—	15
Cash equivalents	119	1,671	—	—	1,790
Short-term investments	—	90	—	—	90
Separate account assets	30,444	—	—	363	30,807
Total assets accounted for at fair value on a recurring basis	$31,662	$83,839	$3,239	$368	$119,108

Policyholders’ account balances [1]	$—	$—	$180	$—	$180
Derivative liabilities	—	41	2	—	43
Total liabilities accounted for at fair value on a recurring basis [2]	$—	$41	$182	$—	$223

1 Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.
2 Separate account liabilities are not included above, as they are reported at contract value in accordance with the Company’s policy (refer to Note 3 – Significant Accounting Policies).
3 The fair value amounts presented in the category are intended to permit reconciliation of the total assets in this table to the amounts presented in the statements of financial position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The following represents a summary of significant valuation techniques for assets and liabilities used to determine fair value, as well as the general classification of such instruments in the valuation hierarchy.

Fixed maturities available-for-sale and Securities at fair value

Fixed maturity securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses an income-based valuation approach by using a discounted cash flow model or a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognizable, reliable and well regarded benchmarks by participants in the financial industry, which represents the broader U.S. public bond markets.
Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.
For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2.

The valuation techniques for most Level 3 fixed maturity securities are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Equity securities

Equity securities valued using unadjusted quoted prices in active markets that are readily and regularly available are classified as Level 1. Those securities valued using a market approach in which market quotes are available but are not considered actively traded are classified as Level 2. Securities priced through an internal valuation where significant inputs are deemed to be unobservable, which includes securities of a government organization, are classified as Level 3.

Derivative assets and liabilities

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives, which are either exchange-traded, or the fair value is derived using broker quotations. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, non-performance risk and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

When appropriate, valuations of OTC-bilateral derivatives are adjusted for non-performance risk. The Company uses default estimates implied by CDS spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate. The non-performance risk adjustment is applied only to the uncollateralized portion of the OTC-bilateral derivative assets and liabilities. OTC-bilateral derivative contracts are executed under master netting agreements with counterparties with a CSA, which is a bilateral ratings-sensitive agreement that requires collateral postings at established credit threshold levels. These agreements protect the interests of the Company and its counterparties should either party suffer a credit-rating deterioration. The vast majority of the Company’s derivative agreements are with highly rated major international financial institutions.

Securities purchased under agreements to resell

Due to the short-term nature (generally one month) of this investment, the asset’s carrying value approximates fair value. These investments are classified as Level 2.

Other invested assets

Level 2 assets represent surplus note investments, priced by a third-party pricing service, where the inputs to the valuation are deemed to be observable. Level 3 assets represent residual interests of securitizations, priced by a third-party pricing service, where inputs to the valuation are deemed to be unobservable.

Cash equivalents

These include money market funds, treasury bills, commercial paper and other highly liquid instruments. The highly liquid instruments are classified as Level 1. All other investments are classified as Level 2, since due to their short term nature, amortized cost is used as the best estimate of fair value.

Short term investments

For short term investments, amortized cost is used as the best estimate of fair value, and are classified as Level 2.

Separate account assets

Assets within the separate account are primarily invested in equities and fixed maturities. The fair value of investments in the separate accounts is calculated using the same procedures used for equities and fixed maturities in the general account. The separate accounts also invest in limited partnerships and hedge funds. These investments are valued based on the latest net asset value (“NAV”) using NAV as a practical expedient.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria(in millions):

		2017
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$232	$—	Monthly ,Quarterly and Semi- annual	180 days or less
Hedge Fund	Sector Investing	$23	$—	Monthly	30 days
Hedge Fund	Long/Short Equity	$2	$—	Monthly	30 days
Mutual Funds	Global Allocation	$7	$—	Weekly	5 days (Assets subject to lock up periods)

		2016
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$337	$—	Monthly, Quarterly, Semi-annual, Annual	180 days or less
Hedge Fund	Sector Investing	$24	$—	Monthly	30 days
Hedge Fund	Long/Short Equity	$2	$—	Monthly	30 days
Mutual Funds	Global Allocation	$5	$—	Weekly	5 days (Assets subject to lock up periods)

Policyholders’ account balances

Policyholders’ account balances carried at fair value consist of embedded derivatives bifurcated from the host contracts, which represent the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are equal to the present value of future expected payments to customers less the present value of assessed or imputed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. The expected cash flows are discounted using the treasury rate, plus a spread based upon the Company’s medium term notes. The spread reflects the market’s perception of the Company’s non-performance risk. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders’ account balances has been classified as Level 3.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Level 3 Assets and Liabilities by Price Source

The following tables present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources at December 31, 2017 and 2016 (in millions):

	2017
	Internal [1]	External [2]	Total

Fixed maturities - available-for-sale
U.S. government corporations and agencies	$—	$12	$12
U.S. agency mortgage-backed and asset-backed securities	—	1	1
Foreign governments	—	4	4
U.S. corporate	24	42	66
Affiliated bonds	1,989	—	1,989
Foreign corporate	—	13	13
Non-agency residential mortgage-backed securities	1	6	7
Non-agency commercial mortgage-backed securities	78	260	338
Non-agency asset-backed securities	75	690	765
Total fixed maturities - available-for-sale	2,167	1,028	3,195
Fixed maturities - securities, at fair value
Non-agency commercial mortgage-backed securities	—	2	2
Non-agency asset-backed securities	—	21	21
Total fixed maturities - securities, at fair value	—	23	23
Equity securities
Common stock	28	1	29
Non-redeemable preferred stock	16	—	16
Mutual Funds	—	1	1
Total equity securities	44	2	46
Investments, at fair value of consolidated investment companies		1	1
Derivative assets	—	13	13
Total assets accounted for at fair value on a recurring basis	$2,211	$1,067	$3,278

Policyholders’ account balances	$33	$—	$33
Derivative liabilities	—	3	3
Total liabilities accounted for at fair value on a recurring basis	$33	$3	$36

1 Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information, where pricing inputs are deemed to be unobservable.
2 Primarily represents independent non-binding broker quotes, where pricing inputs are not readily available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	2016
	Internal (1)	External (2)	Total

Fixed maturities - available-for-sale
U.S. government corporations and agencies	$—	$24	$24
U.S. agency mortgage-backed and asset-backed securities	—	2	2
Foreign governments	—	6	6
U.S. corporate	49	52	101
Affiliated bonds	1,816	—	1,816
Foreign corporate	—	2	2
Non-agency residential mortgage-backed securities	—	6	6
Non-agency commercial mortgage-backed securities	123	109	232
Non-agency asset-backed securities	168	814	982
Total fixed maturities - available-for-sale	2,156	1,015	3,171
Fixed maturities - securities, at fair value
Non-agency commercial mortgage-backed securities	—	2	2
Non-agency asset-backed securities	—	2	2
Total fixed maturities - securities, at fair value	—	4	4
Equity securities
Common stock	20	1	21
Non-redeemable preferred stock	14	—	14
Total equity securities	34	1	35
Derivative assets	—	29	29
Total assets accounted for at fair value on a recurring basis	$2,190	$1,049	$3,239

Policyholders’ account balances	$180	$—	$180
Derivative liabilities	—	2	2
Total liabilities accounted for at fair value on a recurring basis	$180	$2	$182

(1) Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information, where pricing inputs that are deemed to be unobservable.
(2) Primarily represents independent non-binding broker quotes, where pricing inputs are not readily available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Quantitative Information Regarding Internally - Priced Level 3 Assets and Liabilities

The following tables present quantitative information on significant internally priced Level 3 assets and liabilities at December 31, 2017 and 2016 ($ in millions):

	2017
	Fair Value	Valuation Techniques	Unobservable Input	Range	Weighted Average

Assets:
U.S. corporate	$24	Discounted Cash Flow	Discount Rate	2.7%-18.5%	5.5%

Affiliated bonds	$1,989	Discounted Cash Flow	Discount Rate	4.26%

Non-agency asset-backed securities	$75	Discounted Cash Flow	Discount Rate	4.0%-9.9%	5.6%

Non-agency commercial mortgage-backed securities	$78	Discounted Cash Flow	Discount Rate	3.6%-3.9%	3.7%

Equity securities	$18	Market Comparable	Revenue Multiple	4.4x-15.3x

Liabilities:
Policyholders’ account balances	$33	Discounted Cash Flow	Discount Rate	2.0%-6.8%
		(GMAB)	Equity Returns	1.2%-9.2%
			Equity Volatility Curve	16.2%-75.5%
			Lapse Rate	1.0%-31.5%
			Mortality Rate	0.0%-50.0%
			Utilization Rate	0%-100%
			Withdrawal Rate	2.5%-8.3.%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	2016
	Fair Value	Valuation Techniques	Unobservable Input	Range	Weighted Average

Assets:
U.S. corporate	$49	Discounted Cash Flow	Discount Rate	2.2% - 13.8%	10%

Affiliated bonds	$1,816	Discounted Cash Flow	Discount Rate	4.25%

Non-agency asset-backed securities	$168	Discounted Cash Flow	Discount Rate	3.5% - 10.4%	6.5%

Non-agency commercial mortgage-backed securities	$123	Discounted Cash Flow	Discount Rate	3.1% - 12.0%	3.9%

Equity securities	$9	Market Comparable	Price to Book Multiple	0.62x
		Market Comparable	Revenue Multiple	5.6x - 26.1x

Liabilities:
Policyholders’ account balances	$180	Discounted Cash Flow	Discount Rate	1.5%-7.9%
		(GMAB)	Equity Returns	1.5%-7.3%
			Equity Volatility Curve	17.5%-62.1%
			Lapse Rate	1.0%-32.0%
			Mortality Rate	0.1%-50.0%
			Utilization Rate	0%-100.0%
			Withdrawal Rate	2.5%-8.3%

The following is a description of the sensitivity to changes in unobservable inputs of the estimated fair value of the Company’s Level 3 assets included above, for which we have access to the valuation inputs, as well as the sensitivity to changes in unobservable inputs of the Level 3 assets that are valued based on external pricing information.

U.S. corporate securities

Most corporate securities are valued using a discounted cash flow analysis based on the expected cash flows of each security. The most significant unobservable input to the valuation of these securities is the discount rate, as it usually includes spread adjustments. Significant spread widening would decrease the value of these securities. The opposite effect would occur if spreads tightened significantly. Default rates are also a component of the valuation. If expected default rates on these securities significantly increase, the fair value will decrease, with the opposite being true for significant decreases in default rates.

Affiliated bonds

This security relates to an affiliated bond with Madison Capital Funding which was acquired at December 31, 2017 and therefore cost of $1,989 million and $1,816 million, for 2017 and 2016, respectively approximates fair value. The valuation of this bond in the future may include unobservable inputs and is therefore classified as Level 3.

Non-agency commercial mortgage-backed and asset-backed securities

These securities are mainly valued using discounted cash flow models. Significant spread widening, spread tightening and increases and decreases in default rates will have the same impact on the fair values of these securities as described above under U.S. corporate securities. Significant increases in loss severity assumptions will decrease the estimated fair value of these securities, with the opposite being true for decreases in expected loss severities.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Equity securities

The equity securities included in the table above mostly relate to the Company’s holdings in the Federal Home Loan Bank of Pittsburgh ( the “FHLB of Pittsburgh”) stock, refer to Note 17 - Debt. As prescribed in the FHLB of Pittsburgh’s Capital Plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased or transferred at par value. Since there is not an observable market for the FHLB of Pittsburgh stock are held at cost and, these securities have been classified as Level 3. The cost basis of the FHLB of Pittsburgh stock was $26 million and $24 million as of December 31, 2017 and 2016, respectively.

Policyholders’ account balances

Policyholders’ account balances consist of embedded derivatives bifurcated from host contracts, which represent the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are equal to the present value of future expected payments to customers, less the present value of assessed rider fees attributable to the embedded derivative feature. Generally, higher (lower) equity returns will result in a lower (higher) fair value of the liability, while higher (lower) implied volatility assumptions will result in a higher (lower) fair value of the liability.

Transfers between Levels

Transfers between levels may occur as a result of changes in valuation sources or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. The Company’s policy is to assume the transfer occurs at the beginning of the period.

Transfers between Levels 1 and 2

Periodically, the Company has transfers between Level 1 and Level 2 assets and liabilities.

Transfers between Levels 1 and 2 were not significant during the 12 months ended December 31, 2017 and 2016.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and/or out of Level 3 is based on the changes in the observability of data.

Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

During the years ended December 31, 2017 and 2016, the Company transferred $154 million and $228 million, respectively, of securities into Level 3 consisting of fixed maturities available-for-sale securities and separate account assets in 2017 and 2016. The transfers into Level 3 related to fixed maturities available-for-sale securities were primarily due to unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third-party pricing services (that could be validated) was utilized. For the separate account assets, transfers into Level 3 are related to limited partnership investments that are restricted with respect to transfers or withdrawals.

Transfers out of Level 3 of $531 million and $526 million during the years ended December 31, 2017, and 2016, respectively, were primarily due to significant increases in market activity, or one or more significant input(s) becoming observable, or a change in the valuation technique for fixed maturities available-for-sale, equity securities available-for-sale and other invested assets in 2017 and 2016.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The following tables present the changes in fair value of all Level 3 assets and liabilities for the years ended December 31, 2017, 2016 and 2015 (in millions):

	U.S. government corporations and agencies	U.S. agency mortgage-backed and asset-backed	Foreign governments	U.S. corporate	Affiliated bonds

Fair Value, December 31, 2014	$24	$27	$8	$266	$—
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	—	—	(1)	—
Net investment income[1]	—	(1)	—	—	—
Other comprehensive loss	—	—	—	3	1,707
Sales	—	(6)	—	(15)	—
Settlements	—	—	(1)	(8)	—
Transfers into Level 3[2]	—	—	—	3	—
Transfers out of Level 3[2]	—	(18)	—	(141)	—
Fair Value, December 31, 2015	24	2	7	107	1,707
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	—	—	(16)	—
Net investment income[1]	—	—	—	(1)	—
Other comprehensive loss	—	—	—	10	36
Purchases	—	—	—	14	555
Sales	—	—	—	—	—
Issuances	—	—	—	(16)	—
Settlements	—	—	(1)	(34)	(482)
Transfers into Level 3[2]	—	—	—	84	—
Transfers out of Level 3[2]	—	—	—	(47)	—
Fair Value, December 31, 2016	24	2	6	101	1,816
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	—	—	(5)	—
Net investment income[1]	—	—	—	—	—
Other comprehensive income/(loss)	(1)	—	—	—	78
Purchases	—	1	—	15	346
Sales	—	—	—	(33)	—
Issuances	—	—	—	—	—
Settlements	(11)	—	(2)	(17)	(251)
Transfers into Level 3[2]	—	—	—	26	—
Transfers out of Level 3[2]	—	(2)	—	(21)	—
Fair Value, December 31, 2017	$12	$1	$4	$66	$1,989

1 Net investment income/loss includes amortization of discount and premium on fixed maturities.
2 Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	Foreign corporate	Non-agency residential mortgage-backed securities	Non-agency commercial mortgage-backed securities	Non-agency asset-backed securities	Total fixed maturities- available-for-sale

Fair Value, December 31, 2014	$41	$16	$195	$817	$1,394
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	1	(2)	—	(1)
Net investment income[1]	—	—	—	—	(1)
Other comprehensive loss	—	(1)	—	(7)	(9)
Purchases	—	—	233	446	2,389
Sales	—	(1)	(1)	—	(23)
Settlements	(18)	(6)	(12)	(90)	(135)
Transfers into Level 3[2]	—	—	2	33	38
Transfers out of Level 3[2]	(23)	—	—	(358)	(540)
Fair Value, December 31, 2015	—	9	415	841	3,112
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	—	(1)	(14)	(31)
Net investment income[1]	—	—	—	—	(1)
Other comprehensive loss	—	—	(1)	7	52
Purchases	2	(1)	37	444	1,051
Sales	—	—	—	—	—
Issuances	—	—	—	—	(16)
Settlements	—	(3)	(3)	(159)	(682)
Transfers into Level 3[2]	—	1	3	114	202
Transfers out of Level 3[2]	—	—	(218)	(251)	(516)
Fair Value, December 31, 2016	2	6	232	982	3,171
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	—	—	(11)	(16)
Net investment income[1]	—	—	—	—	—
Other comprehensive income/(loss)	—	—	—	11	88
Purchases	12	—	143	400	917
Sales	(1)	—	—	(31)	(65)
Issuances	—	—	—	—	—
Settlements	—	(1)	(2)	(232)	(516)
Transfers into Level 3[2]	—	2	—	118	146
Transfers out of Level 3[2]	—	—	(35)	(472)	(530)
Fair Value, December 31, 2017	$13	$7	$338	$765	$3,195

1 Net investment income/loss includes amortization of discount and premium on fixed maturities.
2 Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	Non-agency commercial mortgage-backed securities	Non-agency asset-backed securities	Total fixed maturities - securities, at fair value	Common stock	Non-redeemable preferred stock

Fair Value, December 31, 2014	$2	$4	$6	$2	$2
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	(1)	(1)	—	—
Net investment income[1]	—	—	—	—	—
Other comprehensive loss	—	—	—	(1)	—
Purchase	—	—	—	26	3
Sales	—	—	—	(1)	—
Settlements	—	—	—	—	—
Transfers into Level 3[2]	—	—	—	—	—
Transfers (out of) Level 3[2]	—	—	—	—	—
Fair Value, December 31, 2015	2	3	5	26	5
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	—	—	—	—
Net investment income[1]	—	—	—	—	—
Other comprehensive loss	—	—	—	—	3
Purchases	—	2	2	2	6
Sales	—	—	—	—	—
Issuances	—	—	—	—	—
Settlements	—	(3)	(3)	—	—
Transfers into Level 3[2]	—	—	—	—	—
Transfers (out of) Level 3[2]	—	—	—	(7)	—
Fair Value, December 31, 2016	2	2	4	21	14
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—		—	1	—
Net investment income[1]	—	—	—	—	—
Other comprehensive income/(loss)	—	—	—	—	2
Purchases	—	20	20	3	—
Sales	—	—	—	(3)	—
Issuances	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3[2]	—	—	—	7	—
Transfers (out of) Level 3[2]	—	(1)	(1)	—	—
Fair Value, December 31, 2017	$2	$21	$23	$29	$16

1 Net investment income/loss includes amortization of discount and premium on fixed maturities.
2 Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	Mutual fund	Total equity securities	Derivative Assets	Investments, at fair value, of consolidated investment companies

Fair Value, December 31, 2014	$—	$4	$4	$—
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	—	(6)	—
Net investment income[1]	—	—	—	—
Other comprehensive loss	—	(1)	—	—
Purchases	3	32	2	—
Sales	—	(1)	—	—
Settlements	—	—	—	—
Transfers into Level 3[2]	—	—	—	—
Transfers (out of) Level 3[2]	—	—	—	—
Fair Value, December 31, 2015	3	34	—	—
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	—	—	—
Net investment income[1]	—	—	—	—
Other comprehensive loss	—	3	—	—
Purchases	—	8	3	—
Sales	—	—	—	—
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3[2]	—	—	26	—
Transfers (out of) Level 3[2]	(3)	(10)	—	—
Fair Value, December 31, 2016	—	35	29	—
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	1	(16)	—
Net investment income[1]	—	—	—	—
Other comprehensive income/(loss)	—	2	—	—
Purchases	—	3	—	1
Sales	—	(3)	—	—
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3[2]	—	8	—	—
Transfers (out of) Level 3[2]	1	—	—
Fair Value, December 31, 2017	$1	$46	$13	$1

1 Net investment income/loss includes amortization of discount and premium on fixed maturities.
2 Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	Separate account assets	Total assets	Policyholders’ account balances	Derivative liabilities	Total liabilities

Fair Value, December 31, 2014	$260	$1,668	$181	$—	$181
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	(8)	—	3	3
Net investment income[1]	—	(1)	(62)	—	(62)
Other comprehensive loss	—	(10)	(2)	—	(2)
Interest credited to policyholders’ account balances	—	—	—	—	—
Purchases	—	2,423	—	—	—
Sales	—	(24)	38	—	38
Settlements	—	(135)	—	—	—
Transfers into Level 3[2]	—	38	—	—	—
Transfers (out of) Level 3[2]	(260)	(800)	—	—	—
Fair Value, December 31, 2015	—	3,151	155	3	158
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	(31)	—	(1)	(1)
Net investment income[1]	—	(1)	(14)	—	(14)
Other comprehensive loss	—	55	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—
Purchases	—	1,064	40	—	40
Sales	—	—	—	—	—
Issuances	—	(16)	—	—	—
Settlements	—	(685)	(1)	—	(1)
Transfers into Level 3[2]	—	228	—	—	—
Transfers (out of) Level 3[2]	—	(526)	—	—	—
Fair Value, December 31, 2016	—	3,239	180	2	182
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	(31)	—	1	1
Net investment income[1]	—	—	(185)	—	(185)
Other comprehensive income/(loss)	—	90	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—
Purchases	—	941	—	—	—
Sales	—	(68)	42	—	42
Issuances	—	—	—	—	—
Settlements	—	(516)	(4)	—	(4)
Transfers into Level 3[2]	—	154	—	—	—
Transfers (out of) Level 3[2]	—	(531)	—	—	—
Fair Value, December 31, 2017	$—	$3,278	$33	$3	$36

1 Net investment income/loss includes amortization of discount and premium on fixed maturities.
2 Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The following tables include the unrealized gains or losses for the years ended December 31, 2017, 2016 and 2015 by category for Level 3 assets still held at December 31, 2017, 2016 and 2015, respectively (in millions):

	2017
	U.S. corporate	Affiliated bonds	Non-agency asset-backed residential securities	Total fixed maturities - available-for-sale
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment (losses) gains	$(2)	$—	$(4)	$(6)
Net investment income	—	—	—	—
Other comprehensive income/(loss)	—	81	13	94
Total change in unrealized (losses) gains	$(2)	$81	$9	$88

	Non-redeemable preferred stock	Total assets
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment losses	$—	$(5)
Net investment income	—	(1)
Other comprehensive income	2	96
Total change in unrealized gains (losses)	$2	$90

There were no unrealized or realized gains or losses recorded for Level 3 liabilities held at December 31, 2017.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	2016
	U.S. corporate	Non-agency residential mortgage-backed securities	Non-agency commercial mortgage-backed securities	Non-agency asset-backed residential securities	Total fixed maturities - available-for-sale
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment gains (losses)	$(16)	$—	$(1)	$(14)	$(31)
Net investment loss	(1)	—	—	—	(1)
Other comprehensive income	11	36	(1)	7	53
Total change in unrealized gains (losses)	$(6)	$36	$(2)	$(7)	$21

	Non-redeemable preferred stock	Total assets
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment losses	$—	$(31)
Net investment loss	—	(1)
Other comprehensive income	3	20
Total change in unrealized gains (losses)	$3	$24

There were no unrealized or realized gains or losses recorded for Level 3 liabilities held at December 31, 2016.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	2015
	U.S. agency mortgage-backed and asset-backed securities	Foreign corporate	U.S. corporate	Non-agency residential mortgage-backed securities	Non-agency commercial mortgage-backed securities
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment gains (losses)	$—	$1	$(2)	$1	$—
Net investment income	(1)	—	—	—	(1)
Other comprehensive losses	—	(2)	—	(10)	(12)
Total change in unrealized gains (losses)	$(1)	$(1)	$(2)	$(9)	$(13)

	Non-agency asset-back securities	Total fixed maturities - securities, at fair value	Common stock	Total assets
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment losses	$(2)	$(2)	$—	$(2)
Net investment income	—	—	—	(1)
Other comprehensive losses	—	—	(1)	(13)
Total change in unrealized gains (losses)	$(2)	$(2)	$(1)	$(16)

There were no unrealized or realized gains or losses recorded for Level 3 liabilities held at December 31, 2015.

Non-recurring Fair Value Measurements

Assets and liabilities measured at fair value on a non-recurring basis include mortgage loans, which are described in detail below.

The following tables represent certain assets measured at estimated fair value during the years ended and still held at December 31, 2017 and 2016 (in millions):

2017
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment
Mortgage loans	$—	$—

2016
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment
Mortgage loans	$1	$1

The impaired mortgage loans presented above were written down to the estimated fair value of the collateral at the date the impairments were recognized and have been categorized as Level 3.

For a description of the Company’s valuation process and controls, refer to “Determination of Fair Value” section above.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Fair Value of Other Financial Instruments

Authoritative guidance related to financial instruments requires disclosure of fair value information of financial instruments, whether or not fair value is recognized in the Consolidated Statements of Financial Position, for which it is practicable to estimate fair value.

The carrying value and estimated fair value of financial instruments not otherwise disclosed in Notes 6, 12, 15 and 17 of Notes to the Consolidated Financial Statements at December 31, 2017 and 2016 are presented below (in millions):

	2017
	Carrying	Estimated Fair Value
	Value	Level 1	Level 2	Level 3	Total

Assets
Mortgage loans	$14,421	$—	$—	$14,750	$14,750
Cash	46	46	—	—	46
Other invested assets	185	—	68	139	207
Other assets	756	—	756	—	756

Liabilities
Policyholders’ account balances - investment contracts	$43,456	$—	$—	$42,349	$42,349
Collateral received on securities lending and repurchase agreements	675	—	675	—	675
Collateral received on derivative transactions	173	—	173	—	173
Debt	1	—	1	—	1

	2016
	Carrying	Estimated Fair Value
	Value	Level 1	Level 2	Level 3	Total

Assets
Mortgage loans	$13,705	$—	$—	$13,972	$13,972
Senior secured commercial loans	7	—	—	7	7
Cash	65	65	—	—	65
Other invested assets	207	—	53	182	235
Other assets	705	—	705	—	705

Liabilities
Policyholders’ account balances - investment contracts	$40,556	$—	$—	$39,655	$39,655
Collateral received on securities lending and repurchase agreements	675	—	675	—	675
Collateral received on derivative transactions	398	—	398	—	398
Debt	1	—	1	—	1

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Mortgage loans

The estimated fair value of mortgage loans is determined based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which take into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs.

Senior secured commercial loans

The estimated fair value for the loan portfolio is based on prevailing interest rate spreads in the market. Fair value is calculated by discounting future cash flows using prevailing interest rates on similar loans plus a spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation.

Cash and cash equivalents

The Company believes that due to the short-term nature of cash and cash equivalents, the fair value approximates carrying value.

Other invested assets

These assets include collateral posted on derivative transactions, third-party loans, and investments in qualified affordable housing projects. The fair value for derivative transactions approximates the carrying amount as they are short term in nature. The third-party loans are fair valued by discounting estimated cash flows for each loan at the prevailing interest rates on similar loans plus spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation. The fair value of investments in qualified affordable housing projects is based on a discounted cash flow calculation using a discount rate that is determined internally.

Policyholders’ account balances – investment contracts

These contracts include continued interest accounts, supplementary contracts without life contingencies and other deposit type contracts where account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and company specific assumptions for lapses, mortality and expenses. The cash flows are discounted using the yield on the Company’s medium term notes. For funding agreements backing medium term notes, fair values are based on available market prices for the notes. For annuity certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Debt

The fair value of the Company’s non-recourse debt and other debt approximates carrying value.

Collateral received on securities lending, repurchase agreements and derivative transactions

The carrying value of the liability approximates fair value since these borrowings are generally short-term in nature.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2017, 2016 and 2015 were as follows (in millions):

	2017	2016	2015
Fixed maturities	$3,393	$3,299	$3,139
Equity securities	36	23	18
Mortgage loans	616	591	548
Policy loans	53	57	57
Other investments	72	34	129
Gross investment income	4,170	4,004	3,891
Investment expenses	(147)	(133)	(124)

Net investment income	$4,023	$3,871	$3,767

For the years ended December 31, 2017, 2016 and 2015, Net investment gains (losses) were as follows (in millions):

	2017	2016	2015
Fixed maturities
Total OTTI losses	$(55)	$(119)	$(107)
Portion of OTTI losses recognized in OCI	12	14	13
Net OTTI losses on fixed maturities recognized in earnings	(43)	(105)	(94)
All other (losses) gains	384	(23)	(29)
Fixed maturities, net	341	(128)	(123)
Equity securities	145	45	(20)
Mortgage loans	(2)	(2)	(3)
Limited partnerships and other invested assets	(5)	—	—
Derivative instruments	(203)	159	182
Other	(2)	16	24
Net investment gains	$274	$90	$60

The net investment losses on Securities, at fair value (both fixed maturities and equity securities) amounted to $(462) million, $25 million and $212 million for the years ended December 31, 2017, 2016 and 2015, respectively. Of these losses, $(408) million, $5 million and $196 million were related to changes in fair value.

Gains and losses for Securities at fair value are included in Net investment gains or losses.

Realized gains on sales of available-for-sale fixed maturities were $156 million, $111 million and $193 million for the years ended December 31, 2017, 2016 and 2015, respectively; and realized losses were $65 million, $68 million and $32 million, respectively. Realized gains on sales of available-for-sale equity securities were $1 million, $10 million and $9 million for the years ended December 31, 2017, 2016 and 2015, respectively; and realized losses were $0 million, $0 million and $1 million, respectively.

Losses from OTTI on equity securities (included in net investment gains or losses on equity securities above) were $0 million, less than $0 million and $1 million for the years ended December 31, 2017, 2016 and 2015, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for fixed maturities and equity securities, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2017 and 2016 (in millions):

			2017
	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Fixed maturities
U.S. Treasury	$419	$3	$242	$7	$661	$10
U.S. government corporations and agencies	39	—	229	7	268	7
U.S. agency mortgage-backed and asset-backed securities	2,796	29	3,501	159	6,297	188
Foreign governments	53	—	28	1	81	1
U.S. corporate	5,530	56	3,678	132	9,208	188
Foreign corporate	1,017	13	1,018	37	2,035	50
Non-agency residential mortgage-backed securities	26	1	138	5	164	6
Non-agency commercial mortgage-backed securities	1,295	9	924	34	2,219	43
Non-agency asset-backed securities	1,520	9	746	18	2,266	27
Total fixed maturities	$12,695	$120	$10,504	$400	$23,199	$520

			2016
	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Fixed maturities
U.S. Treasury	$1,204	$29	$—	$—	$1,204	$29
U.S. government corporations and agencies	252	13	—	—	252	13
U.S. agency mortgage-backed and asset-backed securities	5,109	213	306	20	5,415	233
Foreign governments	48	1	—	—	48	1
U.S. corporate	9,730	375	1,010	65	10,740	440
Foreign corporate	2,490	66	455	42	2,945	108
Non-agency residential mortgage-backed securities	96	2	275	14	371	16
Non-agency commercial mortgage-backed securities	1,824	59	266	8	2,090	67
Non-agency asset-backed securities	2,337	50	1,170	20	3,507	70
Total fixed maturities	$23,090	$808	$3,482	$169	$26,572	$977

At December 31, 2017, the unrealized loss amount consisted of approximately 2,918 different fixed maturities and 1 equity security.

At December 31, 2017, unrealized losses on investment grade fixed maturities were $454 million or 87% of the Company’s total fixed maturities’ unrealized losses. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners (‘‘NAIC’’) of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s; or a rating of AAA, AA, A or BBB from Standard & Poor’s (‘‘S&P’’); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturities with a rating below investment grade represent $67 million or 13% of the Company’s total fixed maturities’ unrealized losses at December 31, 2017.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

The amount of gross unrealized losses for fixed maturities where the fair value had declined by 20% or more of amortized cost totaled $44 million. The amount of time that each of these securities has continuously been 20% or more below the amortized cost consist of $5 million for 6 months or less, less than $1 million for greater than 6 months through 12 months and $38 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it did not have the intent to sell the security or it was more likely than not that it would not be required to sell the security before its anticipated recovery.

Net Unrealized Investment Gains or Losses

Net unrealized investment gains or losses on available-for-sale investments are included in the Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments for prior period net unrealized gains or losses that have been recognized as realized gains or losses during the current year and are included in Net investment gains or losses.

The components of Net unrealized investment gains or losses reported in AOCI at December 31, 2017, 2016 and 2015 were as follows (in millions):

	2017	2016	2015
Fixed maturities, available-for-sale - all other	$2,826	$1,838	$1,690
Fixed maturities on which an OTTI loss has been recognized	75	58	22
Total fixed maturities	2,901	1,896	1,712
Equity securities, available-for-sale	5	2	8
Derivatives designated as cash flow hedges	11	15	34
Other investments	5	2	2
Subtotal	2,922	1,915	1,756
Amounts recognized for:
DAC	(438)	(321)	(279)
Other assets (sales inducements)	(3)	(5)	(7)
Policyholders’ account balances and future policy benefits	45	39	33
Deferred taxes	(531)	(569)	(525)
Net unrealized gains on investments	$1,995	$1,059	$978

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

The net unrealized gains or losses for the years ended December 31, 2017, 2016 and 2015, are presented separately for amounts related to fixed maturities on which an OTTI loss has been recognized and all other net unrealized investment gains or losses, were as follows (in millions):

Net unrealized investment gains and losses on fixed maturities on which an OTTI loss has been recognized
	Net Unrealized Gains (Losses) on Investments	DAC	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	AOCI Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2014	$34	$(1)	$—	$—	$(11)	$22
Net investment (losses) gains on investments arising during the period	(10)	—	—	—	4	(6)
Reclassification adjustment for (gains) losses included in net income	(2)	—	—	—	1	(1)
Reclassification adjustment for OTTI losses excluded from net income [1]	—	—	—	—	—	—
Impact of net unrealized investment losses (gains) on DAC and sale inducements	—	2	—	—	(1)	1
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—	—	—	—
Balance, December 31, 2015	22	1	—	—	(7)	16
Net investment gains (losses) on investments arising during the period	50	—	—	—	(17)	33
Reclassification adjustment for (gains) losses included in net income	(6)	—	—	—	2	(4)
Reclassification adjustment for OTTI losses excluded from net income [1]	(8)	—	—	—	3	(5)
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	(6)	—	—	2	(4)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—	—	—	—
Balance, December 31, 2016	58	(5)	—	—	(17)	36
Change in accounting principle - reclass of stranded tax effects	—	—	—	—	6	6
Net investment gains (losses) on investments arising during the period	15	—	—	—	(1)	14
Reclassification adjustment for (gains) losses included in net income	—	—	—	—	—	—
Reclassification adjustment for OTTI losses excluded from net income [1]	—	—	—	—	—	—
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	(2)	—	—	—	(2)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—	—	—	—
Balance, December 31, 2017	$73	$(7)	$—	$—	$(12)	$54

*Amounts less than $1 million.

1 Represents “transfers out” related to the portion of OTTI losses and/or changes in non-credit losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

All other net unrealized gains and losses in AOCI
	Net Unrealized Gains (Losses) on Investments[1]	DAC	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	AOCI Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2014	$3,814	$(726)	$(17)	$70	$(1,099)	$2,042
Net investment (losses) gains on investments arising during the period	(2,146)	—	—	—	750	(1,396)
Reclassification adjustment for losses (gains) included in net income	66	—	—	—	(23)	43
Reclassification adjustment for OTTI losses excluded from net income [2]	—	—	—	—	—	—
Impact of net unrealized investment losses (gains) on DAC and sale inducements	—	445	10	—	(159)	296
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—	(36)	13	(23)
Balance, December 31, 2015	1,734	(281)	(7)	34	(518)	962
Net investment gains (losses) on investments arising during the period	193	—	—	—	(68)	125
Reclassification adjustment for (gains) losses included in net income	(78)	—	—	—	27	(51)
Reclassification adjustment for OTTI losses excluded from net income [2]	8	—	—	—	(3)	5
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	(35)	2	—	12	(21)
Impact of net unrealized investment losses (gains) on policyholders’ account balances and future policy benefits	—	—	—	5	(2)	3
Balance, December 31, 2016	1,857	(316)	(5)	39	(552)	1,023
Change in accounting principle - reclass of stranded tax effects	—	—	—	—	302	302
Net investment gains (losses) on investments arising during the period	944	—	—	—	(285)	659
Reclassification adjustment for losses (gains) included in net income	48	—	—	—	(14)	34
Reclassification adjustment for OTTI losses excluded from net income [2]	—	—	—	—	—	—
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	(115)	2	—	34	(79)
Impact of net unrealized investment losses (gains) on policyholders’ account balances and future policy benefits	—	—	—	6	(2)	4
Balance, December 31, 2017	$2,849	$(431)	$(3)	$45	$(517)	$1,943

1 Includes cash flow hedges. Refer to Note 7 – Derivative Instruments and Risk Management for information on cash flow hedges.
2 Represents “transfers out” related to the portion of OTTI losses and/or changes in non-credit losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

The following table provides a rollforward of the cumulative credit loss component of OTTI losses recognized in earnings for fixed maturities still held for which a portion of the loss was recognized in AOCI (in millions):

	2017	2016
Balance at beginning of year	$182	$158
Additions
Credit loss impairments recognized in the current period on securities previously not impaired	7	34

Additional credit loss impairments recognized in the current period on securities previously impaired	7	6

Reductions
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or sold during the period	(43)	(16)
Balance at end of year	$153	$182

The balance of and changes in each component of AOCI attributable to the Company were as follows (in millions):

	Foreign CTA	Net Unrealized Investment Gains (Losses)[1]	Net Unrealized Gains (Losses) on OTTI Fixed Maturity Investments	Total AOCI
Balance, December 31, 2014	$—	$2,042	$22	$2,064
Change in net unrealized investment losses, net of related offsets, reclassification adjustments and income taxes	—	(1,080)	(6)	(1,086)
Change in foreign currency translation adjustment, net of income taxes	(3)	—	—	(3)
Balance, December 31, 2015	(3)	962	16	975
Change in net unrealized investment gains, net of related offsets, reclassification adjustments and income taxes	—	61	20	81
Balance, December 31, 2016	(3)	1,023	36	1,056
Change in accounting principle - reclass of stranded tax effects	—	302	6	308
Change in net unrealized investment gains, net of related offsets, reclassification adjustments and income taxes	—	616	12	628
Balance, December 31, 2017	$(3)	$1,941	$54	$1,992

1 Includes cash flow hedges. Refer to Note 7 - Derivative Instruments and Risk Management for information on cash flow hedges.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

The amounts reclassified out of AOCI(1) for the years ended December 31, 2017, 2016 and 2015 were as follows (in millions):

	2017	2016	2015	Affected Line Item in the Consolidated Statements of Operations
Net unrealized investment (gains) losses
(Gains)/ losses on cash flow hedges:
Interest rate swaps	$—	$(1)	$1	Net investment income
Interest rate swaps	(2)	(1)	—	Net investment gains (losses)
Currency swaps	(1)	(1)	2	Net investment income
Currency swaps	4	(10)	—	Net investment gains (losses)
(Gains)/ losses on available-for-sale securities:
Impairment losses	—	(6)	(2)	Net investment gains (losses)
All other	47	(65)	66	Net investment gains (losses)
	48	(84)	67	Total before tax
	14	(29)	23	Income tax benefit (expense)
Total reclassifications for the period	$34	$(55)	$44	Net income

1 Negative amounts indicate gains/benefits reclassified out of AOCI. Positive amounts indicate losses/costs reclassified out of AOCI.

NOTE 11 – RELATED PARTY TRANSACTIONS

The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

New York Life provides the Company with certain services and facilities including, but not limited to, the following: accounting, tax and auditing services; legal services; actuarial services; electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. The fees incurred associated with these services and facilities, amounted to $968 million, $820 million and $823 million for the years ended December 31, 2017, 2016 and 2015, respectively, and were reflected in Operating expenses and Net investment income.

The Company’s interests in commercial mortgage loans and real estate portfolio acquired through foreclosure (“REO Portfolio”) are held in the form of participations in mortgages originated or acquired by New York Life (and, in the case of the REO Portfolio, a participation in the ownership of the REO Property (“REO Ownership Interest”)). Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage origination or acquisition. Consistent with the participation arrangement, all mortgage documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval.

The Company is a party to an investment advisory agreement with NYL Investors, as amended from time to time, whereby NYL Investors provides investment advisory and administrative services to the Company. For the years ended December 31, 2017, 2016 and 2015, the total cost for these services amounted to $125 million, $119 million and $110 million, respectively, which is included in the costs of services billed by New York Life to the Company. These costs are included in Operating expenses. The Company also has investment management agreements with certain affiliates, including GoldPoint Partners LLC, Ausbil Investment Management Limited, and Credit Value Partners LLC.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

New York Life Investment Management (“NYLIM”) has an investment advisory agreement with the Mainstay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund, and the Company have entered into agreement regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM of $37 million, $34 million and $35 million for the years ended December 31, 2017, 2016 and 2015, respectively, and was included in Fees-universal life and annuity policies.

NYLIM provides the Company with certain services and facilities including, but not limited to, management and other support. NYLIM charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between NYLIM and the Company. The Company incurred fees associated with the services and facilities in the amounts of $14 million, $15 million and $33 million for the years ended December 31, 2017, 2016 and 2015, respectively.

On October 1, 2017, the Company entered into a service agreement with its affiliate, Candriam Luxembourg (“Candriam”), whereby Candriam will provide certain investment fund research for the Company. The research provided by Candriam covers certain non-proprietary funds supporting the Company’s variable universal life insurance and annuity products.

The Company has a variable product distribution agreement with NYLIFE Distributors LLC (“Distributors”), an indirect wholly owned subsidiary of New York Life, granting Distributors the exclusive right to distribute and to be the underwriter and/or agent of the Company’s variable product policies. For the years ended December 31, 2017, 2016 and 2015, the Company received service fees of $44 million, $39 million and $39 million, respectively, under this agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

The Company has an agreement with NYLIFE Securities LLC (“Securities”), an indirect wholly owned subsidiary of New York Life, under which registered representatives of Securities solicit sales of multi-funded annuity contracts and variable life insurance policies. For the years ended December 31, 2017, 2016 and 2015, the Company incurred commission expense to Securities’ registered representatives of $119 million, $119 million and $139 million, respectively.

The Company has a service agreement with Securities, whereby Securities charges the Company a fee for management and supervisory services rendered in connection with variable life insurance and variable annuity sales and in-force business. For the years ended December 31, 2017, 2016 and 2015, the Company incurred an expense of $43 million, $48 million and $51 million, respectively.

The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a universal life insurance policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company received from New York Life $19 million, $23 million and $41 million for the years ended December 31, 2017, 2016 and 2015, respectively, and was included in Other income.

New York Life Capital Corporation (“NYLCC”), an indirect wholly owned subsidiary of New York Life, has a credit agreement with the Company dated December 23, 2004, as amended, whereby NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $490 million from the issuance of commercial paper. At December 31, 2017 and 2016, the Company had no outstanding loan balance to NYLCC. During 2017, 2016 and 2015, the Company had no interest expenses recorded by the Company in relation to this agreement.

The Company has a credit agreement with New York Life, dated September 30, 1993, as amended, whereby the Company may borrow up to $490 million from New York Life. During 2017, 2016 and 2015, the credit facility was not used, no interest was paid and there was no outstanding balance due.

In addition, the Company has a credit agreement with New York Life, dated April 1, 1999, as amended, wherein New York Life may borrow up to $490 million from the Company. During 2017, 2016 and 2015, the credit facility was not used, no interest was paid and there was no outstanding balance due.

Prior to December 31, 2015, the Company entered into a revolving loan agreement with MCF, which was a wholly owned subsidiary of NYL Investments (as amended from time to time, the “MCF Loan Agreement”). Under this agreement, the Company provided funding to MCF for lending and equity investment commitments entered into by MCF on or after January

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

1, 2010. The aggregate amount advanced by the Company to MCF under the MCF Loan Agreement, when aggregated with all other funding provided to or on behalf of MCF by the Company, could not exceed 2.75% of the Company’s statutory cash and invested assets as stated on the Company’s most recent quarterly statement. During 2015, the Company received interest payments from MCF totaling $100 million, which are included in Net investment income. All outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon was due in full on July 1, 2025. At December 31, 2015, all outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon, were paid in full and the agreement was terminated.

On December 31, 2015, the Company entered into a note funding agreement with MCF and New York Life (the “MCF Note Agreement”) and acquired a variable funding note issued by MCF thereunder (the “Note”). The Note, which is reported as a bond, had outstanding balances for the Company of $1,875 million and $1,780 million at December 31, 2017 and 2016, respectively, and were reported in Fixed maturities, available-for-sale. Pursuant to the MCF Note Agreement and variable funding note issued thereunder, the Company and New York Life may provide an aggregate of up to $4,700 million in funding to MCF for lending and equity investment commitments, as well as for business expenses. All outstanding advances made to MCF under the MCF Note Agreement, together with unpaid interest thereon, will be due in full on December 31, 2025. During 2017 and 2016, the Company recorded interest income from MCF totaling $79 million and $75 million, respectively. For 2017 and 2016, MCF paid a dividend of $63 million and $56 million to the Company.

The Company had purchased from MCF participations in collateralized loans to third-parties underwritten by MCF. Under the participation agreements, the Company assumes the performance risk on these loans with no recourse against MCF. In 2017 and 2016, the Company did not purchase any new loans. At December 31, 2017, all collateralized loans were fully paid down to zero. There were no remaining unfunded commitments and there is no intention of future participation in these collateralized loans. At December 31, 2016, the Company held loans with an outstanding balance of $7 million and had commitments to fund additional amounts on these existing loans of $2 million. These loans were reported in Other investments.

To satisfy its obligations under structured settlement agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.36% to 6.64%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2017 and 2016, the carrying value of the Interest in annuity contracts and the Obligations under structured settlement agreements amounted to $7,431 million and $6,808 million, respectively.

The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations was 5.84% for 2017. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2017 and 2016, the policyholder reserves related to these contracts amounted to $158 million and $160 million, respectively and were included in liabilities of Future policy benefits.

The Company has issued various Corporate Owned Life Insurance (“COLI”) policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. At December 31, 2017 and 2016, the policyholder reserves balances for these policies amounted to $3,969 million and $3,725 million, respectively, and were included in liabilities of Policyholders’ account balances and Separate account liabilities.

The Company has also issued various COLI policies to Voluntary Employees’ Beneficiary Association (“VEBA”) trusts, which were trusts formed for the benefit of New York Life’s retired employees and agents. At December 31, 2017 and 2016, the policyholder liability balances for these policies amounted to $411 million and $364 million, respectively, and were included in Policyholders’ account balances and Separate account liabilities.

In connection with the acquisition of an office building in 2017 by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

IL LLC.  The mortgage loan's maturity date is August 10, 2022 with fixed rate of 3.75% per annum. For the year ended December 31, 2017, interest earned amounted to $1 million.

In connection with the acquisition of an office building by REEP-OFC Westory DC, LLC, an indirectly wholly-owned subsidiary of New York Life, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC Westory DC LLC.  The interest-only loan, expected to be due and payable on August 10, 2022 was paid off in October 2017.For each of the years ended December 31, 2017, 2016 and 2015, interest earned amounted to $3 million.

In connection with a $150 million acquisition of a fee estate containing an office building and related improvements and encumbered by a ground lease by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy-in-Common Agreement dated as of June 11, 2012, which sets forth the terms that will govern, in part, each entity’s interest in the property. For each of the years ended December 31, 2017, 2016 and 2015, income earned amounted to $3 million.

Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life. Refer to Note 14 – Reinsurance for more details.

The Company has an over-retention agreement with New York Life. Refer to Note 14 – Reinsurance for more details.

At December 31, 2017 and 2016, the Company recorded amounts payable to parent and affiliates of $335 million and $239 million, respectively, and is included in Other liabilities. At December 31, 2017 and 2016, the Company recorded amounts due from parent and affiliates of $31 million and $33 million, respectively, and is included in Other assets. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

NOTE 12 – POLICYHOLDERS’ LIABILITIES

Policyholders’ Account Balances

Policyholders’ account balances at December 31, 2017 and 2016 were as follows (in millions):

	2017	2016
Deferred annuities	$45,841	$43,241
Universal life contracts	30,673	29,425
Other	1,275	1,353

Total policyholders’ account balances	$77,789	$74,019

Policyholders’ account balances on the above contracts are equal to cumulative deposits and interest credited, less withdrawals and mortality and expense charges, where applicable.

The following table highlights the interest rate assumptions generally utilized in calculating Policyholders’ account balances at December 31, 2017:

Product	Interest Rate
Deferred annuities	0.05% to 6.91%
Universal life contracts	2.60% to 8.00%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 12 – POLICYHOLDERS' LIABILITIES (continued)

Future Policy Benefits

Future policy benefits at December 31, 2017 and 2016 were as follows (in millions):

	2017	2016
Life insurance:
Taiwan business - 100% coinsured	$1,512	$1,320
Other life insurance	300	262
Total life insurance	1,812	1,582
Individual and group payout annuities	20,318	18,629
Other contract liabilities	116	81
Total future policy benefits	$22,246	$20,292

The following table highlights the key assumptions generally utilized in the calculation of liabilities for future policy benefits at December 31, 2017:

Product	Mortality	Interest Rate	Estimation Method
Individual and group payout annuities	Based upon best estimates at time of policy issuance with PAD	2.53% to 8.75%	Present value of expected future payments at a rate expected at issue with PAD

Guaranteed Minimum Benefits

At December 31, 2017 and 2016, the Company had fixed and variable annuities with guarantees. The Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current GMDB in excess of the current account balance at the balance sheet date. For contracts with the EBB optional feature, the net amount at risk is defined as the additional benefit amount that equals to a percentage of earnings in the contract, subject to certain maximums. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance at the balance sheet date. For guarantees of income, the net amount at risk is defined as the minimum account balance in excess of the current account balance needed to fund the GFIB or guaranteed lifetime income withdrawal benefits (“GLWB”).

Variable Annuity Contracts – GMDB, EBB, GMAB and GFIB

The Company issues certain variable annuity contracts with a GMDB feature that guarantees either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

b)Ratchet: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages
(adjusted for withdrawals)

Contracts with an optional EBB feature provide an additional death benefit amount equal to a percentage of earnings in the contract at time of death, subject to certain maximums.

The Company issues certain variable annuity contracts with a GMAB feature that guarantees a minimum contract value at the end of the guarantee period equal to 100% or 150% of the initial premium (adjusted for withdrawals), depending on the length of the guarantee period selected at issue. The minimum contract value can be reset after issue, and in such case, is set equal to the account value at the time of reset and the guaranteed period starts over. Older contracts must be surrendered

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 12 – POLICYHOLDERS' LIABILITIES (continued)

in order to receive the minimum contract value. Newer policies may pay out the higher of the GMDB and GMAB amount upon death, depending on the age of the contract and the guaranteed period selected.

The Company issues variable annuity contracts with a GFIB feature. This feature provides a minimum fixed annuity payment guarantee that will start on a date chosen by the policyholder.

The following tables provide the account value, net amount at risk and average attained age of contract holders at December 31, 2017 and 2016 for GMDBs, GMABs, EBBs and GFIBs ($ in millions):

	2017
	Return of Net Deposits			Ratchet		Income

	In the Event of Death	Accumulation at Specified Date	Additional Death Benefits	In the Event of Death	In the Event of Death	Accumulation at Specified Date
	(GMDB)	(GMAB)	(EBB)	(GMDB)	(GMAB)	(GFIB)
Account value	$21,353	$6,537	$54	$9,913	$1,524	$220
Net amount at risk	$19	$59	$7	$93	$10	$—
Average attained age of contract holders	59	59	69	65	62	60

	2016
	Return of Net Deposits			Ratchet		Income

	In the Event of Death	Accumulation at Specified Date	Additional Death Benefits	In the Event of Death	In the Event of Death (1)	Accumulation at Specified Date
	(GMDB)	(GMAB)	(EBB)	(GMDB)	(GMAB)	(GFIB)
Account value	$18,270	$5,839	$56	$9,874	$1,520	$226
Net amount at risk	$48	$84	$6	$172	$19	$1
Average attained age of contract holders	55	58	68	61	62	60

The following summarizes the general account liabilities for guarantees on variable contracts, included in liabilities for Future policy benefits for GMDB, EBB and GFIB, and liabilities for Policyholders’ account balances for GMAB (in millions):

	GMDB	GMAB	EBB	GFIB	Total
Balance at December 31, 2015	$74	$155	$2	$6	$237
Incurred guarantee benefits	(21)	26	—	(2)	3
Paid guarantee benefits	(7)	(1)	—	—	(8)
Balance at December 31, 2016	46	180	2	4	232
Incurred guarantee benefits	3	(143)	—	(1)	(141)
Paid guarantee benefits	(3)	(4)	—	—	(7)
Balance at December 31, 2017	$46	$33	$2	$3	$84

For GMABs, incurred guaranteed minimum benefits incorporate all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be embedded derivatives and changes in fair value are recorded in Interest credited to Policyholders’ account balances (refer to Note 9 – Fair Value Measurements).

The GMDB and EBB liabilities are determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates assumptions and adjusts the additional liability, with a related charge or credit recorded to increase in liabilities for Future policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 12 – POLICYHOLDERS' LIABILITIES (continued)

The GFIB liability is determined each period by estimating the expected guaranteed minimum income benefit amounts, less the benefit amounts funded by income benefit purchases, and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates and adjusts the liability balance, with a related charge or credit recorded to increase in liabilities for future policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following table presents the aggregate fair value of assets at December 31, 2017 and 2016, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB, GMAB, GFIB, EBB and GLWB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB, GFIB and EBB guarantees in each contract, the GMDB, GMAB, GFIB and EBB amounts listed are not mutually exclusive (in millions):

	2017
	GMDB	GMAB	EBB	GFIB
Separate account
Equity	$16,157	$4,440	$30	$133
Fixed income	6,651	2,074	12	64
Balanced	4,861	1,324	8	23
Total separate account	27,669	7,838	50	220
General account	3,597	223	4	—
Total	$31,266	$8,061	$54	$220

	2016
	GMDB	GMAB	EBB	GFIB
Separate account
Equity	$13,722	$3,923	$30	$134
Fixed income	6,222	1,926	14	70
Balanced	4,379	1,247	8	22
Total separate account	24,323	7,096	52	226
General account	3,821	263	4	—
Total	$28,144	$7,359	$56	$226

Fixed Annuity Contracts - GLWB

The Company issues fixed annuity contracts with a GLWB feature. The benefit must be elected at the time of contract issuance, and provides for a percentage of the contract holder’s benefit base, subject to certain restrictions, to be available for withdrawal for life as early as age 59 1/2. This benefit base grows for up to 10 years or until lifetime income payments commence, whichever comes first.

The GLWB liability is determined each period end by estimating the expected payments after the account balance is depleted and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates and adjusts the additional liability balance, with a related charge or credit to Increase in liabilities for future policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

At December 31, 2017 and 2016, the GLWB liability was $54 million and $17 million, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 12 – POLICYHOLDERS' LIABILITIES (continued)

Additional Liability for Individual Life Products

Certain individual life products require additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company’s individual life contracts, this requirement primarily affects universal life policies with secondary guarantees. For these policies, we define excess insurance benefits as death benefits paid in excess of account balance released on death when the policy is either being held in force by the presence of a no lapse guarantee or when an amount in excess of the account balance results from a GMDB.

Generally, the Company has separately defined an excess insurance benefit to exist when expected mortality exceeds all assessments. This insurance benefit is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments. The liability for excess insurance benefit features reflected in the general account and included in liabilities for Future policy benefits was $197 million and $162 million at December 31, 2017 and 2016, respectively.

NOTE 13 – DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

Deferred Policy Acquisition Costs

The following is a rollforward of DAC for the years ended December 31, 2017, 2016 and 2015 (in millions):

	2017	2016	2015
Balance at beginning of year	$3,412	$3,530	$3,041

Current year additions	507	461	514
Amortization - current year	(447)	(522)	(435)
Amortization - impact of assumption and experience unlocking	(105)	(16)	(37)
Balance at end of year before related adjustments	3,367	3,453	3,083

Adjustment for changes in unrealized net investment gains	(118)	(41)	447
Balance at end of year	$3,249	$3,412	$3,530

Sales Inducements

The following is a rollforward of deferred sales inducements included in Other assets for the years ended December 31, 2017, 2016 and 2015 (in millions):

	2017	2016	2015
Balance at beginning of year	$664	$657	$634

Current year additions	63	76	113
Amortization - current year	(109)	(78)	(82)
Amortization - impact of assumption and experience unlocking	5	7	(18)
Balance at end of year before related adjustments	623	662	647

Adjustment for changes in unrealized net investment gains	2	2	10
Balance at end of year	$625	$664	$657

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 14 – REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. The Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for many products except for custom guarantee universal life, survivorship custom guarantee universal life, variable universal life and asset preserver products. Most of the reinsured business is on an automatic basis. For new life insurance policies reinsured automatically, the Company retains between 10% and 60% of each risk, with a minimum size policy ceded of $1 million for survivorship variable universal life and either $0 or $1 million for current performance survivorship universal life and no minimum size for single life. Cases in excess of the Company’s retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance which the Company cannot collect.

The Company also participates in assumed reinsurance with third parties in acquiring additional business. The effects of reinsurance on the Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015 were as follows (in millions):

	2017	2016	2015
Direct	$2,713	$2,804	$2,497
Assumed	4	4	4
Ceded	(65)	(65)	(69)
Premiums	$2,652	$2,743	$2,432

Fees - universal life and annuity policies ceded	$(656)	$(684)	$(621)

Direct	$2,487	$2,268	$2,048
Assumed	5	7	2
Ceded	(737)	(674)	(559)
Policyholder benefits	$1,755	$1,601	$1,491

Direct	$1,770	$1,832	$1,647
Ceded	(4)	3	(14)
Increase in liabilities for future policy benefits	$1,766	$1,835	$1,633

The effects of reinsurance on the Consolidated Statements of Financial Position for the years ended December 31, 2017 and 2016 were as follows (in millions):

	2017	2016
Reinsurance recoverable[1]	$5,969	$5,863
Reinsurance payable[1]	$4,081	$4,225

1Reinsurance recoverable is reported in Other Assets and Reinsurance payable is reported in Other Liabilities.

Ceded Reinsurance

Four reinsurance companies account for 76% and 77% of the in-force reinsurance ceded at December 31, 2017 and 2016, respectively.

The Company ceded 52% and 53% of its total life insurance in-force at December 31, 2017 and 2016, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 14 – REINSURANCE (continued)

Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the “Taiwan Branch”). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets were transferred to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life, that was sold to Yuanta Financials Holding Co., Ltd. (“Yuanta”) on December 31, 2013. Under the terms of the sale agreement, Yuanta agreed to satisfy in full, or cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation’s obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. The Company accounts for the policies issued prior to July 2002 as 100% coinsured, and records policyholder liabilities associated with those policies, as well as a reinsurance recoverable asset from Taiwan Corporation/Yuanta of an equal amount.

The effect of this reinsurance agreement with Taiwan Corporation/Yuanta for the years ended December 31, 2017, 2016 and 2015 was as follows (in millions):

	2017	2016	2015
Amounts recoverable from reinsurer[1]	$1,512	$1,320	$1,236
Premiums ceded	$61	$61	$67
Benefits ceded	$42	$53	$29

1 The Company recorded policyholder liabilities of $1,512 million, $1,320 million, and $1,236 million at December 31, 2017, 2016, and 2015, respectively.

The Company reinsures 90% of a block of in-force life insurance business with New York Life. The agreement uses a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for policies in the separate accounts. Under both the MODCO and funds withheld treaties, the Company retains the assets held in relation to the policyholders’ account balances and separate account liabilities. An experience refund is paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under authoritative guidance related to derivatives and hedging, the funds withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. Refer to Note 7 - Derivative Instruments and Risk Management for additional details.

The effect of this reinsurance agreement with New York Life for the years ended December 31, 2017, 2016 and 2015 was as follows (in millions):

	2017	2016	2015
Fees-universal life policies ceded	$217	$262	$241
Net revenue from reinsurance	$66	$74	$99
Policyholder benefits ceded	$146	$184	$136
Amounts recoverable from reinsurer	$4,011	$4,150	$4,252
Amounts payable to reinsurer	$4,015	$4,154	$4,255
Other liabilities (deferred gain, net of amortization)	$9	$10	$11

The Company obtains coverage of mortality risk in excess of its retention limits from New York Life on a yearly renewable term basis. The premiums for this coverage were $22 million, $23 million and $11 million for the years ended December 31, 2017, 2016 and 2015, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 15 – COMMITMENTS AND CONTINGENCIES, LOANED SECURITIES AND REPURCHASE AGREEMENTS

Litigation

The Company and/or its subsidiaries are defendants in individual and/or alleged class action suits arising from their agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and/or other operations, including actions involving retail sales practices. Some of the actions seek substantial or unspecified compensatory and punitive damages. The Company and/or its subsidiaries are also, from time to time, involved in various governmental, administrative, and investigative proceedings and inquiries.
Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the consolidated financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.
Assessments

Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations, which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.
The Company received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in guaranty fund assessments against the Company of approximately $2 million and $2 million at December 31, 2017 and 2016, respectively, which have been accrued in Other liabilities. The Company expects to recover $4 million and $10 million at December 31, 2017 and 2016, respectively, of premium offsets reflected in Other assets.

Guarantees

The Company, in the ordinary course of its business, has numerous agreements with respect to its related parties and other third-parties. In connection with such agreements there may be related commitments or contingent liabilities, which may take the form of guarantees. The Company believes the ultimate liability that could result from any such guarantees would not have a material adverse effect on the Company’s financial position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS
NOTE 15 – COMMITMENTS AND CONTINGENCIES, LOANED SECURITIES AND REPURCHASE AGREEMENTS (continued)

Loaned Securities and Repurchase Agreements

The following table represents recognized repurchase agreements that are subject to an enforceable master netting agreement or similar agreements at December 31, 2017 (in millions). The Company’s dollar rolls repurchase agreements to sell and repurchase securities are not done under master netting agreements or similar agreements and therefore are not included in this table:

	2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral[1]	Net Amount
Offsetting of financial assets
Securities purchased under agreement to resell	$223	$—	$223	$(223)	$—
Total assets	$223	$—	$223	$(223)	$—

	2016
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral[1]	Net Amount
Offsetting of financial assets
Securities purchased under agreement to resell	$298	$—	$298	$(298)	$—
Total assets	$298	$—	$298	$(298)	$—

1 The actual collateral that was held by the custodian was $227 million and $304 million at December 31 2017 and 2016, respectively, which were capped at the amount recorded in the Consolidated Statements of Financial Position in accordance with the authoritative guidance.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS
NOTE 15 – COMMITMENTS AND CONTINGENCIES, LOANED SECURITIES AND REPURCHASE AGREEMENTS (continued)

The following table represents recognized securities lending transactions that are subject to an enforceable master netting agreement or similar agreement at December 31, 2017 and 2016 (in millions):

	2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral(1)	Net Amount
Offsetting of financial liabilities
Securities entered into a security lending agreement	$675	$—	$675	$(675)	$—
Total liabilities	$675	$—	$675	$(675)	$—

	2016
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral(1)	Net Amount
Offsetting of financial liabilities
Securities entered into a security lending agreement	$675	$—	$675	$(675)	$—
Total liabilities	$675	$—	$675	$(675)	$—

(1) The amount shown represents the cash collateral received which is included in Other liabilities. At December 31, 2017 and 2016, the securities loaned had a fair value of $660 million and $659 million, respectively. Such assets reflect the extent of the Company’s involvement in securities lending, not the Company’s risk of loss.

The following tables provides information about the Company’s obligation regarding cash collateral received under repurchase agreements and securities lending transactions, by class of securities sold to be repurchased and securities sold to counterparties, including the remaining contractual maturity of such transactions at December 31, 2017 and 2016:

	2017
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
Dollar Repurchase Agreements
U.S. government corporations & agencies	$—	$—	$—	$—	$—	$—
Total dollar repurchase agreements	$—	$—	$—	$—	$—	$—

Securities Lending
U.S. Treasury	$394	$—	$—	$—	$—	$394
U.S. government corporations & agencies	12	—	—	—	—	12
Foreign governments	5	—	—	—	—	5
U.S. corporate	226	—	—	—	—	226
Foreign corporate	38	—	—	—	—	38
Total securities lending transactions	$675	$—	$—	$—	$—	$675

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS
NOTE 15 – COMMITMENTS AND CONTINGENCIES, LOANED SECURITIES AND REPURCHASE AGREEMENTS (continued)

	2016
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
Dollar Repurchase Agreements
U.S. government corporations & agencies	$—	$—	$—	$—	$—	$—
Total dollar repurchase agreements	$—	$—	$—	$—	$—	$—

Securities Lending
U.S. Treasury	$49	$—	$—	$—	$—	$49
U.S. government corporations & agencies	18	—	—	—	—	18
Foreign governments	2	—	—	—	—	2
U.S. corporate	515	—	—	—	—	515
Foreign corporate	91	—	—	—	—	91
Total securities lending transactions	$675	$—	$—	$—	$—	$675

At December 31, 2017 and 2016, the Company had no agreements outstanding to sell and repurchase securities.

Liens

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

NOTE 16 – INCOME TAXES

The components of the total Income tax (benefit) expense for the years ended December 31, 2017, 2016 and 2015 are as follows (in millions):

	2017	2016	2015
Current
Federal	$300	$323	$266
State and local	5	5	2
Foreign	1	1	1
Total current income tax expense	306	329	269
Deferred
Federal	(311)	(52)	(45)
Income tax (benefit) expense	$(5)	$277	$224

At December 31, 2017 and 2016, the Company recorded a net current income tax receivable of $22 million and a net current income tax payable of $5 million, respectively, which is included in Other assets or liabilities.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

The Company’s actual income tax (benefit) expense for the years ended December 31, 2017, 2016 and 2015 differs from the expected amount computed by applying the U.S. statutory federal income tax rate of 35% for the following reasons ($ in millions):

	2017		2016		2015

Statutory federal income tax expense	$495	35.0%	$345	35.0%	$297	35.0%
Tax exempt income	(52)	(3.7)	(47)	(4.7)	(60)	(7.1)
Audit liability	(1)	—	(6)	(0.6)	13	1.6
Investment credits	(36)	(2.6)	(38)	(3.9)	(49)	(5.8)
Amortization and deductions of investments in qualified affordable housing projects	24	1.7	21	2.1	30	3.6
Non-controlling interest	—	—	(1)	(0.1)	—	—
Impact of the TCJA	(436)	(30.8)	—	—	—	—
Other	1	—	3	0.3	(7)	(0.9)
Actual income tax (benefit) expense	$(5)	(0.4)%	$277	28.1%	$224	26.4%

The TCJA was enacted on December 22, 2017 and it significantly changes U.S. tax law primarily by lowering the corporate income tax rate from 35% to 21% beginning in 2018. The impact of the TCJA reflected above, $436 million, consists of a tax benefit of $435 million due to the revaluation of deferred tax liabilities to 21% and $1 million for other miscellaneous items.

All income tax effects have been identified and appropriately accounted for as a result of the TCJA in accordance with ASC 740 and SAB 118. The tax accounting for the revaluation of deferred tax liabilities is complete. A reasonable estimate of the income tax effects for the restatement of life insurance reserves for tax purposes as pursuant to TCJA has been recorded as provisional as the analysis is incomplete.

For tax years beginning January 1, 2018, the TCJA limits life insurance reserves for tax purposes to the greater of the net surrender value or 92.81% of NAIC required reserves. In general, the TCJA will result in lower life insurance reserves for tax purposes than under pre-TCJA law. Tax accounting for these changes requires the restatement of December 31, 2017 tax insurance reserves from pre-TCJA rules to the amounts required to be held under the TCJA. This revaluation requires establishing a “gross up” in which an additional deferred tax asset for the revised book to tax differences is recorded. The TCJA also requires the recapture of prior years’ tax benefits from the higher life insurance reserves. This recapture is paid ratably over eight years beginning in 2018 and recorded in the financial statements for the year ended December 31, 2017 as a deferred tax liability in an equal amount to the additional deferred tax asset. The Company has recorded as a provisional amount offsetting deferred tax assets and deferred tax liabilities in the amount of $472 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

The components of the net deferred tax liability reported in Other liabilities at December 31, 2017 and 2016 are as follows (in millions):

	2017	2016
Deferred tax assets
Future policy benefits	$480	$899
Employee and agents benefits	29	52
Other	(4)	—
Gross deferred tax assets	505	951
Deferred tax liabilities
DAC	450	803
Investments	658	682
Other	117	228
Gross deferred tax liabilities	1,225	1,713
Net deferred tax liability	$720	$762

The Company does not have net operating or capital loss carry forwards.

The Company’s federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these audits. The Company believes that its recorded income tax liabilities for uncertain tax positions are adequate for all open years.

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2017, 2016 and 2015 are as follows (in millions):

	2017	2016	2015
Balance at beginning of year	$40	$95	$99
Reductions for tax positions of prior years	(34)	(15)	(15)
Additions for tax positions of current year	—	—	19
Settlements with tax authorities	—	(40)	(8)
Balance at end of year	$6	$40	$95

At December 31, 2017, 2016 and 2015, the Company had unrecognized tax benefits that, if recognized, would impact the effective tax rate by $6 million, $6 million and $15 million, respectively. Total interest expense associated with the liability for unrecognized tax benefits was less than $1 million for the the year ended December 31, 2017, $4 million for the year ended December 31, 2016 and $6 million for the year ended December 31, 2015, and is included in Income tax (benefit) expense. At December 31, 2017, 2016 and 2015, the Company had $1 million, $7 million and $19 million, respectively, of accrued interest associated with the liability for unrecognized tax benefits which are reported in Other liabilities. The $6 million decrease from December 31, 2016 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of less than $1 million of interest expense, and $6 million decrease resulting from settlements with tax authorities. The $12 million decrease from December 31, 2016 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of $4 million of interest expense, and $16 million decrease resulting from settlements with tax authorities. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 17 – DEBT

Recourse Debt

The Company issued a promissory note on November 1, 2006, in the amount of $8 million at a fixed interest rate of 5.5% per annum in connection with the purchase of a membership interest in Aeolus Wind Power II LLC. The note calls for the Company to make quarterly payments of principal and interest, with the first installment paid on January 31, 2007 and the final installment due on July 31, 2016. The note may not be prepaid in whole or in part, and there are no collateral requirements. The note was paid off at December 31, 2016.

Non-Recourse Debt

The Company was required to consolidate one structured investment, in which the Company is considered the primary beneficiary, with an outstanding debt balance of $1 million at December 31, 2017 and 2016. Refer to Note 6 – Investments for a discussion on VIEs.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in other liabilities. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery from the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh capital stock held, in aggregate exclusively in the Company’s general account at December 31, 2017 and 2016 was as follows (in millions):

	2017	2016
Membership stock - Class B	$26	$24
Activity stock	—	—
Aggregate total	$26	$24
Actual or estimated borrowing capacity as determined by the insurer	$4,903	$4,550

At December 31, 2017 and 2016, the Company did not have an outstanding balance due to the FHLB of Pittsburgh.

NOTE 18 – SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes paid were $296 million, $262 million and $207 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Total interest paid was $15 million, $16 million and $13 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Non-cash transactions

The Company’s non-cash investing transactions were $86 million for the year ended December 31, 2017 related to fixed maturities, equities, mortgage loans and limited partnerships.

The Company’s non-cash investing transactions were $201 million for the year ended December 31, 2016 related to fixed maturities, equities and limited partnerships.

The Company’s non-cash investing transactions were less than $27 million for the year ended December 31, 2015 related to fixed maturities, short terms, mortgage loans and limited partnerships.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO CONSOLIDATED GAAP BASIS FINANCIAL STATEMENTS

NOTE 19 – STATUTORY FINANCIAL INFORMATION

The NAIC Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. At December 31, 2017, the Company does not have any permitted practices.

The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company’s surplus or one hundred percent of net gain from operations. In 2017, the Company paid a $275 million dividend to its sole shareholder, New York Life. The Company did not pay or declare a dividend to New York Life at December 31, 2016. At December 31, 2017, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $5,234 million. The maximum amount of dividends that may be paid in 2018 without prior approval is $916 million.

NOTE 20 – SUBSEQUENT EVENTS

At March 8, 2018, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying consolidated financial statements that would have a material effect on the financial condition of the Company.

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

(NYLIAC) NI070

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements.

All required financial statements are included in Part B of this Registration Statement.

b. Exhibits.

(1)	Board of Directors Resolutions.

Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation (“NYLIAC”) authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant’s Post-Effective Amendment No. 2 on Form N-4 (File No. 033-87382), filed 4/29/97 and incorporated herein by reference.

(2)	Custodial Agreements. Not applicable.

(3)	Distribution and Underwriting Agreements.

	(a)	Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

	(b)	Distribution Agreement between NYLIFE Securities, Inc. and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(3)(b) to Post-Effective Amendment No. 1 on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), and incorporated herein by reference.

	(c)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

	(d)	Form of Amendment to Distribution and Underwriting Agreement between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC, dated March 6, 2015 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 3(g)(1) to Post-Effective Amendment No. 38 to the registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File No. 002-86083), filed 4/14/2015 and incorporated herein by reference.

(4)	Contracts.

	(a)	Form of New York Life Premier Variable Annuity – FP Series (No. ICC17V-P01) policy - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – IV (File No. 333-219400), filed 7/21/17 and incorporated herein by reference.

	(b)	Form of Investment Preservation Rider – FP Series (No. ICC17V-R01D) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – IV (File No. 333-219400), filed 7/21/17 and incorporated herein by reference.

(c)

Form of Investment Preservation Rider – FP Series (No. ICC18V-R02D) (offered on and after May 1, 2018) filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(c) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-219399), filed on 2/2/18 and incorporated herein by reference.

	(d)	Form of E-Delivery Credit Rider – FP Series (No. ICC17V-R02) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(c) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – IV (File No. 333-219400), filed 7/21/17 and incorporated herein by reference.

	(e)	Unemployment Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(f) to the Initial Registration Statement on Form N-4 for NYLIAC Variable annuity Separate Account - IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

	(f)	Living Needs Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(h) to the Initial Registration Statement on Form N-4 for NYLIAC Variable annuity Separate Account - IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

	(g)	Living Needs Benefit/Unemployment Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(c) to Post-Effective Amendment 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.

	(h)	Form of Annual Death Benefit Reset Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Post-Effective Amendment No. 12 to this registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-156018) on February 6, 2015.

(5)	Applications.

Form of Application for policies for New York Life Premier Variable Annuity – FP Series (No. ICC17V-AT01 and ICC17V-AT02) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – IV (File No. 333-219400), filed 7/21/17 and incorporated herein by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

	(a)	Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

	(b)	Amended and Restated Certificate of Incorporation of NYLIAC (executed May 1, 2009) - Previously filed as Exhibit (6)(a)(1) to the registration statement on Form N-4 of for the NYLIAC MFA Separate Account-I (File No. 2-86083), filed April 11, 2013 and incorporated herein by reference.

	(c)	By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No.333-07617), filed 7/3/96 and incorporated herein by reference.

C–1

	(d)	Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

	(e)	Amended and Restated By-Laws of NYLIAC (effective May 1, 2009) - Previously filed as Exhibit (6)(b)(3) to the registration statement on Form N-4 of for the NYLIAC MFA Separate Account-I (File No. 2-86083), filed April 11, 2013 and incorporated herein by reference.

(7)	Reinsurance Contracts.

Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit (7) to Registrant’s Post-Effective Amendment No. 1 on Form N-4 (File No. 33-87382), filed 4/18/96 and incorporated herein by reference.

(8)	Participation and other agreements.

	(a)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

	(b)	Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

	(c)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

	(d)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC, as amended, dated November 23, 2009 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference. Sponsored Variable Universal Life Separate Account-I (File No.333-07617), filed 1/2/97 and incorporated herein by reference.

(e)

Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

	(f)	Form of Subscription Agreement between NYLIAC and Variable Insurance Funds - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(l) to Registrant’s Post-Effective Amendment No. 4 to the registration statement on Form N-4 for (File No. 333-30706), filed 12/12/00 and incorporated herein by reference.

	(g)	Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

	(h)	Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

	(i)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

	(j)	Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

	(k)	Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

	(l)	Form of Service Contract between Fidelity Distributors Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

C–2

	(m)	Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

	(n)	Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

	(o)	Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

	(p)	Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

	(q)	Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

	(r)	Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

	(s)	Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

	(t)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

	(u)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

	(v)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) ad Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC, Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

	(w)	Form of PIMCO Services Agreement For Advisor Class Shares of PIMCO Variable Insurance Trust, dated as of January 14, 2010, between NYLIAC and Pacific Investment Management Company LLC- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(z) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

	(x)	Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between BlackRock Advisors, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(a)(a) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

	(y)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

	(z)	Amended and Restated 12b-1 Services Agreement for the Service Class Shares of the MainStay VP Funds Trust between NYLIFE Distributors LLC and NYLIAC, dated April 29, 2011 – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(d)(d) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

	(a)(a)	Form of PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, and effective May 1, 2014, between Pacific Investment Management Company LLC and New York Life Insurance and Annuity Corporation - Previously filed in accordance with Regulation S-T, CFR 232.102(e) as Exhibit 8(e)(e) to Post-Effective Amendment No. 28 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/14 and incorporated herein by reference.

	(b)(b)	Form of Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, between PIMCO Investments LLC and New York Life Insurance and Annuity Corporation - Previously filed in accordance with Regulation S-T, CFR 232.102(e) as Exhibit 8(f)(f) to Post-Effective Amendment No. 28 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/14 and incorporated herein by reference.

	(c)(c)	Form of Participation Agreement among Columbia Funds Variable Series Trust II, Columbia Management Investment Distributors, Inc. and New York Life Insurance and Annuity Corporation, dated March 1, 2015 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(g)(g) to Post-Effective Amendment No. 29 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/2015 and incorporated herein by reference.

	(d)(d)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, Deutsche Variable Series I (formerly, DWS Variable Series I), Deutsche Variable Series II (formerly, DWS Variable Series II), Deutsche Investments VIT Funds (formerly, DWS Investments VIT Funds), DeAWM Distributors, Inc. (formerly, DWS Investments Distributors, Inc.) and Deutsche Investment Management Americas Inc. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

	(e)(e)	Administrative Services Letter of Agreement, dated May 1, 2007, between Deutsche Investment Management Americas Inc. and New York Life Insurance and Annuity Corporation. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

	(f)(f)	Form of Participation Agreement among Legg Mason Investor Services LLC and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j)(j) to Post-Effective Amendment No. 31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17 and incorporated herein by reference.

(g)(g)

Form of Administrative Services Agreement among Legg Mason Investor Services, LLC and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(k)(k) to Post-Effective Amendment No. 31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17 and incorporated herein by reference.

	(h)(h)	Form of Fund Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

	(i)(i)	Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Insurance Series and Capital Research and Management Company — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(24) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(j)(j)

Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Variable Series Funds, Inc., Blackrock Investments, LLC, and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(b)(b) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(9)	Legal Opinion.

Opinion and Consent of Thomas F. English, Esq. Filed herewith.

(10)	Other Opinions

	(a)	Consent of PricewaterhouseCoopers LLP. Filed herewith.

	(b)	Powers of Attorney. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 4/12/18 and incorporated herein by reference.

(11)	Omitted Financial Statements. Not applicable.

(12)	Initial Capital Agreements. Not applicable.

C–3

ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:

Mathas, Theodore A.	Director, Chairman & Chief Executive Officer
Ashe, Christopher T.	Director & Senior Vice President
Bedard, David G.	Director & Senior Vice President
Cook, Alexander I.	Director & Senior Vice President
Fleurant, John T.	Director, Executive Vice President & Chief Financial Officer
Gardner, Robert M.	Director, Senior Vice President & Controller
Grove, Matthew M.	Director & Senior Vice President
Harte, Frank	Director & Senior Vice President
Hendry, Thomas A.	Director, Senior Vice President & Treasurer
Huang, Dylan W.	Director & Senior Vice President
Kim, John Y.	Director & President
Madgett, Mark J.	Director, Senior Vice President & Head of Agency
Miller, Amy	Director
Seter, Arthur H.	Director, Senior Vice President & Chief Investment Officer
Steinberg, Joel M.	Director, Senior Vice President, Chief Risk Officer & Chief Actuary
Wion, Matthew D.	Director & Senior Vice President
Afshar, Pedram	Senior Vice President
Badler, Sara L.	Senior Vice President
Berlin, Scott L.	Senior Vice President
Castellani, David J.	Senior Vice President
Cole, Thomas	Senior Vice President
Del Secolo, Michael	Senior Vice President
DeSanto, Craig L.	Senior Vice President & Actuary
Desiderato, Donald M.	Senior Vice President
DiMella, Robert A.	Senior Vice President
English, Thomas F.	Senior Vice President & Chief Legal Officer
Girard, Thomas J.	Senior Vice President
Karmen, Robert	Senior Vice President & Legal Officer
Lenz, Scott L.	Senior Vice President & Chief Tax Counsel
Loffredo, John M.	Senior Vice President
Malloy, Anthony R.	Senior Vice President
McDermott, Gail A.	Senior Vice President
McInerney, Barbara J.	Senior Vice President & Chief Compliance Officer
Micucci, Alison H.	Senior Vice President
Ok, Francis J.	Senior Vice President
Phlegar, Jeffrey S.	Senior Vice President
Ramasamy, Neal S.	Senior Vice President & Chief Technology Officer
Roberts, Dan C.	Senior Vice President
Rocchi, Gerard A.	Senior Vice President
Schwartz, Richard C.	Senior Vice President
Starr, Andrew P.	Senior Vice President
Swanson, Matthew T.	Senior Vice President
Talgo, Mark W.	Senior Vice President
Yoon, Jae	Senior Vice President
Anderson, Erik A.	Vice President & Actuary
Ascione, Mitchell P.	Vice President
Bain, Karen A.	Vice President - Tax
Bartlett, Judy R.	Vice President & Legal Officer
Barton, Jacqueline M.	Vice President
Beligotti, Jeffrey	Vice President & Actuary
Brill, Elizabeth	Vice President & Actuary
Caminiti, Philip E.	Vice President
Carbone, Jeanne M.	Vice President
Casanova, Ramon A.	Vice President & Actuary
Chen, Roger	Vice President
Cherpelis, George S.	Vice President
Cirella, Margaret M.	Vice President
Cohen, Louis N.	Vice President
Cristallo, James J.	Vice President & Actuary
Cruz, Jeanne M.	Vice President
DeToro, Karen J.	Vice President & Actuary
Dial, Robert H.	Vice President
Diaz, Mayra L.	Vice President
DiRago, John C.	Vice President
Donnelly, Kathleen A.	Vice President
Donohue, Robert	Vice President & Assistant Treasurer
Dubrow, Michael G.	Vice President
Feinstein, Jonathan	Vice President
Ferguson, Robert E.	Vice President
Fitzgerald, Edward J.	Vice President
Fong, Michael	Vice President & Actuary
Frawley, Stephanie A.	Vice President
Furlong, Brian	Vice President
Gangemi, Thomas J.	Vice President & Chief Underwriter
Goldstein, Ross M.	Vice President
Hallahan, Mary	Vice President & Treasurer
Hamlen, Renee	Vice President
Hamrick, Jane L.	Vice President & Actuary
Han, Wen Wei	Vice President & Actuary
Hanley, Dale A.	Vice President
Heller, Thomas S.	Vice President
Hoffman, Eric S.	Vice President
Huang, Angela	Vice President & Actuary
Hynes, Robert J.	Vice President
Kary, Jason	Vice President
Killian, Jeffrey	Vice President
Kim, Terry	Vice President
Kimble, Michael J.	Vice President
Koltisko, Joseph D.	Vice President
Kraus, Linda M.	Vice President
Kravitz, Jodi L.	Vice President & Actuary
Kuan, Melissa	Vice President
Lamarque, Natalie	Vice President
Leber, Richard B.	Vice President, Legal Officer & Assistant Secretary
Loutrel, Brian C.	Vice President & Chief Privacy Officer
Lynn, Eric J.	Vice President & Actuary
Marinaccio, Ralph S.	Vice President
McGinnis, Timothy M.	Vice President
McNamara, Stephen J.	Vice President & Actuary
Melka, Frank David	Vice President
Millay, Edward P.	Vice President
Mithinson, Tod	Vice President and Chief Information Security Officer
Morris, Ryan J.	Vice President & Actuary
Mosquera, Jaime	Vice President & Actuary
Murphy, Marijo F.	Vice President
Pasyanos, Nicholas	Vice President & Actuary
Pecorino, Paul	Vice President
Perry, Valerie L.	Vice President - Underwriting
Petty, William	Vice President
Quartararo, Paul	Vice President & Chief Medical Director
Roy, Ari	Vice President
Rubin, Janis C.	Vice President
Rzad, Amaury J.	Vice President
Seewald, Scott R.	Vice President
Sell, David S.	Vice President
Shannon, Joseph J.	Vice President
Sherman, Nancy G.	Vice President
Silber, Irwin	Vice President & Actuary
Smith, Kevin M.	Vice President
Suryapranata, Monica	Vice President
Tai, Ka Luk Stanley	Vice President
Tate, William P.	Vice President
Tillotson, Sandra G.	Vice President & Legal Officer
Trimborn, Timothy A.	Vice President
Valvilala, Raj	Vice President
Verastegui, Victor A.	Vice President
Virendra, Sonali	Vice President
Wagenseil, Taylor	Vice President
Wagner, Robin M.	Vice President
Walsh, Richard M.	Vice President
Walsh, Simon	Vice President
Webster, Gregory H.	Vice President
Weinstein, Scott W.	Vice President
Whites, Charles A.	Vice President & Legal Officer
Wildin, Michellen	Vice President
Williams, Matthew	Vice President
Yashnyk, Michael A.	Vice President
Zeng, Paul	Vice President & Actuary

C–4

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
The MainStay Funds(*)(†)	Massachusetts
MainStay VP Funds Trust(*)(†)	Delaware
MainStay Funds Trust	Delaware
NYL Investors LLC	(Delaware)
NYL Investors (U.K.) Limited	(United Kingdom)
NYL Investors REIT Manager LLC	(Delaware)
NYLIM Holdings NCVAD GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund I, LP	(Delaware)	(50%)
MNCVAD-IND Greenwood CA LLC	(Delaware)
MNCVAD-IND Norris Canyon CA LLC	(Delaware)
MNCVAD-CP Norris Canyon LLC	(Delaware)	(94%)
MNCVAD-IND Petaluma CA LLC	(Delaware)
MNCVAD-OFC 2665 NORTH FIRST CA LLC	(Delaware)
MNCVAD-SEAGATE 2665 NORTH FIRST LLC	(Delaware)	(90%)
MNCVAD-OFC Bridgepointe CA LLC	(Delaware)
MNCVAD-OFC RIDDER PARK CA LLC	(Delaware)
MNCVAD-GRAYMARK RIDDER	(Delaware)	(97.50%)
MNCVAD-OFC ONE BAY CA LLC	(Delaware)
MNCVAD-HARVEST ONE BAY LLC	(Delaware)	(95%)
MNCVAD-IND RICHMOND CA LLC	(Delaware)
NYL Investors NCVAD II GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund II, LP	(Delaware)	(50%)
MNCVAD II-MF HENLEY CA LLC	(Delaware)
MNCVAD II-SP HENLEY JV LLC	(Delaware)	(90%)
MNCVAD II-SP HENLEY OWNER	(Delaware)
Madison Core Property Fund LLC	(Delaware)	(NYL Investors is Non Member Manager 0.00%) [8]
MIREF 1500 Quail, LLC	(Delaware)
MIREF Mill Creek, LLC	(Delaware)
MIREF Gateway, LLC	(Delaware)
MIREF Delta Court, LLC	(Delaware)
MIREF Fremont Distribution Center, LLC	(Delaware)
MIREF Century, LLC	(Delaware)
MIREF Saddle River LLC	(Delaware)
MIREF Newpoint Commons, LLC	(Delaware)
MIREF Northsight, LLC	(Delaware)
MIREF Riverside, LLC	(Delaware)
MIREF Corporate Woods, LLC	(Delaware)
MIREF Bedminster, LLC	(Delaware)
MIREF Barton’s Creek, LLC	(Delaware)
Barton’s Lodge Apartments, LLC	(Delaware)	(90%)
MIREF Marketpointe, LLC	(Delaware)
MIREF 101 East Crossroads, LLC	(Delaware)
101 East Crossroads, LLC	(Delaware)
MIREF Chain Bridge, LLC	(Delaware)
1991 Chain Bridge Road, LLC	(Delaware)
MIREF Hawthorne, LLC	(Delaware)
MIREF Auburn 277, LLC	(Delaware)
MIREF Sumner North, LLC	(Delaware)
MIREF Wellington, LLC	(Delaware)
MIREF Warner Center, LLC	(Delaware)
MADISON-IND Valley Business Park CA LLC	(Delaware)
MADISON-MF Duluth GA LLC	(Delaware)
MADISON-OFC Centerstone I CA LLC	(Delaware)
MADISON-OFC Centerstone III CA LLC	(Delaware)
MADISON-MOB Centerstone IV CA LLC	(Delaware)
MADISON-OFC Centerpoint Plaza CA LLC	(Delaware)
MADISON-IND Logistics NC LLC	(Delaware)
MCPF-LRC Logistics LLC	(Delaware)	(90%)
MADISON-MF Desert Mirage AZ LLC	(Delaware)
MADISON-OFC One Main Place OR LLC	(Delaware)
MADISON-IND Fenton MO LLC	(Delaware)
MADISON-IND Hitzert Roadway MO LLC	(Delaware)
MADISON-MF Hoyt OR LLC	(Delaware)
MADISON-RTL Clifton Heights PA LLC	(Delaware)
MADISON-IND Locust CA LLC	(Delaware)
MADISON-OFC Weston Pointe FL LLC	(Delaware)
MADISON-MF Henderson NV LLC	(Delaware)
MCPF-SP Henderson LLC	(Delaware)	(90%)
MADISON-SP Henderson LLC	(Delaware)	(90%)
MADISON-IND VISTA LOGISTICS OR LLC	(Delaware)
MADISON-SPECHT VISTA LOGISTICS LLC	(Delaware)	(95%)
MADISON-MF MCCADDEN CA LLC	(Delaware)
MADISON-OFC 1201 WEST IL LLC	(Delaware)
MADISON-MCCAFFERY 1201 WEST IL LLC	(Delaware)	(92.5%)
MADISON-MF CRESTONE AZ LLC	(Delaware)
NYL Real Assets LLC	(Delaware)
NYL Emerging Manager LLC	(Delaware)
NYL Wind Investments LLC	(Delaware)
NYLIFE Insurance Company of Arizona	(Arizona)
NYLIC HKP Member LLC	(Delaware)	(NYLIC: 67.974%; NYLIAC 32.026%)
New York Life Insurance and Annuity Corporation	(Delaware)
Ausbil IT – Ausbil Microcap Fund	(Australia)	(NYLIAC: 20.47%)
Ausbil IT – Candriam Sustainable Global Equity Fund		(NYLIAC: 30.24%)
MacKay Shields Unconstrained Bond Fund		(NYLIAC: 99.23%)
Ausbil Dividend Income Fund		(NYLIAC: 99.80%)
New York Life Enterprises LLC	(Delaware)
SEAF Sichuan SME Investment Fund LLC	(Delaware)	(39.98%)
New York Life International Holdings Limited	(Mauritius)	(84.38%)[1]
NYL Cayman Holdings Ltd.	(Cayman Islands)
NYL Worldwide Capital Investments LLC	(Delaware)
Seguros Monterrey New York Life, S.A. de C.V.	(Mexico)	(99.998%)[2]
Administradora de Conductos SMNYL, S.A. de C.V.	(Mexico)	(99%)
Agencias de Distribucion SMNYL, S.A. de C.V. (”ADIS”)	(Mexico)	(99%)
Inmobiliaria SMNYL, SA de C.V.	(Mexico)	(99%; ADIS: 1%)
Madison Capital Funding LLC	(Delaware)	(NYLIC: 55%; NYLIAC: 45%)
MCF Co-Investment GP LLC	(Delaware)
MCF Co-Investment GP LP	(Delaware)
Madison Capital Funding Co-Investment Fund LP	(Delaware)
Madison Avenue Loan Fund GP LLC	(Delaware)
Madison Avenue Loan Fund LP	(Delaware)
MCF KB Fund LLC	(Delaware)
MCF Fund I LLC	(Delaware)
Ironshore Investment BL I Ltd.	(Bermuda)[8]	(0 voting ownership)
MCF CLO IV LLC	(Delaware)[7]	(NYLIC: 6.7%)
MCF CLO V LLC	(Delaware)[7]	(NYLIC: 5%)
MCF CLO VI LLC	(Delaware)[7]	(0 voting ownership)
MCF CLO VII LLC (f/k/a LMF WF Portfolio III, LLC)	(Delaware)[7]	(0 voting ownership)
MCF KB Fund LLC	(Delaware)
Montpelier Carry Parent, LLC	(Delaware)
Montpelier Carry, LLC	(Delaware)
Montpelier GP, LLC	(Delaware)
Montpelier Fund, L.P.	(Delaware)
MCF Mezzanine Carry I LLC	(Delaware)[9]
MCF Mezzanine Fund I LLC	(Delaware)	(NYLIC: 66.66%; NYLIAC: 33.33%) (MCF is the manager)
Warwick Seller Representative, LLC	(Delaware)
Young America Holdings, LLC (“YAH”)	(Delaware)	(36.35%)[9]
YAC.ECOM Incorporated	(Minnesota)
Young America, LLC (“YALLC”)	(Minnesota)
Global Fulfillment Services, Inc.	(Arizona)
SourceOne Worldwide, Inc.	(Minnesota)
YA Canada Corporation	(Nova Scotia, Canada)
Zenith Products Holdings, Inc.	(Delaware)	(16.36%)[9]
ZPC Holding Corp.	(Delaware)
Zenith Products Corporation	(Delaware)
NYLIM Jacob Ballas India Holdings IV	(Mauritius)
New York Life Investment Management Holdings LLC	(Delaware)
New York Life Investment Management Asia Limited	(Cayman Islands)
Japan Branch
Institutional Capital LLC	(Delaware) (Dormant)
MacKay Shields LLC	(Delaware)
MacKay Shields Core Plus Opportunities Fund GP LLC	(Delaware)
MacKay Shields Core Plus / Opportunities Fund LP	(Delaware)
MacKay Municipal Managers Opportunities GP LLC	(Delaware)
MacKay Municipal Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC	(Delaware)
MacKay Municipal Credit Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities HL Fund, L.P
MacKay Municipal Managers Credit Opportunities HL (Cayman) GP LLC	(Cayman Is.)
MacKay Municipal Credit Opportunities HL (Cayman) Fund, LP	(Cayman Is.)
MacKay Municipal Short Term Opportunities Fund GP LLC	(Delaware)
MacKay Municipal Short Term Opportunities Fund LP	(Delaware)
Plainview Funds plc	(Ireland)	(50%) (MacKay Shields Employee: 50%)
Plainview Funds plc – MacKay Shields Emerging Markets Credit Portfolio	(Ireland)	(NYLIC: 0.00%; NYLIAC: 0.00%)
Plainview Funds plc – MacKay Shields Flexible Bond Portfolio	(Ireland)	(NYLIAC: 0%; NYLIC: 0%)
Plainview Funds plc – MacKay Shields Unconstrained Bond Portfolio	(Ireland)	(NYLIC: 1.91%; MacKay: 1.45%)
Plainview Funds plc – MacKay Shields Floating Rate High Yield Portfolio	(Ireland)	(NYLIC: 92.37%; MacKay 7.39%)
Plainview Funds plc – MacKay Shields Core Plus Opportunities Portfolio	(Ireland)	(NYL: 0%)
MacKay Shields Statutory Trust – High Yield Bond Series	(Connecticut)[8]
Plainview Funds plc – MacKay Shields High Yield Crossover Portfolio	(Ireland)	(NYL: 0%)
MacKay Shields High Yield Active Core Fund GP LLC	(Delaware)
MacKay Shields High Yield Active Core Fund LP	(Delaware)
MacKay Shields Credit Strategy Fund Ltd	(Cayman Islands)
MacKay Shields Credit Strategy Partners LP	(Delaware)
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	(Bermuda)	(13.61%)[3]
MacKay Shields Core Fixed Income Fund GP LLC	(Delaware)
MacKay Shields Core Fixed Income Fund LP	(Delaware)
MacKay Shields Select High Yield Bond Fund GP LLC	(Delaware)
MacKay Shields Select High Yield Bond Fund LP	(Delaware)
MacKay Shields High Yield Crossover Fund LP	(Delaware)
MacKay Shields (International) Ltd.	(UK)	(“MSIL”)
MacKay Shields (Services) Ltd.	(UK)	(“MSSL”)
MacKay Shields UK LLP	(UK)	(MSIL: 99%; MSSL: 1%)
MacKay Shields Global Derivatives LLC	(Delaware)
MacKay Municipal Managers Puerto Rico Opportunities GP LLC	(Delaware)
MacKay Puerto Rico Opportunities Funds, L.P.	(Delaware)
MacKay Puerto Rico Opportunities Feeder Fund, L.P.	(Cayman Islands)
MacKay Municipal Managers California Opportunities GP LLC	(Delaware)
MacKay Municipal Managers California Opportunities Fund, L.P.	(Delaware)
MacKay Municipal New York Opportunities GP LLC	(Delaware)
MacKay Municipal New York Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Opportunities HL Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading GP LLC	(Delaware)
MacKay Municipal Capital Trading Master Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading Fund, L.P.	(Delaware)
MacKay Municipal Managers Strategic Opportunities GP LLC	(Delaware)
MacKay Municipal Managers Strategic Opportunities Fund, L.P.	(Delaware)
MacKay Shields US Equity Market Neutral Fund GP LLC	(Delaware)
MacKay Cornerstone US Equity Market Neutral Fund LP	(Delaware)
MacKay Shields Intermediate Bond Fund GP LLC	(Delaware)
MacKay Shields Intermediate Bond Fund LP	(Delaware)
MacKay Shields General Partner (L/S) LLC	(Delaware)
MacKay Shields Long/Short Fund LP	(Delaware)
MacKay Shields Long/Short Fund (Master)	(Delaware)
Cornerstone Capital Management Holdings LLC	(Delaware)
Cornerstone US Equity Market Neutral Fund, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	(Delaware)
GoldPoint Partners LLC	(Delaware)
New York Life Capital Partners, L.L.C.	(Delaware)
New York Life Capital Partners, L.P.	(Delaware)
New York Life Capital Partners II, L.L.C.	(Delaware)
New York Life Capital Partners II, L.P.	(Delaware)
New York Life Capital Partners III GenPar GP, LLC	(Delaware)
New York Life Capital Partners III GenPar, L.P.	(Delaware)
New York Life Capital Partners III, L.P.	(Delaware)
New York Life Capital Partners III-A, L.P.	(Delaware)
New York Life Capital Partners IV GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV GenPar, L.P.	(Delaware)
New York Life Capital Partners IV, L.P.	(Delaware)
New York Life Capital Partners IV-A, L.P.	(Delaware)
GoldPoint Mezzanine Partners IV GenPar GP, LLC	(Delaware)
GoldPoint Mezzanine Partners IV GenPar, LP	(Delaware)
GoldPoint Mezzanine Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Mezzanine Partners IV, LP	(Delaware)	(“GPPIVLP”)
GPP Mezzanine Blocker Holdco A, LP	(Delaware)	(“GPPMBHA”)
GPP Mezzanine Blocker Holdco Preferred A, LP	(Delaware)
GPP Mezzanine Blocker A, LP	(Delaware)	(GPPMBHA: 7.5%; GPPIVLP: 92.5%)
GPP Mezzanine Blocker Holdco B, LP	(Delaware)	(“GPPMBHB”)
GPP Mezzanine Blocker B, LP	(Delaware)	(“GPPMBHB: 4.4%; GPPIVLP: 95.6%)
GPP Mezzanine Blocker Holdco C, LP	(Delaware)	(“GPPMBHC”)
GPP Mezzanine Blocker C, LP	(Delaware)	(“GPPMBHC: 0%; GPPIVLP: 0%)
GPP Mezzanine Blocker Holdco D, LP	(Delaware)	(“GPPMBHD”)
GPP Mezzanine Blocker D, LP	(Delaware)
GoldPoint Mezzanine Partners Offshore IV, L.P.	(Cayman Islands)
GoldPoint Partners Co-Investment V GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment V GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Partners Co-Investment V, LP	(Delaware)**
GoldPoint Partners Co-Investment V ECI Blocker Holdco B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco F, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker F, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco G, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker G, LP	(Delaware)
GoldPoint Partners Select Manager III GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager III GenPar, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III AIV, L.P.	(Delaware)
GoldPoint Partners Select Manager IV GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager IV GenPar, L.P.	(Delaware)
GoldPoint Partners Select Manager Fund IV, L.P.	(Delaware)
GoldPoint Partners Canada III GenPar Inc.	(Canada)
GoldPoint Partners Select Manager Canada Fund III, L.P.	(Canada)
GoldPoint Partners Canada IV GenPar Inc.	(Delaware)
GoldPoint Partners Select Manager Canada Fund IV, L.P.	(Delaware)
GoldPoint Partners Co-Investment VI GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment VI GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment VI, LP	(Delaware)
GoldPoint Partners VI – ECI Agreegator LP	(Delaware)
GPP VI Blocker A LLC	(Delaware)
GoldPoint Private Credit GenPar GP, LLC	(Delaware)
GoldPoint Private Credit Fund, LP	(Delaware)	(GoldPoint: 100%)
NYLCAP 2010 Co-Invest GenPar GP, LLC	(Delaware)
NYLCAP 2010 Co-Invest GenPar L.P.	(Delaware)
NYLCAP 2010 Co-Invest L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker F L.P.	(Delaware)
NYLCAP Canada GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund, LP	(Canada)
NYLCAP Canada II GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund II, L.P.	(Canada)
NYLIM Mezzanine GenPar GP, LLC	(Delaware)
NYLIM Mezzanine GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners, LP	(Delaware)
NYLIM Mezzanine Partners Parallel Fund, LP	(Delaware)
NYLIM Mezzanine Partners II GenPar GP, LLC	(Delaware)
NYLIM Mezzanine Offshore Partners II, LP	(Cayman Islands)
NYLIM Mezzanine Partners II GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners II, LP	(Delaware)
NYLIM Mezzanine Partners II Parallel Fund, LP	(Delaware)
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	(Luxembourg)
Voice Holdco Ltd.	(Nova Scotia, Canada)	(27%)[9]
Voice Holdings Ltd.	(Nova Scotia, Canada)
Voice Construction Ltd.	(Alberta, Canada)
Voice Construction Opco ULC	(Alberta, Canada)
Blue Sky Earthworks Ltd.	(Canada)
NYLCAP Mezzanine Partners III GenPar GP, LLC	(Delaware)
NYLCAP Mezzanine Partners III GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III-K, LP	(Delaware)**
NYLCAP Mezzanine Partners III, LP	(Delaware)**
NYLCAP Mezzanine Partners III Parallel Fund, LP	(Delaware)**
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	(Delaware)**
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco C, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker C, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco E, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco F, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker F, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III, L.P.	(Cayman Islands)
NYLCAP Select Manager GenPar GP, LLC	(Delaware)
NYLCAP Select Manager GenPar, LP	(Delaware)
NYLCAP Select Manager Fund, LP	(Delaware)
NYLCAP Select Manager Cayman Fund, LP	(Cayman Islands)
NYLCAP Select Manager II GenPar GP, LLC	(Delaware)
NYLCAP Select Manager II GenPar, L.P.	(Cayman Islands)
NYLCAP Select Manager Fund II, L.P.	(Cayman Islands)**
NYLCAP India Funding LLC	(Delaware)
NYLIM-JB Asset Management Co., LLC	(Mauritius)	(24.66%)[4]
New York Life Investment Management India Fund II, LLC	(Mauritius)
New York Life Investment Management India Fund (FVCI) II, LLC	(Mauritius)
NYLCAP India Funding III LLC	(Delaware)
NYLIM-Jacob Ballas Asset Management Co. III, LLC	(Mauritius)	(24.66%)[5]
NYLIM Jacob Ballas India Fund III	(Mauritius)	LLC
NYLIM Jacob Ballas Capital India (FVCI) III	(Mauritius)	LLC
NYLIM Jacob Ballas India (FII) III	(Mauritius)	LLC
Evolvence Asset Management, Ltd.		(Goldpoint: 24.5%)
NYLCAP Holdings LLC	(Mauritius)
Jacob Ballas Capital India PVT. Ltd.	(Mauritius)	(23.30%)
NYLIM Service Company LLC	(Delaware)
NYL Workforce GP LLC	(Delaware)
New York Life Investment Management LLC	(Delaware)
NYLIM-GCR Fund I, LLC	(Delaware)	(50%)
NYLIM Fund II GP, LLC	(Delaware)
NYLIM Real Estate Mezzanine Fund II, LP	(Delaware)
NYLIM-TND, LLC	(Delaware)
WFHG GP, LLC	(Delaware)	(50%)
Workforce Housing Fund I-2007 LP	(Delaware)	(50%)
IndexIQ Holdings Inc.	(Delaware)	(“IQ Holdings”)
Financial Development LLC	(Delaware)	(“FD LLC”) (74.37%; IQ Holdings: 25.63%)
IndexIQ Inc.	(Delaware)
IndexIQ LLC	(Delaware)
IndexIQ Advisors LLC	(Delaware)
Candriam Group	(Luxembourg)
New York Life Investment Management Holdings II International S.a.r.l.	(Luxembourg)
New York Life Investment Management Global Holdings S.a.r.l.	(Luxembourg)	(“NYLIMGH”)
CGH UK Acquisition Company Limited	(UK)
Candriam Luxco S.a.r.l.	(Luxembourg)	(“CANLUXS”)
Candriam Luxembourg	(Luxembourg)	(”CANLUX”) (NYLIMGH: 95.033%; 1 share held by CANLUXS)
Candriam Luxembourg Italy Branch
Candriam Luxembourg UK Establishment
Candriam Luxembourg Germany Branch
Candriam Luxembourg US Branch
Candriam Luxembourg Spain Branch
Candriam Luxembourg Netherlands Branch
Candriam Luxembourg MENA Branch	(Dubai, UAE)
Candriam Belgium	(Belgium)	(“CANBEL”) (99.99%; NYLIMGH: 0.01%)
Candriam France	(France)	(”CANFR”)
Candriam Monétaire		(CANBEL: 1.23%; CANFR: 0.99%)
Candriam Switzerland LLC	(Switzerland)
BIL Prime Advanced Cash + 100	(Lux)	(CANLUX: 36.44%; CANBEL: 32.51%) (“BILPAC”)
Cordius CIG	(Lux)	(CANLUX: 68.04%; CANBEL: 15.98%; CANFR: 15.98%)
Candriam Bonds Convertible Opportunities	(Lux)	(CANLUX: 29.76%)
Candriam Alternative Return Equity Market Neutral	(Lux)	(21.05%)
Candriam L ESG Defensive Asset Allocation	(Lux)	(5.72%)
Ausbil Investment Management Limited	(Australia)	(79.25%)
Ausbil Australia Pty. Ltd.	(Australia)
Ausbil Asset Management Pty. Ltd.	(Australia)
Ausbil Investment Management Limited Employee Share Trust (Ausbil: 100%)	(Australia)
ISPT Holding	(Australia)	(0.037%)
Ausbil Investment Management Limited Employee Share Trust	(Australia)
NYLIFE Distributors LLC	(Delaware)
Private Advisors L.L.C.	(Delaware)	(65.85%)
PACIF Carry Parent, LLC	(Delaware)
PACIF Carry, LLC	(Delaware)
PACIF GP, LLC	(Delaware)
Private Advisors Coinvestment Fund, LP	(Delaware)
PACIF II GP, LLC	(Delaware)
Private Advisors Coinvestment Fund II LP	(Delaware)
PACIF II Carry Parent, LLC	(Delaware)
PACIF II Carry, LLC	(Delaware)
PACIF III GP, LLC	(Delaware)
Private Advisors Coinvestment Fund III, LP	(Delaware)
PACIF III Carry Parent, LLC	(Delaware)
PACIF III Carry, LLC	(Delaware)
PACIF IV GP, LLC	(Delaware)
Private Advisors Coinvestment Fund IV, LP	(Delaware)
PACIF IV Carry Parent, LLC	(Delaware)
PACIF IV Carry, LLC	(Delaware)
PA Hedged Equity Fund, L.P.	(Delaware)
Private Advisors Hedged Equity Fund (QP), L.P.	(Delaware)
Private Advisors Hedged Equity Master Fund	(Delaware)[6]
Private Advisors Small Company Buyout Fund II, L.P.	(Delaware)
PASCBF III GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund III, LP	(Delaware)
PASCBF IV GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund IV, LP	(Delaware)
PASCBF IV Carry Parent, LLC	(Delaware)
PASCBF IV Carry, LLC	(Delaware)
PASCBF V GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund V, LP	(Delaware)
Private Advisors Small Company Buyout V–ERISA Fund, LP	(Delaware)
PASCBF V Carry Parent, LLC	(Delaware)
PASCBF V Carry, LLC	(Delaware)
PASCPEF VI Carry Parent, LLC	(Delaware)
PASCPEF VI Carry, LLC	(Delaware)
PASCPEF VI GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VI, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VI (Cayman), LP	(Cayman Islands)
PASCPEF VII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VII, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VII (Cayman)	(Cayman Islands)
PASCPEF VII Carry Parent, LLC	(Delaware)
PASCPEF VII Carry, LLC	(Delaware)
PASCPEF VIII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VIII	(Delaware)
PASCPEF VIII Carry Parent, LLC	(Delaware)
PASCPEF VIII Carry, LLC	(Delaware)
Cuyahoga Capital Partners I Management Group, LLC	(Delaware)
Cuyahoga Capital Partners I, L.P.	(Delaware)
Cuyahoga Capital Partners II Management Group LLC	(Delaware)
Cuyahoga Capital Partners II LP	(Delaware)
Cuyahoga Capital Partners III Management Group LLC	(Delaware)
Cuyahoga Capital Partners III LP	(Delaware)
Cuyahoga Capital Partners IV Management Group LLC	(Delaware)
Cuyahoga Capital Partners IV LP	(Delaware)
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	(Delaware)
Cuyahoga Capital Emerging Buyout Partners LP	(Delaware)
PA Real Assets Carry Parent, LLC	(Delaware)
PA Real Assets Carry, LLC	(Delaware)
PA Emerging Manager Carry Parent, LLC	(Delaware)
PA Emerging Manager Carry, LLC	(Delaware)
RIC I GP, LLC	(Delaware)
Richmond Coinvestment Partners I, LP	(Delaware)
RIC I Carry Parent, LLC	(Delaware)
RIC I Carry, LLC	(Delaware)
PASF V GP, LLC	(Delaware)
Private Advisors Secondary Fund V, LP	(Delaware)
PASF V Carry Parent, LLC	(Delaware)
PASF V Carry, LLC	(Delaware)
PARAF GP, LLC	(Delaware)
Private Advisors Real Assets Fund, LP	(Delaware)
PARAF Carry Parent, LLC	(Delaware)
PARAF Carry, LLC	(Delaware)
PASCCIF GP, LLC	(Delaware)
Private Advisors Small Company Coinvestment Fund, LP	(Delaware)
Private Advisors Small Company Coinvestment Fund-ERISA, LP	(Delaware)
PASCCIF Carry Parent, LLC	(Delaware)
PASCCIF Carry, LLC	(Delaware)
PA Real Assets Carry Parent II, LLC	(Delaware)
PA Real Assets Carry II, LLC	(Delaware)
PARAF II GP, LLC	(Delaware)
Private Advisors Real Assets Fund II, LP	(Delaware)
Private Advisors Hedged Equity Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Fund (QP), Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
Private Advisors Stable Value ERISA Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Stable Value Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
UVF GP, LLC	(Delaware)
Undiscovered Value Fund, LP	(Delaware)
Undiscovered Value Fund, Ltd.	(Cayman Islands)[8]
Undiscovered Value Master Fund SPC	(Cayman Islands)
NYLM Alternatives LLC	(Delaware)
CVP Holdings, LLC	(Delaware)	(60%)
CVP CLO Manager, LLC	(Delaware)
CVP CLO Holdings GP LLC	(Delaware)
CVP CLO Holdings, LP	(Cayman Is.)
CVP CLO Advisors, LLC	(Delaware)
Credit Value Partners, LLC	(Delaware)
CHIPC Evergreen General, LLC	(Delaware)
CVP High Income Private Credit Master Fund, LP	(Cayman Is.)
CVP Loan Servicing LLC	(Delaware)
CHIPC PE General, LLC	(Delaware)
CHIPC PE Intermediate Fund, LP	(Cayman Is.)
CVP High Income Private Equity PE Fund (Cayman), LP	(Cayman Is.)
CVP High Income Private Credit PE Fund, LP	(Delaware)
CVP Distressed Fund, LLC	(Delaware)
CVF IV General, LLC	(Delaware)
Credit Value Fund IV, LP	(Delaware)
Credit Value Fund (Cayman) IV, LP	(Cayman Is.)
Credit Value Intermediate Fund IV, LP	(Cayman Is.)
Credit Value Master Fund IV-A, LP	(Cayman Is.)
Credit Value Master Fund IV-B, LP	(Cayman Is.)
CVF IV Vert LLC	(Delaware)
CVF IV-A1 Vert LLC	(Delaware)
CVP SPV LLC	(Delaware)
CVP SPV LLC Series I	(Delaware)
CVP SPV LLC Series II	(Delaware)
CVP SPV LLC Series III	(Delaware)
CVP Management Ireland Limited	(Ireland)
NYLIM Flatiron CLO 2004-1 Ltd.	(Cayman Islands)[7]
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	(Delaware)
NYLIM Flatiron CLO 2006-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	(Delaware)
Flatiron CLO 2007-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2011-1 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2012-1 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2013-1-Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2014-1-Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2015-1 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 17 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 18 Ltd.	(Cayman Islands)	(NYL: 0%) (NYL Investors 100% Equity)
Flatiron CLO 18 Funding Ltd.	(Cayman Islands)	(NYL: 100%)
Stratford CDO 2001-1 Ltd.	(Cayman Islands)
Silverado CLO 2006-II Limited	(Cayman Islands)
Silverado 2006-II Equity Holdings LLC, Series A	(Cayman Islands)
NYLIFE LLC	(Delaware)
Eagle Strategies LLC	(Delaware)
New York Life Capital Corporation	(Delaware)
New York Life Trust Company	(New York)
NYL Executive Benefits LLC	(Delaware)
NYLIFE Securities LLC	(Delaware)
NYLINK Insurance Agency Incorporated	(Delaware)
NYLUK I Company	(United Kingdom)
NYLUK II Company	(United Kingdom)
Gresham Mortgage	(United Kingdom)
W Construction Company	(United Kingdom)
WUT	(United Kingdom)
WIM (AIM)	(United Kingdom)
Silver Spring, LLC	(Delaware)
Silver Spring Associates, L.P.	(Pennsylvania)
SCP 2005-C21-002 LLC	(Delaware)
SCP 2005-C21-003 LLC	(Delaware)
SCP 2005-C21-006 LLC	(Delaware)
SCP 2005-C21-007 LLC	(Delaware)
SCP 2005-C21-008 LLC	(Delaware)
SCP 2005-C21-009 LLC	(Delaware)
SCP 2005-C21-017 LLC	(Delaware)
SCP 2005-C21-018 LLC	(Delaware)
SCP 2005-C21-021 LLC	(Delaware)
SCP 2005-C21-025 LLC	(Delaware)
SCP 2005-C21-031 LLC	(Delaware)
SCP 2005-C21-036 LLC	(Delaware)
SCP 2005-C21-041 LLC	(Delaware)
SCP 2005-C21-043 LLC	(Delaware)
SCP 2005-C21-044 LLC	(Delaware)
SCP 2005-C21-048 LLC	(Delaware)
SCP 2005-C21-061 LLC	(Delaware)
SCP 2005-C21-063 LLC	(Delaware)
SCP 2005-C21-067 LLC	(Delaware)
SCP 2005-C21-069 LLC	(Delaware)
SCP 2005-C21-070 LLC	(Delaware)
NYMH-Ennis GP, LLC	(Delaware)
NYMH-Ennis, L.P.	(Texas)
NYMH-Freeport GP, LLC	(Delaware)
NYMH-Freeport, L.P.	(Texas)
NYMH-Houston GP, LLC	(Delaware)
NYMH-Houston, L.P.	(Texas)
NYMH-Plano GP, LLC	(Delaware)
NYMH-Plano, L.P.	(Texas)
NYMH-San Antonio GP, LLC	(Delaware)
NYMH-San Antonio, L.P.	(Texas)
NYMH-Stephenville GP, LLC	(Delaware)
NYMH-Stephenville, L.P.	(Texas)
NYMH-Taylor GP, LLC	(Delaware)
NYMH-Taylor, L.P.	(Texas)
NYMH-Attleboro MA, LLC	(Delaware)
NYMH-Farmingdale, NY LLC	(Delaware)
NYLMDC-King of Prussia GP, LLC	(Delaware)
NYLMDC-King of Prussia Realty, LP	(Delaware)
NYLife Real Estate Holdings LLC	(Delaware)
Huntsville NYL LLC	(Delaware)
CC Acquisitions, LP	(Delaware)
REEP-IND Cedar Farms TN LLC	(Delaware)
Cedar Farms JV LLC	(Delaware)	(90%)
REEP-IND Continental NC LLC	(Delaware)
LRC-Patriot, LLC	(Delaware)	(93%)
REEP-LRC Industrial LLC	(Delaware)
REEP-IND Forest Park NJ LLC	(Delaware)
FP Building 4 LLC	(Delaware)
FP Building 1-2-3 LLC	(Delaware)
FP Building 17, LLC	(Delaware)
FP Building 18, LLC	(Delaware)
FP Building 19, LLC	(Delaware)
FP Building 20, LLC	(Delaware)
FP Mantua Grove LLC	(Delaware)
FP Lot 1.01 LLC	(Delaware)
REEP-IND NJ LLC	(Delaware)
NJIND JV LLC	(Delaware)	(93%)
NJIND Hook Road LLC	(Delaware)
NJIND Raritan Center LLC	(Delaware)
NJIND Talmadge Road LLC	(Delaware)
NJIND Bay Avenue LLC	(Delaware)
NJIND Melrich Road LLC	(Delaware)
NJIND Corbin Street LLC	(Delaware)
REEP-IND Valwood TX LLC	(Delaware)
REEP-MF Cumberland TN LLC	(Delaware)
Cumberland Apartments, LLC	(Tennessee)
REEP-MF Enclave TX LLC	(Delaware)
Enclave CAF LLC	(Delaware)
REEP-MF Marina Landing WA LLC	(Delaware)
REEP-SP Marina Landing LLC	(Delaware)	(98%)
REEP-MF Mira Loma II TX LLC	(Delaware)
Mira Loma II, LLC	(Delaware)	(50%)
REEP-MF Summitt Ridge CO LLC	(Delaware)
Summitt Ridge Apartments, LLC	(Delaware)
REEP-MF Woodridge IL LLC	(Delaware)
REEP-OF Centerpointe VA LLC	(Delaware)
Centerpointe (Fairfax) Holdings LLC	(Delaware)	(50%)
REEP-OFC 575 Lex NY LLC	(Delaware)
REEP-OFC 575 Lex NY GP LLC	(Delaware)
Maple REEP-OFC 575 Lex Holdings LP	(Delaware)	(50%)
Maple REEP-OFC 575 Lex Owner LLC	(Delaware)	(50%)
REEP-RTL SASI GA LLC	(Delaware)
REEP-RTL Bradford PA LLC	(Delaware)
REEP-OFC Royal Centre GA LLC	(Delaware)
Royal Centre, LLC	(Delaware)	(90%)
REEP-RTL CTC NY LLC	(Delaware)
REEP-OFC 5005 LBJ Freeway TX LLC	(Delaware)	(97%)
5005 LBJ Tower LLC	(Delaware)	(97%)
REEP-MF SPENCER NV LLC	(Delaware)
REEP-HZ SPENCER JV LLC	(Delaware)	(92.7%)
REEP-HZ SPENCER LLC	(Delaware)
REEP-OFC/RTL MARKET ROSS TX LLC	(Delaware)
MARKET ROSS TX JV LLC	(Delaware)
MARKET ROSS TX GARAGE OWNER LLC	(Delaware)
MARKET ROSS TX OFFICE OWNER LLC	(Delaware)
MARKET ROSS TX RETAIL OWNER LLC	(Delaware)
REEP-OFC Mallory TN LLC	(Delaware)
3665 Mallory JV LLC	(Delaware)	(90.9%)
REEP-OFC WATER RIDGE NC LLC	(Delaware)
REEP-OFC Viridian AZ LLC	(Delaware)
REEP-Hines Viridian JV LLC	(Delaware)	(73.0309%)
REEP-OFC 2300 Empire LLC	(Delaware)
REEP-MF Wynnewood PA LLC	(Delaware)
Wynnewood JV LLC	(Delaware)	(92.06%)
REEP-MU Fayetteville NC LLC	(Delaware)	(100%)
501 Fayetteville JV LLC	(Delaware)	(85%)
501 Fayetteville Owner LLC	(Delaware)	(100%)
2015 DIL PORTFOLIO HOLDINGS LLC	(Delaware)	(NYLIC: 100)
NJ 663 E. CRESCENT AVE LLC	(Delaware)
NJ 1881 ROUTE 46 LLC	(Delaware)
PA 180 KOST RD LLC	(Delaware)
2017 CT REO HOLDINGS LLC	(Delaware)	(NYLIC: 62.307692%; NYLIAC: 37.692308%)
CT 611 W. JOHNSON AVE LLC	(Delaware)
CT 550 RESEARCH PKWY LLC	(Delaware)
CT 160 CORPORATE COURT LLC	(Delaware)
Cortlandt Town Center LLC	(Delaware)
REEP-IND 10 WEST AZ LLC	(Delaware)
REEP-IND Aegean MA LLC	(Delaware)
REEP-IND CHINO CA LLC	(Delaware)
REEP-IND FREEDOM MA LLC	(Delaware)
REEP-IND Fridley MN LLC	(Minnesota)
REEP-IND Green Oaks IL LLC	(Delaware)
REEP-IND Kent LLC	(Delaware)
REEP-IND LYMAN MA LLC	(Delaware)
REEP-IND RTG NC LLC	(Delaware)
REEP-MF 960 East Paces Ferry GA LLC	(Delaware)
REEP-MF 960 EPF Opco GA LLC	(Delaware)
REEP-MF Issaquah WA LLC	(Delaware)
REEP-MF Mount Vernon GA LLC	(Delaware)
REEP-MF Mount Laurel NJ LLC	(Delaware)
REEP-MF Verde NC LLC	(Delaware)
REEP-MF Wallingford WA LLC	(Delaware)
REEP-OFC Bellevue WA LLC	(Delaware)
REEP-OFC WATER RIDGE NC HOLDCO LLC	(Delaware)
REEP-OFC ONE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TWO WATER RIDGE NC LLC	(Delaware)
REEP-OFC FOUR WATER RIDGE NC LLC	(Delaware)
REEP-OFC FIVE WATER RIDGE NC LLC	(Delaware)
REEP-OFC SIX WATER RIDGE NC LLC	(Delaware)
REEP-OFC SEVEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC EIGHT WATER RIDGE NC LLC	(Delaware)
REEP-OFC NINE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC ELEVEN WATER RIDGE NC LLC	(Delaware)
REEP-MF FOUNTAIN PLACE MN LLC	(Delaware)
REEP-MF FOUNTAIN PLACE LLC	(Delaware)
REEP-OFC 2300 Empire CA LLC	(Delaware)
REEP-IND 10 WEST II AZ LLC	(Delaware)
REEP-RTL Flemington NJ LLC	(Delaware)
REEP-RTL Mill Creek NJ LLC	(Delaware)
REEP-MF Evanston IL LLC	(Delaware)
PTC Acquisitions, LLC	(Delaware)
Martingale Road LLC	(Delaware)
New York Life Funding	(Cayman Islands)[8]
New York Life Global Funding	(Delaware)[8]
NYL Equipment Issuance Trust	(Delaware)[9]
NYL Equipment Issuance Trust 2014-2	(Delaware)[9]
Government Energy Savings Trust 2003-A (GEST)	(New York)[9]
UFI-NOR Federal Receivables Trust, Series 2009B	(New York)[9]
NYLARC Holding Company Inc.	(Arizona)[8]
New York Life Agents Reinsurance Company	(Arizona)[8]
JREP Fund Holdings I, L.P.	(Cayman Islands)	(12.5%)
Jaguar Real Estate Partners L.P.	(Cayman Islands)	(30.3%)
NYLIFE Office Holdings Member LLC	(Delaware)	(51%)
NYLIFE Office Holdings LLC	(Delaware)	(51%)
NYLIFE Office Holdings REIT LLC	(Delaware)
REEP-OFC DRAKES LANDING CA LLC	(Delaware)
REEP-OFC CORPORATE POINTE CA LLC	(Delaware)
REEP-OFC VON KARMAN CA LLC	(Delaware)
REEP-OFC ONE BOWDOIN SQUARE MA LLC	(Delaware)
REEP-OFC 525 N Tryon NC LLC	(Delaware)
525 Charlotte Office LLC	(Delaware)	(100%)
NYLIFE Office Holdings Acquisitions REIT LLC	(Delaware)
REEP OFC Westory DC LLC	(Delaware)
MAX Ventures and Industries Limited	(India)	(22.51%)

(+)	By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.
(*)	Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.
(†)	New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.
1	NYL Cayman Holdings Ltd. owns 15.62%.
2	NYL Worldwide Capital Investment LLC owns 0.002%.
3	NYLIC owns 13.24%, NYLIAC owns 0.00%, and MacKay owns .37% for a total ownership of 13.61%.
4	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.
5	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.
6	Private Advisors Hedged Equity Fund (QP), L.P. owns 33.61% and PA Hedged Equity Fund, L.P. owns 66.39% of the Master Fund.
7	Control of each CLO/CDO and other entities is pursuant to an investment management contract with NYLIM or affiliate, not through ownership of voting interests unless, otherwise, ownership noted..
8	Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests.
9	Control is through financial interest, not ownership of voting interests.

C–5

ITEM 27. NUMBER OF CONTRACT OWNERS

As of December 31, 2017, there were no policy sales.

ITEM 28. INDEMNIFICATION

Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.

Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC (Exhibit No. (6)(b)(3) hereto) for the full text of the indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

C–6

ITEM 29.    PRINCIPAL UNDERWRITERS

(a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

NYLIAC Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

NYLIAC VLI Separate Account

Mainstay Funds Trust

The MainStay Funds

MainStay VP Funds Trust

(b) Directors and Officers.

The principal business address of each director and officer of NYLIFE Distributors LLC is 30 Hudson Street, Jersey City, NJ 07302.

Names of Directors and Officers	Positions and Offices with Underwriter
Kirk C. Lehneis	Chairman
Robert M. Gardner	Manager
Frank Harte	Manager, Senior Vice President & Chief Financial Officer
Yie-Hsin Hung	Chief Executive Officer
John W. Akkerman	Senior Managing Director, MacKay Shields Institutional Sales
Dylan W. Huang	Senior Managing Director, Individual Annuities
Barbara J. McInerney	Senior Managing Director, Compliance
Robert M. Barrack	Managing Director, GoldPoint Partners Institutional Sales
James J. Cristallo	Managing Director, Advanced Markets Network
Mark A. Gomez	Managing Director and General Counsel
Amanda S. Parness	Managing Director, GoldPoint Partners Institutional Sales
Harvey P. Steele	Managing Director, Third Party Distribution
Christopher R. Stringer	Managing Director
Howard Sullivan	Managing Director, Credit Value Partners Institutional Sales
Robin M. Wagner	Managing Director and Chief Compliance Officer
Brian D. Wickwire	Managing Director, NYLIM Service Company, Controller and Chief Operating Officer
Karen A. Bain	Vice President - Tax
Marta Hansen	Director, Chief Financial Officer, Financial Operations Principal and Treasurer
Rafaela M. Herrera	Director, Compliance and Sales Material Review
Linda M. Howard	Director, Compliance, Anti-Money Laundering Officer, and Office of Foreign Assets Control Officer
Colleen A. Meade	Secretary
Elizabeth A. Sharrier	Assistant Secretary

C–7

(c) Commissions and Other Compensation

Name of Principal Underwriter	New Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation

NYLIFE Distributors Inc.	-0-	-0-	-0-	-0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life–Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 31. MANAGEMENT SERVICES – Not applicable.

ITEM 32. UNDERTAKINGS – Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of NYLIAC Variable Annuity Separate Account-IV, hereby represents that the fees and charges deducted under the annuities described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

C–8

SECTION 403(b) REPRESENTATIONS

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

C–9

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf in New York, New York on April 12, 2018.

NYLIAC VARIABLE ANNUITY
SEPARATE ACCOUNT - IV
(Registrant)

By:	/s/ Matthew Williams
Name: Matthew Williams
Title: Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(Depositor)

By:	/s/ Matthew Williams
Name: Matthew Williams
Title: Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Christopher Ashe *	Director

David G. Bedard*	Director

Alexander I.M. Cook*	Director

John T. Fleurant*	Director and Chief Financial Officer

Robert M. Gardner*	Director and Controller (Principal Accounting Officer)

Matthew M. Grove*	Director

Frank Harte*	Director

Thomas A. Hendry*	Director

Dylan W. Huang*	Director

John Y. Kim*	Director and President

Mark J. Madgett*	Director

Theodore A. Mathas*	Chairman and Chief Financial Officer (Principal Executive Officer)

Amy Miller*	Director

Arthur H. Seter*	Director

Joel M. Steinberg*	Director

Matthew D. Wion*	Director

By:	/s/ Matthew Williams
Matthew Williams
Attorney-in-Fact

April 12, 2018

*	Pursuant to Powers of Attorney incorporated herein by reference.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

(9)	Opinion and Consent of Thomas F. English, Esq.

(10)(a)	Consent of PricewaterhouseCoopers LLP.